UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05876

LORD ABBETT SERIES FUND, INC.

(Exact name of Registrant as specified in charter)

30 Hudson Street, Jersey City, New Jersey 07302-4804

(Address of principal executive offices) (Zip code)

Randolph A. Stuzin, Esq.

Vice President and Assistant Secretary

30 Hudson Street, Jersey City, New Jersey 07302-4804

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2026

Item 1:	Report(s) to Shareholders.

Class VC

Lord Abbett Bond Debenture Portfolio

Semi-Annual Shareholder Report

June 30, 2026

www.lordabbett.com/seriesfunds

This semi-annual shareholder report contains important information about the Lord Abbett Bond Debenture Portfolio for the period of January 1, 2026 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at www.lordabbett.com/seriesfunds. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VC	$44	0.87%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of June 30, 2026)

Key Fund Statistics

 (as of June 30, 2026)

Table Summary
Total Net Assets	$1,204,819,667
# of Portfolio Holdings	915
Portfolio Turnover Rate	156%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	5.07%
Common Stocks	4.79%
Corporate Bonds	60.36%
Floating Rate Loans	1.55%
Foreign Government Obligations	6.04%
Government Sponsored Enterprises Pass-Throughs	11.58%
Investments in Affiliated Funds	1.23%
Municipal Bonds	0.48%
Non-Agency Commercial Mortgage-Backed Securities	3.92%
Preferred Stocks	0.08%
Warrants	0.00%Footnote Reference**
Repurchase Agreements	2.33%
Money Market FundsFootnote Reference†	2.31%
Time DepositsFootnote Reference†	0.26%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit www.lordabbett.com/seriesfunds.

TSR-SA-593-VC

08/26

Class VC

Lord Abbett Developing Growth Portfolio

Semi-Annual Shareholder Report

June 30, 2026

www.lordabbett.com/seriesfunds

This semi-annual shareholder report contains important information about the Lord Abbett Developing Growth Portfolio for the period of January 1, 2026 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at www.lordabbett.com/seriesfunds. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VC	$61	1.04%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of June 30, 2026)

Key Fund Statistics

 (as of June 30, 2026)

Table Summary
Total Net Assets	$79,448,007
# of Portfolio Holdings	96
Portfolio Turnover Rate	56%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.53%
Consumer Discretionary	5.43%
Consumer Staples	0.85%
Financials	2.89%
Health Care	19.20%
Industrials	30.29%
Information Technology	31.50%
Repurchase Agreements	1.60%
Money Market FundsFootnote Reference†	6.04%
Time DepositsFootnote Reference†	0.67%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit www.lordabbett.com/seriesfunds.

TSR-SA-583-VC

08/26

Class VC

Lord Abbett Dividend Growth Portfolio

Semi-Annual Shareholder Report

June 30, 2026

www.lordabbett.com/seriesfunds

This semi-annual shareholder report contains important information about the Lord Abbett Dividend Growth Portfolio for the period of January 1, 2026 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at www.lordabbett.com/seriesfunds. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VC	$51	0.99%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of June 30, 2026)

Key Fund Statistics

 (as of June 30, 2026)

Table Summary
Total Net Assets	$200,915,792
# of Portfolio Holdings	51
Portfolio Turnover Rate	20%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.87%
Consumer Discretionary	5.08%
Consumer Staples	5.81%
Energy	5.83%
Financials	16.10%
Health Care	11.43%
Industrials	10.70%
Information Technology	30.34%
Materials	5.49%
Utilities	4.30%
Repurchase Agreements	1.05%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit www.lordabbett.com/seriesfunds.

TSR-SA-1402-VC

08/26

Class VC

Lord Abbett Fundamental Equity Portfolio

Semi-Annual Shareholder Report

June 30, 2026

www.lordabbett.com/seriesfunds

This semi-annual shareholder report contains important information about the Lord Abbett Fundamental Equity Portfolio for the period of January 1, 2026 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at www.lordabbett.com/seriesfunds. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VC	$57	1.08%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of June 30, 2026)

Key Fund Statistics

 (as of June 30, 2026)

Table Summary
Total Net Assets	$212,528,738
# of Portfolio Holdings	57
Portfolio Turnover Rate	31%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.72%
Consumer Discretionary	6.71%
Consumer Staples	1.87%
Energy	7.46%
Financials	21.43%
Health Care	12.00%
Industrials	13.72%
Information Technology	21.15%
Materials	4.54%
Real Estate	1.58%
Utilities	4.49%
Repurchase Agreements	0.33%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit www.lordabbett.com/seriesfunds.

TSR-SA-1401-VC

08/26

Class VC

Lord Abbett Growth and Income Portfolio

Semi-Annual Shareholder Report

June 30, 2026

www.lordabbett.com/seriesfunds

This semi-annual shareholder report contains important information about the Lord Abbett Growth and Income Portfolio for the period of January 1, 2026 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at www.lordabbett.com/seriesfunds. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VC	$47	0.93%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of June 30, 2026)

Key Fund Statistics

 (as of June 30, 2026)

Table Summary
Total Net Assets	$492,495,687
# of Portfolio Holdings	58
Portfolio Turnover Rate	26%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.58%
Consumer Discretionary	6.72%
Consumer Staples	1.89%
Energy	7.43%
Financials	20.33%
Health Care	14.28%
Industrials	14.39%
Information Technology	18.93%
Materials	4.48%
Real Estate	1.50%
Utilities	4.02%
Repurchase Agreements	0.48%
Money Market FundsFootnote Reference†	0.87%
Time DepositsFootnote Reference†	0.10%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit www.lordabbett.com/seriesfunds.

TSR-SA-17-VC

08/26

Class VC

Lord Abbett Growth Opportunities Portfolio

Semi-Annual Shareholder Report

June 30, 2026

www.lordabbett.com/seriesfunds

This semi-annual shareholder report contains important information about the Lord Abbett Growth Opportunities Portfolio for the period of January 1, 2026 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at www.lordabbett.com/seriesfunds. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VC	$62	1.13%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of June 30, 2026)

Key Fund Statistics

 (as of June 30, 2026)

Table Summary
Total Net Assets	$84,885,384
# of Portfolio Holdings	80
Portfolio Turnover Rate	68%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.56%
Consumer Discretionary	9.03%
Energy	1.74%
Financials	5.01%
Health Care	10.43%
Industrials	34.09%
Information Technology	29.74%
Repurchase Agreements	3.57%
Money Market FundsFootnote Reference†	2.55%
Time DepositsFootnote Reference†	0.28%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit www.lordabbett.com/seriesfunds.

TSR-SA-1400-VC

08/26

Class VC

Lord Abbett Mid Cap Stock Portfolio

Semi-Annual Shareholder Report

June 30, 2026

www.lordabbett.com/seriesfunds

This semi-annual shareholder report contains important information about the Lord Abbett Mid Cap Stock Portfolio for the period of January 1, 2026 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at www.lordabbett.com/seriesfunds. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VC	$60	1.14%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of June 30, 2026)

Key Fund Statistics

 (as of June 30, 2026)

Table Summary
Total Net Assets	$256,432,158
# of Portfolio Holdings	61
Portfolio Turnover Rate	39%
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	0.85%
Consumer Discretionary	6.43%
Consumer Staples	2.96%
Energy	5.98%
Financials	16.82%
Health Care	11.34%
Industrials	19.96%
Information Technology	21.33%
Materials	6.00%
Real Estate	1.58%
Utilities	6.25%
Repurchase Agreements	0.50%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit www.lordabbett.com/seriesfunds.

TSR-SA-269-VC

08/26

Class I

Lord Abbett Short Duration Income Portfolio

Semi-Annual Shareholder Report

June 30, 2026

www.lordabbett.com/seriesfunds

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Income Portfolio for the period of May 1, 2026 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at www.lordabbett.com/seriesfunds. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$7	0.42%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of June 30, 2026)

Key Fund Statistics

 (as of June 30, 2026)

Table Summary
Total Net Assets	$167,980,316
# of Portfolio Holdings	841
Portfolio Turnover Rate	84%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	21.37%
Convertible Bonds	0.04%
Corporate Bonds	55.45%
Floating Rate Loans	4.29%
Foreign Government Obligations	1.91%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.03%
Government Sponsored Enterprises Pass-Throughs	5.06%
Municipal Bonds	0.13%
Non-Agency Commercial Mortgage-Backed Securities	7.68%
U.S. Treasury Obligations	3.52%
Repurchase Agreements	0.52%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit www.lordabbett.com/seriesfunds.

TSR-SA-3379-I

08/26

Class VC

Lord Abbett Short Duration Income Portfolio

Semi-Annual Shareholder Report

June 30, 2026

www.lordabbett.com/seriesfunds

This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Income Portfolio for the period of January 1, 2026 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at www.lordabbett.com/seriesfunds. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VC	$39	0.78%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of June 30, 2026)

Key Fund Statistics

 (as of June 30, 2026)

Table Summary
Total Net Assets	$167,980,316
# of Portfolio Holdings	841
Portfolio Turnover Rate	84%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	21.37%
Convertible Bonds	0.04%
Corporate Bonds	55.45%
Floating Rate Loans	4.29%
Foreign Government Obligations	1.91%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.03%
Government Sponsored Enterprises Pass-Throughs	5.06%
Municipal Bonds	0.13%
Non-Agency Commercial Mortgage-Backed Securities	7.68%
U.S. Treasury Obligations	3.52%
Repurchase Agreements	0.52%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit www.lordabbett.com/seriesfunds.

TSR-SA-3384-VC

08/26

Class VC

Lord Abbett Total Return Portfolio

Semi-Annual Shareholder Report

June 30, 2026

www.lordabbett.com/seriesfunds

This semi-annual shareholder report contains important information about the Lord Abbett Total Return Portfolio for the period of January 1, 2026 to June 30, 2026 (the "reporting period"). You can find additional information about the Fund at www.lordabbett.com/seriesfunds. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VC	$35	0.70%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of June 30, 2026)

Key Fund Statistics

 (as of June 30, 2026)

Table Summary
Total Net Assets	$657,753,340
# of Portfolio Holdings	567
Portfolio Turnover Rate	200%
Table Summary
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	12.43%
Common Stocks	0.01%
Corporate Bonds	34.62%
Floating Rate Loans	1.53%
Foreign Government Obligations	1.47%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.59%
Government Sponsored Enterprises Pass-Throughs	22.37%
Government Sponsored Enterprises Securities	0.80%
Non-Agency Commercial Mortgage-Backed Securities	9.05%
U.S. Treasury Obligations	15.08%
Repurchase Agreements	1.02%
Money Market FundsFootnote Reference**	0.03%
Time DepositsFootnote Reference**	0.00%Footnote Reference†
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Securities were purchased with the cash collateral from loaned securities.
Footnote†	Amount is less than 0.01%

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit www.lordabbett.com/seriesfunds.

TSR-SA-1454-VC

08/26

(b)	Not applicable.

Item 2:	Code of Ethics.
(a)	Not applicable.

(b)	Not applicable.

(c)	The Registrant has not amended its Sarbanes-Oxley Code of Ethics for the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”) during the six-month period ended June 30, 2026 (the “Period”). Subsequent to the Period, the Registrant updated its Code of Ethics solely to reflect a change to the Registrant’s principal financial officer and principal accounting officer, effective May 22, 2026.

(d)	The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)	Not applicable.

(f)	See Item 19(a)(1) concerning the filing of the Code of Ethics.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
The Registrant’s “Schedule I - Investments in securities of unaffiliated issuers” as of the close of the reporting period is included under Item 7 of this Form N-CSR.

Item 7:	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 8:	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Item 9:	Proxy Disclosures for Open-End Management Investment Companies.

Item 10:	Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

Item 11:	Statement Regarding Basis for Approval of Investment Advisory Contract.
The basis for the approval of the investment adviser contract is included as part of the report to shareholders filed under Item 1 (a) of this form N-CSR.

LORD ABBETT
FINANCIAL STATEMENTS
AND OTHER IMPORTANT
INFORMATION

Lord Abbett
Series Fund—Bond Debenture Portfolio

For the six-month period ended June 30, 2026

1	Schedule of Investments (Item 7)

48	Statement of Assets and Liabilities (Item 7)

49	Statement of Operations (Item 7)

50	Statements of Changes in Net Assets (Item 7)

52	Financial Highlights (Item 7)

54	Notes to Financial Statements (Item 7)

74	Changes in and Disagreements with Accountants (Item 8)

74	Proxy Disclosures (Item 9)

74	Remuneration Paid to Directors, Officers, and Others (Item 10)

74	Statement Regarding Basis for Approval of Investment Advisory Contract (Item 11)

Schedule of Investments (unaudited)

June 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
LONG-TERM INVESTMENTS 108.92%

ASSET-BACKED SECURITIES 5.80%

Automobiles 0.06%
First Investors Auto Owner Trust Series 2025-1A Class D†	5.22%		12/15/2033	$700,000	$692,978

Credit Card 0.28%
Continental Finance Credit Card ABS Master Trust Series 2024-A Class A†	5.78%		12/15/2032	1,798,000	1,807,144
Perimeter Master Note Business Trust Series 2025-1A Class A†	5.58%		12/16/2030	1,600,000	1,595,466
Total					3,402,610

Other 5.46%
AB BSL CLO 7 Ltd. Series 2025-7A Class C†	5.572% (3 mo. USD Term SOFR + 1.90%	)#	1/15/2039	250,000	251,080
Acore Issuer LLC Series 2026-FL1 Class A†	5.089% (1 mo. USD Term SOFR + 1.45%	)#	8/20/2043	910,000	910,569
ACREC LLC Series 2026-FL5 Class A†	4.95% (1 mo. USD Term SOFR + 1.35%	)#	7/18/2043	590,000	590,501
ACREC LLC Series 2026-FL5 Class AS†	5.10% (1 mo. USD Term SOFR + 1.50%	)#	7/18/2043	1,590,000	1,591,351
Anchorage Capital CLO 7 Ltd. Series 2015-7A Class CR4†	5.57% (3 mo. USD Term SOFR + 1.90%	)#	4/28/2037	420,000	421,962
Arbor Realty Commercial Real Estate Notes LLC Series 2026-FL1 Class A†	5.139% (1 mo. USD Term SOFR + 1.50%	)#	9/20/2043	870,000	873,263
ARES Loan Funding V Ltd. Series 2024-ALF5AR Class CR†	5.531% (3 mo. USD Term SOFR + 1.90%	)#	7/25/2037	480,000	481,308
Ballyrock CLO 28 Ltd. Series 2024-28A Class SUB†	5.403%	#(a)	1/20/2038	600,000	363,316
BAR Issuer LLC Series 2026-FL1 Class A†	5.239% (1 mo. USD Term SOFR + 1.60%	)#	8/20/2043	2,300,000	2,310,775
Barrow Hanley CLO III Ltd. Series 2024-3A Class CR†	5.491% (3 mo. USD Term SOFR + 1.87%	)#	4/20/2038	310,000	310,322
BDS LLC Series 2025-FL16 Class A†	5.039% (1 mo. USD Term SOFR + 1.40%	)#	6/19/2043	940,000	943,098
BDS LLC Series 2026-FL17 Class A†	4.989% (1 mo. USD Term SOFR + 1.35%	)#	5/19/2043	1,120,000	1,121,399

See Notes to Financial Statements.	1

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Benefit Street Partners CLO XXXIX Ltd. Series 2025-39A Class SUB†	Zero coupon	#(a)	4/15/2038	$1,500,000	$1,170,051
Bojangles Issuer LLC Series 2024-1A Class A2†	6.584%		11/20/2054	1,230,700	1,239,475
Bridge Street CLO II Ltd. Series 2021-1A Class CR†	5.675% (3 mo. USD Term SOFR + 2.00%	)#	1/20/2039	250,000	250,611
Bryant Park Funding Ltd. Series 2024-22AR Class CR†	5.384% (3 mo. USD Term SOFR + 1.75%	)#	3/31/2039	720,000	720,894
BSPDF Issuer LLC Series 2026-FL3 Class A†	5.087% (1 mo. USD Term SOFR + 1.45%	)#	9/18/2043	1,590,000	1,594,977
BSPDF Issuer LLC Series 2026-FL4 Class A†	5.087% (1 mo. USD Term SOFR + 1.45%	)#	11/18/2043	1,820,000	1,821,490
BSPDF Issuer LLC Series 2026-FL4 Class AS†	5.287% (1 mo. USD Term SOFR + 1.65%	)#	11/18/2043	1,360,000	1,362,598
BSPRT Issuer LLC Series 2025-FL12 Class A†	5.022% (1 mo. USD Term SOFR + 1.39%	)#	1/17/2043	1,270,000	1,273,593
Cajun Global LLC Series 2025-2A Class A2†	5.912%		11/20/2055	1,350,000	1,348,667
Canyon CLO Ltd. Series 2021-3A Class CR†	5.473% (3 mo. USD Term SOFR + 1.80%	)#	7/15/2034	360,000	360,377
Canyon CLO Ltd. Series 2023-2AR Class CR†	5.43% (3 mo. USD Term SOFR + 1.75%	)#	7/15/2039	550,000	549,854
Carlyle U.S. CLO Ltd. Series 2019-4AR Class CR2†	5.387% (3 mo. USD Term SOFR + 1.75%	)#	6/22/2039	760,000	760,922
Carlyle U.S. CLO Ltd. Series 2021-6A Class CR†	5.623% (3 mo. USD Term SOFR + 1.95%	)#	1/15/2038	250,000	251,197
CBAMR Ltd. Series 2020-12A Class CR2†	5.475% (3 mo. USD Term SOFR + 1.80%	)#	1/20/2039	250,000	251,568
Cherry Securitization Trust Series 2024-1A Class A†	5.70%		4/15/2032	1,455,000	1,458,064
Cherry Securitization Trust Series 2025-1A Class A†	6.13%		11/15/2032	1,055,000	1,065,573
Crockett Partners Equipment Co. IIA LLC Series 2024-1C Class A†	6.05%		1/20/2031	996,818	1,006,079
DB Master Finance LLC Series 2026-1A Class A2II†	5.432%		5/20/2056	2,300,000	2,308,699
Dryden 42 Senior Loan Fund Series 2016-42AR Class CR3†	5.475% (3 mo. USD Term SOFR + 1.85%	)#	7/15/2037	750,000	751,879
Hardee’s Funding LLC Series 2018-1A Class A23†	5.71%		6/20/2048	1,143,900	1,133,104

2	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Hardee’s Funding LLC Series 2024-1A Class A2†	7.253%		3/20/2054	$337,238	$344,706
Harvest U.S. CLO Ltd. Series 2026-2A Class C†(b)	–	(c)	7/17/2039	430,000	430,323
INCREF LLC Series 2026-FL2 Class A†	5.12% (1 mo. USD Term SOFR + 1.45%	)#	12/19/2043	1,890,000	1,892,283
INCREF LLC Series 2026-FL3 Class A†	5.05% (1 mo. USD Term SOFR + 1.40%	)#	1/19/2044	1,330,000	1,330,617
INCREF LLC Series 2026-FL3 Class AS†(b)	5.30% (1 mo. USD Term SOFR + 1.65%	)#	1/19/2044	1,360,000	1,360,556
Invesco U.S. CLO Ltd. Series 2025-2A Class C†	5.573% (3 mo. USD Term SOFR + 1.90%	)#	7/15/2038	250,000	250,729
Jersey Mike’s Funding LLC Series 2024-1A Class A2†	5.636%		2/15/2055	913,437	923,264
KKR CLO 50 Ltd. Series 2024-50A Class CR†	5.553% (3 mo. USD Term SOFR + 1.90%	)#	4/20/2039	300,000	300,745
Lightpath Fiber Issuer LLC Series 2026-1A Class A2†	5.597%		3/25/2056	2,415,000	2,417,296
Madison Park Funding LXXI Ltd. Series 2025-71A Class C†	5.466% (3 mo. USD Term SOFR + 1.80%	)#	4/23/2038	700,000	700,974
Madison Park Funding XXXIII Ltd. Series 2019-33A Class CR2†	5.587% (3 mo. USD Term SOFR + 1.95%	)#	10/15/2032	250,000	250,464
Madison Park Funding XXXVI Ltd. Series 2019-36A Class CRR†	5.523% (3 mo. USD Term SOFR + 1.85%	)#	4/15/2035	250,000	250,298
Market Street CLO Ltd. III Series 2026-3A Class C†(b)	–	(c)	7/20/2039	860,000	860,645
MF1 LLC Series 2026-FL22 Class A†	5.037% (1 mo. USD Term SOFR + 1.40%	)#	11/18/2043	2,090,000	2,094,375
MF1 LLC Series 2026-FL22 Class AS†	5.237% (1 mo. USD Term SOFR + 1.60%	)#	11/18/2043	480,000	480,751
OHA Loan Funding Ltd. Series 2013-1AR Class CR4†	5.384% (3 mo. USD Term SOFR + 1.72%	)#	7/23/2039	650,000	650,788
Orion CLO Ltd. Series 2024-3AR Class CR†	5.433% (3 mo. USD Term SOFR + 1.80%	)#	7/25/2039	970,000	970,855
OWN Equipment Fund I LLC Series 2024-2M Class A†	5.70%		12/20/2032	1,409,007	1,413,123
Pagaya Point of Sale Holdings Grantor Trust Series 2025-1 Class A†	5.715%		1/20/2034	1,175,000	1,175,751

See Notes to Financial Statements.	3

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
PFP Ltd. Series 2025-12 Class A†	5.126% (1 mo. USD Term SOFR + 1.49%	)#	12/18/2042	$880,000	$884,373
PFP Ltd. Series 2026-13 Class A†	5.137% (1 mo. USD Term SOFR + 1.50%	)#	8/18/2043	1,230,000	1,236,255
PFP Ltd. Series 2026-14 Class A†	4.97% (1 mo. USD Term SOFR + 1.32%	)#	12/18/2043	1,830,000	1,830,858
PFP Ltd. Series 2026-14 Class AS†	5.25% (1 mo. USD Term SOFR + 1.60%	)#	12/18/2043	1,390,000	1,390,000
Regatta XVI Funding Ltd. Series 2019-2A Class CR2†	5.473% (3 mo. USD Term SOFR + 1.80%	)#	4/15/2039	300,000	301,020
Regatta XXVII Funding Ltd. Series 2024-1AR Class CR†	5.383% (3 mo. USD Term SOFR + 1.75%	)#	7/26/2039	300,000	300,525
SEB Funding LLC Series 2026-1A Class A2†	6.665%		1/30/2056	2,325,000	2,309,912
Silver Point CLO 1 Ltd. Series 2022-1A Class CR†	5.575% (3 mo. USD Term SOFR + 1.90%	)#	1/20/2038	710,000	710,710
Sona U.S. CLO 2 Ltd. Series 2026-2A Class C†	5.625% (3 mo. USD Term SOFR + 1.85%	)#	7/22/2039	560,000	560,680
Sotheby’s Artfi Master Trust Series 2026-1A Class D†	5.54%		6/20/2033	835,000	833,625
Stream Innovations Issuer Trust Series 2024-1A Class A†	6.27%		7/15/2044	341,415	350,396
Symphony CLO XVIII Ltd. Series 2016-18A Class CR4†	5.616% (3 mo. USD Term SOFR + 1.95%	)#	10/23/2037	1,050,000	1,051,464
U.S. Bank NA Series 2025-SUP1 Class B†	5.582%		2/25/2032	604,929	602,786
VB-S1 Issuer LLC Series 2026-1A Class D†	5.193%		3/15/2056	1,690,000	1,661,957
Wingstop Funding LLC Series 2020-1A Class A2†	2.841%		12/5/2050	1,334,675	1,297,206
Wingstop Funding LLC Series 2024-1A Class A2†	5.858%		12/5/2054	1,070,000	1,080,832
Zaxbys Funding LLC Series 2024-1A Class A2I†	6.594%		4/30/2054	486,338	493,324
Total					65,843,082
Total Asset-Backed Securities (cost $70,292,448)					69,938,670

				Shares
COMMON STOCKS 5.49%

Aerospace & Defense 1.28%
ATI, Inc.*				6,020	1,186,542
DCP Holdings PLC*				224,775	11,027,462	(d)
Elbit Systems Ltd. (Israel)(e)				1,937	1,469,641

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Shares	Fair Value
Aerospace & Defense (continued)
Woodward, Inc.	4,177	$1,777,063
Total		15,460,708

Air Freight & Logistics 0.08%
FedEx Corp.	3,264	1,022,056

Automobiles 0.03%
Ferrari NV (Italy)(e)(f)	846	314,957

Banks 0.10%
Citigroup, Inc.	8,725	1,221,151

Beverages 0.07%
Monster Beverage Corp.*	8,709	837,109

Biotechnology 0.29%
Natera, Inc.*	4,593	1,246,770
Protagonist Therapeutics, Inc.*	9,913	1,215,135
Twist Bioscience Corp.*	10,395	1,069,438
Total		3,531,343

Building Products 0.10%
Madison Air Solutions Corp. Class A*(f)	29,857	1,164,423

Capital Markets 0.10%
StoneX Group, Inc.*	9,693	1,148,620

Chemicals 0.20%
Element Solutions, Inc.	24,169	1,154,070
International Flavors & Fragrances, Inc.	15,710	1,244,546
Total		2,398,616

Commercial Services & Supplies 0.01%
Claire’s Holdings LLC*	1,067	0	(d)
Labels Buyer LLC*	837	79,166
Total		79,166

Construction & Engineering 0.10%
Construction Partners, Inc. Class A*	10,161	1,206,822

Construction Materials 0.08%
James Hardie Industries PLC (Ireland)*(e)(f)	38,672	1,012,433

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Shares	Fair Value
Electrical Equipment 0.24%
Generac Holdings, Inc.*	5,077	$1,486,596
Nextpower, Inc. Class A*	9,398	1,119,678
Sensata Technologies Holding PLC	7,244	345,829
Total		2,952,103

Electronic Equipment, Instruments & Components 0.25%
Cognex Corp.	24,225	1,754,374
Littelfuse, Inc.	2,666	1,213,910
Total		2,968,284

Energy Equipment & Services 0.03%
SLB Ltd.	7,754	360,483

Ground Transportation 0.11%
JB Hunt Transport Services, Inc.	4,603	1,332,246

Health Care Equipment & Supplies 0.10%
Glaukos Corp.*	8,701	1,216,052

Hotels, Restaurants & Leisure 0.02%
Arcos Dorados Holdings, Inc. Class A (Uruguay)(e)	29,243	235,699

Information Technology Services 0.15%
Twilio, Inc. Class A*	8,723	1,799,817

Life Sciences Tools & Services 0.06%
West Pharmaceutical Services, Inc.	2,176	781,184

Machinery 0.25%
RBC Bearings, Inc.*	2,539	1,635,268
Watts Water Technologies, Inc. Class A	3,627	1,419,789
Total		3,055,057

Metals & Mining 0.32%
Aurubis AG(g)	3,387	702,033
Freeport-McMoRan, Inc.	23,025	1,448,042
Southern Copper Corp.	2,921	509,014
Steel Dynamics, Inc.	5,319	1,220,498
Total		3,879,587

Miscellaneous Financials 0.02%
Utex Industries*	8,205	244,780

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Shares	Fair Value
Personal Care Products 0.06%
Anastasia Parent LLC*	8,104	$65,845
Gibson Brands Private Equity*	9,315	605,475
Total		671,320

Pharmaceuticals 0.24%
Galderma Group AG(g)	7,753	1,763,400
Novartis AG Registered Shares(g)	7,017	1,096,703
Total		2,860,103

Professional Services 0.11%
Planet Labs PBC*	41,658	1,380,130

Semiconductors & Semiconductor Equipment 0.54%
Amkor Technology, Inc.	13,016	1,122,370
ASML Holding NV(g)	582	1,152,462
Astera Labs, Inc.*	2,665	1,287,248
Lattice Semiconductor Corp.*	4,240	648,551
Marvell Technology, Inc.	2,060	613,653
Teradyne, Inc.	3,387	1,638,766
Total		6,463,050

Software 0.37%
Datadog, Inc. Class A*	5,801	1,510,348
Fortinet, Inc.*	8,219	1,262,603
JFrog Ltd.*	18,172	1,651,471
Total		4,424,422

Specialty Retail 0.07%
Victoria’s Secret & Co.*	9,679	808,003

Textiles, Apparel & Luxury Goods 0.02%
Cie Financiere Richemont SA Class A(g)	1,210	279,363

Trading Companies & Distributors 0.08%
United Rentals, Inc.	848	960,691

Transportation Infrastructure 0.01%
ACBL Holdings Corp.*	2,356	82,460
Total Common Stocks (cost $52,324,522)		66,152,238

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
CORPORATE BONDS 69.13%

Aerospace/Defense 1.47%
ATI, Inc.	5.875%	6/15/2033	$435,000	$441,302
ATI, Inc.	7.25%	8/15/2030	1,596,000	1,658,161
Boeing Co.	5.805%	5/1/2050	1,169,000	1,155,669
Boeing Co.	6.528%	5/1/2034	2,126,000	2,313,671
Czechoslovak Group AS (Czech Republic)(e)	6.50%	1/10/2031	748,000	761,442
Efesto Bidco SpA Efesto U.S. LLC (Italy)†(e)	7.50%	2/15/2032	2,453,000	2,456,971
HEICO Corp.	5.35%	8/1/2033	1,237,000	1,257,969
Moog, Inc.†	5.50%	10/15/2034	1,178,000	1,163,007
TransDigm, Inc.†	6.00%	1/15/2033	2,343,000	2,367,423
TransDigm, Inc.†	6.125%	7/31/2034	1,167,000	1,166,958
TransDigm, Inc.†	6.75%	1/31/2034	1,208,000	1,239,920
TransDigm, Inc.†	6.875%	12/15/2030	1,632,000	1,678,308
Total				17,660,801

Agriculture 0.30%
BAT Capital Corp.	7.75%	10/19/2032	1,051,000	1,198,260
Japan Tobacco, Inc. (Japan)†(e)	5.85%	6/15/2035	1,026,000	1,074,431
JT International Financial Services BV (Netherlands)†(e)	6.875%	10/24/2032	1,273,000	1,396,411
Total				3,669,102

Airlines 1.82%
Alaska Airlines Pass-Through Trust Class A†	4.80%	2/15/2029	1,130,903	1,131,055
American Airlines Pass-Through Trust Class AA	3.00%	4/15/2030	478,675	463,895
American Airlines Pass-Through Trust Class A	4.90%	11/11/2039	956,000	934,763
American Airlines Pass-Through Trust Class B	5.65%	5/11/2036	638,000	632,848
American Airlines Pass-Through Trust Class B	5.75%	11/10/2036	784,000	781,762
American Airlines, Inc./AAdvantage Loyalty IP Ltd.†	5.75%	4/20/2029	5,590,432	5,604,587
AS Mileage Plan IP Ltd. (Cayman Islands)†(e)(f)	5.308%	10/20/2031	1,211,000	1,198,362
British Airways Pass-Through Trust Class AA (United Kingdom)†(e)	3.30%	6/15/2034	527,897	496,801
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.75%	10/20/2028	1,205,112	1,204,273
JetBlue Airways Corp./JetBlue Loyalty LP†	9.875%	9/20/2031	1,469,000	1,332,483
JetBlue Pass-Through Trust Class A	2.95%	11/15/2029	703,521	656,919
JetBlue Pass-Through Trust Class B	8.00%	5/15/2029	511,378	515,118

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Airlines (continued)
United Airlines Holdings, Inc.	5.375%	3/1/2031	$1,513,000	$1,504,025
United Airlines Pass-Through Trust Class AA	5.45%	8/15/2038	2,159,535	2,202,422
United Airlines Pass-Through Trust Class A	5.80%	7/15/2037	1,227,527	1,277,879
United Airlines Pass-Through Trust Class A	5.875%	4/15/2029	725,611	734,558
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Malta)†(e)	6.375%	2/1/2030	1,255,000	1,195,404
Total				21,867,154

Apparel 0.19%
Beach Acquisition Bidco LLC†	10.00%	7/15/2033	410,868	466,740
William Carter Co.†	7.375%	2/15/2031	1,712,000	1,770,792
Total				2,237,532

Auto Manufacturers 1.58%
Allison Transmission, Inc.†	3.75%	1/30/2031	1,261,000	1,180,012
Aston Martin Capital Holdings Ltd. (United Kingdom)†(e)(f)	10.00%	3/31/2029	1,667,000	1,298,454
Ford Motor Credit Co. LLC	3.625%	6/17/2031	2,584,000	2,357,270
Ford Motor Credit Co. LLC	6.125%	3/8/2034	2,843,000	2,862,729
General Motors Financial Co., Inc.	5.45%	9/6/2034	1,133,000	1,135,576
Nissan Motor Acceptance Co. LLC†	6.125%	9/30/2030	1,762,000	1,733,588
Nissan Motor Acceptance Co. LLC†	7.05%	9/15/2028	639,000	655,172
Nissan Motor Co. Ltd. (Japan)†(e)	4.345%	9/17/2027	798,000	785,515
Nissan Motor Co. Ltd. (Japan)†(e)	4.81%	9/17/2030	3,242,000	3,020,976
Nissan Motor Co. Ltd. (Japan)†(e)	7.75%	7/17/2032	1,178,000	1,221,418
Nissan Motor Co. Ltd. (Japan)†(e)(f)	8.125%	7/17/2035	1,191,000	1,261,818
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC†	10.00%	1/15/2031	1,497,000	1,492,256
Total				19,004,784

Auto Parts & Equipment 1.27%
Clarios Global LP/Clarios U.S. Finance Co.†	6.75%	9/15/2032	1,107,000	1,131,271
Cooper-Standard Automotive, Inc.†	9.25%	3/1/2031	1,596,000	1,609,901
Cyprium Corp./Cyprium Holdings Luxembourg SARL†	6.125%	4/15/2031	1,298,000	1,301,188
Cyprium Corp./Cyprium Holdings Luxembourg SARL†	6.375%	4/15/2034	1,348,000	1,348,675
Dana, Inc.(f)	4.25%	9/1/2030	826,000	824,976
Dana, Inc.	4.50%	2/15/2032	1,300,000	1,301,803
Forvia SE (France)†(e)(f)	6.75%	9/15/2033	1,165,000	1,165,237

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Auto Parts & Equipment (continued)
Goodyear Tire & Rubber Co.	6.625%		7/15/2030		$900,000	$869,944
Tenneco, Inc.†	8.00%		11/17/2028		1,154,000	1,161,869
ZF North America Capital, Inc.†	6.75%		4/23/2030		1,158,000	1,149,269
ZF North America Capital, Inc.†	6.875%		4/14/2028		1,064,000	1,088,979
ZF North America Capital, Inc.†	7.125%		4/14/2030		2,335,000	2,357,449
Total						15,310,561

Banks 3.89%
Akbank TAS (Turkey)†(e)	7.95% (5 yr. CMT + 4.22%	)#	–	(h)	1,200,000	1,160,652
Alfa Bank AO Via Alfa Bond Issuance PLC (Ireland)(e)	5.50% (5 yr. CMT + 4.55%	)	10/26/2031		2,645,000	0	(d)
Associated Banc-Corp.	6.455% (SOFR + 3.03%	)#	8/29/2030		1,128,000	1,161,182
Australia & New Zealand Banking Group Ltd. (Australia)†(e)	6.742%		12/8/2032		1,077,000	1,161,615
Banco Santander SA (Spain)(e)	8.00% (5 yr. CMT + 3.91%	)#	–	(h)	600,000	647,679
Bank Hapoalim BM (Israel)(e)	5.252%		1/14/2033		1,175,000	1,163,773
Bank Leumi Le-Israel BM (Israel)(e)	5.74% (5 yr. CMT + 1.55%	)#	9/9/2036		2,187,000	2,176,197
Bank OZK(f)	2.75% (3 mo. USD Term SOFR + 2.09%	)#	10/1/2031		2,182,000	2,161,271
Barclays PLC (United Kingdom)(e)	7.625% (5 yr. USD SOFR ICE Swap + 3.69%	)#	–	(h)	1,152,000	1,204,686
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico†	8.125% (5 yr. CMT + 4.21%	)#	1/8/2039		1,126,000	1,201,595
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico†	8.45% (5 yr. CMT + 4.66%	)#	6/29/2038		1,110,000	1,198,364
BOKF NA	6.108% (5 yr. CMT + 2.00%	)#	11/6/2040		865,000	886,440
Citigroup, Inc.	6.95% (5 yr. CMT + 2.73%	)#	–	(h)	1,890,000	1,934,368
Citizens Financial Group, Inc.	5.299% (5 yr. CMT + 1.45%	)#	1/29/2036		1,170,000	1,158,927
Credit Agricole SA (France)†(e)	4.75% (5 yr. CMT + 3.24%	)#	–	(h)	1,224,000	1,188,554

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Banks (continued)
Deutsche Bank AG	7.079% (SOFR + 3.65%	)#	2/10/2034		$1,640,000	$1,770,947
First Republic Bank	4.375%		8/1/2046		1,248,000	686
First Republic Bank	4.625%		2/13/2047		500,000	275
First-Citizens Bank & Trust Co.	6.125%		3/9/2028		2,310,000	2,353,910
Goldman Sachs Group, Inc.	6.85% (5 yr. CMT + 2.46%	)#	–	(h)	1,170,000	1,203,525
HSBC Holdings PLC (United Kingdom)(e)(f)	6.95% (5 yr. CMT + 3.19%	)#	–	(h)	1,139,000	1,183,616
Huntington Bancshares, Inc.	6.25% (5 yr. CMT + 2.65%	)#	–	(h)	1,462,000	1,477,833
Lloyds Banking Group PLC (United Kingdom)(e)(f)	6.625% (5 yr. CMT + 2.68%	)#	–	(h)	1,103,000	1,099,220
NatWest Group PLC (United Kingdom)(e)(f)	8.125% (5 yr. CMT + 3.75%	)#	–	(h)	1,159,000	1,283,157
Nordea Bank Abp (Finland)†(e)(f)	6.30% (5 yr. CMT + 2.66%	)#	–	(h)	677,000	683,241
Pinnacle Financial Partners, Inc.	6.168% (SOFR + 2.35%	)#	11/1/2030		935,000	957,239
South State Bank NA	8.375% (3 mo. USD Term SOFR + 4.61%	)#	8/15/2034		1,334,000	1,417,375
Standard Chartered PLC (United Kingdom)†(e)	6.097% (1 yr. CMT + 2.10%	)#	1/11/2035		1,470,000	1,536,289
Sumitomo Mitsui Financial Group, Inc. (Japan)(e)	6.60% (5 yr. CMT + 2.28%	)#	–	(h)	1,242,000	1,257,522
Texas Capital Bancshares, Inc.	5.301% (SOFR + 1.94%	)#	2/27/2032		1,133,000	1,122,363
Toronto-Dominion Bank (Canada)(e)	6.35% (5 yr. CMT + 2.72%	)#	10/31/2085		1,119,000	1,126,801
UBS Group AG (Switzerland)†(e)	7.00% (5 yr. USD SOFR ICE Swap + 3.08%	)#	–	(h)	1,261,000	1,287,366
UBS Group AG (Switzerland)†(e)	9.25% (5 yr. CMT + 4.75%	)#	–	(h)	1,209,000	1,301,847
UBS Group AG (Switzerland)†(e)	9.25% (5 yr. CMT + 4.76%	)#	–	(h)	802,000	926,825
UniCredit SpA (Italy)†(e)	7.296% (5 yr. USD ICE Swap + 4.91%	)#	4/2/2034		2,274,000	2,393,799
Western Alliance Bancorp	5.918% (3 mo. USD Term SOFR + 2.25%	)#	6/15/2031		2,498,000	2,431,054
Zions Bancorp NA	4.483% (SOFR + 1.06%	)#	2/9/2029		447,000	443,287

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Banks (continued)

Zions Bancorp NA	6.816% (SOFR + 2.83%	)#	11/19/2035	$1,140,000	$1,201,216
Total					46,864,696

Beverages 0.08%
Bacardi Ltd./Bacardi-Martini BV†	5.25%		1/15/2029	898,000	905,306

Biotechnology 0.38%
Genmab AS/Genmab Finance LLC (Denmark)†(e)	6.25%		12/15/2032	1,144,000	1,166,494
Genmab AS/Genmab Finance LLC (Denmark)†(e)	7.25%		12/15/2033	1,356,000	1,414,658
Illumina, Inc.	4.75%		12/12/2030	866,000	860,957
Royalty Pharma PLC	5.40%		9/2/2034	1,142,000	1,153,485
Total					4,595,594

Building Materials 0.74%
ACProducts Holdings, Inc.†	6.375%		5/15/2032	1,468,000	601,880
CP Atlas Buyer, Inc.†	12.75%		1/15/2031	1,523,804	1,172,767
EMRLD Borrower LP/Emerald Co-Issuer, Inc.†	6.625%		12/15/2030	2,711,000	2,774,936
EMRLD Borrower LP/Emerald Co-Issuer, Inc.†	6.75%		7/15/2031	1,145,000	1,187,799
MIWD Holdco II LLC/MIWD Finance Corp.†(f)	5.50%		2/1/2030	1,555,000	1,465,064
Quikrete Holdings, Inc.†	6.375%		3/1/2032	1,671,000	1,707,189
Total					8,909,635

Chemicals 2.05%
ASP Unifrax Holdings, Inc.†	7.10%		9/30/2029	1,838,115	27,572
ASP Unifrax Holdings, Inc.†	10.425%		9/30/2029	2,466,009	1,011,064
Cabot Corp.	5.00%		6/30/2032	1,611,000	1,608,872
Celanese U.S. Holdings LLC(f)	6.75%		4/15/2033	1,154,000	1,176,192
Celanese U.S. Holdings LLC(f)	7.375%		2/15/2034	1,587,000	1,640,752
Celanese U.S. Holdings LLC	7.70%		11/15/2033	2,140,000	2,287,699
FMC Corp.(f)	5.65%		5/18/2033	1,298,000	1,165,130
INEOS Finance PLC (United Kingdom)†(e)	7.50%		4/15/2029	1,164,000	1,132,619
LYB International Finance III LLC(f)	5.875%		1/15/2036	2,355,000	2,362,327
Ma’aden Sukuk Ltd. (Cayman Islands)†(e)	5.50%		2/13/2035	696,000	704,409
Olympus Water U.S. Holding Corp.†	7.25%		6/15/2031	1,429,000	1,448,056
Sasol Financing USA LLC†	8.75%		4/10/2033	1,673,000	1,732,860
SNF Group SACA (France)†(e)	5.626%		3/31/2031	1,380,000	1,396,451
Sociedad Quimica y Minera de Chile SA (Chile)†(e)	5.625% (5 yr. CMT + 1.92%	)#	4/22/2056	1,190,000	1,181,670

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Chemicals (continued)
Solstice Advanced Materials, Inc.†	5.625%	9/30/2033	$1,181,000	$1,174,270
Tronox, Inc.†	4.625%	3/15/2029	1,974,000	1,383,554
Westlake Corp.	5.55%	11/15/2035	1,166,000	1,156,435
WR Grace Holdings LLC†	6.625%	8/15/2032	2,170,000	2,106,305
Total				24,696,237

Coal 0.29%
Australian Metcoal Financing Pty. Ltd. (Australia)†(e)	6.25%	10/22/2031	1,167,000	1,188,148
SunCoke Energy, Inc.†	4.875%	6/30/2029	1,554,000	1,471,567
Warrior Met Coal, Inc.†	7.875%	12/1/2028	849,000	862,928
Total				3,522,643

Commercial Services 2.42%
Albion Financing 1 SARL/Aggreko Holdings, Inc. (Luxembourg)†(e)	7.00%	5/21/2030	1,256,000	1,301,353
Allied Universal Holdco LLC†	7.875%	2/15/2031	1,947,000	2,036,404
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	6.875%	6/15/2030	1,545,000	1,588,703
Ashtead Capital, Inc.†	5.50%	8/11/2032	892,000	911,431
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.†(f)	8.375%	6/15/2032	1,776,000	1,789,185
CompoSecure Holdings LLC†	5.625%	2/1/2033	1,189,000	1,161,436
CoreCivic, Inc.	8.25%	4/15/2029	1,204,000	1,254,692
EquipmentShare.com, Inc.†(b)	7.125%	7/1/2034	1,754,000	1,725,565
EquipmentShare.com, Inc.†	8.625%	5/15/2032	1,109,000	1,155,007
EquipmentShare.com, Inc.†	9.00%	5/15/2028	2,756,000	2,814,876
Garda World Security Corp. (Canada)†(e)	6.50%	1/15/2031	1,152,000	1,168,812
GEO Group, Inc.	8.625%	4/15/2029	2,243,000	2,338,045
Herc Holdings, Inc.†	6.00%	3/15/2034	845,000	840,256
Herc Holdings, Inc.†(f)	7.25%	6/15/2033	1,016,000	1,059,949
Hertz Corp.†(i)	Zero Coupon	1/15/2028	1,887,000	0
Hertz Corp.†(i)	Zero Coupon	10/15/2049	987,000	0
Hertz Corp.†(f)	12.625%	7/15/2029	928,000	756,086
ITR Concession Co. LLC†	5.183%	7/15/2035	785,000	769,946
J Paul Getty Trust	4.905%	4/1/2035	1,199,000	1,204,939
Quanta Services, Inc.	5.25%	8/9/2034	1,123,000	1,136,179
Rentokil Terminix Funding LLC†	5.625%	4/28/2035	1,440,000	1,458,574

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Commercial Services (continued)
Synergy Infrastructure Holdings LLC†	7.875%		12/1/2030	$1,160,000	$1,215,252
Triton Container International Ltd./TAL International Container Corp.	5.15%		2/15/2033	1,498,000	1,472,221
Total					29,158,911

Computers 0.23%
CACI International, Inc.†	6.375%		6/15/2033	2,219,000	2,251,886
NetApp, Inc.	2.70%		6/22/2030	518,000	477,539
Total					2,729,425

Cosmetics/Personal Care 0.14%
Opal Bidco SAS (France)†(e)	6.50%		3/31/2032	1,593,000	1,625,977

Distribution/Wholesale 0.31%
ADI Escrow Issuer LLC†	7.125%		7/15/2034	1,203,000	1,228,015
LKQ Corp.	6.25%		6/15/2033	1,344,000	1,392,424
Marubeni Corp. (Japan)†(e)(f)	5.383%		4/1/2035	1,079,000	1,097,500
Total					3,717,939

Diversified Financial Services 2.92%
Ally Financial, Inc.(f)	6.70%		2/14/2033	2,277,000	2,344,716
Azorra Finance Ltd. (Cayman Islands)†(e)	6.25%		2/15/2034	873,000	845,881
Bread Financial Holdings, Inc.†	6.75%		5/15/2031	1,047,000	1,072,037
Coinbase Global, Inc.†	3.375%		10/1/2028	1,278,000	1,213,980
Coinbase Global, Inc.†(f)	3.625%		10/1/2031	1,249,000	1,088,837
CrossCountry Intermediate HoldCo LLC†	6.50%		10/1/2030	1,165,000	1,149,718
CrossCountry Intermediate HoldCo LLC†	6.75%		12/1/2032	392,000	378,826
DAE Sukuk Difc Ltd. (United Arab Emirates)†(e)	4.50%		10/16/2030	1,532,000	1,477,255
Freedom Mortgage Holdings LLC†	9.125%		5/15/2031	1,094,000	1,132,454
GGAM Finance Ltd. (Ireland)†(e)	8.00%		6/15/2028	1,562,000	1,617,485
ILFC E-Capital Trust I†	6.48%	#(a)	12/21/2065	1,806,000	1,552,295
ILFC E-Capital Trust II†	6.73%	#(a)	12/21/2065	836,000	738,614
Jane Street Group/JSG Finance, Inc.†	6.75%		5/1/2033	2,010,000	2,068,112
Jane Street Group/JSG Finance, Inc.†	7.125%		4/30/2031	1,108,000	1,146,183
LPL Holdings, Inc.	6.00%		5/20/2034	1,128,000	1,154,351
Marex Group PLC (United Kingdom)(e)	5.68%		4/21/2031	1,184,000	1,184,955
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045	1,377,000	1,188,689
OneMain Finance Corp.	6.125%		5/15/2030	2,120,000	2,121,544
OneMain Finance Corp.	7.50%		5/15/2031	1,134,000	1,172,248

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Diversified Financial Services (continued)
PennyMac Financial Services, Inc.†	7.125%		11/15/2030		$1,138,000	$1,153,990
PennyMac Financial Services, Inc.†	7.875%		12/15/2029		1,190,000	1,238,313
Rocket Cos., Inc.†	6.375%		8/1/2033		1,701,000	1,731,983
Stonebriar ABF Issuer LLC†	7.00%		8/15/2031		794,000	794,596
Stonebriar ABF Issuer LLC†	8.125%		12/15/2030		1,214,000	1,270,143
Stonex Escrow Issuer LLC†	6.875%		7/15/2032		1,116,000	1,148,489
Synchrony Financial	7.25%		2/2/2033		1,122,000	1,170,086
VFH Parent LLC/Valor Co-Issuer, Inc.†	7.50%		6/15/2031		1,306,000	1,366,698
WS Escrow LLC†	7.75%		6/1/2033		599,000	615,525
Total						35,138,003

Electric 4.75%
AES Corp.	7.60% (5 yr. CMT + 3.20%	)#	1/15/2055		1,226,000	1,258,724
AES Panama Generation Holdings SRL (Panama)(e)	4.375%		5/31/2030		1,220,986	1,156,805
Alliant Energy Corp.	5.75% (5 yr. CMT + 2.08%	)#	4/1/2056		1,164,000	1,151,481
Alpha Generation LLC†	6.25%		1/15/2034		1,619,000	1,594,116
Alpha Generation LLC†	6.75%		10/15/2032		1,132,000	1,153,343
Capital Power U.S. Holdings, Inc.†	6.189%		6/1/2035		1,540,000	1,596,665
CenterPoint Energy, Inc.	5.95% (5 yr. CMT + 2.22%	)#	4/1/2056		1,022,000	1,022,130
Chpe LLC†	5.875%		6/29/2046		1,858,000	1,870,100
Comision Ejecutiva Hidroelectrica del Rio Lempa (El Salvador)†(e)(f)	8.65%		1/24/2033		1,161,000	1,227,897
Comision Federal de Electricidad (Mexico)†(e)	6.50%		1/28/2051		952,000	930,580
Constellation Energy Generation LLC	5.60%		6/15/2042		1,031,000	1,017,141
Constellation Energy Generation LLC	5.80%		3/1/2033		1,390,000	1,451,317
Constellation Energy Generation LLC	6.25%		10/1/2039		2,067,000	2,183,568
Dominion Energy, Inc.	6.20% (5 yr. CMT + 2.01%	)#	2/15/2056		1,428,000	1,432,995
DPL LLC	4.35%		4/15/2029		1,459,000	1,414,182
Electricite de France SA (France)†(e)	9.125% (5 yr. CMT + 5.41%	)#	–	(h)	690,000	801,458
Energuate Trust 2 0 (Cayman Islands)†(e)	6.35%		9/15/2035		1,130,000	1,125,975
Entergy Corp.	6.10% (5 yr. CMT + 2.01%	)#	6/15/2056		1,163,000	1,165,878
Evergy, Inc.	6.65% (5 yr. CMT + 2.56%	)#	6/1/2055		1,690,000	1,733,533

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Electric (continued)
Idaho Power Co.	5.20%		8/15/2034		$1,113,000	$1,127,891
Idaho Power Co.	5.70%		3/15/2055		1,315,000	1,319,408
Long Ridge Energy LLC†	8.75%		2/15/2032		1,615,000	1,705,544
Minejesa Capital BV (Netherlands)†(e)	4.625%		8/10/2030		1,005,950	993,261
NextEra Energy Capital Holdings, Inc.	6.20% (5 yr. CMT + 1.77%	)#	10/1/2056		1,393,000	1,392,204
NRG Energy, Inc.†	6.00%		1/15/2036		716,000	714,124
NRG Energy, Inc.†	7.00%		3/15/2033		1,501,000	1,629,113
NRG Energy, Inc.†	10.25% (5 yr. CMT + 5.92%	)#	–	(h)	2,111,000	2,284,013
Palomino Funding Trust I†	7.233%		5/17/2028		2,239,000	2,324,334
PG&E Corp.	6.85% (5 yr. CMT + 3.23%	)#	9/15/2056		1,173,000	1,169,415
Puget Energy, Inc.	4.10%		6/15/2030		1,000,000	968,254
Puget Energy, Inc.	7.25% (5 yr. CMT + 2.85%	)#	9/15/2056		1,178,000	1,203,175
Sempra	6.40% (5 yr. CMT + 2.63%	)#	10/1/2054		1,177,000	1,183,688
Talen Energy Supply LLC†	6.25%		2/1/2034		1,419,000	1,410,971
Talen Energy Supply LLC†	6.50%		2/1/2036		2,064,000	2,081,672
Tampa Electric Co.	5.15%		3/1/2035		2,194,000	2,200,374
TXNM Energy, Inc.†	7.00% (5 yr. CMT + 3.25%	)#	7/31/2056		1,326,000	1,341,009
Vistra Corp.†	7.00% (5 yr. CMT + 5.74%	)#	–	(h)	1,135,000	1,146,722
Vistra Corp.†	8.875% (5 yr. CMT + 5.05%	)#	–	(h)	384,000	413,495
VoltaGrid LLC†	7.375%		11/1/2030		1,169,000	1,214,189
WEC Energy Group, Inc.	5.625% (5 yr. CMT + 1.91%	)#	5/15/2056		1,784,000	1,774,197
XPLR Infrastructure Operating Partners LP†	8.375%		1/15/2031		1,098,000	1,171,604
XPLR Infrastructure Operating Partners LP†	8.625%		3/15/2033		1,111,000	1,191,823
Total						57,248,368

Electronics 0.67%
Flex Ltd.	5.25%		1/15/2032		942,000	943,424
Flex Ltd.	5.375%		11/13/2035		598,000	589,878
Ingram Micro, Inc.†	4.75%		5/15/2029		886,000	870,697
nVent Finance SARL (Luxembourg)(e)	2.75%		11/15/2031		1,086,000	970,907
nVent Finance SARL (Luxembourg)(e)	5.65%		5/15/2033		1,794,000	1,846,162

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Electronics (continued)
TD SYNNEX Corp.	5.30%	10/10/2035		$1,433,000	$1,411,326
Trimble, Inc.	6.10%	3/15/2033		1,426,000	1,489,500
Total					8,121,894

Energy-Alternate Sources 0.17%
Topaz Solar Farms LLC†	5.75%	9/30/2039		2,137,306	2,106,016

Engineering & Construction 0.89%
Corp. Quiport SA (Ecuador)†(e)	9.00%	12/15/2037		232,000	255,200
Fluor Corp.	4.25%	9/15/2028		1,340,000	1,329,429
Heathrow Finance PLC	6.625%	3/1/2031	GBP	2,196,000	2,921,821
Jacobs Engineering Group, Inc.	5.90%	3/1/2033		$1,087,000	1,121,975
MasTec, Inc.	5.90%	6/15/2029		1,047,000	1,077,602
Montego Bay Airport Revenue Finance Ltd. (Cayman Islands)†(e)	6.60%	6/15/2035		1,174,000	1,164,485
Sydney Airport Finance Co. Pty. Ltd. (Australia)†(e)	5.248%	3/26/2036		1,643,000	1,624,968
TAV Havalimanlari Holding AS (Turkey)†(e)	8.50%	12/7/2028		1,080,000	1,115,009
Weekley Homes LLC/Weekley Finance Corp.†	6.75%	1/15/2034		67,000	67,262
Total					10,677,751

Entertainment 1.25%
Bracelet Holdings, Inc.†	9.25%	7/2/2028		1,821,000	1,644,181	(j)
Caesars Entertainment, Inc.†(f)	4.625%	10/15/2029		1,956,000	1,881,091
Caesars Entertainment, Inc.†	7.00%	2/15/2030		1,162,000	1,169,374
Merlin Entertainments Group U.S. Holdings, Inc.†	7.375%	2/15/2031		1,846,000	1,558,991
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.†	4.875%	5/1/2029		1,234,000	1,201,954
Penn Entertainment, Inc.†	6.75%	4/1/2031		1,160,000	1,166,756
Resorts World Las Vegas LLC/RWLV Capital, Inc.†	4.625%	4/16/2029		2,000,000	1,808,581
SeaWorld Parks & Entertainment, Inc.†(f)	5.25%	8/15/2029		2,394,000	2,344,327
Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC†	8.625%	1/15/2032		2,233,000	2,300,752
Total					15,076,007

Food 0.87%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	3.50%	3/15/2029		1,795,000	1,706,174
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	6.25%	3/15/2033		826,000	819,194

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date		Principal Amount‡		Fair Value
Food (continued)
Alicorp SAA†	7.40%		6/16/2032		PEN	3,897,000	$1,155,026
Chobani LLC/Chobani Finance Corp., Inc.†	6.375%		4/15/2034			$1,172,000	1,190,230
Grupo Nutresa SA (Colombia)†(e)	7.875% (5 yr. CMT + 4.10%	)#	–	(h)		1,853,000	1,853,000
Grupo Nutresa SA (Colombia)†(e)	9.00%		5/12/2035			1,082,000	1,204,536
Lamb Weston Holdings, Inc.†	4.125%		1/31/2030			1,505,000	1,443,975
Performance Food Group, Inc.†	6.125%		9/15/2032			1,140,000	1,155,368
Total							10,527,503

Gas 0.52%
National Fuel Gas Co.	5.50%		3/15/2030			1,127,000	1,147,402
NiSource, Inc.	6.375% (5 yr. CMT + 2.53%	)#	3/31/2055			1,129,000	1,167,900
Promigas SA ESP/Gases del Pacifico SAC (Colombia)†(e)	7.75% (5 yr. CMT + 3.63%	)#	6/24/2056			1,151,000	1,171,142
Snam SpA (Italy)†(e)	5.75%		5/28/2035			637,000	656,734
Snam SpA (Italy)†(e)(f)	6.50%		5/28/2055			1,064,000	1,125,378
Southwest Gas Corp.	4.05%		3/15/2032			1,055,000	1,008,561
Total							6,277,117

Health Care-Products 0.19%
Bausch & Lomb Corp. (Canada)†(e)	8.375%		10/1/2028			1,066,000	1,096,648
VSP Optical Group, Inc.†	5.45%		12/1/2035			1,162,000	1,155,618
Total							2,252,266

Health Care-Services 0.82%
Acadia Healthcare Co., Inc.†	7.375%		3/15/2033			1,709,000	1,761,420
Charlotte Buyer, Inc.†	8.00%		6/30/2031			1,199,000	1,214,511
CHS/Community Health Systems, Inc.†	5.25%		5/15/2030			1,308,000	1,235,132
Concentra Health Services, Inc.†	6.875%		7/15/2032			1,123,000	1,163,861
DaVita, Inc.†	4.625%		6/1/2030			1,162,000	1,126,410
Molina Healthcare, Inc.†	3.875%		11/15/2030			1,295,000	1,208,492
Rede D’or Finance SARL (Luxembourg)†(e)	6.55%		4/28/2036			1,751,000	1,699,083
Team Health Holdings, Inc.†	8.375%		6/30/2028			517,000	518,725
Total							9,927,634

Home Builders 0.45%
Century Communities, Inc.†	3.875%		8/15/2029			1,468,000	1,407,596
Century Communities, Inc.†	6.625%		9/15/2033			945,000	955,007
K Hovnanian Enterprises, Inc.†	8.375%		10/1/2033			1,254,000	1,289,598

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Home Builders (continued)
LGI Homes, Inc.†(f)	7.00%		11/15/2032	$1,833,000	$1,823,943
Total					5,476,144

Home Furnishings 0.23%
Panasonic Holdings Corp. (Japan)(b)(e)	5.362%		7/8/2036	974,000	974,089
Whirlpool Corp.†	7.50%		7/1/2031	1,780,000	1,805,717
Total					2,779,806

Housewares 0.10%
Newell Brands, Inc.(f)	6.625%		5/15/2032	1,183,000	1,198,612

Insurance 0.42%
Ardonagh Finco Ltd. (United Kingdom)†(e)	7.75%		2/15/2031	952,000	963,388
CRC Insurance Group LLC†	7.125%		6/1/2031	1,069,000	1,066,227
HUB International Ltd.†	7.375%		1/31/2032	909,000	925,821
NMI Holdings, Inc.	6.00%		8/15/2029	944,000	964,428
Transatlantic Holdings, Inc.	8.00%		11/30/2039	934,000	1,136,186
Total					5,056,050

Internet 0.51%
Meituan (China)†(e)	4.625%		10/2/2029	1,688,000	1,672,813
MercadoLibre, Inc. (Uruguay)(e)	4.90%		1/15/2033	1,174,000	1,145,354
Rakuten Group, Inc. (Japan)†(e)	9.75%		4/15/2029	813,000	884,117
Wayfair LLC†	6.75%		11/15/2032	2,353,000	2,418,230
Total					6,120,514

Investment Companies 0.10%
HA Sustainable Infrastructure Capital, Inc.	7.125% (5 yr. CMT + 3.48%	)#	11/15/2056	1,223,000	1,244,502

Iron-Steel 1.06%
Carpenter Technology Corp.†	5.625%		3/1/2034	1,169,000	1,169,576
Cleveland-Cliffs, Inc.†	7.00%		3/15/2032	1,172,000	1,164,201
Cleveland-Cliffs, Inc.†	7.625%		1/15/2034	2,386,000	2,384,582
Commercial Metals Co.	4.375%		3/15/2032	791,000	749,754
Commercial Metals Co.†	5.75%		11/15/2033	1,177,000	1,170,688
CSN Inova Ventures (Cayman Islands)(e)	6.75%		1/28/2028	2,212,000	1,839,488
Fortescue Treasury Pty. Ltd. (Australia)†(e)	4.375%		4/1/2031	1,299,000	1,237,078
Fortescue Treasury Pty. Ltd. (Australia)†(e)	6.125%		4/15/2032	987,000	1,015,390
Mineral Resources Ltd. (Australia)†(e)	6.25%		5/1/2034	1,443,000	1,419,814
Samarco Mineracao SA (Brazil)(e)	9.50%		6/30/2031	575,276	578,665
Total					12,729,236

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Leisure Time 1.63%
A&K Travel Group Holdings Ltd. (Jersey)†(e)	7.50%	5/15/2033	$1,195,000	$1,207,100
Carnival Corp. Ltd.†	5.75%	3/15/2030	2,609,000	2,642,429
Carnival Corp. Ltd.†	5.75%	8/1/2032	1,173,000	1,185,923
Carnival Corp. Ltd.†(f)	6.125%	2/15/2033	1,317,000	1,333,588
Gaia Purchaser, Inc.†(b)	7.625%	7/15/2033	1,787,000	1,808,600
Lindblad Expeditions LLC†	7.00%	9/15/2030	1,870,000	1,934,593
NCL Corp. Ltd.†	6.75%	2/1/2032	1,775,000	1,772,260
Patrick Industries, Inc.†	6.375%	11/1/2032	1,102,000	1,098,536
Polaris, Inc.	5.60%	3/1/2031	1,197,000	1,198,130
Royal Caribbean Cruises Ltd.†	5.625%	9/30/2031	3,181,000	3,208,649
Royal Caribbean Cruises Ltd.†	6.00%	2/1/2033	1,121,000	1,137,124
Viking Cruises Ltd.†	9.125%	7/15/2031	1,060,000	1,111,246
Total				19,638,178

Lodging 2.25%
Choice Hotels International, Inc.	5.85%	8/1/2034	1,123,000	1,141,446
Full House Resorts, Inc.†	8.25%	2/15/2028	1,694,000	1,660,120
Genting New York LLC/GENNY Capital, Inc.†	7.25%	10/1/2029	1,302,000	1,339,998
Hilton Domestic Operating Co., Inc.†	3.625%	2/15/2032	1,818,000	1,664,847
Hilton Domestic Operating Co., Inc.†	3.75%	5/1/2029	1,268,000	1,226,115
Hilton Domestic Operating Co., Inc.†	5.50%	3/31/2034	1,693,000	1,679,296
Hilton Domestic Operating Co., Inc.†	5.875%	3/15/2033	1,840,000	1,857,653
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.†	6.625%	1/15/2032	1,343,000	1,363,771
Marriott Ownership Resorts, Inc.†	6.50%	10/1/2033	2,989,000	2,972,333
Melco Resorts Finance Ltd. (Hong Kong)(e)	5.375%	12/4/2029	504,000	491,323
Melco Resorts Finance Ltd. (Hong Kong)†(e)	6.50%	9/24/2033	1,190,000	1,166,152
Melco Resorts Finance Ltd. (Hong Kong)†(e)	7.625%	4/17/2032	645,000	660,765
MGM China Holdings Ltd. (Macau)†(e)	6.25%	5/15/2033	1,021,000	998,356
Sands China Ltd. (Macau)(e)	4.375%	6/18/2030	2,240,000	2,172,764
Sands China Ltd. (Macau)(e)	5.40%	8/8/2028	1,442,000	1,453,304
Studio City Finance Ltd. (Hong Kong)(e)	5.00%	1/15/2029	1,863,000	1,786,033
Travel & Leisure Co.†	6.125%	9/1/2033	1,159,000	1,147,631
Wynn Macau Ltd. (Macau)†(e)	5.50%	10/1/2027	1,193,000	1,189,872
Wynn Macau Ltd. (Macau)†(e)	6.75%	2/15/2034	1,146,000	1,139,316
Total				27,111,095

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Machinery: Construction & Mining 0.25%
Solaris Energy Infrastructure LLC†	6.375%	5/15/2031	$1,775,000	$1,795,709
Vertiv Holdings Co.	5.80%	3/15/2056	1,202,000	1,183,869
Total				2,979,578

Machinery-Diversified 0.37%
Columbus McKinnon Corp.†	7.125%	2/1/2033	1,178,000	1,181,450
Regal Rexnord Corp.	6.05%	4/15/2028	1,090,000	1,113,368
Regal Rexnord Corp.	6.40%	4/15/2033	2,079,000	2,207,759
Total				4,502,577

Media 3.78%
AMC Global Media, Inc.(f)	4.25%	2/15/2029	1,958,000	1,732,641
CCO Holdings LLC/CCO Holdings Capital Corp.†(f)	7.00%	2/1/2033	1,727,000	1,695,078
Charter Communications Operating LLC/Charter Communications Operating Capital	6.384%	10/23/2035	1,138,000	1,136,746
Cox Communications, Inc.†	4.80%	2/1/2035	1,578,000	1,420,785
Cox Communications, Inc.†	5.45%	9/1/2034	861,000	821,520
CSC Holdings LLC†	4.125%	12/1/2030	471,000	280,276
CSC Holdings LLC†	6.50%	2/1/2029	1,811,000	1,084,859
CSC Holdings LLC†	11.75%	1/31/2029	3,033,000	1,867,562
Directv Financing LLC†	8.875%	2/1/2030	1,229,000	1,252,342
Directv Financing LLC/Directv Financing Co-Obligor, Inc.†	10.00%	2/15/2031	1,720,000	1,785,971
Discovery Global Holdings, Inc.(b)	4.279%	3/15/2032	1,658,000	1,488,834
Discovery Global Holdings, Inc.	5.05%	3/15/2042	4,578,000	3,359,428
Discovery Global Holdings, Inc.	5.141%	3/15/2052	2,386,000	1,604,585
DISH DBS Corp.(i)	5.125%	6/1/2029	2,478,000	2,232,095
EchoStar Corp.	6.75%	11/30/2030	3,753,369	3,820,370
Gray Media, Inc.†(f)	5.375%	11/15/2031	2,155,000	1,447,514
Gray Media, Inc.†	9.625%	7/15/2032	776,000	749,639
McGraw-Hill Education, Inc.†	7.375%	9/1/2031	1,119,000	1,138,118
Paramount Global	7.875%	7/30/2030	1,035,000	1,087,298
Sinclair Television Group, Inc.†	8.125%	2/15/2033	1,139,000	1,171,366
Space Exploration Technologies Corp.†	6.60%	7/15/2046	2,780,000	2,705,284
Space Exploration Technologies Corp.†	6.65%	7/15/2056	2,316,000	2,235,904
Sunrise FinCo I BV (Netherlands)†(e)	4.875%	7/15/2031	2,867,000	2,712,698
Univision Communications, Inc.†	4.50%	5/1/2029	1,490,000	1,423,649
Univision Communications, Inc.†	8.875%	4/15/2033	1,192,000	1,174,244

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Media (continued)
Virgin Media Finance PLC (United Kingdom)†(e)	5.00%	7/15/2030	$2,518,000	$1,917,208
VZ Secured Financing BV (Netherlands)†(e)	5.00%	1/15/2032	2,453,000	2,149,282
Total				45,495,296

Metal Fabricate-Hardware 0.08%
Vallourec SACA (France)†(e)	7.50%	4/15/2032	896,000	937,575

Mining 2.77%
Alcoa Nederland Holding BV (Netherlands)†(e)	7.125%	3/15/2031	1,062,000	1,102,785
Anglo American Capital PLC (United Kingdom)†(e)	5.75%	4/5/2034	1,083,000	1,117,505
Aris Mining Corp. (Canada)†(e)	8.00%	10/31/2029	1,456,000	1,509,712
Capstone Copper Corp. (Canada)†(e)	6.75%	3/31/2033	1,379,000	1,398,600
First Quantum Minerals Ltd. (Canada)†(e)	6.375%	2/15/2036	1,364,000	1,339,645
First Quantum Minerals Ltd. (Canada)†(e)	7.25%	2/15/2034	1,105,000	1,133,648
First Quantum Minerals Ltd. (Canada)†(e)	8.00%	3/1/2033	1,229,000	1,286,460
First Quantum Minerals Ltd. (Canada)†(e)	8.625%	6/1/2031	2,292,000	2,389,200
Freeport Indonesia PT (Indonesia)(e)	6.20%	4/14/2052	1,115,000	1,091,549
Freeport-McMoRan, Inc.	5.40%	11/14/2034	1,782,000	1,813,398
Glencore Funding LLC†	5.673%	4/1/2035	878,000	900,361
Ivanhoe Mines Ltd. (Canada)†(e)	7.875%	1/23/2030	1,111,000	1,124,704
Kaiser Aluminum Corp.†	4.50%	6/1/2031	1,528,000	1,463,622
Kinross Gold Corp. (Canada)(e)	6.25%	7/15/2033	1,873,000	1,976,424
Minera Mexico SA de CV (Mexico)†(e)	5.625%	2/12/2032	2,352,000	2,380,459
Minsur SA (Peru)(e)	4.50%	10/28/2031	1,250,000	1,199,076
Navoi Mining & Metallurgical Co. (Uzbekistan)†(e)	6.75%	5/14/2030	1,862,000	1,926,495
Navoi Mining & Metallurgical Co. (Uzbekistan)(e)	6.95%	10/17/2031	225,000	237,234
Nexa Resources SA (Brazil)†(e)	6.60%	4/8/2037	1,644,000	1,716,186
Nickel Industries Ltd. (Australia)(e)	9.00%	9/30/2030	1,358,000	1,394,130
Novelis Corp.†	4.75%	1/30/2030	1,196,000	1,157,557
Novelis Corp.†	6.875%	1/30/2030	1,719,000	1,763,495
PLS Group Ltd. (Australia)†(e)	6.875%	5/1/2031	828,000	848,382
Windfall Mining Group, Inc./Groupe Minier Windfall, Inc. (Canada)†(e)	5.854%	5/13/2032	1,093,000	1,111,524
Total				33,382,151

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Miscellaneous Manufacturing 0.08%
GrafTech Global Enterprises, Inc.†	9.875%		12/23/2029		$1,369,000	$1,013,060

Office/Business Equipment 0.14%
Zebra Technologies Corp.†	6.50%		6/1/2032		1,613,000	1,633,577

Oil & Gas 5.93%
Aethon United BR LP/Aethon United Finance Corp.†	7.50%		10/1/2029		708,000	736,636
APA Corp.	4.25%		1/15/2030		1,119,000	1,100,329
APA Corp.	6.10%		2/15/2035		1,385,000	1,429,488
APA Corp.	6.75%		2/15/2055		1,754,000	1,831,803
Borr IHC Ltd./Borr Finance LLC†	9.00%		1/15/2034		1,231,000	1,191,336
BP Capital Markets PLC (United Kingdom)(e)	6.45% (5 yr. CMT + 2.15%	)#	–	(h)	1,676,000	1,740,422
Caturus Energy LLC†	7.125%		5/15/2031		1,204,000	1,192,719
Caturus Energy LLC†	8.50%		2/15/2030		1,114,000	1,161,439
CITGO Petroleum Corp.†	8.375%		1/15/2029		1,426,000	1,467,701
Comstock Resources, Inc.†	5.875%		1/15/2030		568,000	536,074
Comstock Resources, Inc.†	6.75%		3/1/2029		633,000	621,895
Crescent Energy Finance LLC†	7.375%		1/15/2033		1,798,000	1,788,188
DBR Land Holdings LLC†	6.25%		12/1/2030		1,171,000	1,189,888
Ecopetrol SA (Colombia)(e)	4.625%		11/2/2031		1,294,000	1,187,929
Ecopetrol SA (Colombia)(e)	5.875%		5/28/2045		4,692,000	3,879,081
Global Marine, Inc.	7.00%		6/1/2028		214,000	217,859
Harbour Energy PLC (United Kingdom)†(e)	6.327%		4/1/2035		1,155,000	1,177,904
HF Sinclair Corp.	5.50%		9/1/2032		2,307,000	2,324,090
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.875%		5/15/2034		1,828,000	1,779,838
Hilcorp Energy I LP/Hilcorp Finance Co.†	7.25%		2/15/2035		1,214,000	1,196,054
Kraken Oil & Gas Partners LLC†	7.125%		5/15/2031		790,000	772,966
Kraken Oil & Gas Partners LLC†	7.625%		8/15/2029		1,418,000	1,432,933
Matador Resources Co.†	6.00%		4/15/2034		728,000	710,181
Matador Resources Co.†	6.50%		4/15/2032		814,000	818,876
MC Brazil Downstream Trading SARL (Luxembourg)†(e)	7.25%		6/30/2031		1,282,450	1,204,810
Occidental Petroleum Corp.(f)	5.375%		1/1/2032		615,000	627,595
Occidental Petroleum Corp.	5.55%		10/1/2034		1,052,000	1,076,687
Occidental Petroleum Corp.	6.60%		3/15/2046		2,213,000	2,363,245
Occidental Petroleum Corp.	7.50%		5/1/2031		1,013,000	1,122,545
Occidental Petroleum Corp.	8.875%		7/15/2030		1,000,000	1,126,414

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Oil & Gas (continued)
ORLEN SA (Poland)†(e)	6.00%		1/30/2035		$993,000	$1,028,926
Ovintiv, Inc.	6.50%		2/1/2038		1,379,000	1,454,939
Par Petroleum LLC†	7.375%		6/1/2034		1,194,000	1,208,972
Patterson-UTI Energy, Inc.	6.05%		5/15/2036		1,189,000	1,185,477
Petroleos de Venezuela SA (Venezuela)(e)(i)	5.375%		4/12/2027		1,240,000	457,560
Petroleos de Venezuela SA (Venezuela)(e)(i)	5.375%		4/12/2027		1,390,400	513,058
Petroleos de Venezuela SA (Venezuela)(e)(i)	6.00%		5/16/2024		6,001,462	2,262,551
Petroleos de Venezuela SA (Venezuela)(e)(i)	6.00%		11/15/2026		1,997,398	754,018
Petroleos Mexicanos (Mexico)(e)	6.75%		9/21/2047		2,810,000	2,407,411
Petroleos Mexicanos (Mexico)(e)	10.00%		2/7/2033		3,545,000	4,175,732
Repsol E&P Capital Markets U.S. LLC†	5.976%		9/16/2035		2,186,000	2,230,308
Saturn Oil & Gas, Inc. (Canada)†(e)	9.625%		6/15/2029		516,000	538,295
SM Energy Co.†	6.625%		4/15/2034		613,000	603,749
SM Energy Co.†	8.625%		11/1/2030		1,096,000	1,151,542
Suncor Energy, Inc. (Canada)(e)	7.15%		2/1/2032		1,408,000	1,553,200
Sunoco LP†	6.25%		7/1/2033		1,723,000	1,739,275
TGNR Intermediate Holdings LLC†	5.50%		10/15/2029		822,000	809,359
Thaioil Treasury Center Co. Ltd. (Thailand)†(e)(f)	6.10% (5 yr. CMT + 2.38%	)#	–	(h)	1,194,000	1,166,109
Transocean International Ltd.(f)	6.80%		3/15/2038		1,113,000	1,033,082
Transocean International Ltd.†	7.875%		10/15/2032		630,000	658,013
Transocean International Ltd.†	8.50%		5/15/2031		1,141,000	1,185,228
Vermilion Energy, Inc. (Canada)†(e)	6.875%		5/1/2030		705,000	704,047
Vermilion Energy, Inc. (Canada)†(e)	7.25%		2/15/2033		818,000	804,620
Viper Energy Partners LLC	5.70%		8/1/2035		1,569,000	1,594,779
YPF SA (Argentina)(e)	8.25%		1/17/2034		1,166,000	1,221,430
Total						71,448,605

Oil & Gas Services 0.95%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.	5.00%		6/15/2036		694,000	679,064
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.	5.85%		6/15/2056		1,157,000	1,143,767
Enerflex, Inc.†	6.875%		1/15/2031		1,061,000	1,086,514
Oceaneering International, Inc.	6.00%		2/1/2028		1,740,000	1,769,328
SESI LLC†	7.875%		9/30/2030		1,413,000	1,436,659
Star Holding LLC†	8.75%		8/1/2031		348,000	349,239
USA Compression Partners LP/USA Compression Finance Corp.†	6.25%		10/1/2033		1,155,000	1,145,816

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Oil & Gas Services (continued)
USA Compression Partners LP/USA Compression Finance Corp.†	7.125%		3/15/2029	$700,000	$717,359
WBI Operating LLC†	6.50%		10/15/2033	1,344,000	1,353,146
Weatherford International Ltd.†	6.75%		10/15/2033	1,756,000	1,792,614
Total					11,473,506

Packaging & Containers 0.99%
Ardagh Group SA (Luxembourg)†(e)	11.00%		12/1/2030	1,300,000	1,243,125
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC†	6.25%		1/30/2031	1,590,000	1,608,820
Ball Corp.	5.50%		9/15/2033	1,166,000	1,173,898
Canpack SA/Canpack U.S. LLC (Poland)†(e)	3.875%		11/15/2029	1,430,000	1,357,799
Clydesdale Acquisition Holdings, Inc.†	8.75%		4/15/2030	1,744,000	1,721,708
LABL, Inc.†(f)(i)	5.875%		11/1/2028	86,000	44,201	(d)
Multi-Color Corp.†(f)	8.50%		5/11/2033	1,208,318	1,065,920
Sealed Air Corp.†	6.875%		7/15/2033	1,060,000	1,055,165
Sword Purchaser LLC†	8.25%		4/15/2033	1,163,000	1,204,100
Trivium Packaging Finance BV (Netherlands)†(e)	8.25%		7/15/2030	1,424,000	1,505,493
Total					11,980,229

Pharmaceuticals 0.74%
1261229 BC Ltd. (Canada)†(e)	10.00%		4/15/2032	3,024,000	3,064,842
CVS Health Corp.	5.25%		2/21/2033	1,147,000	1,166,444
CVS Health Corp.	5.70%		6/1/2034	1,123,000	1,159,591
CVS Health Corp.	7.00% (5 yr. CMT + 2.89%	)#	3/10/2055	1,648,000	1,711,682
HLF Financing SARL LLC/Herbalife International, Inc.†	7.75%		5/1/2033	1,838,000	1,864,265
Total					8,966,824

Pipelines 3.90%
AL Candelaria -spain- SA (Spain)†(e)	5.75%		6/15/2033	1,646,000	1,525,340
AL Candelaria -spain- SA (Spain)(e)	5.75%		6/15/2033	1,012,000	937,815
AL Candelaria -spain- SA (Spain)(e)	5.75%		6/15/2033	251,000	232,600
Blue Racer Midstream LLC/Blue Racer Finance Corp.†	7.25%		7/15/2032	1,101,000	1,139,720
Boardwalk Pipelines LP	5.375%		2/15/2036	837,000	832,935
Boardwalk Pipelines LP	5.625%		8/1/2034	1,123,000	1,146,253
Buckeye Partners LP†	6.75%		2/1/2030	1,699,000	1,755,619

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Pipelines (continued)
Colonial Enterprises, Inc.†	3.25%		5/15/2030		$1,241,000	$1,163,109
CQP Holdco LP/BIP-V Chinook Holdco LLC†	5.50%		6/15/2031		1,161,000	1,140,026
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	8.625%		3/15/2029		917,000	953,602
DT Midstream, Inc.†	4.30%		4/15/2032		1,293,000	1,236,245
Esentia Energy Development SAB de CV (Mexico)†(e)	6.125%		7/30/2033		994,000	992,310
Florida Gas Transmission Co. LLC†	5.75%		7/15/2035		892,000	919,058
Genesis Energy LP/Genesis Energy Finance Corp.	6.75%		3/15/2034		1,550,000	1,538,941
Genesis Energy LP/Genesis Energy Finance Corp.	7.875%		5/15/2032		1,083,000	1,117,342
Global Partners LP/GLP Finance Corp.†	7.125%		7/1/2033		1,136,000	1,150,146
Green Palm Bidco SARL (Luxembourg)†(e)	5.957%		6/30/2041		1,149,000	1,161,825
Green Palm Bidco SARL (Luxembourg)(e)	5.957%		6/30/2041		1,170,000	1,183,059
Gulfstream Natural Gas System LLC†	5.60%		7/23/2035		659,000	669,284
Harvest Midstream I LP†	6.75%		5/15/2034		1,177,000	1,194,325
NGL Energy Operating LLC/NGL Energy Finance Corp.†	8.375%		2/15/2032		1,116,000	1,162,306
NGPL PipeCo LLC†	3.25%		7/15/2031		1,530,000	1,408,985
ONEOK, Inc.	6.05%		9/1/2033		1,090,000	1,141,463
ONEOK, Inc.†	6.50%		9/1/2030		1,057,000	1,111,776
Sabal Trail Transmission LLC†	4.246%		5/1/2028		1,125,000	1,116,021
South Bow Canadian Infrastructure Holdings Ltd. (Canada)(e)	7.50% (5 yr. CMT + 3.67%	)#	3/1/2055		1,132,000	1,210,355
South Bow USA Infrastructure Holdings LLC	5.584%		10/1/2034		1,125,000	1,121,202
Transcontinental Gas Pipe Line Co. LLC	5.10%		3/15/2036		1,169,000	1,157,732
Venture Global LNG, Inc.†	6.625%		6/15/2036		1,050,000	1,035,566
Venture Global LNG, Inc.†	9.00% (5 yr. CMT + 5.44%	)#	–	(h)	1,772,000	1,730,952
Venture Global LNG, Inc.†	9.50%		2/1/2029		4,324,000	4,656,131
Venture Global Plaquemines LNG LLC†	6.50%		1/15/2034		2,161,000	2,252,717
Venture Global Plaquemines LNG LLC†	6.75%		1/15/2036		556,000	589,794
Western Midstream Operating LP	4.05%		2/1/2030		1,896,000	1,837,307
Western Midstream Operating LP	6.35%		1/15/2029		1,053,000	1,089,443
Whistler Pipeline LLC†	5.95%		9/30/2034		2,360,000	2,421,415
Total						47,032,719

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Real Estate 0.57%
Corp. Inmobiliaria Vesta SAB de CV (Mexico)†(e)	5.50%	1/30/2033	$937,000	$919,478
Howard Hughes Corp.†	5.875%	3/1/2032	1,181,000	1,171,720
Hunt Cos., Inc.†	5.25%	4/15/2029	1,435,000	1,422,621
Kennedy-Wilson, Inc.†	7.00%	6/1/2031	1,681,000	1,719,385
Newmark Group, Inc.	7.50%	1/12/2029	1,565,000	1,640,378
Total				6,873,582

REITS 2.81%
American Assets Trust LP	6.15%	10/1/2034	1,715,000	1,744,638
Brandywine Operating Partnership LP	4.55%	10/1/2029	765,000	719,879
Brandywine Operating Partnership LP	8.875%	4/12/2029	470,000	497,037
CFE Fibra E (Mexico)†(e)	5.875%	9/23/2040	1,059,850	1,034,413
Cousins Properties LP	5.875%	10/1/2034	1,929,000	1,974,298
First Industrial LP	5.25%	1/15/2031	898,000	904,125
GLP Capital LP/GLP Financing II, Inc.	4.00%	1/15/2030	1,272,000	1,223,328
GLP Capital LP/GLP Financing II, Inc.	4.00%	1/15/2031	1,278,000	1,207,733
GLP Capital LP/GLP Financing II, Inc.	5.75%	6/1/2028	1,000,000	1,011,711
Goodman U.S. Finance Five LLC†	4.625%	5/4/2032	1,345,000	1,309,952
Iron Mountain, Inc.†	4.50%	2/15/2031	3,572,000	3,418,268
Iron Mountain, Inc.†	6.25%	1/15/2033	1,223,000	1,236,403
Iron Mountain, Inc.†	6.25%	1/15/2035	1,856,000	1,865,555
Ladder Capital Finance Holdings LLLP/ Ladder Capital Finance Corp.	5.50%	8/1/2030	1,108,000	1,119,339
Millrose Properties, Inc.†	6.25%	9/15/2032	936,000	944,992
Millrose Properties, Inc.†	6.375%	8/1/2030	1,141,000	1,157,202
Phillips Edison Grocery Center Operating Partnership I LP	4.95%	1/15/2035	766,000	751,167
Phillips Edison Grocery Center Operating Partnership I LP	5.75%	7/15/2034	868,000	896,846
Piedmont Operating Partnership LP	5.625%	1/15/2033	718,000	715,124
Piedmont Operating Partnership LP	9.25%	7/20/2028	1,078,000	1,160,983
Rayonier LP	2.75%	5/17/2031	2,532,000	2,275,665
RHP Hotel Properties LP/RHP Finance Corp.†	5.75%	3/15/2034	1,206,000	1,195,512
RHP Hotel Properties LP/RHP Finance Corp.†	6.50%	6/15/2033	805,000	826,442
Starwood Property Trust, Inc.†	6.50%	10/15/2030	2,186,000	2,237,830
Vornado Realty LP	3.40%	6/1/2031	1,300,000	1,194,588
Vornado Realty LP	5.75%	2/1/2033	1,166,000	1,170,572
Total				33,793,602

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Retail 1.89%
1011778 BC ULC/New Red Finance, Inc. (Canada)†(e)	6.125%	6/15/2029		$1,098,000	$1,115,041
Advance Auto Parts, Inc.†	7.375%	8/1/2033		1,941,000	2,013,079
Bath & Body Works, Inc.	6.875%	11/1/2035		1,304,000	1,336,187
Dick’s Sporting Goods, Inc.	4.10%	1/15/2052		1,524,000	1,112,351
Global Auto Holdings Ltd./AAG FH U.K. Ltd. (United Kingdom)†(e)	8.375%	1/15/2029		1,297,000	1,278,686
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.†	7.00%	8/15/2028		185,000	78,625
GPS Hospitality Operating Co. LLC/GPS New Finco, Inc.†	9.50%	5/28/2030		52,227	52,227
LBM Acquisition LLC†	9.50%	6/15/2031		2,391,000	2,132,078
Macy’s Retail Holdings LLC†	7.375%	8/1/2033		1,113,000	1,169,957
Michaels Cos., Inc.†	8.50%	3/15/2033		1,183,000	1,172,453
Park River Holdings, Inc.†	8.00%	3/15/2031		2,289,000	2,311,233
PetSmart LLC/PetSmart Finance Corp.†	7.50%	9/15/2032		1,875,000	1,876,759
Punch Finance PLC†	7.875%	12/30/2030	GBP	1,055,000	1,447,109
QXO Building Products, Inc.†	6.75%	4/30/2032		$1,676,000	1,731,616
QXO Building Products, Inc.†	6.875%	7/15/2034		1,379,000	1,416,475
Stonegate Pub Co. Financing PLC	10.75%	7/31/2029	GBP	851,000	1,155,239
Tiffany & Co.	4.90%	10/1/2044		$1,466,000	1,340,805
Total					22,739,920

Savings & Loans 0.00%
Washington Mutual Bank/Debt not acquired by JPMorgan(i)	6.875%	6/15/2011		1,250,000	0	(d)

Semiconductors 1.04%
Entegris, Inc.†	4.75%	4/15/2029		1,024,000	1,012,525
Foundry JV Holdco LLC†	5.50%	1/25/2031		1,936,000	1,980,379
Foundry JV Holdco LLC†	6.25%	1/25/2035		1,463,000	1,554,450
Foundry JV Holdco LLC†	6.40%	1/25/2038		1,427,000	1,527,909
Intel Corp.	5.30%	5/15/2036		1,158,000	1,152,737
Marvell Technology, Inc.	5.30%	4/15/2036		1,160,000	1,154,662
Marvell Technology, Inc.	5.95%	9/15/2033		1,107,000	1,164,411
Qorvo, Inc.†	3.375%	4/1/2031		1,324,000	1,212,483
Qorvo, Inc.	4.375%	10/15/2029		1,083,000	1,045,281
SK Hynix, Inc. (South Korea)(e)	6.50%	1/17/2033		690,000	748,324
Total					12,553,161

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Shipbuilding 0.20%
Huntington Ingalls Industries, Inc.	4.20%	5/1/2030	$1,157,000	$1,132,988
Huntington Ingalls Industries, Inc.	5.353%	1/15/2030	390,000	396,557
Huntington Ingalls Industries, Inc.	5.749%	1/15/2035	904,000	932,114
Total				2,461,659

Software 1.21%
CoreWeave, Inc.†(f)	9.00%	2/1/2031	1,471,000	1,455,502
CoreWeave, Inc.†	9.625%	7/15/2032	580,000	572,054
CoreWeave, Inc.†	9.75%	10/1/2031	1,536,000	1,533,702
OAK-Eagle Acquireco, Inc.†	7.25%	7/1/2033	1,056,000	1,105,264
OAK-Eagle Acquireco, Inc.†	8.75%	7/1/2034	2,176,000	2,310,742
Oracle Corp.	5.20%	9/26/2035	4,269,000	3,998,426
Oracle Corp.	6.70%	2/4/2056	3,809,000	3,587,286
Total				14,562,976

Telecommunications 3.44%
APLD ComputeCo 2 LLC†	6.75%	3/15/2031	802,000	805,451
APLD ComputeCo 3 LLC†	7.00%	6/15/2031	1,365,000	1,363,908
APLD ComputeCo LLC†	9.25%	12/15/2030	1,121,000	1,209,956
Black Pearl Compute LLC†	6.125%	2/15/2031	1,303,000	1,321,327
Cipher Compute LLC†	7.125%	11/15/2030	2,080,000	2,164,807
Core Scientific Finance I LLC†	7.75%	5/15/2031	2,317,000	2,351,293
Digicel International Finance Ltd./Difl U.S. LLC (Jamaica)†(e)	8.625%	8/1/2032	1,146,000	1,180,838
ELK Grove Village Property LLC†	7.50%	6/15/2031	1,767,000	1,780,273
Fibercop SpA (Italy)†(e)	6.00%	9/30/2034	1,147,000	1,110,540
Flash Compute LLC†	7.25%	12/31/2030	2,134,000	2,196,894
Hughes Satellite Systems Corp.	5.25%	8/1/2026	844,000	714,168
Hughes Satellite Systems Corp.	6.625%	8/1/2026	1,504,000	937,503
Level 3 Financing, Inc.†	3.75%	7/15/2029	132,000	127,875
Level 3 Financing, Inc.†	7.50%	2/15/2037	2,462,467	2,529,641
Level 3 Financing, Inc.†	8.50%	1/15/2036	2,309,779	2,482,156
Lumen Technologies, Inc.†	4.50%	1/15/2029	1,997,000	1,920,777
Lumen Technologies, Inc.†	5.375%	6/15/2029	1,615,000	1,574,846
Lumen Technologies, Inc.	7.60%	9/15/2039	634,000	606,978
Lumen Technologies, Inc.	7.65%	3/15/2042	751,000	710,608
Meridian Arc Holdco LLC†	6.25%	4/30/2031	903,000	905,614
QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC†	5.70%	4/15/2036	2,320,000	2,206,683

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Telecommunications (continued)
SV RNO Property Owner 1 LLC†	5.875%		3/1/2031	$1,801,000	$1,776,179
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC†	8.625%		6/15/2032	2,336,000	2,438,926
Vmed O2 U.K. Financing I PLC (United Kingdom)†(e)	4.25%		1/31/2031	2,598,000	2,138,772
Vmed O2 U.K. Financing I PLC (United Kingdom)†(e)	4.75%		7/15/2031	1,253,000	1,030,710
WULF Compute LLC†	7.75%		10/15/2030	2,271,000	2,386,737
Zegona Finance PLC (United Kingdom)†(e)	8.625%		7/15/2029	1,455,000	1,519,833
Total					41,493,293

Transportation 0.65%
Danaos Corp. (Marshall Islands)†(e)	6.875%		10/15/2032	1,161,000	1,200,505
Fedex Freight Holding Co., Inc.†	4.95%		3/15/2033	933,000	914,436
GXO Logistics, Inc.	6.25%		5/6/2029	1,090,000	1,127,131
Rand Parent LLC†	8.50%		2/15/2030	2,076,000	2,152,139
Watco Cos. LLC/Watco Finance Corp.†	7.125%		8/1/2032	1,348,000	1,385,024
XPO, Inc.†	7.125%		2/1/2032	961,000	997,357
Total					7,776,592

Trucking & Leasing 0.29%
FTAI Aviation Investors LLC†	5.875%		4/15/2033	2,335,000	2,337,479
FTAI Aviation Investors LLC†	7.00%		5/1/2031	1,092,000	1,131,872
Total					3,469,351

Water 0.09%
Sabesp Lux SARL (Luxembourg)†(e)	5.625%		8/20/2030	1,136,000	1,120,323
Total Corporate Bonds (cost $833,349,550)					832,873,149

FLOATING RATE LOANS(k) 1.77%

Advertising 0.09%
CMG Media Corp. 2024 Term Loan	7.332% (3 mo. USD Term SOFR + 3.50%	)	6/18/2029	1,213,591	1,100,320

Auto Parts & Equipment 0.00%
First Brands Group LLC 2021 Term Loan(i)	–	(c)	3/30/2027	269,133	659
First Brands Group LLC 2022 Incremental Term Loan(i)	–	(c)	3/30/2027	65,244	160
First Brands Group LLC 2025 DIP Term Loan(i)	–	(c)	6/29/2027	1,409	231
First Brands Group LLC 2025 PIK DIP Roll-Up Term Loan B(i)	–	(c)	6/29/2027	383,792	1,197
Total					2,247

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Building Materials 0.05%
ACProducts, Inc. 2026 First Lien First Out Term Loan	9.232% (3 mo. USD Term SOFR + 5.50%	)	11/14/2031		$154,025	$157,587
ACProducts, Inc. 2026 First Lien Second Out Term Loan	9.232% (3 mo. USD Term SOFR + 5.50%	)	11/14/2031		589,088	521,785
Total						679,372

Chemicals 0.44%
Chemours Co. 2025 USD Term Loan B	7.144% (1 mo. USD Term SOFR + 3.50%	)	10/15/2032		1,163,155	1,162,795
INEOS Quattro Holdings U.K. Ltd. 2023 USD 1st Lien Term Loan B (United Kingdom)(e)	7.994% (1 mo. USD Term SOFR + 4.25%	)	4/2/2029		3,099,203	2,741,834
Ineos U.S. Finance LLC 2023 USD Term Loan B	6.894% (1 mo. USD Term SOFR + 3.25%	)	2/18/2030		1,467,207	1,354,966
Total						5,259,595

Diversified Capital Goods 0.08%
Tank Holding Corp. 2022 Term Loan	9.494% (1 mo. USD Term SOFR + 5.75%	)	3/31/2028		1,008,672	932,013

Electric: Generation 0.01%
Frontera Generation Holdings LLC 2021 2nd Lien Term Loan	5.494% (3 mo. USD Term SOFR + 1.50%	)	7/28/2028		129,376	128,729

Food 0.13%
Bellis Acquisition Co. PLC 2024 EUR Term Loan B	6.488% (6 mo. EURIBOR + 4.00%	)	5/14/2031	EUR	1,473,077	1,598,627

Health Care Products 0.10%
Hologic, Inc. 2026 USD 2nd Lien Term Loan	8.745% (3 mo. USD Term SOFR + 5.00%	)	4/10/2034		$1,180,000	1,168,200	(l)

Leisure Time 0.06%
City Football Group Ltd. 2024 Term Loan (United Kingdom)(e)	6.925% (3 mo. USD Term SOFR + 3.00%	)	7/22/2030		702,660	701,694

Media 0.32%
Discovery Global Holdings, Inc. 2026 USD Term Loan B	6.144% (1 mo. USD Term SOFR + 2.50%	)	6/3/2033		1,139,654	1,141,386

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Media (continued)
Sinclair Television Group, Inc. 2025 Term Loan B6	7.294% (3 mo. USD Term SOFR + 3.30%	)	12/31/2029	$1,330,808	$1,171,950
Sinclair Television Group, Inc. 2025 Term Loan B7	7.932% (3 mo. USD Term SOFR + 4.10%	)	12/31/2030	1,470,256	1,287,400
Virgin Media Bristol LLC 2023 USD Term Loan Y	6.967% (6 mo. USD Term SOFR + 3.18%	)	3/31/2031	297,172	264,525
Total					3,865,261

Oil & Gas Services 0.04%
Star Holding LLC 2024 1st Lien Term Loan B	8.144% (1 mo. USD Term SOFR + 4.50%	)	7/31/2031	452,854	453,513

Personal & Household Products 0.00%
FGI Operating Co. LLC Exit Term Loan	–	(c)	12/31/2026	68,047	0	(d)

Pharmaceuticals 0.10%
Bausch Health Cos., Inc. 2025 Term Loan B (Canada)(e)	9.894% (1 mo. USD Term SOFR + 6.25%	)	10/8/2030	1,206,905	1,173,147

Retail 0.06%
Sweetwater Borrower LLC 2026 Term Loan B	7.644% (1 mo. USD Term SOFR + 4.00%	)	2/17/2033	691,538	696,724

Software 0.21%
Boxer Parent Co., Inc. 2025 USD Term Loan B	6.416% (3 mo. USD Term SOFR + 2.75%	)	7/30/2031	2,627,009	2,374,435
VCI Asset Holdings 3 LLC Fixed Term Loan	6.875%		4/24/2031	184,000	182,160	(l)
Total					2,556,595

Utilities 0.08%
Astoria Energy LLC 2025 Term Loan B	5.894% - 5.98% (1 mo. USD Term SOFR + 2.25% (3 mo. USD Term SOFR + 2.25%	) )	6/23/2032	1,013,278	1,015,599
Total Floating Rate Loans (cost $21,629,746)					21,331,636

FOREIGN GOVERNMENT OBLIGATIONS 6.92%

Angola 0.19%
Angola Government International Bonds(e)	9.244%		1/15/2031	2,151,000	2,229,195

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Argentina 1.15%
Argentina Republic Government International Bonds(e)	0.75%	(m)	7/9/2030		$5,558,966	$4,933,582
Ciudad Autonoma De Buenos Aires/ Government Bonds†(e)	7.05%		5/13/2036		1,253,039	1,230,798
Provincia de Buenos Aires/Government Bonds(e)	6.625%	(m)	9/1/2037		127,997	106,139
Provincia de Buenos Aires/Government Bonds(e)	6.625%	(m)	9/1/2037		1,365,305	1,132,152
Provincia de Cordoba(e)	6.875%	(m)	2/1/2029		934,287	918,171
Provincia de Cordoba†(e)	8.60%		2/3/2035		1,394,000	1,388,772
Provincia de Cordoba†(e)	9.75%		7/2/2032		1,626,000	1,741,040
Provincia de Entre Rios Argentina†(e)	9.55%		3/4/2033		1,158,000	1,130,555
Provincia del Chubut Argentina†(e)	9.45%		4/29/2036		1,160,000	1,229,600
Total						13,810,809

Benin 0.10%
Benin Government International Bonds†(e)	7.96%		2/13/2038		1,171,000	1,246,102

Bolivia 0.19%
Bolivia Government International Bonds(e)	4.50%		3/20/2028		1,323,400	1,275,095
Bolivia Government International Bonds†(e)	9.45%		5/14/2031		926,000	949,845
Total						2,224,940

Cameroon 0.14%
Republic of Cameroon International Bonds(e)	9.50%		7/31/2031		1,644,000	1,661,604

Colombia 0.25%
Colombia Government International Bonds(e)	7.50%		2/2/2034		1,679,000	1,796,530
Colombia Government International Bonds(e)(f)	7.75%		11/7/2036		1,119,000	1,222,228
Total						3,018,758

Congo 0.15%
DRC International Bonds†(e)	9.50%		4/16/2037		1,766,000	1,851,567

Costa Rica 0.10%
Costa Rica Government International Bonds(e)(f)	7.30%		11/13/2054		1,076,000	1,217,198

Dominican Republic 0.39%
Dominican Republic International Bonds(e)	6.00%		2/22/2033		2,302,000	2,323,869
Dominican Republic International Bonds	10.50%		3/15/2037	DOP	19,500,000	347,283
Dominican Republic International Bonds	10.50%		3/15/2037	DOP	103,700,000	1,856,114
Dominican Republic International Bonds	10.75%		6/1/2036	DOP	11,500,000	208,880
Total						4,736,146

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Ecuador 0.42%
Ecuador Government International Bonds†(e)	8.75%		1/29/2034		$2,477,000	$2,504,247
Ecuador Government International Bonds†(e)	9.25%		1/29/2039		2,468,000	2,539,572
Total						5,043,819

Egypt 0.19%
Egypt Government International Bonds(e)	8.50%		1/31/2047		2,322,000	2,278,680

El Salvador 0.57%
El Salvador Government International Bonds†(e)	4.00%	(m)	4/17/2030		1,385,000	44,012
El Salvador Government International Bonds(e)	8.625%		2/28/2029		2,644,000	2,792,427
El Salvador Government International Bonds†(e)	9.25%		4/17/2030		2,518,000	2,719,742
El Salvador Government International Bonds†(e)	9.65%		11/21/2054		1,144,000	1,314,639
Total						6,870,820

Ghana 0.35%
Ghana Government International Bonds(e)	5.00%	(m)	7/3/2035		4,512,818	4,189,919

Honduras 0.11%
Honduras Government International Bonds(e)	5.625%		6/24/2030		1,293,000	1,299,594

Montenegro 0.08%
Montenegro Government International Bonds†(e)	7.25%		3/12/2031		923,000	978,720

Nigeria 0.20%
Nigeria Government International Bonds(e)	8.631%		1/13/2036		2,265,000	2,461,106

Panama 0.18%
Panama Government International Bonds(e)	6.40%		2/14/2035		2,044,000	2,163,574

Romania 0.21%
Romania Government International Bonds(e)	5.75%		3/24/2035		1,194,000	1,158,480
Romania Government International Bonds†(e)	6.625%		5/16/2036		1,396,000	1,427,620
Total						2,586,100

South Africa 0.48%
Republic of South Africa Government Bonds	8.00%		1/31/2030	ZAR	94,469,000	5,821,584

Sri Lanka 0.15%
Sri Lanka Government International Bonds(e)	3.60%	(m)	5/15/2036		$1,394,623	1,403,625
Sri Lanka Government International Bonds(e)	3.60%	(m)	2/15/2038		418,694	423,725
Total						1,827,350

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Suriname 0.17%
Suriname Government International Bonds†(e)	8.50%		11/6/2035	$1,860,000	$2,038,746

Trinidad And Tobago 0.10%
Trinidad & Tobago Government International Bonds†(e)	6.40%		6/26/2034	1,161,000	1,196,376

Turkey 0.35%
Hazine Mustesarligi Varlik Kiralama AS†(b)(e)	6.70%		7/2/2032	2,133,000	2,134,083
Istanbul Metropolitan Municipality†(e)	10.50%		12/6/2028	1,074,000	1,153,258
Turkiye Government International Bonds(e)	6.30%		3/14/2033	919,000	899,682
Total					4,187,023

Uzbekistan 0.12%
Republic of Uzbekistan International Bonds†(e)	6.947%		5/25/2032	1,387,000	1,488,362

Venezuela 0.43%
Venezuela Government International Bonds(e)(i)	9.00%		5/7/2023	3,091,600	1,468,510
Venezuela Government International Bonds(e)(i)	11.75%		10/21/2026	5,638,000	3,100,900
Venezuela Government International Bonds(e)(i)	12.75%		8/23/2022	1,093,200	612,192
Total					5,181,602

Zambia 0.15%
Zambia Government International Bonds(e)	5.75%	(m)	6/30/2033	1,790,558	1,768,410
Total Foreign Government Obligations (cost $76,370,700)					83,378,104

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 13.26%
Government National Mortgage Association(n)	4.50%		TBA	4,385,000	4,210,949
Government National Mortgage Association(n)	5.00%		TBA	5,871,000	5,787,448
Government National Mortgage Association(n)	5.50%		TBA	3,879,000	3,898,667
Government National Mortgage Association(n)	6.00%		TBA	3,269,000	3,335,350
Uniform Mortgage-Backed Security(n)	2.50%		TBA	28,157,000	23,522,441
Uniform Mortgage-Backed Security(n)	4.50%		TBA	8,459,000	8,354,774
Uniform Mortgage-Backed Security(n)	5.00%		TBA	48,614,000	48,059,476
Uniform Mortgage-Backed Security(n)	5.50%		TBA	35,864,000	35,959,905
Uniform Mortgage-Backed Security(n)	6.00%		TBA	12,490,000	12,747,356
Uniform Mortgage-Backed Security(n)	6.50%		TBA	7,063,000	7,304,122
Uniform Mortgage-Backed Security(n)	7.00%		TBA	6,250,000	6,575,962
Total Government Sponsored Enterprises Pass-Throughs (cost $159,556,407)					159,756,450

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments				Shares	Fair Value
INVESTMENTS IN AFFILIATED FUNDS 1.41%
Lord Abbett Private Credit Fund(o)(p)(q) (cost $17,206,796)				684,740	$16,974,708

	Interest Rate		Maturity Date	Principal Amount‡
MUNICIPAL BONDS 0.55%

Corporate-Backed 0.10%
Mobile County Industrial Development Authority - AM/NS Calvert LLC AL AMT	4.75%		12/1/2054	$1,205,000	1,169,061

Lease Obligation 0.09%
Maryland Stadium Authority - State of Maryland	5.578%		6/15/2055	1,110,000	1,123,233

Miscellaneous 0.16%
Dallas Convention Center Hotel Development Corp. TX	7.088%		1/1/2042	1,185,000	1,307,803
New York City Industrial Development Agency NY†	11.00%		3/1/2029	535,000	579,550
Total					1,887,353

Tax Revenue 0.09%
Memphis-Shelby County Industrial Development Board Tax Allocation TN(i)	7.00%		7/1/2045	1,410,000	1,075,724

Transportation 0.11%
Public Finance Authority - SR 400 Peach Partners LLC WI AMT	5.75%		12/31/2065	1,300,000	1,362,761
Total Municipal Bonds (cost $6,905,563)					6,618,132

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 4.50%
BAHA Trust Series 2024-MAR Class B†	7.069%	#(r)	12/10/2041	1,570,000	1,618,445
BX Commercial Mortgage Trust Series 2019-IMC Class A†	4.671% (1 mo. USD Term SOFR + 1.05%	)#	4/15/2034	1,737,914	1,730,479
BX Commercial Mortgage Trust Series 2024-SLCT Class B†	5.418% (1 mo. USD Term SOFR + 1.79%	)#	1/15/2042	860,000	859,124
BX Commercial Mortgage Trust Series 2026-CSMO Class D†	6.075% (1 mo. USD Term SOFR + 2.45%	)#	2/15/2043	1,850,000	1,873,701
BX Trust Series 2024-VLT4 Class A†	5.117% (1 mo. USD Term SOFR + 1.49%	)#	6/15/2041	1,055,450	1,057,189
BX Trust Series 2025-ARIA Class C†	5.701%	#(r)	12/13/2042	1,490,000	1,487,941

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BX Trust Series 2025-ROIC Class E†	6.567% (1 mo. USD Term SOFR + 2.94%	)#	3/15/2030	$1,378,455	$1,381,212
BX Trust Series 2025-TAIL Class E†	6.925% (1 mo. USD Term SOFR + 3.30%	)#	6/15/2035	900,000	898,147
BX Trust Series 2025-VLT6 Class B†	5.518% (1 mo. USD Term SOFR + 1.89%	)#	3/15/2042	980,000	977,939
BX Trust Series 2025-VLT7 Class E†	7.375% (1 mo. USD Term SOFR + 3.75%	)#	7/15/2044	570,000	572,167
BX Trust Series 2025-VOLT Class D†	6.375% (1 mo. USD Term SOFR + 2.75%	)#	12/15/2044	1,860,000	1,861,395
CALI Mortgage Trust Series 2019-101C Class A†	3.957%		3/10/2039	1,160,000	1,115,289
CONE Trust Series 2024-DFW1 Class B†	5.916% (1 mo. USD Term SOFR + 2.29%	)#	8/15/2041	1,130,000	1,130,839
DBC Mortgage Trust Series 2025-DBC Class C†	5.676% (1 mo. USD Term SOFR + 2.05%	)#	11/15/2042	1,290,000	1,296,476
DBC Mortgage Trust Series 2025-DBC Class D†	6.226% (1 mo. USD Term SOFR + 2.60%	)#	11/15/2042	560,000	563,927
ESTN Trust Series 2026-TOWN Class D†	6.686%	#(r)	5/12/2046	700,000	717,057
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2020-HQA1 Class B2†	8.842% (30 day USD SOFR Average + 5.21%	)#	1/25/2050	290,000	319,664
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2020-HQA5 Class B2†	11.028% (30 day USD SOFR Average + 7.40%	)#	11/25/2050	930,000	1,130,446
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA1 Class B2†	8.378% (30 day USD SOFR Average + 4.75%	)#	1/25/2051	370,000	412,614
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA2 Class B2†	9.628% (30 day USD SOFR Average + 6.00%	)#	8/25/2033	1,025,000	1,264,384
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA3 Class B2†	9.878% (30 day USD SOFR Average + 6.25%	)#	10/25/2033	418,000	524,013
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA1 Class B2†	8.628% (30 day USD SOFR Average + 5.00%	)#	8/25/2033	500,000	591,903
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA3 Class B2†	9.878% (30 day USD SOFR Average + 6.25%	)#	9/25/2041	175,000	176,834
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA4 Class B2†	10.628% (30 day USD SOFR Average + 7.00%	)#	12/25/2041	235,000	241,180

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA2 Class B2†	12.128% (30 day USD SOFR Average + 8.50%	)#	2/25/2042	$565,000	$590,385
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA1 Class B2†	14.628% (30 day USD SOFR Average + 11.00%	)#	3/25/2042	2,400,000	2,563,163
Federal Home Loan Mortgage Corp. STACR Trust Series 2019-DNA1 Class B2†	14.492% (30 day USD SOFR Average + 10.86%	)#	1/25/2049	1,821,000	2,203,466
Federal Home Loan Mortgage Corp. STACR Trust Series 2019-DNA3 Class B2†	11.892% (30 day USD SOFR Average + 8.26%	)#	7/25/2049	1,510,000	1,651,950
Federal Home Loan Mortgage Corp. STACR Trust Series 2019-HQA1 Class B2†	15.992% (30 day USD SOFR Average + 12.36%	)#	2/25/2049	1,420,000	1,691,349
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R02 Class 2B2†	9.828% (30 day USD SOFR Average + 6.20%	)#	11/25/2041	112,000	114,094
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R02 Class 2B2†	11.278% (30 day USD SOFR Average + 7.65%	)#	1/25/2042	240,000	248,153
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R06 Class 1B2†	14.228% (30 day USD SOFR Average + 10.60%	)#	5/25/2042	668,000	720,511
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R07 Class 1B2†	15.628% (30 day USD SOFR Average + 12.00%	)#	6/25/2042	87,000	95,607
Hudson Yards Mortgage Trust Series 2025- SPRL Class D†	6.551%	#(r)	1/13/2040	590,000	603,386
Hudson Yards Mortgage Trust Series 2025-SPRL Class F†	7.649%	#(r)	1/13/2040	250,000	252,655
JP Morgan Chase Commercial Mortgage Securities Trust Series 2021-BOLT Class D†	11.137% (1 mo. USD Term SOFR + 6.81%	)#	8/15/2033	2,110,000	30,417
MAD Commercial Mortgage Trust Series 2025-11MD Class C†	5.818%	#(r)	10/15/2042	2,390,000	2,401,812
MLTI Trust Series 2026-MLTI Class B10†	5.221% (1 mo. USD Term SOFR + 1.60%	)#	6/15/2031	1,600,000	1,601,360

38	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
NY Commercial Mortgage Trust Series 2025-299P Class B†	6.125%	#(r)	2/10/2047	$660,000	$680,674
NYC Commercial Mortgage Trust Series 2026-1PARK Class C†	5.483% (1 mo. USD Term SOFR + 1.85%	)#	2/15/2043	380,000	381,459
NYC Commercial Mortgage Trust Series 2026-1PARK Class D†	5.933% (1 mo. USD Term SOFR + 2.30%	)#	2/15/2043	550,000	552,560
NYO Commercial Mortgage Trust Series 2021-1290 Class B†	5.285% (1 mo. USD Term SOFR + 1.66%	)#	12/15/2038	500,000	499,318
NYO Commercial Mortgage Trust Series 2021-1290 Class C†	5.736% (1 mo. USD Term SOFR + 2.11%	)#	11/15/2038	870,000	867,941
PLYM Commercial Mortgage Trust Series 2026-IND Class D†	5.775% (1 mo. USD Term SOFR + 2.15%	)#	3/15/2043	1,430,000	1,433,554
ROCK Trust Series 2024-CNTR Class B†	5.93%		11/13/2041	720,000	733,036
ROCK Trust Series 2024-CNTR Class E†	8.819%		11/13/2041	2,930,000	3,062,132
SCG Trust Series 2025-SNIP Class D†	6.225% (1 mo. USD Term SOFR + 2.60%	)#	9/15/2042	690,000	694,142
SHOW Trust Series 2022-BIZ Class A†	6.596% (1 mo. USD Term SOFR + 2.98%	)#	1/15/2027	3,850,000	1,347,500
SHRN Trust Series 2025-MF18 Class D†	5.875% (1 mo. USD Term SOFR + 2.25%	)#	10/15/2040	450,000	452,320
SHRN Trust Series 2025-MF18 Class E†	6.575% (1 mo. USD Term SOFR + 2.95%	)#	10/15/2040	500,000	500,757
SWCH Commercial Mortgage Trust Series 2025-DATA Class D†	6.267% (1 mo. USD Term SOFR + 2.64%	)#	2/15/2042	1,880,000	1,865,473
TCO Commercial Mortgage Trust Series 2024-DPM Class B†	5.218% (1 mo. USD Term SOFR + 1.59%	)#	12/15/2039	800,000	800,995
TCO Commercial Mortgage Trust Series 2024-DPM Class C†	5.617% (1 mo. USD Term SOFR + 1.99%	)#	12/15/2039	450,000	451,244
TEXAS Commercial Mortgage Trust Series 2025-TWR Class C†	5.767% (1 mo. USD Term SOFR + 2.14%	)#	4/15/2042	710,000	710,814
Velocity Commercial Capital Loan Trust Series 2024-3 Class A†	6.65%	#(r)	6/25/2054	558,848	563,405
Total Non-Agency Commercial Mortgage-Backed Securities (cost $58,953,952)					54,167,997

See Notes to Financial Statements.	39

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Dividend Rate	Maturity Date	Shares	Fair Value
PREFERRED STOCKS 0.09%

Commercial Services & Supplies 0.03%
Labels Buyer LLC	Zero Coupon		432	$360,720
SVB Financial Trust Class C	Zero Coupon		156,880	15,688
Total				376,408

Transportation Infrastructure 0.06%
ACBL Holdings Corp.	Zero Coupon		16,904	676,160
Total Preferred Stocks (cost $861,897)				1,052,568

	Exercise Price	Expiration Date
WARRANTS 0.00%

Commercial Services & Supplies 0.00%
Labels Buyer LLC* (cost $3,870)	$256.00	4/29/2033	387	1,838
Total Long-Term Investments (cost $1,297,455,451)				1,312,245,490

			Principal Amount‡
SHORT-TERM INVESTMENTS 5.61%

REPURCHASE AGREEMENTS 2.67%
Repurchase Agreement dated 6/30/2026, 3.650% due 7/1/2026 with Barclays Capital, Inc. collateralized by $1,101,300 of U.S. Treasury Note at 4.250% due 5/31/2033; value: $1,104,082; proceeds: $1,082,110 (cost $1,082,000)			$1,082,000	1,082,000

Repurchase Agreement dated 6/30/2026, 3.250% due 7/1/2026 with Fixed Income Clearing Corp. collateralized by $9,375,400 of U.S. Treasury Note at 3.375% due 11/30/2027; value: $9,306,532; proceeds: $9,124,779 (cost $9,123,955)			9,123,955	9,123,955

Repurchase Agreement dated 6/30/2026, 3.610% due 7/1/2026 with RBC Dominion Securities, Inc. collateralized by $22,422,600 of U.S. Treasury Note at 2.750% due 7/31/2027; value: $22,365,306; proceeds: $21,920,198 (cost $21,918,000)			21,918,000	21,918,000
Total Repurchase Agreements (cost $32,123,955)				32,123,955

40	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Principal Amount‡	Fair Value
TIME DEPOSITS 0.29%
CitiBank N.A.(s) (cost $3,546,359)	$3,546,359	$3,546,359

	Shares
MONEY MARKET FUNDS 2.65%
Fidelity Government Portfolio(s) (cost $31,917,107)	31,917,107	31,917,107
Total Short-Term Investments (cost $67,587,421)		67,587,421
Total Investments in Securities 114.53% (cost $1,365,042,872)		1,379,832,911
Other Assets and Liabilities – Net (14.53)%		(175,013,244)
Net Assets 100.00%		$1,204,819,667

DOP	Dominican Peso.
EUR	Euro.
GBP	British Pound.
PEN	Peruvian Nuevo Sol.
ZAR	South African Rand.
AMT	Income from the security may be subject to Alternative Minimum Tax.
CMT	Constant Maturity Rate.
EURIBOR	Euro Interbank Offered Rate.
ICE	Intercontinental Exchange.
PIK	Payment-in-kind.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2026, the total value of Rule 144A securities was $697,706,483, which represents 57.91% of net assets (See Note 2(i)).
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2026.
*	Non-income producing security.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Securities purchased on a when-issued basis (See Note 2(l)).
(c)	Interest rate to be determined.
(d)	Level 3 Investment as described in Note 2(a) in the Notes to Financial Statements. Security fair valued by the Pricing Committee.
(e)	Foreign security traded in U.S. dollars.
(f)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(g)	Investment in non-U.S. dollar denominated securities.
(h)	Security is perpetual in nature and has no stated maturity.
(i)	Defaulted.
(j)	Level 3 Investment as described in Note 2(a) in the Notes to Financial Statements. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(k)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at June 30, 2026.
(l)	Level 3 Investment as described in Note 2(a) in the Notes to Financial Statements. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Generally accepted accounting principles in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(m)	Step Bond – Security with a predetermined schedule of interest rate changes.

See Notes to Financial Statements.	41

Schedule of Investments (unaudited)(continued)

June 30, 2026

(n)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(o)	See Note 11.
(p)	Restricted securities (including private placement) - investments in securities not registered under the Securities Act of 1933 (excluding 144A issues). At June 30, 2026, the value of restricted securities (excluding 144A issues) amounted to $16,974,708 or 1.41% of net assets (See Note 2(i)).
(q)	Fund is a business development company under the Investment Company Act of 1940.
(r)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(s)	Security was purchased with the cash collateral from loaned securities.

Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers - Buy Protection at June 30, 2026(1):

Referenced Indexes/Issuers	Fund Pays (Quarterly)	Termination Date	Notional Amount	Upfront Payments Paid/ (Received) Net of Amortization	Unrealized Appreciation/ (Depreciation)	(2)	Value
Lincoln National Corp.	1.00%	12/20/2030	$1,162,000	$22,023	$(8,825)		$13,198

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap contracts and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $0. Total unrealized depreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $8,825.

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at June 30, 2026:

Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
2.665%	CPI Urban Consumer NSA	10/23/2028	$10,000,000	$45,789
2.813%	CPI Urban Consumer NSA	3/30/2028	107,520,000	192,038	(1)
Total				$237,827

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at June 30, 2026:

Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Depreciation
3.180%	CPI Urban Consumer NSA	3/30/2027	$107,520,000	$(267,682	)(2)
2.665%	CPI Urban Consumer NSA	5/12/2052	4,373,000		(152,480)
2.785%	CPI Urban Consumer NSA	5/15/2031	35,900,000		(367,894)
2.919%	CPI Urban Consumer NSA	5/26/2028	61,197,000		(324,254)
Total					$(1,112,310)

CPI	Consumer Price Index: Rate fluctuates based on CPI.
NSA	Non-seasonally adjusted.
(1)	Unrealized appreciation on Centrally Cleared CPI Swap Contract is $184,241, which includes upfront payment of $7,797. Upfront payments paid (received) are presented net of amortization.
(2)	Unrealized depreciation on Centrally Cleared CPI Swap Contract is $(246,297), which includes upfront payment of $(21,385). Upfront payments paid (received) are presented net of amortization.

42	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2026

Forward Foreign Currency Exchange Contracts at June 30, 2026:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Buy	Citibank	7/17/2026	743,000	$523,358	$524,224	$866
Euro	Buy	Barclays Bank PLC	9/18/2026	82,000	93,956	93,997	41
Kazakh tenge	Buy	Citibank	5/17/2027	499,397,000	934,238	950,211	15,973
Kazakh tenge	Buy	Citibank	5/17/2027	493,964,000	933,769	939,874	6,105
Kazakh tenge	Buy	Citibank	5/17/2027	263,015,000	497,193	500,443	3,250
British pound	Sell	State Street Bank And Trust	8/7/2026	4,239,000	5,720,043	5,622,700	97,343
Canadian dollar	Sell	State Street Bank And Trust	7/17/2026	2,125,000	1,556,900	1,499,294	57,606
Euro	Sell	Wells Fargo	9/18/2026	4,633,000	5,405,042	5,310,858	94,184
Norwegian krone	Sell	Bank Of America	9/25/2026	21,890,484	2,301,403	2,208,871	92,532
Norwegian krone	Sell	Bank Of America	9/25/2026	22,111,600	2,325,334	2,231,183	94,151
Norwegian krone	Sell	Bank Of America	9/25/2026	66,298,689	6,813,685	6,689,905	123,780
Norwegian krone	Sell	Bank Of America	9/25/2026	47,625,647	4,905,410	4,805,691	99,719
Norwegian krone	Sell	State Street Bank And Trust	9/25/2026	11,276,916	1,184,015	1,137,903	46,112
Swedish krona	Sell	State Street Bank And Trust	7/31/2026	10,942,000	1,200,806	1,130,235	70,571
Swiss franc	Sell	Bank Of America	7/24/2026	82,000	106,094	101,729	4,365
Swiss franc	Sell	State Street Bank And Trust	7/24/2026	463,000	591,100	574,398	16,702
Swiss franc	Sell	State Street Bank And Trust	7/24/2026	410,000	530,621	508,646	21,975
Swiss franc	Sell	State Street Bank And Trust	7/24/2026	278,000	360,196	344,887	15,309
Swiss franc	Sell	State Street Bank And Trust	7/24/2026	78,000	100,437	96,767	3,670
Swiss franc	Sell	State Street Bank And Trust	7/24/2026	112,000	143,357	138,947	4,410
Swiss franc	Sell	State Street Bank And Trust	7/24/2026	157,000	200,752	194,774	5,978
Swiss franc	Sell	State Street Bank And Trust	7/24/2026	82,000	103,378	101,729	1,649

See Notes to Financial Statements.	43

Schedule of Investments (unaudited)(continued)

June 30, 2026

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Swiss franc	Sell	State Street Bank And Trust	7/24/2026	87,000	$108,559	$107,932	$627
Swiss franc	Sell	State Street Bank And Trust	7/24/2026	123,000	152,738	152,594	144
Swiss franc	Sell	State Street Bank And Trust	7/24/2026	321,000	398,241	398,233	8
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$877,070

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Canadian dollar	Buy	Bank Of America	7/17/2026	104,000	$75,285	$73,377	$(1,908)
Canadian dollar	Buy	Barclays Bank PLC	7/17/2026	846,000	597,913	596,895	(1,018)
Canadian dollar	Buy	Citibank	7/17/2026	115,000	83,809	81,138	(2,671)
Canadian dollar	Buy	Wells Fargo	7/17/2026	317,000	227,540	223,659	(3,881)
Euro	Buy	State Street Bank And Trust	9/18/2026	104,000	120,630	119,216	(1,414)
Euro	Buy	State Street Bank And Trust	9/18/2026	175,000	203,323	200,604	(2,719)
Euro	Buy	State Street Bank And Trust	9/18/2026	113,000	131,553	129,533	(2,020)
Euro	Buy	State Street Bank And Trust	9/18/2026	76,000	88,571	87,120	(1,451)
Euro	Buy	State Street Bank And Trust	9/18/2026	155,000	180,289	177,678	(2,611)
Euro	Buy	Wells Fargo	9/18/2026	370,000	429,107	424,135	(4,972)
Norwegian krone	Buy	State Street Bank And Trust	9/25/2026	4,974,000	523,954	501,904	(22,050)
Norwegian krone	Buy	State Street Bank And Trust	9/25/2026	4,309,000	442,143	434,802	(7,341)
Norwegian krone	Buy	Wells Fargo	9/25/2026	158,752,000	16,635,788	16,018,955	(616,833)
Swedish krona	Buy	Citibank	7/31/2026	2,058,000	222,971	212,578	(10,393)
Swedish krona	Buy	State Street Bank And Trust	7/31/2026	4,945,000	539,781	510,785	(28,996)
Swedish krona	Buy	State Street Bank And Trust	7/31/2026	2,752,000	299,578	284,263	(15,315)

44	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2026

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Swedish krona	Buy	State Street Bank And Trust	7/31/2026	692,000	$75,394	$71,479	$(3,915)
Swiss franc	Buy	State Street Bank And Trust	7/24/2026	456,000	583,397	565,714	(17,683)
Peruvian Nuevo sol	Sell	State Street Bank And Trust	8/7/2026	3,600,000	1,018,042	1,051,898	(33,856)
Swiss franc	Sell	Barclays Bank PLC	7/24/2026	75,000	92,883	93,045	(162)
Swiss franc	Sell	State Street Bank And Trust	7/24/2026	477,000	590,500	591,767	(1,267)
Swiss franc	Sell	State Street Bank And Trust	7/24/2026	105,000	129,589	130,263	(674)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(783,150)

Futures Contracts at June 30, 2026:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. Long Bond	September 2026	48	Long	$5,328,838	$5,448,000	$119,162

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Ultra Treasury Note	September 2026	34	Short	$(3,795,965)	$(3,823,938)	$(27,973)
U.S. 5-Year Treasury Note	September 2026	299	Short	(31,895,749)	(32,007,016)	(111,267)
U.S. Ultra Treasury Bond	September 2026	99	Short	(11,236,261)	(11,499,469)	(263,208)
Total Unrealized Depreciation on Futures Contracts						$(402,448)

See Notes to Financial Statements.	45

Schedule of Investments (unaudited)(continued)

June 30, 2026

The following is a summary of the inputs used as of June 30, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$69,938,670	$–	$69,938,670
Common Stocks
Commercial Services & Supplies	–	79,166	0	79,166
Metals & Mining	3,177,554	702,033	–	3,879,587
Miscellaneous Financials	–	244,780	–	244,780
Personal Care Products	–	671,320	–	671,320
Pharmaceuticals	–	2,860,103	–	2,860,103
Semiconductors & Semiconductor Equipment	5,310,588	1,152,462	–	6,463,050
Textiles, Apparel & Luxury Goods	–	279,363	–	279,363
Transportation Infrastructure	–	82,460	–	82,460
Remaining Industries	51,592,409	–	–	51,592,409
Corporate Bonds
Banks	–	46,864,696	0	46,864,696
Entertainment	–	13,431,826	1,644,181	15,076,007
Packaging & Containers	–	11,936,028	44,201	11,980,229
Savings & Loans	–	–	0	0
Remaining Industries	–	758,952,217	–	758,952,217
Floating Rate Loans
Health Care Products	–	–	1,168,200	1,168,200
Personal & Household Products	–	–	0	0
Software	–	2,374,435	182,160	2,556,595
Remaining Industries	–	17,606,841	–	17,606,841
Foreign Government Obligations	–	83,378,104	–	83,378,104
Government Sponsored Enterprises Pass-Throughs	–	159,756,450	–	159,756,450
Investments in Affiliated Funds	16,974,708	–	–	16,974,708
Municipal Bonds	–	6,618,132	–	6,618,132
Non-Agency Commercial Mortgage-Backed Securities	–	54,167,997	–	54,167,997
Preferred Stocks	–	1,052,568	–	1,052,568
Warrants	–	1,838	–	1,838
Short-Term Investments
Repurchase Agreements	–	32,123,955	–	32,123,955
Time Deposits	–	3,546,359	–	3,546,359
Money Market Funds	31,917,107	–	–	31,917,107
Total	$108,972,366	$1,267,821,803	$3,038,742	$1,379,832,911

46	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2026

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$13,198	$–	$13,198
Liabilities	–	–	–	–
Centrally Cleared CPI Swap Contracts	–	237,827	–	237,827
Assets	–	(1,112,310)	–	(1,112,310)
Liabilities
Forward Foreign Currency Exchange Contracts
Assets	–	877,070	–	877,070
Liabilities	–	(783,150)	–	(783,150)
Futures Contracts
Assets	119,162	–	–	119,162
Liabilities	(402,448)	–	–	(402,448)
Total	$(283,286)	$(767,365)	$–	$(1,050,651)

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation and a summary of unobservable inputs as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Financial Statements.	47

Statement of Assets and Liabilities (unaudited)

June 30, 2026

ASSETS:
Investments in securities, at cost	$1,347,836,076
Investments in Affiliated Funds, at cost	17,206,796
Investments in securities, at fair value including $34,396,117 of securities loaned	$1,362,858,203
Investments in Affiliated Funds, at fair value	16,974,708
Cash	396,682
Cash at brokers for forwards, swap contracts and TBA collateral	260,000
Deposits with brokers for futures collateral	854,860
Deposits with brokers for forwards and swap contracts collateral	4,382,092
Foreign cash, at value (cost $969,220)	966,863
Receivables:
Investment securities sold	217,835,620
Interest and dividends	17,781,437
Capital shares sold	970,688
Variation margin for futures contracts	496,268
Variation margin for centrally cleared swap contract agreements	232,706
From advisor (See Note 4)	13,948
Securities lending income	15,849
Unrealized appreciation on forward foreign currency exchange contracts	877,070
Prepaid expenses and other assets	15,011
Total assets	1,624,932,005
LIABILITIES:
Payables:
Investment securities purchased	380,296,516
Collateral due to broker for securities lending	35,463,466
Transfer agent fees	1,997,761
Management fee	463,156
To broker	286,467
Capital shares reacquired	275,071
To brokers for forwards, swap contracts and TBA collateral	260,000
Directors’ fees	147,075
Fund administration	39,343
Unrealized depreciation on forward foreign currency exchange contracts	783,150
Accrued expenses	100,333
Total liabilities	420,112,338
Commitments and contingent liabilities	–
NET ASSETS	$1,204,819,667
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,315,417,513
Total distributable earnings/(loss)	(110,597,846)
Net Assets	$1,204,819,667
Outstanding shares (200 million shares of common stock authorized, $.001 par value)	111,556,775
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$10.80

48	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2026

Investment income:
Dividends (net of foreign withholding taxes of $36,729)	$421,505
Dividend income from Affiliated Funds (See Note 11)	878,927
Securities lending net income	109,252
Interest and other (net of foreign withholding taxes of $10,927)	38,501,709
Total investment income	39,911,393
Expenses:
Management fee	2,779,396
Non-12b-1 service fees	1,475,335
Shareholder servicing	590,416
Fund administration	236,038
Custody	54,599
Professional	39,245
Directors’ fees	16,045
Reports to shareholders	15,591
Other	68,652
Gross expenses	5,275,317
Fees waived and expenses reimbursed (See Note 4)	(136,592)
Net expenses	5,138,725
Net investment income	34,772,668
Net realized and unrealized gain/(loss):
Net realized gain/(loss) on investments	4,048,693
Net realized gain/(loss) on futures contracts	(8,570,924)
Net realized gain/(loss) on forward foreign currency exchange contracts	(764,108)
Net realized gain/(loss) on swap contracts	(245,560)
Net realized gain/(loss) on foreign currency related transactions	(221,126)
Net change in unrealized appreciation/(depreciation) on Investments in Affiliated Funds	(261,738)
Net change in unrealized appreciation/(depreciation) on investments	(8,429,036)
Net change in unrealized appreciation/(depreciation) on futures contracts	480,318
Net change in unrealized appreciation/(depreciation) on forward foreign currency exchange contracts	1,076,125
Net change in unrealized appreciation/(depreciation) on swap contracts	(563,415)
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	(46,220)
Net realized and unrealized gain/(loss)	(13,496,991)
Net Increase in Net Assets Resulting From Operations	$21,275,677

See Notes to Financial Statements.	49

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2026 (unaudited)	For the Year Ended December 31, 2025
Operations:
Net investment income	$34,772,668	$64,972,673
Net realized gain/(loss)	(5,753,025)	2,781,750
Net change in unrealized appreciation/(depreciation)	(7,743,966)	24,029,250
Net increase in net assets resulting from operations	21,275,677	91,783,673
Distributions to shareholders:	–	(68,737,035)
Capital share transactions (See Note 14):
Net proceeds from sales of shares	66,799,378	113,908,446
Reinvestment of distributions	–	68,737,035
Cost of shares reacquired	(67,289,631)	(163,950,389)
Net increase (decrease) in net assets resulting from capital share transactions	(490,253)	18,695,092
Net increase in net assets	20,785,424	41,741,730
NET ASSETS:
Beginning of period	$1,184,034,243	$1,142,292,513
End of period	$1,204,819,667	$1,184,034,243

50	See Notes to Financial Statements.

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51

Financial Highlights

	Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(b)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
6/30/2026(e)	$10.61	$0.31	$(0.12)	$0.19	$–	$–	$–
12/31/2025	10.40	0.61	0.25	0.86	(0.65)	–	(0.65)
12/31/2024	10.32	0.60	0.09	0.69	(0.61)	–	(0.61)
12/31/2023	10.20	0.51	0.16	0.67	(0.55)	–	(0.55)
12/31/2022	12.29	0.45	(2.01)	(1.56)	(0.50)	(0.03)	(0.53)
12/31/2021	12.48	0.40	0.01	0.41	(0.39)	(0.21)	(0.60)

(a)	Does not include expenses of the Affiliated Funds in which the Fund invests.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(d)	Includes the effect of To-Be-Announced (TBA) transactions, if applicable.
(e)	Unaudited.
(f)	Not annualized.
(g)	Annualized.

52	See Notes to Financial Statements.

			Ratios to Average Net Assets:(a)						Supplemental Data:

Net asset value, end of period	Total return(c) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate(d) (%)
$10.80	1.79	(f)	0.87	(g)	0.89	(g)	5.89	(g)	$1,204,820	156	(f)
10.61	8.33		0.88		0.89		5.65		1,184,034	306
10.40	6.72		0.89		0.89		5.65		1,142,293	284
10.32	6.55		0.89		0.90		4.97		1,094,465	259
10.20	(12.80)		0.89		0.89		4.02		1,084,170	182
12.29	3.28		0.89		0.89		3.11		1,330,920	96

See Notes to Financial Statements.	53

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of nine separate portfolios as of June 30, 2026. This report covers Bond Debenture Portfolio (the “Fund”).

The Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies. The Fund also invests in the Lord Abbett Private Credit Fund (“PCF”), which is a non-diversified, closed-end management investment company which elected to be regulated as a business development company under the 1940 Act.

Basis of Preparation

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The preparation of the financial statements in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Segment Reporting

An operating segment is defined in FASB Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

The CODM for the Fund is the Investment Committee of Lord, Abbett & Co. LLC (“Lord Abbett”), which represents the highest-level body responsible for evaluating the Fund’s operating performance and making decisions regarding resource allocation. The Investment Committee regularly reviews the Fund’s operating results, including investment performance and financial information, in making strategic and operational decisions.

The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and that the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights.

54

Notes to Financial Statements (unaudited)(continued)

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord Abbett as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a pricing committee (the “Pricing Committee”) that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Investments in the PCF are valued at their net asset value (“NAV”) each month end. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps, options and options on swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day.

55

Notes to Financial Statements (unaudited)(continued)

Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of June 30, 2026 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

(b)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(c)	Floating Rate Loans–The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending

56

Notes to Financial Statements (unaudited)(continued)

rates are generally the prime rate offered by a designated U.S. bank or Secured Overnight Financing Rate.

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statement of Assets and Liabilities. Unrealized appreciation/(depreciation) on unfunded commitments is presented, if any, on the Statement of Assets and Liabilities and represents the mark to market of the unfunded portion of the Fund’s floating rate notes.

As of June 30, 2026, the Fund did not have any unfunded loan commitments.

(d)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain/(loss), if applicable, is included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain/(loss) on foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(e)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of June 30, 2026, no liability for Federal Income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The Fund’s Federal tax returns for the prior three fiscal years remain subject to examination

57

Notes to Financial Statements (unaudited)(continued)

by the Internal Revenue Service. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the Fund’s jurisdiction.

(f)	Investment Income–Dividend income, if any, is recorded on the ex-dividend date. Interest income is recorded on an accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statement of Operations. Withholding taxes on foreign interest and dividends, if applicable, have been provided for in accordance with the applicable country’s tax rules and rates.

(g)	Mortgage Dollar Rolls–The Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(h)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

Because the Fund’s repurchase agreements are not subject to master netting arrangements, no offsetting disclosures have been presented for these transactions.

(i)	Restricted Securities–The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of the Fund’s Schedule of Investments.

(j)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(k)	To-Be-Announced (“TBA”) Sale Commitments–The Fund may enter into TBA sale commitments to hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Investment Valuation” above. The contract is adjusted to market value daily and the change in market value is recorded by the Fund as unrealized appreciation (depreciation). If the TBA sale (purchase) commitment is closed

58

Notes to Financial Statements (unaudited)(continued)

through the acquisition of an offsetting purchase (sale) commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

(l)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by the Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

3.	DERIVATIVE TRANSACTIONS

Derivatives–During the six months ended June 30, 2026, the Fund used derivative instruments including forward foreign currency exchange contracts, futures contracts and swap contracts in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing the Fund to close out their position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value, as recorded on the Statement of Assets and Liabilities.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default,

59

Notes to Financial Statements (unaudited)(continued)

to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark-to-market gains to the Fund.

Forward Foreign Currency Exchange Contracts–During the six months ended June 30, 2026, the Fund was exposed to foreign currency risks associated with some or all of its portfolio investments and, during the six months ended June 30, 2026, used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

Futures Contracts–During the six months ended June 30, 2026, the Fund entered into futures contracts to manage and hedge interest rate risk associated with portfolio investments. During the six months ended June 30, 2026, the Fund also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity. Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Net change in unrealized appreciation/(depreciation) on futures contracts on the Statement of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statement of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited, which is

60

Notes to Financial Statements (unaudited)(continued)

considered restricted, is recorded on the Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statement of Assets and Liabilities.

The use of futures contracts exposes the Fund to equity price, foreign exchange and interest rate risks. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

Swap Contracts–The Fund may engage in swap transactions to manage credit and interest rate (e.g., duration, yield curve) risks within its portfolio. Swap transactions are contracts negotiated over-the-counter (“OTC”) between a fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, on the Statement of Assets and Liabilities and are amortized over the term of the swap. The value of OTC swap contract agreements are recorded as either an asset or a liability on the Statement of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited, which is considered restricted, is reported as Deposits with brokers for swap contracts collateral on the Statement of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statement of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as Net change in unrealized appreciation/(depreciation) on swap contracts on the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.

The Fund’s OTC swap contract agreements are subject to master netting arrangements.

Credit Default Swap Contracts–During the six months ended June 30, 2026, the Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long

61

Notes to Financial Statements (unaudited)(continued)

and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected on the Statement of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with identical reference obligations.

Inflation-Linked Swap Contracts–During the six months ended June 30, 2026, the Fund entered into inflation-linked derivatives, such as Consumer Price Index swap contract agreements (“CPI swap contracts”). A CPI swap contract is a contract in which one party agrees to pay a fixed rate in exchange for a variable rate, which is the rate of change in the CPI during the life of the contract. Payments are based on a notional amount of principal. The Fund will normally enter into CPI swap contracts on a zero coupon basis, meaning that the floating rate will be based on the cumulative CPI during the life of the contract, and the fixed rate will compound until the swap contract’s maturity date, at which point the payments are netted. The swap contracts are valued daily and any unrealized gain/(loss) is included in the Net change in unrealized appreciation/(depreciation) on swap contracts in the Fund’s Statement of Operations. A liquidation payment received or made at the termination or maturity of the swap contract is recorded in realized gain/(loss) and is included in Net realized gain/(loss) on swap contracts in the Fund’s Statement of Operations. Daily changes in valuation of centrally cleared CPI swap contracts, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. For the centrally cleared CPI swap contracts, there was minimal counterparty risk to the Fund since such CPI swap contracts entered into were traded through a central clearinghouse, which guarantees against default.

62

Notes to Financial Statements (unaudited)(continued)

Summary of Derivatives Information–As of June 30, 2026, the Fund had the following derivatives at fair value, grouped into appropriate risk categories and respective location on the Statement of Assets and Liabilities:

		Series Fund-Bond Debenture Portfolio
Asset Derivatives	Statement of Assets and Liabilities Location	Interest Rate Risk	Foreign Currency Risk	Credit Risk	Inflation Linked Risk
Centrally Cleared CPI Swap Contracts(1)	Variation margin for centrally cleared swap contract agreements	–	–	–	$237,827
Centrally Cleared Credit Default Swap Contracts(1)	Variation margin for centrally cleared swap contract agreements	–	–	$13,198	–
Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	–	$877,070	–	–
Futures Contracts(2)	Variation margin for futures contracts	$119,162	–	–	–
Liability Derivatives
Centrally Cleared CPI Swap Contracts(1)	Variation margin for centrally cleared swap contract agreements	–	–	–	$1,112,310
Forward Foreign Currency Exchange Contracts	Unrealized depreciation on forward foreign currency exchange contracts	–	$783,150	–	–
Futures Contracts(2)	Variation margin for futures contracts	$402,448	–	–	–

(1)	Includes the value of centrally cleared swap contracts as reported in the Schedule of Investments. Only current day’s variation margin, presented as either a receivable or a payable, is reported within the Statement of Assets and Liabilities.
(2)	Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin, presented as either a receivable or a payable, is reported within the Statement of Assets and Liabilities.

63

Notes to Financial Statements (unaudited)(continued)

The following table presents the effect of derivatives for the Fund on the Statement of Operations for the six months ended June 30, 2026:

			Series Fund-Bond Debenture Portfolio
	Statement of Operations Location	Equity Risk	Inflation Linked/ Interest Rate Risk	Foreign Currency Risk	Credit Risk
Amount of Realized Gain/(Loss) on Derivatives
CPI/Interest Rate Swap Contracts	Net realized gain/(loss) on swap contracts	–	$(255,415)	–	–
Credit Default Swap Contracts	Net realized gain/(loss) on swap contracts	–	–	–	$9,855
Forward Foreign Currency Exchange Contracts	Net realized gain/(loss) on forward foreign currency exchange contracts	–	–	$(764,108)	–
Futures Contracts	Net realized gain/(loss) on futures contracts	$(2,268,564)	$(6,302,360)	–	–
Amount of Net Change in Unrealized Appreciation/(Depreciation) on Derivatives
CPI/Interest Rate Swap Contracts	Net change in unrealized appreciation/(depreciation) on swap contracts	–	$(546,460)	–	–
Credit Default Swap Contracts	Net change in unrealized appreciation/(depreciation) on swap contracts	–	–	–	$(16,955)
Forward Foreign Currency Exchange Contracts	Net change in unrealized appreciation/(depreciation) on forward foreign currency exchange contracts	–	–	$1,076,125	–
Futures Contracts	Net change in unrealized appreciation/(depreciation) on futures contracts	–	$480,318	–	–
Average derivatives volume calculated based on the number of contracts or notional amounts
CPI/Interest Rate Swap Contracts		–	$173,737,857	–	–
Credit Default Swap Contracts		–	–	–	$1,693,571
Forward Foreign Currency Exchange Contracts		–	–	$58,891,411	–
Futures Contracts		14	2,082	–	–

Disclosures About Offsetting Assets and Liabilities–FASB requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities, and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the

64

Notes to Financial Statements (unaudited)(continued)

counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty.

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$877,070	$–	$877,070
Total	$877,070	$–	$877,070

	Net Amounts of Assets	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received*	Securities Collateral Received*	Net Amount Owed to the Fund by the Counterparty
Bank of America	$414,547	$(1,908)	$–	$–	$412,639
Barclays Bank PLC	41	(41)	–	–	–
Citibank	26,194	(13,064)	–	–	13,130
State Street Bank And Trust	342,104	(141,312)	(200,792)	–	–
Wells Fargo	94,184	(94,184)	–	–	–
Total	$877,070	$(250,509)	$(200,792)	$–	$425,769

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$783,150	$–	$783,150
Total	$783,150	$–	$783,150

	Net Amounts of Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged*	Securities Collateral Pledged*	Net Amount Owed to the Counterparty by the Fund
Bank of America	$1,908	$(1,908)	$–	$–	$–
Barclays Bank PLC	1,180	(41)	–	–	1,139
Citibank	13,064	(13,064)	–	–	–
State Street Bank And Trust	141,312	(141,312)	–	–	–
Wells Fargo	625,686	(94,184)	–	–	531,502
Total	$783,150	$(250,509)	$–	$–	$532,641
*	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.

65

Notes to Financial Statements (unaudited)(continued)

4.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management fee agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $500 million	.50%
Next $9.5 billion	.45%
Over $10 billion	.40%

For the six months ended June 30, 2026, the effective management fee, net of any applicable waiver, was at an annualized rate of .46% of the Fund’s average daily net assets.

For the Fund’s investment in the PCF, Lord Abbett has voluntarily agreed to waive management fees in an amount sufficient to offset the respective management fee that Lord Abbett collects from the PCF. Lord Abbett voluntarily waived the following management fees for the six months ended June 30, 2026:

Fund	Management Fee
Series Fund–Bond Debenture Portfolio	$81,993

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly.

Lord Abbett voluntarily waived $54,599 of certain fees and expenses during the six months ended June 30, 2026.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily NAV of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in non-12b-1 service fees in the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing in the Statement of Operations. These servicing fees are accrued daily and payable monthly.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

66

Notes to Financial Statements (unaudited)(continued)

5.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2026 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Series Fund-Bond Debenture Portfolio	$ –	$ –	$ –	$ –

The tax character of distributions paid during the period ended December 31, 2025 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Series Fund-Bond Debenture Portfolio	$68,737,035	$ –	$ –	$68,737,035

Net capital losses recognized by the Funds may be carried forward indefinitely and retain their character as short-term and/or long-term losses. Capital losses incurred that will be carried forward are as follows:

Fund	Short-Term Losses	Long-Term Losses	Net Capital Losses
Series Fund-Bond Debenture Portfolio	$(66,851,330)	$(86,486,444)	$(153,337,774)

As of June 30, 2026, the tax cost of investments and the breakdown of unrealized appreciation/ (depreciation) for the Fund are shown below. The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable to the tax treatment of certain securities, other financial instruments and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Series Fund–Bond Debenture Portfolio	$1,364,875,628	$44,301,366	$(30,416,757)	$13,884,609

67

Notes to Financial Statements (unaudited)(continued)

6.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2026 were as follows:

U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales*	Non-U.S. Government Sales
$1,545,770,480	$523,406,616	$1,511,013,116	$538,643,310

*	Includes U.S. Government sponsored enterprises securities.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the 1940 Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2026, the Fund did not engage in cross-trade purchases or sales.

7.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of a portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees in the Statement of Operations and in Directors’ fees payable in the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	LINE OF CREDIT

For the period ended June 4, 2026, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.675 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $300 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 5, 2026, the Participating Funds renewed the Syndicated Facility for $1.8 billion. The Participating Funds are subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $500 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended June 4, 2026, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million based on past borrowings and likelihood of future borrowings, among other factors.

68

Notes to Financial Statements (unaudited)(continued)

Effective June 5, 2026, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same borrowing limits as were in place prior to the renewal.

Interest associated with these credit facilities is charged to each Fund based on its borrowings generally at an amount above the Federal Funds rate or at the negotiated rate for swing line loans. In addition, there is a fee computed at an annual rate of 0.20% on the daily unused portion of the Syndicated Facility which is allocated among the Participating Funds at the end of each quarter and is included with Other Expenses on the Statement of Operations. There is no fee associated with the unused portion of the Bilateral Facility.

These credit facilities are to be used for short-term working capital purposes as additional sources of liquidity to satisfy redemptions.

For the six months ended June 30, 2026, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

9.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended June 30, 2026, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

11.	TRANSACTIONS WITH AFFILIATED FUNDS

An affiliated fund is one in which the Fund has ownership of at least 5% of the outstanding voting securities of the underlying fund at any point during the fiscal year or any company which is under common ownership or control. The Fund invested in the affiliated fund noted in the table below, which consisted of a pooled investment vehicle, during the six months ended June 30, 2026.

Through the PCF, the Fund intends to obtain exposure to less liquid or illiquid private credit investments, generally involving corporate borrowers, through their investments in pooled investment vehicles, including those managed by Lord Abbett. Typically, private credit investments are not traded in public markets and are illiquid, such that a pooled investment vehicle may not be able to dispose of its holdings for extended periods, which may be several years, or at the price at which such pooled investment vehicles are valuing investments. Such pooled investment vehicles may, from time to time or over time, focus its private credit investments in a particular industry or sector or select industries or sectors. Investment performance of such industries or sectors may thus at times have an out-sized impact on the performance of such pooled investment vehicle or the Fund indirectly. Additionally, private credit investments can range in credit quality depending on security-specific factors, including

69

Notes to Financial Statements (unaudited)(continued)

total leverage, amount of leverage senior to the security in question, variability in the issuer’s cash flows, the size of the issuer, the quality of assets securing debt and the degree to which such assets cover the subject company’s debt obligations. The issuers of such pooled investment vehicle’s private credit investments will often be leveraged, often as a result of leveraged buyouts or other recapitalization transactions, and often will not be rated by national credit rating agencies.

The Fund’s investment in the PCF is subject to restrictions on transfer and the PCF currently expects to repurchase shares pursuant to tender offers each quarter, up to 5% of the PCF’s common shares outstanding, using a purchase price equal to the NAV per share as of the last calendar day of the applicable quarter.

There will be no trading market for the Fund’s investments in the PCF. The Schedule of Investments lists the PCF as an investment as of year end, but does not include the underlying holdings of the PCF. The Fund indirectly bears the proportionate share of the expenses of the PCF. The Fund incurs two layers of fees, with Lord Abbett potentially receiving a management fee at both levels. The Fund had the following transactions with the PCF during the six months ended June 30, 2026:

Affiliated Funds	Value at 12/31/2025	Purchases at cost	Proceeds from Sales	Net Realized Gain/(Loss)	Net Change in Appreciation/ (Depreciation)	Value at 6/30/2026	Dividend Income
Lord Abbett Private Credit Fund	$15,366,316	$1,870,130	$–	$–	$(261,738)	$16,974,708	$878,927

12.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income, if any, in the Fund’s Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

70

Notes to Financial Statements (unaudited)(continued)

As of June 30, 2026, the market value of securities loaned and collateral received were as follows:

Funds	Market Value of Securities Loaned	Collateral Received(1)	Non-Cash Collateral
Bond Debenture Portfolio	$34,396,117	$35,463,466	$ –

(1)	Statement of Assets and Liabilities location: Payables: Collateral due to broker for securities lending.

13.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in debt securities and to the changing prospects of individual companies and/or sectors in which the Fund invests. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of debt securities are likely to decline; when rates fall, such prices tend to rise. Longer-term debt securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high-yield securities (sometimes called “lower-rated bonds” or “junk bonds”) in which the Fund may substantially invest. Some issuers, particularly of high-yield securities, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High-yield securities are subject to greater price fluctuations, as well as additional risks. The market for below investment grade securities may be less liquid, which may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

The Fund is subject to the risk of investing in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Consequently, the Fund may be required to look principally to the agency issuing or guaranteeing the obligation.

The asset backed securities and mortgage-related securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates and economic conditions, including delinquencies and/or defaults. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current market rates. Alternatively, rising interest rates may cause prepayments to occur at a slower-than-expected rate, extending the duration of a security and typically reducing its value. The payment rate will thus affect the price and volatility of a mortgage-related security. In addition, the Fund may invest in non-agency asset backed and mortgage-related securities, which are issued by private institutions, not by government sponsored enterprises.

71

Notes to Financial Statements (unaudited)(continued)

The Fund may invest up to 20% of its net assets in equity securities, the value of which fluctuates in response to movements in the equity securities market in general, changing prospects of individual companies in which the Fund invests, or an individual company’s financial condition.

The Fund may invest in convertible securities, which have both equity and fixed income risk characteristics, including market, credit, liquidity, and interest rate risks. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities, and the market for convertible securities may be less liquid than the markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, industry and sector, liquidity, currency, political, information and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements and other factors. If the Fund incorrectly forecasts these and other factors, the Fund’s performance could suffer. The Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

The Fund may invest up to 15% of its net assets in floating rate or adjustable rate senior loans, including bridge loans, novations, assignments, and participations, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities. The senior loans in which the Fund invests may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. Below investment grade senior loans may be affected by interest rate swings in the overall fixed income market. In addition, senior loans may be subject to structural subordination.

Geopolitical and other events, such as war, acts of terrorism, tariffs and other restrictions on trade, natural disasters, the spread of infectious illnesses, epidemics and pandemics, environmental and other public health issues, supply chain disruptions, inflation, recessions or other events, and governments’ reactions to such events, may lead to increased market volatility and instability in world economies and markets generally and may have adverse effects on the performance of the Fund and its investments.

72

Notes to Financial Statements (unaudited)(concluded)

A widespread health crisis, such as a global pandemic, could cause substantial market volatility, impact the ability to complete redemptions, and adversely impact the Fund’s performance. For example, the effects to public health, business and market conditions resulting from the COVID-19 pandemic have had, and may in the future have, a significant negative impact on the performance of the Fund’s investments, including exacerbating other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

It is difficult to accurately predict or foresee when events or conditions affecting the U.S. or global financial markets, economies, and issuers may occur, the effects of such events or conditions, potential escalations or expansions of these events, possible retaliations in response to sanctions or similar actions and the duration or ultimate impact of those events. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance and your investment in the Fund.

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025
Shares sold	6,234,965	10,564,987
Reinvestment of distributions	–	6,490,595
Shares reacquired	(6,292,634)	(15,301,662)
Increase (decrease)	(57,669)	1,753,920

73

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Directors, Officers, and Others

Remuneration paid to directors, officers, and others is included in “Directors’ Remuneration” under Item 7 of this Form N-CSR.

Statement Regarding Basis for Approval of Investment Advisory Contract

The Board, including all of the Directors who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about the Fund’s investment performance compared to the performance of two benchmarks. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. The Independent Directors also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”) and the investment performance of two benchmarks; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability to Lord Abbett of providing management and administrative services to the Fund; (8) information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

74

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to the Fund, including investment research, portfolio management, risk oversight and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements and investments undertaken to enhance its compliance oversight. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business, although the Board was mindful that other conflicts of interest may exist. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. The Board observed that differences in fee rates between these clients and the Lord Abbett Funds are not uniform when examined on a fund-by-fund basis, suggesting that differences in the pricing of investment management services to these clients may reflect a variety of factors, including historical competitive forces operating in separate marketplaces. The Board considered the fact that in many instances, fee rates are higher on average for mutual fund clients than for other clients. The Board did not rely on these comparisons to any significant extent in reaching their decision. After reviewing these and related factors, the Board concluded that the Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance peer group and two benchmarks as of various periods ended June 30, 2025. The Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-, three-, and five- year periods, and equal to the median of the performance peer group for the ten-year period. The Board considered Lord Abbett’s explanation of the Fund’s performance. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and other factors, including those described below, the Board concluded that the Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and strategy, and other services provided to the Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, the resources made available to them, Lord Abbett’s investment methodologies and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s oversight of third-party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of the Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group and the nature of the Fund’s expense peer group. It also considered how each of the expense level

75

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

and the actual management fee rates of the Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. The Board observed that both the net total expense ratio of the Fund and the actual management fee of the Fund were below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fee schedule in place for the Fund was reasonable in light of all of the factors it considered, including the nature, quality and extent of services provided by Lord Abbett.

Profitability. The Board considered the level of Lord Abbett’s operating margin in managing the Fund, including the administrative services it provides to the Fund, and reviewed Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether the Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins, excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins without those exclusions in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to the Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to the Fund was not excessive.

Economies of Scale. The Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from any such economies of scale, and whether, to the extent there were economies of scale, there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Funds. The Board also considered the Fund’s existing management fee schedule, with a contractual breakpoint in the level of the management fee. Based on these considerations, the Board concluded that any economies of scale were adequately addressed in respect of the Fund.

Other Benefits to Lord Abbett. The Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services, such as the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, that the Distributor may retain a portion of the 12b-1 fees it receives, and that the Distributor receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett has entered into revenue sharing arrangements with certain entities that distribute shares of the

76

Statement Regarding Basis for Approval of Investment Advisory Contract (concluded)

Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions, including its mutual fund clients.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the Agreement. In considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

77

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Series Fund, Inc. Bond-Debenture Portfolio	LASFBD-3 (08/26)

LORD ABBETT
FINANCIAL STATEMENTS
AND OTHER IMPORTANT
INFORMATION

Lord Abbett
Series Fund—Developing Growth Portfolio

For the six-month period ended June 30, 2026

1	Schedule of Investments (Item 7)

5	Statement of Assets and Liabilities (Item 7)

6	Statement of Operations (Item 7)

7	Statements of Changes in Net Assets (Item 7)

8	Financial Highlights (Item 7)

10	Notes to Financial Statements (Item 7)

19	Changes in and Disagreements with Accountants (Item 8)

19	Proxy Disclosures (Item 9)

19	Remuneration Paid to Directors, Officers, and Others (Item 10)

19	Statement Regarding Basis for Approval of Investment Advisory Contract (Item 11)

Schedule of Investments (unaudited)

June 30, 2026

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.56%

COMMON STOCKS 98.56%

Aerospace & Defense 6.87%
Applied Aerospace & Defense, Inc.*(a)	14,511	$330,561
Carpenter Technology Corp.	2,882	1,777,733
FTAI Aviation Ltd.	2,261	611,668
Hawkeye 360, Inc.*	303	6,127
Mercury Systems, Inc.*	9,926	1,214,247
Moog, Inc. Class A	1,652	700,184
VSE Corp.	3,591	820,543
Total		5,461,063

Beverages 0.92%
Vita Coco Co., Inc.*	10,979	726,151

Biotechnology 13.18%
Arrowhead Pharmaceuticals, Inc.*	12,022	979,913
Ascendis Pharma AS (Denmark)*(b)	2,626	700,407
Bridgebio Pharma, Inc.*	11,085	825,611
Celcuity, Inc.*(a)	4,567	477,800
CG oncology, Inc.*	6,232	442,784
Cogent Biosciences, Inc.*	26,048	1,008,058
Dianthus Therapeutics, Inc.*	6,411	624,944
Madrigal Pharmaceuticals, Inc.*	2,545	1,366,538
Mirum Pharmaceuticals, Inc.*	7,986	934,921
Oruka Therapeutics, Inc.*(a)	6,624	630,406
Protagonist Therapeutics, Inc.*	4,199	514,713
PTC Therapeutics, Inc.*	10,228	834,298
Revolution Medicines, Inc.*	4,090	765,975
Tango Therapeutics, Inc.*	11,728	366,617
Total		10,472,985

Broadline Retail 0.94%
Pattern Group, Inc. Class A*	29,660	747,135
Investments	Shares	Fair Value
Building Products 2.55%
Madison Air Solutions Corp. Class A*(a)	19,013	$741,507
Modine Manufacturing Co.*	4,819	1,286,769
Total		2,028,276

Capital Markets 2.59%
Evercore, Inc. Class A	1,583	540,500
Miami International Holdings, Inc.*	17,347	644,615
StoneX Group, Inc.*	3,224	382,044
WisdomTree, Inc.	28,792	487,736
Total		2,054,895

Communications Equipment 0.60%
Extreme Networks, Inc.*	14,621	473,282

Construction & Engineering 13.67%
Argan, Inc.	1,654	1,320,802
Cardinal Infrastructure Group, Inc. Class A*(a)	13,043	1,228,650
Comfort Systems USA, Inc.	1,111	2,201,946
Construction Partners, Inc. Class A*	8,339	990,423
IES Holdings, Inc.*	1,645	1,208,516
Legence Corp. Class A*	11,230	957,133
MasTec, Inc.*	2,279	948,201
Sterling Infrastructure, Inc.*	2,391	2,006,910
Total		10,862,581

Diversified Consumer Services 1.30%
Lincoln Educational Services Corp.*	7,076	353,093
Universal Technical Institute, Inc.*	15,916	680,727
Total		1,033,820

Electrical Equipment 2.84%
Bloom Energy Corp. Class A*	2,310	699,237
Dpc Holdings Ltd. (United Kingdom)*(b)	10,197	500,265
Nextpower, Inc. Class A*	8,881	1,058,082
Total		2,257,584

See Notes to Financial Statements.	1

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Shares	Fair Value
Electronic Equipment, Instruments & Components 6.44%
Bel Fuse, Inc. Class B	3,035	$1,010,776
Cognex Corp.	9,138	661,774
Fabrinet (Thailand)*(b)	1,666	936,425
Littelfuse, Inc.	1,738	791,364
Sanmina Corp.*	3,776	955,630
TTM Technologies, Inc.*	4,081	763,229
Total		5,119,198

Entertainment 1.35%
IMAX Corp. (Canada)*(b)	8,706	347,021
Sphere Entertainment Co.*	4,201	726,899
Total		1,073,920

Ground Transportation 1.51%
Landstar System, Inc.	1,884	389,630
Saia, Inc.*	1,927	811,575
Total		1,201,205

Health Care Equipment & Supplies 0.94%
Glaukos Corp.*	5,341	746,458

Health Care Providers & Services 4.04%
Guardant Health, Inc.*	18,176	2,726,945
Hinge Health, Inc. Class A*	5,802	481,566
Total		3,208,511

Hotels, Restaurants & Leisure 3.14%
Cava Group, Inc.*	13,557	1,063,954
Lindblad Expeditions Holdings, Inc.*	16,676	470,930
Navan, Inc. Class A*	41,893	958,093
Total		2,492,977

Information Technology Services 3.33%
Applied Digital Corp.*	14,161	528,206
DigitalOcean Holdings, Inc.*	10,869	1,706,759
Fastly, Inc. Class A*	22,420	411,631
Total		2,646,596

Insurance 0.52%
Neptune Insurance Holdings, Inc. Class A*	12,992	409,248
Investments	Shares	Fair Value
Life Sciences Tools & Services 0.95%
Adaptive Biotechnologies Corp.*	35,318	$757,571

Machinery 2.88%
CECO Environmental Corp.*	8,953	812,395
RBC Bearings, Inc.*	1,304	839,854
SPX Technologies, Inc.*	2,603	638,178
Total		2,290,427

Media 0.29%
Liftoff Mobile, Inc.*	9,601	230,616

Pharmaceuticals 1.53%
Axsome Therapeutics, Inc.*	1,646	402,891
Nektar Therapeutics*	5,204	363,291
Tarsus Pharmaceuticals, Inc.*	7,108	447,378
Total		1,213,560

Professional Services 1.18%
Planet Labs PBC*	28,371	939,931

Semiconductors & Semiconductor Equipment 16.91%
Allegro MicroSystems, Inc.*	11,572	805,643
Amkor Technology, Inc.	9,901	853,763
Astera Labs, Inc.*	2,195	1,060,229
Credo Technology Group Holding Ltd.*	2,206	599,922
Lattice Semiconductor Corp.*	9,453	1,445,931
MACOM Technology Solutions Holdings, Inc.*	4,292	1,632,548
MaxLinear, Inc.*	3,920	501,877
MKS, Inc.	1,966	874,477
Nova Ltd. (Israel)*(b)	2,693	1,462,137
Rambus, Inc.*	3,573	474,280
Semtech Corp.*	9,554	1,546,315
SiTime Corp.*	2,920	2,177,035
Total		13,434,157

2	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Shares	Fair Value
Software 6.59%
Cipher Digital, Inc.*(a)	35,931	$880,310
Clear Secure, Inc. Class A	10,054	560,310
D-Wave Quantum, Inc.*(a)	12,994	311,726
Hut 8 Corp.*	7,625	880,268
JFrog Ltd.*	16,384	1,488,978
ServiceTitan, Inc. Class A*(a)	4,237	299,598
Terawulf, Inc.*(a)	32,832	810,950
Total		5,232,140

Specialty Retail 0.46%
Boot Barn Holdings, Inc.*	2,206	362,380

Trading Companies & Distributors 1.04%
Xometry, Inc. Class A*	8,541	824,377
Total Common Stocks (cost $49,282,621)		78,301,044

	Principal Amount
SHORT-TERM INVESTMENTS 8.93%

REPURCHASE AGREEMENTS 1.72%
Repurchase Agreement dated 6/30/2026, 3.250% due 7/1/2026 with Fixed Income Clearing Corp. collateralized by $1,403,500 of U.S. Treasury Note at 3.375% due 11/30/2027; value: $1,393,238; proceeds: $1,365,935 (cost $1,365,812)	$1,365,812	1,365,812

Time Deposits 0.72%
CitiBank N.A.(c) (cost $573,384)	573,384	573,384
Investments	Shares	Fair Value
Money Market Funds 6.49%
Fidelity Government Portfolio(c) (cost $5,160,456)	5,160,456	$5,160,456
Total Short-Term Investments (cost $7,099,652)		7,099,652
Total Investments in Securities 107.49% (cost $56,382,273)		85,400,696
Other Assets and Liabilities – Net (7.49)%		(5,952,689)
Net Assets 100.00%		$79,448,007

*	Non-income producing security.
(a)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(b)	Foreign security traded in U.S. dollars.
(c)	Security was purchased with the cash collateral from loaned securities.

See Notes to Financial Statements.	3

Schedule of Investments (unaudited)(concluded)

June 30, 2026

The following is a summary of the inputs used as of June 30, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$78,301,044	$–	$–	$78,301,044
Short-Term Investments
Repurchase Agreements	–	1,365,812	–	1,365,812
Time Deposits	–	573,384	–	573,384
Money Market Funds	5,160,456	–	–	5,160,456
Total	$83,461,500	$1,939,196	$–	$85,400,696

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

4	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2026

ASSETS:
Investments in securities, at cost	$56,382,273
Investments in securities, at fair value including $5,643,569 of securities loaned	$85,400,696
Receivables:
From advisor (See Note 3)	11,096
Capital shares sold	731
Interest	123
Securities lending income	994
Total assets	85,413,640
LIABILITIES:
Payables:
Collateral due to broker for securities lending	5,733,840
Capital shares reacquired	105,116
Transfer agent fees	47,626
Management fee	47,008
Directors’ fees	8,004
Fund administration	2,507
Accrued expenses	21,532
Total liabilities	5,965,633
Commitments and contingent liabilities	–
NET ASSETS	$79,448,007
COMPOSITION OF NET ASSETS:
Paid-in capital	$55,883,302
Total distributable earnings/(loss)	23,564,705
Net Assets	$79,448,007
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	1,721,348
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$46.15

See Notes to Financial Statements.	5

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2026

Investment income:
Dividends	$32,634
Securities lending net income	5,547
Interest and other	18,996
Total investment income	57,177
Expenses:
Management fee	247,898
Non-12b-1 service fees	82,718
Shareholder servicing	33,531
Professional	19,624
Fund administration	13,221
Reports to shareholders	4,448
Custody	2,390
Directors’ fees	866
Other	5,658
Gross expenses	410,354
Fees waived and expenses reimbursed (See Note 3)	(66,602)
Net expenses	343,752
Net investment loss	(286,575)
Net realized and unrealized gain/(loss):
Net realized gain/(loss) on investments	9,079,130
Net change in unrealized appreciation/(depreciation) on investments	13,493,007
Net realized and unrealized gain/(loss)	22,572,137
Net Increase in Net Assets Resulting From Operations	$22,285,562

6	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2026 (unaudited)	For the Year Ended December 31, 2025
Operations:
Net investment loss	$(286,575)	$(512,932)
Net realized gain/(loss)	9,079,130	8,237,928
Net change in unrealized appreciation/(depreciation)	13,493,007	29,874
Net increase in net assets resulting from operations	22,285,562	7,754,870
Distributions to shareholders:	–	(111,884)
Capital share transactions (See Note 12):
Net proceeds from sales of shares	2,969,054	3,696,740
Reinvestment of distributions	–	111,884
Cost of shares reacquired	(6,872,758)	(19,369,862)
Net decrease in net assets resulting from capital share transactions	(3,903,704)	(15,561,238)
Net increase (decrease) in net assets	18,381,858	(7,918,252)
NET ASSETS:
Beginning of period	$61,066,149	$68,984,401
End of period	$79,448,007	$61,066,149

See Notes to Financial Statements.	7

Financial Highlights

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
6/30/2026(c)	$33.43	$(0.16)	$ 12.88	$ 12.72	$–	$–	$–
12/31/2025	29.23	(0.25)	4.51	4.26	(0.06)	–	(0.06)
12/31/2024	23.96	(0.21)	5.52	5.31	(0.04)	–	(0.04)
12/31/2023	22.15	(0.18)	1.99	1.81	–	–	–
12/31/2022	34.61	(0.18)	(12.28)	(12.46)	–	–	–
12/31/2021	47.18	(0.42)	(0.93)	(1.35)	–	(11.22)	(11.22)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

8	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reimbursements (%)		Total expenses (%)		Net investment (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
$46.15	38.05 (d)	1.04	(e)	1.24	(e)	(0.87	)(e)	$79,448	56	(d)
33.43	14.59	1.04		1.27		(0.84)		61,066	117
29.23	22.18	1.04		1.25		(0.78)		68,984	101
23.96	8.17	1.04		1.25		(0.77)		66,804	139
22.15	(35.98)	1.04		1.30		(0.74)		68,892	125
34.61	(2.75)	1.04		1.15		(0.87)		116,990	121

See Notes to Financial Statements.	9

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of nine separate portfolios as of June 30, 2026. This report covers Developing Growth Portfolio (the “Fund”).

The Fund’s investment objective is long-term growth of capital. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies. Although the Fund generally is not available for purchase by new investors, existing shareholders may continue to purchase Fund shares.

Basis of Preparation

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The preparation of the financial statements in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Segment Reporting

An operating segment is defined in FASB Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

The CODM for the Fund is the Investment Committee of Lord, Abbett & Co. LLC (“Lord Abbett”), which represents the highest-level body responsible for evaluating the Fund’s operating performance and making decisions regarding resource allocation. The Investment Committee regularly reviews the Fund’s operating results, including investment performance and financial information, in making strategic and operational decisions.

The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and that the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights.

10

Notes to Financial Statements (unaudited)(continued)

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord Abbett as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a pricing committee (the “Pricing Committee”) that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments.

The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their net asset value (“NAV”) as of the close of each business day.

Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be

11

Notes to Financial Statements (unaudited)(continued)

observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 -	unadjusted quoted prices in active markets for identical investments;

●	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2026 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

(b)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(c)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain/(loss), if applicable, is included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain/(loss) on foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of June 30, 2026, no liability for Federal Income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be

12

Notes to Financial Statements (unaudited)(continued)

subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the Fund’s jurisdiction.

(e)	Investment Income–Dividend income, if any, is recorded on the ex-dividend date. Interest income is recorded on an accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statement of Operations. Withholding taxes on foreign dividends, if applicable, have been provided for in accordance with the applicable country’s tax rules and rates.

(f)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

Because the Fund’s repurchase agreements are not subject to master netting arrangements, no offsetting disclosures have been presented for these transactions.

(g)	Restricted Securities–The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of the Fund’s Schedule of Investments.

(h)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management fee agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $100 million	.75%
Over $100 million	.50%

13

Notes to Financial Statements (unaudited)(continued)

For the six months ended June 30, 2026, the effective management fee, net of any applicable waiver, was at an annualized rate of .56% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of ..04% of the Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly.

For the six months ended June 30, 2026 and continuing through April 30, 2027, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses (excluding certain expenses, such as acquired fund fees and expenses, if applicable) to an annual rate of 1.04%. This agreement may be terminated only upon the approval of the Board.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily NAV of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in non-12b-1 service fees in the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing in the Statement of Operations. These servicing fees are accrued daily and payable monthly.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2026 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Series Fund-Developing Growth Portfolio	$ –	$ –	$ –	$ –

14

Notes to Financial Statements (unaudited)(continued)

The tax character of distributions paid during the period ended December 31, 2025 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Series Fund-Developing Growth Portfolio	$111,884	$ –	$ –	$ –

Net capital losses recognized by the Funds may be carried forward indefinitely and retain their character as short-term and/or long-term losses. Capital losses incurred that will be carried forward are as follows:

Fund	Short-Term Losses	Long-Term Losses	Net Capital Losses
Series Fund-Developing Growth Portfolio	$(14,075,320)	$ –	$(14,075,320)

As of June 30, 2026, the tax cost of investments and the breakdown of unrealized appreciation/ (depreciation) for the Fund are shown below. The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable to the tax treatment of certain securities, other financial instruments and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Series Fund-Developing Growth Portfolio	$56,544,714	$29,337,673	$(481,691)	$28,855,982

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2026 were as follows:

U.S. Government Purchases	Non-U.S. Government Purchases	U.S. Government Sales	Non-U.S. Government Sales
$ –	$36,608,018	$ –	$40,863,543

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the 1940 Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2026, the Fund did not engage in cross-trade purchases or sales.

6.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of a portion of Directors’ fees. The deferred

15

Notes to Financial Statements (unaudited)(continued)

amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees in the Statement of Operations and in Directors’ fees payable in the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.	LINE OF CREDIT

For the period ended June 4, 2026, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.675 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $300 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 5, 2026, the Participating Funds renewed the Syndicated Facility for $1.8 billion. The Participating Funds are subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $500 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended June 4, 2026, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 5, 2026, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same borrowing limits as were in place prior to the renewal.

Interest associated with these credit facilities is charged to each Fund based on its borrowings generally at an amount above the Federal Funds rate or at the negotiated rate for swing line loans. In addition, there is a fee computed at an annual rate of 0.20% on the daily unused portion of the Syndicated Facility which is allocated among the Participating Funds at the end of each quarter and is included with Other Expenses on the Statement of Operations. There is no fee associated with the unused portion of the Bilateral Facility.

These credit facilities are to be used for short-term working capital purposes as additional sources of liquidity to satisfy redemptions.

For the six months ended June 30, 2026, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

8.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

16

Notes to Financial Statements (unaudited)(continued)

During the six months ended June 30, 2026, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

9.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

10.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income, if any, in the Fund’s Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of June 30, 2026, the market value of securities loaned and collateral received were as follows:

Funds	Market Value of Securities Loaned	Collateral Received(1)	Non-Cash Collateral
Developing Growth Portfolio	$5,643,569	$5,733,840	$ –

(1)	Statement of Assets and Liabilities location: Payables: Collateral due to broker for securities lending.

11.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities markets in general and to the changing prospects of individual companies in which the Fund invests.

The Fund has particular risks associated with growth stocks. Different types of stocks shift in and out of favor over time depending on market and economic conditions. Growth stocks tend to be more volatile than other stocks. Growth stocks are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. In addition, if the Fund’s assessment of a company’s potential for growth

17

Notes to Financial Statements (unaudited)(concluded)

or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a favorable market. The Fund invests primarily in small-cap growth company stocks, which tend to be more volatile and can be less liquid than other types of stocks. The shares of small and mid-sized companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the ability to sell these securities in the future. Small-cap companies may also have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large-cap companies. Because the Fund may invest a portion of its assets in foreign securities and American Depositary Receipts, it may experience increased market, industry and sector, liquidity, currency, political, information and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

Geopolitical and other events, such as war, acts of terrorism, tariffs and other restrictions on trade, natural disasters, the spread of infectious illnesses, epidemics and pandemics, environmental and other public health issues, supply chain disruptions, inflation, recessions or other events, and governments’ reactions to such events, may lead to increased market volatility and instability in world economies and markets generally and may have adverse effects on the performance of the Fund and its investments.

A widespread health crisis, such as a global pandemic, could cause substantial market volatility, impact the ability to complete redemptions, and adversely impact the Fund’s performance. For example, the effects to public health, business and market conditions resulting from the COVID-19 pandemic have had, and may in the future have, a significant negative impact on the performance of the Fund’s investments, including exacerbating other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

It is difficult to accurately predict or foresee when events or conditions affecting the U.S. or global financial markets, economies, and issuers may occur, the effects of such events or conditions, potential escalations or expansions of these events, possible retaliations in response to sanctions or similar actions and the duration or ultimate impact of those events. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance and your investment in the Fund.

12.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025
Shares sold	73,579	134,128
Reinvestment of distributions	–	3,846
Shares reacquired	(179,106)	(670,875)
Decrease	(105,527)	(532,901)

18

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Directors, Officers, and Others

Remuneration paid to directors, officers, and others is included in “Directors’ Remuneration” under Item 7 of this Form N-CSR.

Statement Regarding Basis for Approval of Investment Advisory Contract

The Board, including all of the Directors who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about the Fund’s investment performance compared to the performance of two benchmarks. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. The Independent Directors also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”) and the investment performance of two benchmarks; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability to Lord Abbett of providing management and administrative services to the Fund; (8) information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

19

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to the Fund, including investment research, portfolio management, risk oversight and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements and investments undertaken to enhance its compliance oversight. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business, although the Board was mindful that other conflicts of interest may exist. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. The Board observed that differences in fee rates between these clients and the Lord Abbett Funds are not uniform when examined on a fund-by-fund basis, suggesting that differences in the pricing of investment management services to these clients may reflect a variety of factors, including historical competitive forces operating in separate marketplaces. The Board considered the fact that in many instances, fee rates are higher on average for mutual fund clients than for other clients. The Board did not rely on these comparisons to any significant extent in reaching their decision. After reviewing these and related factors, the Board concluded that the Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance peer group and two benchmarks as of various periods ended June 30, 2025. The Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-, three-, five- and ten-year periods. The Board considered Lord Abbett’s explanation of the Fund’s performance. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and other factors, including those described below, the Board concluded that the Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and strategy, and other services provided to the Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, the resources made available to them, Lord Abbett’s investment methodologies and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s oversight of third-party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of the Fund, including the contractual and actual management fee rates, the expense levels of the Fund’s expense peer group and the nature of the Fund’s expense peer group. It also considered how each of the expense level and the actual management fee rates of the Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. The Board observed that the net total expense ratio and actual management fee of the Fund were both below the median of the

20

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fee schedule in place for the Fund was reasonable in light of all of the factors it considered, including the nature, quality and extent of services provided by Lord Abbett.

Profitability. The Board considered the level of Lord Abbett’s operating margin in managing the Fund, including the administrative services it provides to the Fund, and reviewed Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether the Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins, excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins without those exclusions in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to the Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to the Fund was not excessive.

Economies of Scale. The Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from any such economies of scale, and whether, to the extent there were economies of scale, there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Funds. The Board also considered the Fund’s existing management fee schedule, with a contractual breakpoint in the level of the management fee, and the Fund’s expense limitation agreement. Based on these considerations, the Board concluded that any economies of scale were adequately addressed in respect of the Fund.

Other Benefits to Lord Abbett. The Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services, such as the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, that the Distributor may retain a portion of the 12b-1 fees it receives, and that the Distributor receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions, including its mutual fund clients.

21

Statement Regarding Basis for Approval of Investment Advisory Contract (concluded)

Alternative Arrangements. The Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the Agreement. In considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

22

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Series Fund, Inc. Developing Growth Portfolio	SFDG-PORT-3 (08/26)

LORD ABBETT
FINANCIAL STATEMENTS
AND OTHER IMPORTANT
INFORMATION

Lord Abbett
Series Fund—Dividend Growth Portfolio

For the six-month period ended June 30, 2026

1	Schedule of Investments (Item 7)

4	Statement of Assets and Liabilities (Item 7)

5	Statement of Operations (Item 7)

6	Statements of Changes in Net Assets (Item 7)

8	Financial Highlights (Item 7)

10	Notes to Financial Statements (Item 7)

19	Changes in and Disagreements with Accountants (Item 8)

19	Proxy Disclosures (Item 9)

19	Remuneration Paid to Directors, Officers, and Others (Item 10)

19	Statement Regarding Basis for Approval of Investment Advisory Contract (Item 11)

Schedule of Investments (unaudited)

June 30, 2026

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.26%

COMMON STOCKS 99.26%

Aerospace & Defense 1.34%
L3Harris Technologies, Inc.	9,290	$2,699,581

Air Freight & Logistics 1.27%
CH Robinson Worldwide, Inc.	13,529	2,548,052

Banks 6.40%
Bank of America Corp.	60,470	3,445,581
JPMorgan Chase & Co.	19,184	6,279,499
Wells Fargo & Co.	37,910	3,132,882
Total		12,857,962

Beverages 1.73%
Coca-Cola Co.	42,807	3,478,925

Capital Markets 6.58%
Bank of New York Mellon Corp.	23,559	3,406,867
Cboe Global Markets, Inc.	6,160	1,494,847
Charles Schwab Corp.	26,681	2,461,856
Morgan Stanley	27,994	5,851,866
Total		13,215,436

Chemicals 2.79%
Linde PLC	6,073	3,151,523
Sherwin-Williams Co.	7,142	2,459,133
Total		5,610,656

Commercial Services & Supplies 1.79%
Cintas Corp.	8,333	1,417,277
Waste Management, Inc.	9,751	2,173,303
Total		3,590,580

Construction Materials 1.36%
CRH PLC (Ireland)(a)	25,602	2,739,414

Consumer Staples Distribution & Retail 1.92%
Walmart, Inc.	34,083	3,860,241

Electric: Utilities 3.44%
Entergy Corp.	29,575	3,396,984
NextEra Energy, Inc.	39,980	3,509,045
Total		6,906,029
Investments	Shares	Fair Value
Electrical Equipment 1.27%
AMETEK, Inc.	10,530	$2,547,628

Electronic Equipment, Instruments & Components 1.60%
Corning, Inc.	12,547	3,204,880

Financial Services 0.99%
Mastercard, Inc. Class A	3,880	1,992,768

Ground Transportation 1.29%
Old Dominion Freight Line, Inc.	11,985	2,595,951

Health Care Equipment & Supplies 0.52%
Stryker Corp.	3,347	1,053,769

Health Care Providers & Services 2.69%
UnitedHealth Group, Inc.	13,020	5,411,503

Hotels, Restaurants & Leisure 1.06%
McDonald’s Corp.	7,869	2,127,069

Insurance 2.18%
Arthur J Gallagher & Co.	7,462	1,713,051
Chubb Ltd. (Switzerland)(a)	7,833	2,669,017
Total		4,382,068

Interactive Media & Services 3.88%
Alphabet, Inc. Class A	21,818	7,797,099

Life Sciences Tools & Services 1.51%
Danaher Corp.	6,074	1,156,976
West Pharmaceutical Services, Inc.	5,206	1,868,954
Total		3,025,930

Machinery 3.77%
Deere & Co.	4,114	2,609,633
Parker-Hannifin Corp.	5,082	4,970,806
Total		7,580,439

Metals & Mining 1.35%
Steel Dynamics, Inc.	11,827	2,713,823

Multi-Utilities 0.88%
CMS Energy Corp.	23,107	1,767,685

See Notes to Financial Statements.	1

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Shares	Fair Value
Oil, Gas & Consumable Fuels 5.85%
Enbridge, Inc. (Canada)(a)	77,537	$4,203,281
Exxon Mobil Corp.	29,268	4,001,521
Marathon Petroleum Corp.	13,882	3,549,211
Total		11,754,013

Pharmaceuticals 6.74%
Eli Lilly & Co.	5,831	6,993,876
Johnson & Johnson	25,739	6,536,934
Total		13,530,810

Semiconductors & Semiconductor Equipment 22.50%
Analog Devices, Inc.	11,407	4,530,518
Broadcom, Inc.	22,958	8,672,385
Lam Research Corp.	18,475	8,005,772
NVIDIA Corp.	76,683	15,343,501
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	18,112	8,649,748
Total		45,201,924

Software 6.34%
Microsoft Corp.	30,556	11,397,999
Oracle Corp.	9,142	1,339,760
Total		12,737,759

Specialty Retail 4.04%
Home Depot, Inc.	5,223	1,842,048
Lowe’s Cos., Inc.	10,914	2,406,428
TJX Cos., Inc.	25,527	3,867,340
Total		8,115,816

Tobacco 2.18%
Philip Morris International, Inc.	24,180	4,374,404
Total Common Stocks (cost $133,664,650)		199,422,214
Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 1.05%

REPURCHASE AGREEMENTS 1.05%
Repurchase Agreement dated 6/30/2026, 3.250% due 7/1/2026 with Fixed Income Clearing Corp. collateralized by $2,176,900 of U.S. Treasury Note at 3.375% due 11/30/2027; value: $2,160,962; proceeds: $2,118,656 (cost $2,118,464)	$2,118,464	$2,118,464
Total Investments in Securities 100.31% (cost $135,783,114)		201,540,678
Other Assets and Liabilities – Net (0.31)%		(624,886)
Net Assets 100.00%		$200,915,792

ADR	American Depositary Receipt.
(a)	Foreign security traded in U.S. dollars.

2	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2026

The following is a summary of the inputs used as of June 30, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$199,422,214	$–	$–	$199,422,214
Short-Term Investments
Repurchase Agreements	–	2,118,464	–	2,118,464
Total	$199,422,214	$2,118,464	$–	$201,540,678

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	3

Statement of Assets and Liabilities (unaudited)

June 30, 2026

ASSETS:
Investments in securities, at cost	$135,783,114
Investments in securities, at fair value	$201,540,678
Cash	2
Foreign cash, at value (cost $31)	33
Receivables:
Investment securities sold	691,533
Interest and dividends	119,932
Capital shares sold	32,069
From advisor (See Note 3)	467
Securities lending income	5
Total assets	202,384,719
LIABILITIES:
Payables:
Investment securities purchased	659,255
Transfer agent fees	558,818
Capital shares reacquired	112,391
Management fee	90,557
Directors’ fees	22,893
Fund administration	6,586
Accrued expenses	18,427
Total liabilities	1,468,927
Commitments and contingent liabilities	—
NET ASSETS	$200,915,792
COMPOSITION OF NET ASSETS:
Paid-in capital	$122,383,901
Total distributable earnings/(loss)	78,531,891
Net Assets	$200,915,792
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	9,356,972
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$21.47

4	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2026

Investment income:
Dividends (net of foreign withholding taxes of $23,878)	$1,445,523
Securities lending net income	73
Interest and other	35,268
Total investment income	1,480,864
Expenses:
Management fee	537,905
Non-12b-1 service fees	244,518
Shareholder servicing	97,899
Fund administration	39,121
Professional	23,724
Reports to shareholders	8,004
Directors’ fees	2,652
Custody	1,391
Other	16,529
Gross expenses	971,743
Fees waived and expenses reimbursed (See Note 3)	(3,513)
Net expenses	968,230
Net investment income	512,634
Net realized and unrealized gain/(loss):
Net realized gain/(loss) on investments	9,439,004
Net realized gain/(loss) on foreign currency related transactions	(612)
Net change in unrealized appreciation/(depreciation) on investments	5,651,159
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	(1)
Net realized and unrealized gain/(loss)	15,089,550
Net Increase in Net Assets Resulting From Operations	$15,602,184

See Notes to Financial Statements.	5

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2026 (unaudited)	For the Year Ended December 31, 2025
Operations:
Net investment income	$512,634	$1,091,465
Net realized gain/(loss)	9,438,392	14,776,504
Net change in unrealized appreciation/(depreciation)	5,651,158	11,300,322
Net increase in net assets resulting from operations	15,602,184	27,168,291
Distributions to shareholders:	–	(15,702,280)
Capital share transactions (See Note 12):
Net proceeds from sales of shares	5,438,959	23,136,504
Reinvestment of distributions	–	15,702,280
Cost of shares reacquired	(15,196,003)	(42,445,553)
Net decrease in net assets resulting from capital share transactions	(9,757,044)	(3,606,769)
Net increase in net assets	5,845,140	7,859,242
NET ASSETS:
Beginning of period	$195,070,652	$187,211,410
End of period	$200,915,792	$195,070,652

6	See Notes to Financial Statements.

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7

Financial Highlights

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
6/30/2026(c)	$19.84	$0.05	$ 1.58	$1.63	$–	$–	$–
12/31/2025	18.58	0.12	2.83	2.95	(0.12)	(1.57)	(1.69)
12/31/2024	16.21	0.10	3.48	3.58	(0.11)	(1.10)	(1.21)
12/31/2023	14.86	0.12	2.29	2.41	(0.13)	(0.93)	(1.06)
12/31/2022	20.27	0.15	(2.91)	(2.76)	(0.15)	(2.50)	(2.65)
12/31/2021	17.93	0.15	4.38	4.53	(0.15)	(2.04)	(2.19)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

8	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
$21.47	8.22	(d)	0.99	(e)	0.99	(e)	0.52	(e)	$200,916	20	(d)
19.84	15.98		0.99		1.00		0.59		195,071	32
18.58	22.14		0.99		0.99		0.55		187,211	26
16.21	16.33		0.99		1.00		0.76		179,042	47
14.86	(13.55)		0.99		1.01		0.86		159,988	56
20.27	25.62		0.99		1.01		0.75		220,150	44

See Notes to Financial Statements.	9

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of nine separate portfolios as of June 30, 2026. This report covers Dividend Growth Portfolio (the “Fund”).

The Fund’s investment objective is to seek current income and capital appreciation. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

Basis of Preparation

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The preparation of the financial statements in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Segment Reporting

An operating segment is defined in FASB Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

The CODM for the Fund is the Investment Committee of Lord, Abbett & Co. LLC (“Lord Abbett”), which represents the highest-level body responsible for evaluating the Fund’s operating performance and making decisions regarding resource allocation. The Investment Committee regularly reviews the Fund’s operating results, including investment performance and financial information, in making strategic and operational decisions.

The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and that the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord Abbett as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and

10

Notes to Financial Statements (unaudited)(continued)

testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a pricing committee (the “Pricing Committee”) that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their net asset value (“NAV”) as of the close of each business day.

Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier

11

Notes to Financial Statements (unaudited)(continued)

hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2026 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

(b)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(c)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain/(loss), if applicable, is included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain/(loss) on foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of June 30, 2026, no liability for Federal Income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the Fund’s jurisdiction.

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Notes to Financial Statements (unaudited)(continued)

(e)	Investment Income–Dividend income, if any, is recorded on the ex-dividend date. Interest income is recorded on an accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statement of Operations. Withholding taxes on foreign dividends, if applicable, have been provided for in accordance with the applicable country’s tax rules and rates.

(f)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

Because the Fund’s repurchase agreements are not subject to master netting arrangements, no offsetting disclosures have been presented for these transactions.

(g)	Restricted Securities–The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of the Fund’s Schedule of Investments.

(h)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management fee agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $2 billion	.55%
Over $2 billion	.49%

For the six months ended June 30, 2026, the effective management fee, net of any applicable waiver, was at an annualized rate of .55% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly.

13

Notes to Financial Statements (unaudited)(continued)

For the six months ended June 30, 2026 and continuing through April 30, 2027, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit  total net annual operating expenses (excluding certain expenses, such as acquired fund fees and expenses, if applicable) to an annual rate of 0.99%. This agreement may be terminated only upon the approval of the Board.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily NAV of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in non-12b-1 service fees in the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing in the Statement of Operations. These servicing fees are accrued daily and payable monthly.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2026 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Series Fund-Dividend Growth Portfolio	$ –	$ –	$ –	$ –

The tax character of distributions paid during the period ended December 31, 2025 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Series Fund-Dividend Growth Portfolio	$1,097,236	$14,605,044	$–	$15,702,280

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Notes to Financial Statements (unaudited)(continued)

As of June 30, 2026, the tax cost of investments and the breakdown of unrealized appreciation/ (depreciation) for the Fund are shown below. The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable to the tax treatment of certain securities, other financial instruments and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Series Fund-Dividend Growth Portfolio	$136,199,294	$67,024,175	$(1,682,791)	$65,341,384

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2026 were as follows:

U.S. Government Purchases	Non-U.S. Government Purchases	U.S. Government Sales	Non-U.S. Government Sales
$ –	$38,561,371	$ –	$47,707,241

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the 1940 Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2026, the Fund did not engage in cross-trade purchases or sales.

6.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of a portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees in the Statement of Operations and in Directors’ fees payable in the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.	LINE OF CREDIT

For the period ended June 4, 2026, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.675 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $300 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

15

Notes to Financial Statements (unaudited)(continued)

Effective June 5, 2026, the Participating Funds renewed the Syndicated Facility for $1.8 billion. The Participating Funds are subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $500 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended June 4, 2026, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 5, 2026, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same borrowing limits as were in place prior to the renewal.

Interest associated with these credit facilities is charged to each Fund based on its borrowings generally at an amount above the Federal Funds rate or at the negotiated rate for swing line loans. In addition, there is a fee computed at an annual rate of 0.20% on the daily unused portion of the Syndicated Facility which is allocated among the Participating Funds at the end of each quarter and is included with Other Expenses on the Statement of Operations. There is no fee associated with the unused portion of the Bilateral Facility.

These credit facilities are to be used for short-term working capital purposes as additional sources of liquidity to satisfy redemptions.

For the six months ended June 30, 2026, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

8.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended June 30, 2026, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

9.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

10.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the

16

Notes to Financial Statements (unaudited)(continued)

market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income, if any, in the Fund’s Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of June 30, 2026, the Fund did not have any securities on loan.

11.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The Fund invests primarily in equity securities of large and mid-sized company stocks that have a history of growing their dividends, but there is no guarantee that a company will pay a dividend. At times, the performance of dividend paying companies may lag the performance of other companies or the broader market as a whole. The value of the Fund’s investments in equity securities will fluctuate in response to general economic conditions and to the changes in the prospects of particular companies and/or sectors in the economy. If the Fund’s fundamental research and quantitative analysis fail to produce the intended result, the Fund may suffer losses or underperform its benchmark or other funds with the same investment objective or similar strategies, even in a rising market.

Large and mid-sized company stocks each may perform differently than the market as a whole and other types of stocks. This is because different types of stocks tend to shift in and out of favor over time depending on market and economic conditions. Mid-sized company stocks may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. Although investing in mid-sized companies offers the potential for above average returns, these companies may not succeed and the value of their stock could decline significantly. Mid-sized companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or under perform.

The Fund’s exposure to foreign companies and markets presents increased market, industry and sector, liquidity, currency, political and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

Geopolitical and other events, such as war, acts of terrorism, tariffs and other restrictions on trade, natural disasters, the spread of infectious illnesses, epidemics and pandemics, environmental and other public health issues, supply chain disruptions, inflation, recessions or other events, and

17

Notes to Financial Statements (unaudited)(concluded)

governments’ reactions to such events, may lead to increased market volatility and instability in world economies and markets generally and may have adverse effects on the performance of the Fund and its investments.

A widespread health crisis, such as a global pandemic, could cause substantial market volatility, impact the ability to complete redemptions, and adversely impact the Fund’s performance. For example, the effects to public health, business and market conditions resulting from the COVID-19 pandemic have had, and may in the future have, a significant negative impact on the performance of the Fund’s investments, including exacerbating other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

It is difficult to accurately predict or foresee when events or conditions affecting the U.S. or global financial markets, economies, and issuers may occur, the effects of such events or conditions, potential escalations or expansions of these events, possible retaliations in response to sanctions or similar actions and the duration or ultimate impact of those events. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance and your investment in the Fund.

12.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025
Shares sold	265,838	1,209,626
Reinvestment of distributions	–	787,859
Shares reacquired	(740,088)	(2,240,303)
Decrease	(474,250)	(242,818)

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Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Directors, Officers, and Others

Remuneration paid to directors, officers, and others is included in “Directors’ Remuneration” under Item 7 of this Form N-CSR.

Statement Regarding Basis for Approval of Investment Advisory Contract

The Board, including all of the Directors who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about the Fund’s investment performance compared to the performance of a benchmark. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. The Independent Directors also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”) and the investment performance of a benchmark; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability to Lord Abbett of providing management and administrative services to the Fund; and (8) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to the Fund, including investment research, portfolio management, risk oversight and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements and investments undertaken to enhance its compliance oversight. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being

19

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

engaged in other lines of business, although the Board was mindful that other conflicts of interest may exist. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. The Board observed that differences in fee rates between these clients and the Lord Abbett Funds are not uniform when examined on a fund-by-fund basis, suggesting that differences in the pricing of investment management services to these clients may reflect a variety of factors, including historical competitive forces operating in separate marketplaces. The Board considered the fact that in many instances, fee rates are higher on average for mutual fund clients than for other clients. The Board did not rely on these comparisons to any significant extent in reaching their decision. After reviewing these and related factors, the Board concluded that the Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance peer group and a benchmark as of various periods ended June 30, 2025. The Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-, three-, five-, and ten-year periods. The Board considered Lord Abbett’s explanation of the Fund’s performance. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and other factors, including those described below, the Board concluded that the Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and strategy, and other services provided to the Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, the resources made available to them, Lord Abbett’s investment methodologies and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s oversight of third-party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of the Fund, including the contractual and actual management fee rates, the expense levels of the Fund’s expense peer group, and the nature of the Fund’s expense peer group. It also considered how each of the expense level and the actual management fee rates of the Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. The Board observed that, although the net total expense ratio of the Fund was above the median of the expense peer group, the actual management fee of the Fund was below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fee schedule in place for the Fund was reasonable in light of all of the factors it considered, including the nature, quality and extent of services provided by Lord Abbett.

20

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

Profitability. The Board considered the level of Lord Abbett’s operating margin in managing the Fund, including the administrative services it provides to the Fund, and reviewed Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether the Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins, excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins without those exclusions in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to the Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to the Fund was not excessive.

Economies of Scale. The Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from any such economies of scale, and whether, to the extent there were economies of scale, there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Funds. The Board also considered the Fund’s existing management fee schedule, with its contractual breakpoints in the level of the management fee, and the Fund’s expense limitation agreement. Based on these considerations, the Board concluded that any economies of scale were adequately addressed in respect of the Fund.

Other Benefits to Lord Abbett. The Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services, such as the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, that the Distributor may retain a portion of the 12b-1 fees it receives, and that the Distributor receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions, including its mutual fund clients.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of the Fund and its shareholders and voted

21

Statement Regarding Basis for Approval of Investment Advisory Contract (concluded)

unanimously to approve the continuation of the Agreement. In considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

22

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.
Lord Abbett Series Fund, Inc.
Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Dividend Growth Portfolio	SFCS-PORT-3 (08/26)

LORD ABBETT
FINANCIAL STATEMENTS
AND OTHER IMPORTANT
INFORMATION

Lord Abbett
Series Fund—Fundamental Equity Portfolio

For the six-month period ended June 30, 2026

1	Schedule of Investments (Item 7)

4	Statement of Assets and Liabilities (Item 7)

5	Statement of Operations (Item 7)

6	Statements of Changes in Net Assets (Item 7)

8	Financial Highlights (Item 7)

10	Notes to Financial Statements (Item 7)

19	Changes in and Disagreements with Accountants (Item 8)

19	Proxy Disclosures (Item 9)

19	Remuneration Paid to Directors, Officers, and Others (Item 10)

19	Statement Regarding Basis for Approval of Investment Advisory Contract (Item 11)

Schedule of Investments (unaudited)

June 30, 2026

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.62%

COMMON STOCKS 99.62%

Aerospace & Defense 5.14%
Boeing Co.*	20,060	$4,342,388
General Dynamics Corp.	7,170	2,539,901
RTX Corp.	21,319	4,044,854
Total		10,927,143

Banks 7.29%
Citizens Financial Group, Inc.	40,350	2,827,325
JPMorgan Chase & Co.	24,274	7,945,608
Wells Fargo & Co.	57,155	4,723,289
Total		15,496,222

Beverages 1.87%
Carlsberg AS Class B(a)	30,296	3,964,517

Biotechnology 5.14%
Biogen, Inc.*	15,994	3,455,664
Gilead Sciences, Inc.	22,810	2,881,815
United Therapeutics Corp.*	8,447	4,576,838
Total		10,914,317

Building Products 1.64%
Lennox International, Inc.	6,072	3,478,952

Capital Markets 6.02%
Charles Schwab Corp.	31,554	2,911,488
KKR & Co., Inc.	26,797	2,459,429
Morgan Stanley	16,536	3,456,685
SEI Investments Co.	45,144	3,959,580
Total		12,787,182

Chemicals 2.86%
CF Industries Holdings, Inc.	20,550	2,224,743
Element Solutions, Inc.	80,500	3,843,875
Total		6,068,618

Construction & Engineering 1.22%
EMCOR Group, Inc.	3,130	2,597,524
Investments	Shares	Fair Value
Electric: Utilities 3.20%
Entergy Corp.	30,846	$3,542,972
IDACORP, Inc.	21,520	3,255,976
Total		6,798,948

Electrical Equipment 0.97%
Hubbell, Inc.	3,940	2,061,408

Electronic Equipment, Instruments & Components 9.70%
Amphenol Corp. Class A	17,800	3,138,496
Jabil, Inc.	8,550	3,295,854
Keysight Technologies, Inc.*	13,560	4,746,949
Littelfuse, Inc.	10,220	4,653,473
TD SYNNEX Corp.	17,867	4,776,564
Total		20,611,336

Energy Equipment & Services 1.22%
Halliburton Co.	76,290	2,590,046

Health Care Providers & Services 1.90%
UnitedHealth Group, Inc.	9,700	4,031,611

Hotels, Restaurants & Leisure 1.48%
Expedia Group, Inc.	12,320	3,152,442

Insurance 8.11%
Aon PLC Class A (United Kingdom)(b)	11,667	3,869,827
Arch Capital Group Ltd.*	36,163	3,509,981
Arthur J Gallagher & Co.	14,900	3,420,593
Progressive Corp.	13,940	3,045,193
White Mountains Insurance Group Ltd.	1,636	3,392,066
Total		17,237,660

Interactive Media & Services 4.71%
Alphabet, Inc. Class A	28,040	10,020,655

Life Sciences Tools & Services 1.73%
IQVIA Holdings, Inc.*	19,024	3,675,817

See Notes to Financial Statements.	1

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Shares	Fair Value
Machinery 3.02%
Mueller Industries, Inc.	24,590	$3,022,849
Parker-Hannifin Corp.	3,480	3,403,857
Total		6,426,706

Metals & Mining 1.68%
Steel Dynamics, Inc.	15,579	3,574,757

Multi-Utilities1.29%
CMS Energy Corp.	35,790	2,737,935

Oil, Gas & Consumable Fuels 6.24%
Expand Energy Corp.	29,049	2,648,978
Permian Resources Corp. Class A	175,990	3,239,976
Shell PLC ADR	51,865	4,021,612
Williams Cos., Inc.	45,110	3,353,478
Total		13,264,044

Pharmaceuticals 3.23%
Novartis AG ADR	27,520	4,312,934
Teva Pharmaceutical Industries Ltd. ADR*	75,503	2,558,042
Total		6,870,976

Real Estate Management & Development 1.58%
CBRE Group, Inc. Class A*	24,884	3,351,626

Semiconductors & Semiconductor Equipment 8.40%
ASML Holding NV NY Reg Shares (Netherlands)(b)	2,170	4,317,085
Silicon Motion Technology Corp. ADR	23,968	7,989,253
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	11,619	5,548,886
Total		17,855,224
Software 2.14%
Microsoft Corp.	12,199	4,550,471
Investments	Shares	Fair Value
Specialty Retail 5.22%
Dick’s Sporting Goods, Inc.	18,620	$4,223,202
Lowe’s Cos., Inc.	16,369	3,609,201
Ross Stores, Inc.	15,320	3,260,862
Total		11,093,265

Technology Hardware, Storage & Peripherals 0.90%
NetApp, Inc.	12,380	1,915,929

Trading Companies & Distributors 1.72%
AerCap Holdings NV (Ireland)(b)	25,125	3,662,722
Total Common Stocks (cost $163,589,060)		211,718,053

	Principal Amount

SHORT-TERM INVESTMENTS 0.33%

REPURCHASE AGREEMENTS 0.33%
Repurchase Agreement dated 6/30/2026, 3.250% due 7/1/2026 with Fixed Income Clearing Corp. collateralized by $717,200 of U.S. Treasury Note at 3.375% due 11/30/2027; value: $712,003; proceeds: $697,958 (cost $697,895)	$697,895	697,895
Total Investments in Securities 99.95% (cost $164,286,955)		212,415,948
Other Assets and Liabilities – Net 0.05%		112,790
Net Assets 100.00%		$212,528,738

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

2	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2026

The following is a summary of the inputs used as of June 30, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Beverages	$–	$3,964,517	$–	$3,964,517
Remaining Industries	207,753,536	–	–	207,753,536
Short-Term Investments
Repurchase Agreements	–	697,895	–	697,895
Total	$207,753,536	$4,662,412	$–	$212,415,948

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	3

Statement of Assets and Liabilities (unaudited)

June 30, 2026

ASSETS:
Investments in securities, at cost	$164,286,955
Investments in securities, at fair value	$212,415,948
Receivables:
Investment securities sold	574,579
Interest and dividends	115,599
From advisor (See Note 3)	16,991
Capital shares sold	1,242
Prepaid expenses	610
Total assets	213,124,969
LIABILITIES:
Payables:
Transfer agent fees	271,358
Management fee	129,998
Capital shares reacquired	99,960
Directors’ fees	36,728
Fund administration	6,988
Foreign currency overdraft (cost $5)	5
Accrued expenses	51,194
Total liabilities	596,231
Commitments and contingent liabilities	–
NET ASSETS	$212,528,738
COMPOSITION OF NET ASSETS:
Paid-in capital	$149,011,534
Total distributable earnings/(loss)	63,517,204
Net Assets	$212,528,738
Outstanding shares (110 million shares of common stock authorized, $.001 par value)	10,069,494
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$21.11

4	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2026

Investment income:
Dividends (net of foreign withholding taxes of $48,753)	$1,730,863
Securities lending net income	99
Interest and other	19,465
Total investment income	1,750,427
Expenses:
Management fee	778,019
Non-12b-1 service fees	261,057
Shareholder servicing	104,655
Fund administration	41,777
Professional	21,822
Custody	7,771
Reports to shareholders	3,880
Directors’ fees	2,835
Other	18,645
Gross expenses	1,240,461
Fees waived and expenses reimbursed (See Note 3)	(112,463)
Net expenses	1,127,998
Net investment income	622,429
Net realized and unrealized gain/(loss):
Net realized gain/(loss) on investments	14,335,184
Net realized gain/(loss) on foreign currency related transactions	161
Net change in unrealized appreciation/(depreciation) on investments	7,511,283
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	(1,310)
Net realized and unrealized gain/(loss)	21,845,318
Net Increase in Net Assets Resulting From Operations	$22,467,747

See Notes to Financial Statements.	5

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2026 (unaudited)	For the Year Ended December 31, 2025
Operations:
Net investment income	$622,429	$860,077
Net realized gain/(loss)	14,335,345	17,712,983
Net change in unrealized appreciation/(depreciation)	7,509,973	5,867,670
Net increase in net assets resulting from operations	22,467,747	24,440,730
Distributions to shareholders:	–	(20,938,900)
Capital share transactions (See Note 12):
Net proceeds from sales of shares	1,591,550	69,004,795
Reinvestment of distributions	–	20,938,899
Cost of shares reacquired	(22,685,878)	(101,607,860)
Net decrease in net assets resulting from capital share transactions	(21,094,328)	(11,664,166)
Net increase (decrease) in net assets	1,373,419	(8,162,336)
NET ASSETS:
Beginning of period	$211,155,319	$219,317,655
End of period	$212,528,738	$211,155,319

6	See Notes to Financial Statements.

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7

Financial Highlights

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
6/30/2026(c)	$18.98	$0.06	$2.07	$2.13	$ –	$ –	$ –
12/31/2025	18.37	0.08	2.52	2.60	(0.08)	(1.91)	(1.99)
12/31/2024	16.79	0.13	2.65	2.78	(0.14)	(1.06)	(1.20)
12/31/2023	15.16	0.11	2.11	2.22	(0.10)	(0.49)	(0.59)
12/31/2022	20.11	0.18	(2.62)	(2.44)	(0.19)	(2.32)	(2.51)
12/31/2021	16.61	0.15	4.36	4.51	(0.16)	(0.85)	(1.01)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

8	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
$21.11	11.22	(d)	1.08	(e)	1.19	(e)	0.60	(e)	$212,529	31	(d)
18.98	14.29		1.08		1.19		0.43		211,155	74
18.37	16.65		1.08		1.19		0.71		219,318	52
16.79	14.63		1.08		1.20		0.68		231,522	102
15.16	(11.98)		1.08		1.21		1.03		173,600	62
20.11	27.31		1.08		1.17		0.78		315,166	76

See Notes to Financial Statements.	9

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of nine separate portfolios as of June 30, 2026. This report covers Fundamental Equity Portfolio (the “Fund”).

The Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

Basis of Preparation

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The preparation of the financial statements in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Segment Reporting

An operating segment is defined in FASB Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

The CODM for the Fund is the Investment Committee of Lord, Abbett & Co. LLC (“Lord Abbett”), which represents the highest-level body responsible for evaluating the Fund’s operating performance and making decisions regarding resource allocation. The Investment Committee regularly reviews the Fund’s operating results, including investment performance and financial information, in making strategic and operational decisions.

The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and that the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights.

10

Notes to Financial Statements (unaudited)(continued)

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation—Under procedures approved by the Fund’s Board of Directors (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord Abbett as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a pricing committee (the “Pricing Committee”) that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their net asset value (“NAV”) as of the close of each business day.

Fair Value Measurements—Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs

11

Notes to Financial Statements (unaudited)(continued)

may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2026 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

(b)	Expenses—Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(c)	Foreign Transactions—The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain/(loss), if applicable, is included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain/(loss) on foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of June 30, 2026, no liability for Federal Income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s

12

Notes to Financial Statements (unaudited)(continued)

conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the Fund’s jurisdiction.

(e)	Investment Income—Dividend income, if any, is recorded on the ex-dividend date. Interest income is recorded on an accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statement of Operations. Withholding taxes on foreign dividends, if applicable, have been provided for in accordance with the applicable country’s tax rules and rates.

(f)	Repurchase Agreements—The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

Because the Fund’s repurchase agreements are not subject to master netting arrangements, no offsetting disclosures have been presented for these transactions.

(g)	Restricted Securities—The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of the Fund’s Schedule of Investments.

(h)	Security Transactions—Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified–cost method.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management fee agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

13

Notes to Financial Statements (unaudited)(continued)

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $200 million	.75%
Next $300 million	.65%
Over $500 million	.50%

For the six months ended June 30, 2026, the effective management fee, net of any applicable waiver, was at an annualized rate of .64% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly.

For the six months ended June 30, 2026 and continuing through April 30, 2027, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses (excluding certain expenses such as acquired fund fees and expenses, if applicable) to an annual rate of 1.08%. This agreement may be terminated only upon the approval of the Board.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily NAV of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in non-12b-1 service fees in the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing in the Statement of Operations. These servicing fees are accrued daily and payable monthly.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2026 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Series Fund-Fundamental Equity Portfolio	$–	$–	$–	$–

14

Notes to Financial Statements (unaudited)(continued)

The tax character of distributions paid during the period ended December 31, 2025 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Series Fund-Fundamental Equity Portfolio	$862,115	$20,076,785	$ –	$20,938,900

As of June 30, 2026, the tax cost of investments and the breakdown of unrealized appreciation/ (depreciation) for the Fund are shown below. The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable to the tax treatment of certain securities, other financial instruments and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Series Fund-Fundamental Equity Portfolio	$165,839,480	$50,007,614	$(3,431,146)	$46,576,468

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2026 were as follows:

U.S. Government Purchases	Non-U.S. Government Purchases	U.S. Government Sales	Non-U.S. Government Sales
$ –	$65,582,270	$ –	$85,900,515

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the 1940 Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2026, the Fund did not engage in cross-trade purchases or sales.

6.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of a portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees in the Statement of Operations and in Directors’ fees payable in the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.	LINE OF CREDIT

For the period ended June 4, 2026, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.675 billion (the “Syndicated Facility”) under which State Street Bank and

15

Notes to Financial Statements (unaudited)(continued)

Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $300 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 5, 2026, the Participating Funds renewed the Syndicated Facility for $1.8 billion. The Participating Funds are subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $500 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended June 4, 2026, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 5, 2026, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same borrowing limits as were in place prior to the renewal.

Interest associated with these credit facilities is charged to each Fund based on its borrowings generally at an amount above the Federal Funds rate or at the negotiated rate for swing line loans. In addition, there is a fee computed at an annual rate of 0.20% on the daily unused portion of the Syndicated Facility which is allocated among the Participating Funds at the end of each quarter and is included with Other Expenses on the Statement of Operations. There is no fee associated with the unused portion of the Bilateral Facility.

These credit facilities are to be used for short-term working capital purposes as additional sources of liquidity to satisfy redemptions.

For the six months ended June 30, 2026, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

8.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended June 30, 2026, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

9.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

16

Notes to Financial Statements (unaudited)(continued)

10.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income, if any, in the Fund’s Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of June 30, 2026, the Fund did not have any securities on loan.

11.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and mid-sized company stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. The market may fail to recognize for a long time the intrinsic value of particular value stocks the Fund may hold. Value investing also is subject to the risk that the company judged to be undervalued may actually be appropriately priced or even overpriced. The mid-sized company stocks in which the Fund invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. Although investing in mid-sized companies offers the potential for above average returns, these companies may not succeed and the value of their stock could decline significantly. Mid-sized companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or under perform. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, industry and sector, liquidity, currency, political, information, and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

17

Notes to Financial Statements (unaudited)(concluded)

Geopolitical and other events, such as war, acts of terrorism, tariffs and other restrictions on trade, natural disasters, the spread of infectious illnesses, epidemics and pandemics, environmental and other public health issues, supply chain disruptions, inflation, recessions or other events, and governments’ reactions to such events, may lead to increased market volatility and instability in world economies and markets generally and may have adverse effects on the performance of the Fund and its investments.

A widespread health crisis, such as a global pandemic, could cause substantial market volatility, impact the ability to complete redemptions, and adversely impact the Fund’s performance. For example, the effects to public health, business and market conditions resulting from the COVID-19 pandemic have had, and may in the future have, a significant negative impact on the performance of the Fund’s investments, including exacerbating other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

It is difficult to accurately predict or foresee when events or conditions affecting the U.S. or global financial markets, economies, and issuers may occur, the effects of such events or conditions, potential escalations or expansions of these events, possible retaliations in response to sanctions or similar actions and the duration or ultimate impact of those events. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance and your investment in the Fund.

12.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025
Shares sold	80,441	3,685,793
Reinvestment of distributions	–	1,093,348
Shares reacquired	(1,136,315)	(5,595,472)
Decrease	(1,055,874)	(816,331)

18

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Directors, Officers, and Others

Remuneration paid to directors, officers, and others is included in “Directors’ Remuneration” under Item 7 of this Form N-CSR.

Statement Regarding Basis for Approval of Investment Advisory Contract

The Board, including all of the Directors who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about the Fund’s investment performance compared to the performance of two benchmarks. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. The Independent Directors also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”) and the investment performance of two benchmarks; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability to Lord Abbett of providing management and administrative services to the Fund; (8) information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

19

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to the Fund, including investment research, portfolio management, risk oversight and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements and investments undertaken to enhance its compliance oversight. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business, although the Board was mindful that other conflicts of interest may exist. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. The Board observed that differences in fee rates between these clients and the Lord Abbett Funds are not uniform when examined on a fund-by-fund basis, suggesting that differences in the pricing of investment management services to these clients may reflect a variety of factors, including historical competitive forces operating in separate marketplaces. The Board considered the fact that in many instances, fee rates are higher on average for mutual fund clients than for other clients. The Board did not rely on these comparisons to any significant extent in reaching their decision. After reviewing these and related factors, the Board concluded that the Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance peer group and two benchmarks as of various periods ended June 30, 2025. The Board observed that the Fund’s investment performance was above the median of the performance peer group for the three-year period, but below the median of the performance peer group for the one-, five- and ten-year periods. The Board considered Lord Abbett’s explanation of the Fund’s performance. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and other factors, including those described below, the Board concluded that the Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and strategy, and other services provided to the Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, the resources made available to them, Lord Abbett’s investment methodologies and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s oversight of third-party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of the Fund, including the contractual and actual management fee rates, the expense levels of the Fund’s expense peer group and the nature of the Fund’s expense peer group. It also considered how each of the expense level and the actual management fee rates of the Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. The Board observed that the net

20

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

total expense ratio and the actual management fee of the Fund were both above the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fee schedule in place for the Fund was reasonable in light of all of the factors it considered, including the nature, quality and extent of services provided by Lord Abbett.

Profitability. The Board considered the level of Lord Abbett’s operating margin in managing the Fund, including the administrative services it provides to the Fund, and reviewed Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether the Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins, excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins without those exclusions in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to the Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to the Fund was not excessive.

Economies of Scale. The Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from any such economies of scale, and whether, to the extent there were economies of scale, there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Funds. The Board also considered the Fund’s existing management fee schedule, with contractual breakpoints in the level of the management fee, and the Fund’s expense limitation agreement. Based on these considerations, the Board concluded that any economies of scale were adequately addressed in respect of the Fund.

Other Benefits to Lord Abbett. The Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services, such as the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, that the Distributor may retain a portion of the 12b-1 fees it receives, and that the Distributor receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions, including its mutual fund clients.

21

Statement Regarding Basis for Approval of Investment Advisory Contract (concluded)

Alternative Arrangements. The Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the Agreement. In considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

22

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Series Fund, Inc. Fundamental Equity Portfolio	SFFE-PORT-3 (08/26)

LORD ABBETT
FINANCIAL STATEMENTS
AND OTHER IMPORTANT
INFORMATION

Lord Abbett
Series Fund—Growth and Income Portfolio

For the six-month period ended June 30, 2026

1	Schedule of Investments (Item 7)

4	Statement of Assets and Liabilities (Item 7)

5	Statement of Operations (Item 7)

6	Statements of Changes in Net Assets (Item 7)

8	Financial Highlights (Item 7)

10	Notes to Financial Statements (Item 7)

19	Changes in and Disagreements with Accountants (Item 8)

19	Proxy Disclosures (Item 9)

19	Remuneration Paid to Directors, Officers, and Others (Item 10)

19	Statement Regarding Basis for Approval of Investment Advisory Contract (Item 11)

Schedule of Investments (unaudited)

June 30, 2026

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.77%

COMMON STOCKS 99.77%

Aerospace & Defense 6.04%
Boeing Co.*	48,677	$10,537,110
General Dynamics Corp.	24,010	8,505,303
RTX Corp.	56,537	10,726,765
Total		29,769,178

Banks 7.53%
Citizens Financial Group, Inc.	94,680	6,634,228
JPMorgan Chase & Co.	57,848	18,935,386
Wells Fargo & Co.	139,505	11,528,693
Total		37,098,307

Beverages 1.92%
Carlsberg AS Class B(a)	72,096	9,434,441

Biotechnology 3.66%
Gilead Sciences, Inc.	54,410	6,874,159
United Therapeutics Corp.*	20,543	11,130,814
Total		18,004,973

Building Products 2.66%
Allegion PLC (Ireland)(b)	35,507	4,988,379
Lennox International, Inc.	14,133	8,097,502
Total		13,085,881

Capital Markets 6.23%
Charles Schwab Corp.	76,372	7,046,845
KKR & Co., Inc.	65,022	5,967,719
Morgan Stanley	39,505	8,258,125
SEI Investments Co.	107,371	9,417,510
Total		30,690,199

Chemicals 1.05%
CF Industries Holdings, Inc.	47,660	5,159,672

Construction & Engineering 1.22%
EMCOR Group, Inc.	7,247	6,014,140
Investments	Shares	Fair Value
Construction Materials 1.40%
CRH PLC (Ireland)(b)	64,606	$6,912,842

Electric: Utilities 2.76%
Entergy Corp.	71,074	8,163,560
FirstEnergy Corp.	114,123	5,425,407
Total		13,588,967

Electrical Equipment 0.98%
Hubbell, Inc.	9,190	4,808,208

Electronic Equipment, Instruments & Components 8.11%
Amphenol Corp. Class A	54,980	9,694,074
Jabil, Inc.	19,240	7,416,635
Keysight Technologies, Inc.*	35,010	12,255,951
TD SYNNEX Corp.	39,597	10,585,862
Total		39,952,522

Energy Equipment & Services 1.21%
Halliburton Co.	175,020	5,941,929

Health Care Providers & Services 5.84%
Labcorp Holdings, Inc.	27,843	7,796,040
McKesson Corp.	10,945	8,270,042
UnitedHealth Group, Inc.	30,610	12,722,434
Total		28,788,516

Hotels, Restaurants & Leisure 1.36%
Booking Holdings, Inc.	37,720	6,723,213

Insurance 6.82%
Aon PLC Class A (United Kingdom)(b)	28,294	9,384,837
Arch Capital Group Ltd.*	101,126	9,815,290
Arthur J Gallagher & Co.	27,902	6,405,462
Progressive Corp.	36,470	7,966,871
Total		33,572,460

Interactive Media & Services 4.64%
Alphabet, Inc. Class A	63,895	22,834,156

Life Sciences Tools & Services 1.42%
IQVIA Holdings, Inc.*	36,159	6,986,642

See Notes to Financial Statements.	1

Schedule of Investments (unaudited)(continued)

Investments	Shares	Fair Value
Machinery 1.81%
Parker-Hannifin Corp.	9,112	$8,912,629

Metals & Mining 2.08%
Steel Dynamics, Inc.	44,681	10,252,502

Multi-Utilities 1.31%
CMS Energy Corp.	84,370	6,454,305

Oil, Gas & Consumable Fuels 6.32%
Expand Energy Corp.	68,044	6,204,932
Permian Resources Corp. Class A	405,540	7,465,991
Shell PLC ADR(c)	129,923	10,074,230
Williams Cos., Inc.	99,250	7,378,245
Total		31,123,398

Pharmaceuticals 3.54%
Novartis AG ADR	65,630	10,285,533
Teva Pharmaceutical Industries Ltd. ADR*	210,910	7,145,631
Total		17,431,164

Real Estate Management & Development 1.52%
CBRE Group, Inc. Class A*	55,560	7,483,376

Semiconductors & Semiconductor Equipment 7.02%
Analog Devices, Inc.	18,610	7,391,334
ASML Holding NV NY Reg Shares (Netherlands)(b)	5,960	11,857,062
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	32,145	15,351,488
Total		34,599,884

Software 2.38%
Microsoft Corp.	31,435	11,725,884

Specialty Retail 5.44%
Dick’s Sporting Goods, Inc.	44,520	10,097,581
Lowe’s Cos., Inc.	39,680	8,749,043
Ross Stores, Inc.	37,250	7,928,663
Total		26,775,287
Investments	Shares	Fair Value
Technology Hardware, Storage & Peripherals 1.65%
NetApp, Inc.	52,430	$8,114,067

Trading Companies & Distributors 1.85%
AerCap Holdings NV (Ireland)(b)	62,627	9,129,764
Total Common Stocks (cost $339,260,584)		491,368,506

	Principal Amount

SHORT-TERM INVESTMENTS 1.46%

REPURCHASE AGREEMENTS 0.48%
Repurchase Agreement dated 6/30/2026, 3.250% due 7/1/2026 with Fixed Income Clearing Corp. collateralized by $2,434,500 of U.S. Treasury Note at 3.375% due 11/30/2027; value: $2,416,657; proceeds: $2,369,382 (cost $2,369,169)	$2,369,169	2,369,169

TIME DEPOSITS 0.10%
CitiBank N.A.(d) (cost $482,824)	482,824	482,824

	Shares
MONEY MARKET FUNDS 0.88%
Fidelity Government Portfolio(d) (cost $4,345,419)	4,345,419	4,345,419
Total Short-Term Investments (cost $7,197,412)		7,197,412
Total Investments in Securities 101.23% (cost $346,457,996)		498,565,918
Other Assets and Liabilities – Net (1.23)%		(6,070,231)
Net Assets 100.00%		$492,495,687

2	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.
(c)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(d)	Security was purchased with the cash collateral from loaned securities.

The following is a summary of the inputs used as of June 30, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Beverages	$–	$9,434,441	$–	$9,434,441
Remaining Industries	481,934,065	–	–	481,934,065
Short-Term Investments
Repurchase Agreements	–	2,369,169	–	2,369,169
Time Deposits	–	482,824	–	482,824
Money Market Funds	4,345,419	–	–	4,345,419
Total	$486,279,484	$12,286,434	$–	$498,565,918

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	3

Statement of Assets and Liabilities (unaudited)

June 30, 2026

ASSETS:
Investments in securities, at cost	$346,457,996
Investments in securities, at fair value including $4,739,012 of securities loaned	$498,565,918
Cash	19,588
Receivables:
Interest and dividends	312,318
Capital shares sold	83,491
Investment securities sold	9,380
Securities lending income	100
Prepaid expenses	458
Total assets	498,991,253
LIABILITIES:
Payables:
Collateral due to broker for securities lending	4,828,243
Transfer agent fees	1,169,597
Management fee	201,663
Capital shares reacquired	116,015
Directors’ fees	102,023
Fund administration	16,133
Foreign currency overdraft (cost $3)	3
Accrued expenses	61,889
Total liabilities	6,495,566
Commitments and contingent liabilities	—
NET ASSETS	$492,495,687
COMPOSITION OF NET ASSETS:
Paid-in capital	$290,106,735
Total distributable earnings/(loss)	202,388,952
Net Assets	$492,495,687
Outstanding shares (200 million shares of common stock authorized, $.001 par value)	11,076,710
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$44.46

4	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2026

Investment income:
Dividends (net of foreign withholding taxes of $115,032)	$4,093,634
Securities lending net income	247
Interest and other	43,059
Total investment income	4,136,940
Expenses:
Management fee	1,226,130
Non-12b-1 service fees	612,746
Shareholder servicing	245,765
Fund administration	98,090
Professional	24,360
Reports to shareholders	17,259
Directors’ fees	6,683
Custody	3,901
Other	42,745
Gross expenses	2,277,679
Fees waived and expenses reimbursed (See Note 3)	(3,901)
Net expenses	2,273,778
Net investment income	1,863,162
Net realized and unrealized gain/(loss):
Net realized gain/(loss) on investments	39,490,725
Net realized gain/(loss) on foreign currency related transactions	(8)
Net change in unrealized appreciation/(depreciation) on investments	(12,643,546)
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	(2,940)
Net realized and unrealized gain/(loss)	26,844,231
Net Increase in Net Assets Resulting From Operations	$28,707,393

See Notes to Financial Statements.	5

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2026 (unaudited)	For the Year Ended December 31, 2025
Operations:
Net investment income	$1,863,162	$2,726,577
Net realized gain/(loss)	39,490,717	50,507,580
Net change in unrealized appreciation/(depreciation)	(12,646,486)	24,770,233
Net increase in net assets resulting from operations	28,707,393	78,004,390
Distributions to shareholders:	–	(53,389,795)
Capital share transactions (See Note 12):
Net proceeds from sales of shares	3,278,107	10,668,622
Reinvestment of distributions	–	53,389,794
Cost of shares reacquired	(39,354,371)	(82,713,459)
Net decrease in net assets resulting from capital share transactions	(36,076,264)	(18,655,043)
Net increase (decrease) in net assets	(7,368,871)	5,959,552
NET ASSETS:
Beginning of period	$499,864,558	$493,905,006
End of period	$492,495,687	$499,864,558

6	See Notes to Financial Statements.

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7

Financial Highlights

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
6/30/2026(c)	$41.96	$0.16	$2.34	$2.50	$—	$—	$—
12/31/2025	39.92	0.23	6.64	6.87	(0.25)	(4.58)	(4.83)
12/31/2024	36.06	0.36	7.02	7.38	(0.36)	(3.16)	(3.52)
12/31/2023	32.80	0.33	3.98	4.31	(0.33)	(0.72)	(1.05)
12/31/2022	40.04	0.48	(4.29)	(3.81)	(0.48)	(2.95)	(3.43)
12/31/2021	34.94	0.41	9.63	10.04	(0.44)	(4.50)	(4.94)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

8	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimbursements (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
$44.46	5.96	(d)	0.93	(e)	0.93	(e)	0.76	(e)	$492,496	26	(d)
41.96	17.29		0.93		0.93		0.56		499,865	38
39.92	20.60		0.93		0.93		0.88		493,905	30
36.06	13.19		0.92		0.93		0.96		491,645	28
32.80	(9.44)		0.93		0.94		1.31		486,259	36
40.04	29.02		0.92		0.93		1.03		610,598	66

See Notes to Financial Statements.	9

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of nine separate portfolios as of June 30, 2026. This report covers Growth and Income Portfolio (the “Fund”).

The Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

Basis of Preparation

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The preparation of the financial statements in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Segment Reporting

An operating segment is defined in FASB Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

The CODM for the Fund is the Investment Committee of Lord, Abbett & Co. LLC (“Lord Abbett”), which represents the highest-level body responsible for evaluating the Fund’s operating performance and making decisions regarding resource allocation. The Investment Committee regularly reviews the Fund’s operating results, including investment performance and financial information, in making strategic and operational decisions.

The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and that the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord Abbett as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and

10

Notes to Financial Statements (unaudited)(continued)

testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a pricing committee (the “Pricing Committee”) that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their net asset value (“NAV”) as of the close of each business day.

Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification

11

Notes to Financial Statements (unaudited)(continued)

is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2026 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

(b)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(c)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain/(loss), if applicable, is included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain/(loss) on foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of June 30, 2026, no liability for Federal Income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the Fund’s jurisdiction.

12

Notes to Financial Statements (unaudited)(continued)

(e)	Investment Income–Dividend income, if any, is recorded on the ex-dividend date. Interest income is recorded on an accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statement of Operations. Withholding taxes on foreign dividends, if applicable, have been provided for in accordance with the applicable country’s tax rules and rates.

(f)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

Because the Fund’s repurchase agreements are not subject to master netting arrangements, no offsetting disclosures have been presented for these transactions.

(g)	Restricted Securities–The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of the Fund’s Schedule of Investments.

(h)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management fee agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $1 billion	.50%
Over $1 billion	.45%

For the six months ended June 30, 2026, the effective management fee, net of any applicable waiver, was at an annualized rate of .50% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly.

Lord Abbett voluntarily waived $3,901 of certain fees and expenses during the six months ended June 30, 2026.

13

Notes to Financial Statements (unaudited)(continued)

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to ..25% of the average daily NAV of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in non-12b-1 service fees in the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing in the Statement of Operations. These servicing fees are accrued daily and payable monthly.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2026 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Series Fund-Growth & Income Portfolio	$ –	$ –	$ –	$ –

The tax character of distributions paid during the period ended December 31, 2025 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Series Fund-Growth & Income Portfolio	$2,709,711	$50,680,084	$ –	$53,389,795

As of June 30, 2026, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for the Fund are shown below. The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable to the tax treatment of certain securities, other financial instruments and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Series Fund-Growth & Income Portfolio	$346,597,079	$155,452,245	$(3,483,406)	$151,968,839

14

Notes to Financial Statements (unaudited)(continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2026 were as follows:

U.S. Government Purchases	Non-U.S. Government Purchases	U.S. Government Sales	Non-U.S. Government Sales
$ –	$126,891,384	$ –	$161,966,765

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the 1940 Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2026, the Fund did not engage in cross-trade purchases or sales.

6.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of a portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees in the Statement of Operations and in Directors’ fees payable in the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.	LINE OF CREDIT

For the period ended June 4, 2026, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.675 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $300 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 5, 2026, the Participating Funds renewed the Syndicated Facility for $1.8 billion. The Participating Funds are subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $500 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended June 4, 2026, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million based on past borrowings and likelihood of future borrowings, among other factors.

15

Notes to Financial Statements (unaudited)(continued)

Effective June 5, 2026, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same borrowing limits as were in place prior to the renewal.

Interest associated with these credit facilities is charged to each Fund based on its borrowings generally at an amount above the Federal Funds rate or at the negotiated rate for swing line loans. In addition, there is a fee computed at an annual rate of 0.20% on the daily unused portion of the Syndicated Facility which is allocated among the Participating Funds at the end of each quarter and is included with Other Expenses on the Statement of Operations. There is no fee associated with the unused portion of the Bilateral Facility.

These credit facilities are to be used for short-term working capital purposes as additional sources of liquidity to satisfy redemptions.

For the six months ended June 30, 2026, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

8.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended June 30, 2026, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

9.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

10.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income, if any, in the Fund’s Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The

16

Notes to Financial Statements (unaudited)(continued)

advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of June 30, 2026, the market value of securities loaned and collateral received were as follows:

Funds	Market Value of Securities Loaned	Collateral Received(1)	Non-Cash Collateral
Growth and Income Portfolio	$4,739,012	$4,828,243	$ –

(1)	Statement of Assets and Liabilities location: Payables: Collateral due to broker for securities lending.

11.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. The market may fail to recognize for a long time the intrinsic value of particular value stocks the Fund may hold. Value investing also is subject to the risk that the company judged to be undervalued may actually be appropriately priced or even overpriced. Large-cap value stocks may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks. This is because different types of stocks tend to shift in and out of favor over time depending on market and economic conditions as well as investor sentiment. In addition, large companies may have smaller rates of growth as compared to successful but well established smaller companies. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, industry and sector liquidity, currency, political, information, and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

Geopolitical and other events, such as war, acts of terrorism, tariffs and other restrictions on trade, natural disasters, the spread of infectious illnesses, epidemics and pandemics, environmental and other public health issues, supply chain disruptions, inflation, recessions or other events, and governments’ reactions to such events, may lead to increased market volatility and instability in world economies and markets generally and may have adverse effects on the performance of the Fund and its investments.

A widespread health crisis, such as a global pandemic, could cause substantial market volatility, impact the ability to complete redemptions, and adversely impact the Fund’s performance. For example, the effects to public health, business and market conditions resulting from the COVID-19 pandemic have had, and may in the future have, a significant negative impact on the performance of the Fund’s investments, including exacerbating other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

17

Notes to Financial Statements (unaudited)(concluded)

It is difficult to accurately predict or foresee when events or conditions affecting the U.S. or global financial markets, economies, and issuers may occur, the effects of such events or conditions, potential escalations or expansions of these events, possible retaliations in response to sanctions or similar actions and the duration or ultimate impact of those events. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance and your investment in the Fund.

12.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025
Shares sold	76,138	253,852
Reinvestment of distributions	—	1,260,016
Shares reacquired	(912,715)	(1,972,798)
Decrease	(836,577)	(458,930)

18

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Directors, Officers, and Others

Remuneration paid to directors, officers, and others is included in “Directors’ Remuneration” under Item 7 of this Form N-CSR.

Statement Regarding Basis for Approval of Investment Advisory Contract

The Board, including all of the Directors who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about the Fund’s investment performance compared to the performance of two benchmarks. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. The Independent Directors also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”) and the investment performance of two benchmarks; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability to Lord Abbett of providing management and administrative services to the Fund; and (8) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to the Fund, including investment research, portfolio management, risk oversight and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements and investments undertaken to enhance its compliance

19

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

oversight. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business, although the Board was mindful that other conflicts of interest may exist. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. The Board observed that differences in fee rates between these clients and the Lord Abbett Funds are not uniform when examined on a fund-by-fund basis, suggesting that differences in the pricing of investment management services to these clients may reflect a variety of factors, including historical competitive forces operating in separate marketplaces. The Board considered the fact that in many instances, fee rates are higher on average for mutual fund clients than for other clients. The Board did not rely on these comparisons to any significant extent in reaching their decision. After reviewing these and related factors, the Board concluded that the Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance peer group and two benchmarks as of various periods ended June 30, 2025. The Board observed that the Fund’s investment performance was above the median of the performance peer group for the one- and three-year periods, but below the median of the performance peer group for the five- and ten-year periods. The Board considered Lord Abbett’s explanation of the Fund’s performance. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and other factors, including those described below, the Board concluded that the Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and strategy, and other services provided to the Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, the resources made available to them, Lord Abbett’s investment methodologies and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s oversight of third-party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of the Fund, including the contractual and actual management fee rates, the expense levels of the Fund’s expense peer group and the nature of the Fund’s expense peer group. It also considered how each of the expense level and the actual management fee rates of the Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. The Board observed that the net total expense ratio and the actual management fee of the Fund were both below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the

20

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

context of its overall approval of the Agreement, that the management fee schedule in place for the Fund was reasonable in light of all of the factors it considered, including the nature, quality and extent of services provided by Lord Abbett.

Profitability. The Board considered the level of Lord Abbett’s operating margin in managing the Fund, including the administrative services it provides to the Fund, and reviewed Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether the Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins, excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins without those exclusions in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to the Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to the Fund was not excessive.

Economies of Scale. The Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from any such economies of scale, and whether, to the extent there were economies of scale, there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Funds. The Board also considered the Fund’s existing management fee schedule, with a contractual breakpoint in the level of the management fee. Based on these considerations, the Board concluded that any economies of scale were adequately addressed in respect of the Fund.

Other Benefits to Lord Abbett. The Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services, such as the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, that the Distributor may retain a portion of the 12b-1 fees it receives, and that the Distributor receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions, including its mutual fund clients.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms.

21

Statement Regarding Basis for Approval of Investment Advisory Contract (concluded)

After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the Agreement. In considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

22

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Series Fund, Inc. Growth and Income Portfolio	LASFGI-3 (08/26)

LORD ABBETT
FINANCIAL STATEMENTS
AND OTHER IMPORTANT
INFORMATION

Lord Abbett

Series Fund—Growth Opportunities Portfolio

For the six-month period ended June 30, 2026

1	Schedule of Investments (Item 7)
4	Statement of Assets and Liabilities (Item 7)
5	Statement of Operations (Item 7)
6	Statements of Changes in Net Assets (Item 7)
8	Financial Highlights (Item 7)
10	Notes to Financial Statements (Item 7)
19	Changes in and Disagreements with Accountants (Item 8)
19	Proxy Disclosures (Item 9)
19	Remuneration Paid to Directors, Officers, and Others (Item 10)
19	Statement Regarding Basis for Approval of Investment Advisory Contract (Item 11)

Schedule of Investments (unaudited)

June 30, 2026

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 96.71%

COMMON STOCKS 96.71%

Aerospace & Defense 10.41%
Axon Enterprise, Inc.*	1,013	$567,898
Carpenter Technology Corp.	2,910	1,795,004
Curtiss-Wright Corp.	1,152	872,939
FTAI Aviation Ltd.	4,741	1,282,583
Howmet Aerospace, Inc.	7,995	2,149,536
Mercury Systems, Inc.*	5,743	702,541
Rocket Lab Corp.*	4,835	491,478
Woodward, Inc.	2,293	975,534
Total		8,837,513

Biotechnology 8.22%
Argenx SE ADR*	1,059	982,508
Ascendis Pharma AS (Denmark)*(a)	2,395	638,795
Cogent Biosciences, Inc.*	21,968	850,162
Madrigal Pharmaceuticals, Inc.*	1,798	965,436
Mirum Pharmaceuticals, Inc.*	5,700	667,299
Natera, Inc.*	5,203	1,412,354
Revolution Medicines, Inc.*	3,993	747,809
Roivant Sciences Ltd.*	20,018	708,437
Total		6,972,800

Building Products 2.55%
Madison Air Solutions Corp. Class A*	25,793	1,005,927
Modine Manufacturing Co.*	4,352	1,162,071
Total		2,167,998

Capital Markets 4.10%
Cboe Global Markets, Inc.	2,422	587,747
Evercore, Inc. Class A	1,799	614,251
Interactive Brokers Group, Inc. Class A	15,026	1,307,863
Nasdaq, Inc.	4,402	346,966
Raymond James Financial, Inc.	4,118	626,059
Total		3,482,886
Investments	Shares	Fair Value
Communications Equipment 1.54%
Ciena Corp.*	1,149	$563,653
Lumentum Holdings, Inc.*	867	743,938
Total		1,307,591

Construction & Engineering 11.90%
API Group Corp.*	15,790	668,706
Comfort Systems USA, Inc.	1,945	3,854,893
EMCOR Group, Inc.	1,287	1,068,056
MasTec, Inc.*	3,234	1,345,538
Quanta Services, Inc.	3,297	2,373,972
Sterling Infrastructure, Inc.*	937	786,480
Total		10,097,645

Electrical Equipment 6.24%
Bloom Energy Corp. Class A*	4,108	1,243,491
Innio NV (Germany)*(a)(b)	12,707	502,562
Nextpower, Inc. Class A*	5,269	627,749
Vertiv Holdings Co. Class A	8,723	2,920,635
Total		5,294,437

Electronic Equipment, Instruments & Components 2.11%
Fabrinet (Thailand)*(a)	1,440	809,395
TTM Technologies, Inc.*	5,257	983,164
Total		1,792,559

Energy Equipment & Services 0.78%
TechnipFMC PLC (United Kingdom)(a)	9,973	661,210

Entertainment 2.92%
Live Nation Entertainment, Inc.*	7,362	1,348,056
Take-Two Interactive Software, Inc.*	1,894	473,462
TKO Group Holdings, Inc.	3,266	657,478
Total		2,478,996

Financial Services 1.08%
Affirm Holdings, Inc.*	11,196	913,034

See Notes to Financial Statements.	1

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Shares	Fair Value
Ground Transportation 0.62%
XPO, Inc.*	2,545	$522,463

Health Care Equipment & Supplies 0.39%
IDEXX Laboratories, Inc.*	630	331,657

Health Care Providers & Services 2.17%
Guardant Health, Inc.*	12,296	1,844,769

Hotels, Restaurants & Leisure 4.88%
Cava Group, Inc.*	10,573	829,769
Hilton Worldwide Holdings, Inc.	5,149	1,701,539
Viking Holdings Ltd.*	15,421	1,614,116
Total		4,145,424

Household Durables 0.74%
SharkNinja, Inc.*	4,103	624,764

Information Technology Services 6.15%
Cloudflare, Inc. Class A*	5,567	1,365,474
CoreWeave, Inc. Class A*	8,340	830,163
DigitalOcean Holdings, Inc.*	3,834	602,053
Quantinuum, Inc. Class A*(b)	9,362	765,250
Snowflake, Inc.*	2,536	645,412
Twilio, Inc. Class A*	4,912	1,013,493
Total		5,221,845

Interactive Media & Services 0.75%
Reddit, Inc. Class A*	3,684	639,469

Machinery 2.39%
IDEX Corp.	3,374	765,729
RBC Bearings, Inc.*	1,966	1,266,222
Total		2,031,951

Oil, Gas & Consumable Fuels 1.02%
Cheniere Energy, Inc.	3,611	863,065

Professional Services 0.59%
Planet Labs PBC*	15,117	500,826
Investments	Shares	Fair Value
Semiconductors & Semiconductor Equipment 11.05%
Astera Labs, Inc.*	4,678	$2,259,568
Cerebras Systems, Inc. Class A*(b)	1,214	268,294
Credo Technology Group Holding Ltd.*	3,170	862,081
Lattice Semiconductor Corp.*	9,738	1,489,524
Monolithic Power Systems, Inc.	1,432	1,979,539
Nova Ltd. (Israel)*(a)	2,974	1,614,704
Teradyne, Inc.	1,877	908,168
Total		9,381,878

Software 6.04%
AppLovin Corp. Class A*	1,296	667,738
Datadog, Inc. Class A*	9,243	2,406,508
JFrog Ltd.*	10,830	984,231
Nebius Group NV (Netherlands)*(a)(b)	3,860	1,066,016
Total		5,124,493

Specialty Retail 2.48%
Carvana Co.*	18,277	1,202,992
Ross Stores, Inc.	4,235	901,420
Total		2,104,412

Technology Hardware, Storage & Peripherals 3.84%
Sandisk Corp.*	1,432	3,255,981

Textiles, Apparel & Luxury Goods 1.23%
Amer Sports, Inc. (Finland)*(a)	17,741	600,356
Deckers Outdoor Corp.*	4,484	445,216
Total		1,045,572

Trading Companies & Distributors 0.52%
Xometry, Inc. Class A*	4,609	444,861
Total Common Stocks (cost $59,799,912)		82,090,099

2	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2026

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 6.61%

REPURCHASE AGREEMENTS 3.69%
Repurchase Agreement dated 6/30/2026, 3.250% due 7/1/2026 with Fixed Income Clearing Corp. collateralized by $3,217,700 of U.S. Treasury Note at 3.375% due 11/30/2027; value: $3,194,092; proceeds: $3,131,658 (cost $3,131,375)	$3,131,375	$3,131,375

TIME DEPOSITS 0.29%
CitiBank N.A.(c) (cost $248,161)	248,161	248,161

Investments	Shares	Fair Value
MONEY MARKET FUNDS 2.63%
Fidelity Government Portfolio(c) (cost $2,233,445)	2,233,445	$2,233,445
Total Short-Term Investments (cost $5,612,981)		5,612,981
Total Investments in Securities 103.32% (cost $65,412,893)		87,703,080
Other Assets and Liabilities – Net (3.32)%		(2,817,696)
Net Assets 100.00%		$84,885,384

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Security was purchased with the cash collateral from loaned securities.

The following is a summary of the inputs used as of June 30, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$82,090,099	$–	$–	$82,090,099
Short-Term Investments
Repurchase Agreements	–	3,131,375	–	3,131,375
Time Deposits	–	248,161	–	248,161
Money Market Funds	2,233,445	–	–	2,233,445
Total	$84,323,544	$3,379,536	$–	$87,703,080

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	3

Statement of Assets and Liabilities (unaudited)

June 30, 2026

ASSETS:
Investments in securities, at cost	$65,412,893
Investments in securities, at fair value including $2,575,732 of securities loaned	$87,703,080
Receivables:
Interest and dividends	3,454
Total assets	87,706,534
LIABILITIES:
Payables:
Collateral due to broker for securities lending	2,481,606
Capital shares reacquired	169,844
Transfer agent fees	81,711
Management fee	44,281
Directors’ fees	13,944
Fund administration	2,725
Accrued expenses	27,039
Total liabilities	2,821,150
Commitments and contingent liabilities	–
NET ASSETS	$84,885,384
COMPOSITION OF NET ASSETS:
Paid-in capital	$57,631,119
Total distributable earnings/(loss)	27,254,265
Net Assets	$84,885,384
Outstanding shares (110 million shares of common stock authorized, $.001 par value)	6,263,340
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$13.55

4	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2026

Investment income:
Dividends	$79,479
Securities lending net income	1,351
Interest and other	30,850
Total investment income	111,680
Expenses:
Management fee	246,584
Non-12b-1 service fees	94,800
Shareholder servicing	38,422
Professional	21,410
Fund administration	15,174
Custody	4,586
Reports to shareholders	4,263
Directors’ fees	996
Other	6,534
Gross expenses	432,769
Fees waived and expenses reimbursed (See Note 3)	(4,586)
Net expenses	428,183
Net investment loss	(316,503)
Net realized and unrealized gain/(loss):
Net realized gain/(loss) on investments	3,530,292
Net change in unrealized appreciation/(depreciation) on investments	11,081,432
Net realized and unrealized gain/(loss)	14,611,724
Net Increase in Net Assets Resulting From Operations	$14,295,221

See Notes to Financial Statements.	5

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2026 (unaudited)	For the Year Ended December 31, 2025
Operations:
Net investment loss	$(316,503)	$(648,636)
Net realized gain/(loss)	3,530,292	17,800,018
Net change in unrealized appreciation/(depreciation)	11,081,432	(10,531,177)
Net increase in net assets resulting from operations	14,295,221	6,620,205
Distributions to shareholders:	–	(12,208,735)
Capital share transactions (See Note 12):
Net proceeds from sales of shares	15,635,625	32,973,032
Reinvestment of distributions	–	12,208,735
Cost of shares reacquired	(21,687,842)	(48,334,786)
Net decrease in net assets resulting from capital share transactions	(6,052,217)	(3,153,019)
Net increase (decrease) in net assets	8,243,004	(8,741,549)
NET ASSETS:
Beginning of period	$76,642,380	$85,383,929
End of period	$84,885,384	$76,642,380

6	See Notes to Financial Statements.

This page is intentionally left blank.

7

Financial Highlights

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment (loss)(a)	Net realized and unrealized gain(loss)	Total from investment operations	Net realized gain	Net asset value, end of period
6/30/2026(c)	$11.11	$(0.05)	$2.49	$2.44	$–	$13.55
12/31/2025	11.66	(0.11)	1.65	1.54	(2.09)	11.11
12/31/2024	8.92	(0.09)	2.83	2.74	–	11.66
12/31/2023	8.06	(0.07)	0.93	0.86	–	8.92
12/31/2022	13.69	(0.06)	(4.24)	(4.30)	(1.33)	8.06
12/31/2021	16.44	(0.14)	1.18	1.04	(3.79)	13.69

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

8	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net investment (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

21.96	(d)	1.13	(e)	1.14	(e)	(0.83	)(e)	$84,885	68	(d)
12.94		1.13		1.15		(0.85)		76,642	135
30.61		1.12		1.13		(0.84)		85,384	115
10.67		1.16		1.16		(0.80)		79,707	214
(32.53)		1.25		1.26		(0.61)		49,206	121
6.46		1.20		1.26		(0.85)		93,787	58

See Notes to Financial Statements.	9

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of nine separate portfolios as of June 30, 2026. This report covers Growth Opportunities Portfolio (the “Fund”).

The Fund’s investment objective is capital appreciation. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

Basis of Preparation

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The preparation of the financial statements in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Segment Reporting

An operating segment is defined in FASB Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

The CODM for the Fund is the Investment Committee of Lord, Abbett & Co. LLC (“Lord Abbett”), which represents the highest-level body responsible for evaluating the Fund’s operating performance and making decisions regarding resource allocation. The Investment Committee regularly reviews the Fund’s operating results, including investment performance and financial information, in making strategic and operational decisions.

The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and that the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord Abbett as its valuation designee. Accordingly, Lord Abbett is responsible

10

Notes to Financial Statements (unaudited)(continued)

for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a pricing committee (the “Pricing Committee”) that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their net asset value (“NAV”) as of the close of each business day.

Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would

11

Notes to Financial Statements (unaudited)(continued)

use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2026 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

(b)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(c)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain/(loss), if applicable, is included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain/(loss) on foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of June 30, 2026, no liability for Federal Income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal

12

Notes to Financial Statements (unaudited)(continued)

Revenue Service. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the Fund’s jurisdiction.

(e)	Investment Income–Dividend income, if any, is recorded on the ex-dividend date. Interest income is recorded on an accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statement of Operations. Withholding taxes on foreign dividends, if applicable, have been provided for in accordance with the applicable country’s tax rules and rates.

(f)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

Because the Fund’s repurchase agreements are not subject to master netting arrangements, no offsetting disclosures have been presented for these transactions.

(g)	Restricted Securities–The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of the Fund’s Schedule of Investments.

(h)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management fee agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $1 billion	.65%
Next $3 billion	.63%
Next $1 billion	.60%
Over $5 billion	.58%

For the six months ended June 30, 2026, the effective management fee, net of any applicable waiver, was at an annualized rate of .65% of the Fund’s average daily net assets.

13

Notes to Financial Statements (unaudited)(continued)

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly.

Lord Abbett voluntarily waived $4,586 of certain fees and expenses during the six months ended June 30, 2026.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily NAV of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in non-12b-1 service fees in the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing in the Statement of Operations. These servicing fees are accrued daily and payable monthly.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2026 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Series Fund-Growth Opportunities Portfolio	$ –	$ –	$ –	$ –

The tax character of distributions paid during the period ended December 31, 2025 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Series Fund-Growth Opportunities Portfolio	$12,208,735	$–	$–	$12,208,735

14

Notes to Financial Statements (unaudited)(continued)

As of June 30, 2026, the tax cost of investments and the breakdown of unrealized appreciation/ (depreciation) for the Fund are shown below. The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable to the tax treatment of certain securities, other financial instruments and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Series Fund-Growth Opportunities Portfolio	$65,675,548	$23,135,920	$(1,108,388)	$22,027,532

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2026 were as follows:

U.S. Government Purchases	Non-U.S. Government Purchases	U.S. Government Sales	Non-U.S. Government Sales
$ –	$51,140,773	$ –	$58,847,619

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the 1940 Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2026, the Fund did not engage in cross-trade purchases or sales.

6.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of a portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees in the Statement of Operations and in Directors’ fees payable in the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.	LINE OF CREDIT

For the period ended June 4, 2026, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.675 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $300 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 5, 2026, the Participating Funds renewed the Syndicated Facility for $1.8 billion. The Participating Funds are subject to graduated borrowing limits of the lesser of either one-third

15

Notes to Financial Statements (unaudited)(continued)

or one-fifth of unencumbered fund net assets and $250 million, $500 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended June 4, 2026, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 5, 2026, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same borrowing limits as were in place prior to the renewal.

Interest associated with these credit facilities is charged to each Fund based on its borrowings generally at an amount above the Federal Funds rate or at the negotiated rate for swing line loans. In addition, there is a fee computed at an annual rate of 0.20% on the daily unused portion of the Syndicated Facility which is allocated among the Participating Funds at the end of each quarter and is included with Other Expenses on the Statement of Operations. There is no fee associated with the unused portion of the Bilateral Facility.

These credit facilities are to be used for short-term working capital purposes as additional sources of liquidity to satisfy redemptions.

For the six months ended June 30, 2026, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

8.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended June 30, 2026, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

9.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

10.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay

16

Notes to Financial Statements (unaudited)(concluded)

in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income, if any, in the Fund’s Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of June 30, 2026, the market value of securities loaned and collateral received were as follows:

Funds	Market Value of Securities Loaned	Collateral Received(1)	Non-Cash Collateral
Growth Opportunities Portfolio	$2,575,732	$2,481,606	$ –

(1)	Statement of Assets and Liabilities location: Payables: Collateral due to broker for securities lending.

11.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and mid-sized company stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. The market may fail to recognize for a long time the intrinsic value of particular value stocks the Fund may hold. Value investing also is subject to the risk that the company judged to be undervalued may actually be appropriately priced or even overpriced. The mid-sized company stocks in which the Fund invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. Although investing in mid-sized companies offers the potential for above average returns, these companies may not succeed and the value of their stock could decline significantly. Mid-sized companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or underperform. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, industry and sector liquidity, currency, political, information, and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

Geopolitical and other events, such as war, acts of terrorism, tariffs and other restrictions on trade, natural disasters, the spread of infectious illnesses, epidemics and pandemics, environmental and other public health issues, supply chain disruptions, inflation, recessions or

17

Notes to Financial Statements (unaudited)(concluded)

other events, and governments’ reactions to such events, may lead to increased market volatility and instability in world economies and markets generally and may have adverse effects on the performance of the Fund and its investments.

A widespread health crisis, such as a global pandemic, could cause substantial market volatility, impact the ability to complete redemptions, and adversely impact the Fund’s performance. For example, the effects to public health, business and market conditions resulting from the COVID-19 pandemic have had, and may in the future have, a significant negative impact on the performance of the Fund’s investments, including exacerbating other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

It is difficult to accurately predict or foresee when events or conditions affecting the U.S. or global financial markets, economies, and issuers may occur, the effects of such events or conditions, potential escalations or expansions of these events, possible retaliations in response to sanctions or similar actions and the duration or ultimate impact of those events. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance and your investment in the Fund.

12.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025
Shares sold	1,301,141	2,836,136
Reinvestment of distributions	–	1,074,713
Shares reacquired	(1,937,570)	(4,336,710)
Decrease	(636,429)	(425,861)

18

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Directors, Officers, and Others

Remuneration paid to directors, officers, and others is included in “Directors’ Remuneration” under Item 7 of this Form N-CSR.

Statement Regarding Basis for Approval of Investment Advisory Contract

The Board, including all of the Directors who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about the Fund’s investment performance compared to the performance of two benchmarks. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. The Independent Directors also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”) and the investment performance of two benchmarks; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability to Lord Abbett of providing management and administrative services to the Fund; and (8) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to the Fund, including investment research, portfolio management, risk oversight and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements and investments undertaken to enhance its compliance oversight. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in

19

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

other lines of business, although the Board was mindful that other conflicts of interest may exist. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. The Board observed that differences in fee rates between these clients and the Lord Abbett Funds are not uniform when examined on a fund-by-fund basis, suggesting that differences in the pricing of investment management services to these clients may reflect a variety of factors, including historical competitive forces operating in separate marketplaces. The Board considered the fact that in many instances, fee rates are higher on average for mutual fund clients than for other clients. The Board did not rely on these comparisons to any significant extent in reaching their decision. After reviewing these and related factors, the Board concluded that the Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance peer group and two benchmarks as of various periods ended June 30, 2025. The Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-year period, but below the median of the performance peer group for the three-, five-, and ten-year periods. The Board considered Lord Abbett’s explanation of the Fund’s performance. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and other factors, including those described below, the Board concluded that the Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and strategy, and other services provided to the Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, the resources made available to them, Lord Abbett’s investment methodologies and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s oversight of third-party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of the Fund, including the contractual and actual management fee rates, the expense levels of the Fund’s expense peer group and the nature of the Fund’s expense peer group. It also considered how each of the expense level and the actual management fee rates of the Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. The Board observed that, although the net total expense ratio of the Fund was above the median of the expense peer group, the actual management fee was below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fee schedule in place for the Fund was reasonable in light of all of the factors it considered, including the nature, quality and extent of services provided by Lord Abbett.

20

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

Profitability. The Board considered the level of Lord Abbett’s operating margin in managing the Fund, including the administrative services it provides to the Fund, and reviewed Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether the Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins, excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins without those exclusions in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to the Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to the Fund was not excessive.

Economies of Scale. The Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from any such economies of scale, and whether, to the extent there were economies of scale, there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Funds. The Board also considered the Fund’s existing management fee schedule, with contractual breakpoints in the level of the management fee. Based on these considerations, the Board concluded that any economies of scale were adequately addressed in respect of the Fund.

Other Benefits to Lord Abbett. The Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services, such as the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, that the Distributor may retain a portion of the 12b-1 fees it receives, and that the Distributor receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions, including its mutual fund clients.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the Agreement. In considering whether to approve

21

Statement Regarding Basis for Approval of Investment Advisory Contract (concluded)

the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

22

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.
Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Series Fund, Inc. Growth Opportunities Portfolio	LASFGO-3 (08/26)

LORD ABBETT
FINANCIAL STATEMENTS
AND OTHER IMPORTANT
INFORMATION

Lord Abbett
Series Fund—Mid Cap Stock Portfolio

For the six-month period ended June 30, 2026

1	Schedule of Investments (Item 7)

4	Statement of Assets and Liabilities (Item 7)

5	Statement of Operations (Item 7)

6	Statements of Changes in Net Assets (Item 7)

8	Financial Highlights (Item 7)

10	Notes to Financial Statements (Item 7)

19	Changes in and Disagreements with Accountants (Item 8)

19	Proxy Disclosures (Item 9)

19	Remuneration Paid to Directors, Officers, and Others (Item 10)

19	Statement Regarding Basis for Approval of Investment Advisory Contract (Item 11)

Schedule of Investments (unaudited)

June 30, 2026

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.71%

COMMON STOCKS 99.71%

Banks 3.45%
Citizens Financial Group, Inc.	51,010	$3,574,271
East West Bancorp, Inc.	40,910	5,281,072
Total		8,855,343

Beverages 2.97%
Carlsberg AS Class B(a)	37,016	4,843,893
Coca-Cola Consolidated, Inc.	14,510	2,770,249
Total		7,614,142

Biotechnology 4.17%
Biogen, Inc.*	19,263	4,161,964
United Therapeutics Corp.*	12,029	6,517,673
Total		10,679,637

Building Products 1.62%
Lennox International, Inc.	7,242	4,149,304

Capital Markets 5.26%
Affiliated Managers Group, Inc.	13,060	4,419,504
SEI Investments Co.	61,861	5,425,828
TPG, Inc.	89,643	3,635,024
Total		13,480,356

Chemicals 3.07%
CF Industries Holdings, Inc.	31,060	3,362,556
Element Solutions, Inc.	94,420	4,508,555
Total		7,871,111

Construction & Engineering 4.75%
EMCOR Group, Inc.	4,180	3,468,898
Valmont Industries, Inc.	8,230	4,753,648
WillScot Holdings Corp.	137,060	3,955,552
Total		12,178,098

Construction Materials 0.95%
CRH PLC (Ireland)(b)	22,747	2,433,929
Investments	Shares	Fair Value
Electric: Utilities 4.70%
Entergy Corp.	39,730	$4,563,388
FirstEnergy Corp.	68,315	3,247,695
IDACORP, Inc.	28,040	4,242,452
Total		12,053,535

Electrical Equipment 2.89%
Hubbell, Inc.	7,200	3,767,040
Sensata Technologies Holding PLC	76,440	3,649,246
Total		7,416,286

Electronic Equipment, Instruments & Components 14.96%
Belden, Inc.	28,194	3,380,743
CDW Corp.	18,890	2,656,690
Jabil, Inc.	16,830	6,487,628
Keysight Technologies, Inc.*	19,661	6,882,726
Littelfuse, Inc.	14,360	6,538,539
TD SYNNEX Corp.	24,212	6,472,836
Teledyne Technologies, Inc.*	8,920	5,948,748
Total		38,367,910

Energy Equipment & Services 1.50%
Halliburton Co.	113,590	3,856,380

Ground Transportation 2.48%
Landstar System, Inc.	30,740	6,357,339

Health Care Providers & Services 4.44%
Cencora, Inc.	9,788	2,769,808
Labcorp Holdings, Inc.	14,565	4,078,200
Molina Healthcare, Inc.*	19,830	4,535,121
Total		11,383,129

Hotels, Restaurants & Leisure 2.67%
Expedia Group, Inc.	15,180	3,884,258
Yum! Brands, Inc.	18,550	2,965,403
Total		6,849,661

Insurance 8.15%
Aon PLC Class A (United Kingdom)(b)	14,144	4,691,423
Arch Capital Group Ltd.*	26,927	2,613,535

See Notes to Financial Statements.	1

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Shares	Fair Value
Insurance (continued)
Arthur J Gallagher & Co.	11,556	$2,652,911
Assurant, Inc.	21,100	5,665,983
White Mountains Insurance Group Ltd.	2,546	5,278,851
Total		20,902,703

Life Sciences Tools & Services 1.35%
IQVIA Holdings, Inc.*	17,959	3,470,038

Machinery 5.09%
Lincoln Electric Holdings, Inc.	13,970	3,709,175
Middleby Corp.*	16,216	2,789,314
Mueller Industries, Inc.	30,250	3,718,633
Parker-Hannifin Corp.	2,886	2,822,854
Total		13,039,976

Media 0.85%
Nexstar Media Group, Inc.	12,150	2,169,868

Metals & Mining 2.00%
Steel Dynamics, Inc.	22,343	5,126,825

Multi-Utilities 1.56%
CMS Energy Corp.	52,350	4,004,775

Oil, Gas & Consumable Fuels 4.49%
Expand Energy Corp.	28,953	2,640,224
Permian Resources Corp. Class A	230,556	4,244,536
Williams Cos., Inc.	62,410	4,639,559
Total		11,524,319

Pharmaceuticals 1.40%
Teva Pharmaceutical Industries Ltd. ADR*	106,185	3,597,548

Professional Services 0.98%
CACI International, Inc. Class A*	5,437	2,518,745

Real Estate Management & Development 1.58%
CBRE Group, Inc. Class A*	30,040	4,046,088
Investments	Shares	Fair Value
Semiconductors & Semiconductor Equipment 3.80%
Silicon Motion Technology Corp. ADR	29,247	$9,748,902

Software 0.90%
Descartes Systems Group, Inc. (Canada)*(b)	33,300	2,305,692

Specialty Retail 3.77%
Dick’s Sporting Goods, Inc.	25,260	5,729,221
Ross Stores, Inc.	18,510	3,939,853
Total		9,669,074

Technology Hardware, Storage & Peripherals 1.71%
NetApp, Inc.	28,395	4,394,410

Trading Companies & Distributors 2.20%
AerCap Holdings NV (Ireland)(b)	38,623	5,630,461
Total Common Stocks (cost $194,599,706)		255,695,584

	Principal Amount
SHORT-TERM INVESTMENTS 0.51%

REPURCHASE AGREEMENTS 0.51%
Repurchase Agreement dated 6/30/2026, 3.250% due 7/1/2026 with Fixed Income Clearing Corp. collateralized by $1,330,800 of U.S. Treasury Note at 3.375% due 11/30/2027; value: $1,321,089; proceeds: $1,295,162 (cost $1,295,045)	$1,295,045	1,295,045
Total Investments in Securities 100.22% (cost $195,894,751)		256,990,629
Other Assets and Liabilities – Net (0.22)%		(558,471)
Net Assets 100.00%		$256,432,158

2	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2026

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of June 30, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Beverages	$2,770,249	$4,843,893	$–	$7,614,142
Remaining Industries	248,081,442	–	–	248,081,442
Short-Term Investments
Repurchase Agreements	–	1,295,045	–	1,295,045
Total	$250,851,691	$6,138,938	$–	$256,990,629

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	3

Statement of Assets and Liabilities (unaudited)

June 30, 2026

ASSETS:
Investments in securities, at cost	$195,894,751
Investments in securities, at fair value	$256,990,629
Foreign cash, at value (cost $2)	2
Receivables:
Capital shares sold	227,433
Interest and dividends	104,277
Prepaid expenses	449
Total assets	257,322,790
LIABILITIES:
Payables:
Transfer agent fees	518,969
Management fee	152,595
Capital shares reacquired	83,879
Directors’ fees	50,435
Fund administration	8,379
Accrued expenses	76,375
Total liabilities	890,632
Commitments and contingent liabilities	–
NET ASSETS	$256,432,158
COMPOSITION OF NET ASSETS:
Paid-in capital	$174,891,100
Total distributable earnings/(loss)	81,541,058
Net Assets	$256,432,158
Outstanding shares (200 million shares of common stock authorized, $.001 par value)	8,654,482
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$29.63

4	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2026

Investment income:
Dividends (net of foreign withholding taxes of $25,272)	$1,754,206
Securities lending net income	110
Interest and other	27,672
Total investment income	1,781,988
Expenses:
Management fee	895,297
Non-12b-1 service fees	306,206
Shareholder servicing	85,919
Fund administration	48,992
Professional	23,309
Reports to shareholders	15,910
Custody	3,868
Directors’ fees	3,298
Other	21,839
Gross expenses	1,404,638
Fees waived and expenses reimbursed (See Note 3)	(3,867)
Net expenses	1,400,771
Net investment income	381,217
Net realized and unrealized gain/(loss):
Net realized gain/(loss) on investments	17,099,779
Net realized gain/(loss) on foreign currency related transactions	1,009
Net change in unrealized appreciation/(depreciation) on investments	14,491,541
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	(2,102)
Net realized and unrealized gain/(loss)	31,590,227
Net Increase in Net Assets Resulting From Operations	$31,971,444

See Notes to Financial Statements.	5

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2026 (unaudited)	For the Year Ended December 31, 2025
Operations:
Net investment income	$381,217	$964,337
Net realized gain/(loss)	17,100,788	12,437,963
Net change in unrealized appreciation/(depreciation)	14,489,439	2,612,853
Net increase in net assets resulting from operations	31,971,444	16,015,153
Distributions to shareholders:	–	(19,817,960)
Capital share transactions (See Note 12):
Net proceeds from sales of shares	3,374,642	11,562,431
Reinvestment of distributions	–	19,817,960
Cost of shares reacquired	(20,217,099)	(38,208,128)
Net decrease in net assets resulting from capital share transactions	(16,842,457)	(6,827,737)
Net increase (decrease) in net assets	15,128,987	(10,630,544)
NET ASSETS:
Beginning of period	$241,303,171	$251,933,715
End of period	$256,432,158	$241,303,171

6	See Notes to Financial Statements.

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Financial Highlights

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
6/30/2026(c)	$26.05	$0.04	$3.54	$3.58	$–	$–	$–
12/31/2025	26.45	0.11	1.72	1.83	(0.09)	(2.14)	(2.23)
12/31/2024	25.79	0.18	3.63	3.81	(0.13)	(3.02)	(3.15)
12/31/2023	23.09	0.16	3.38	3.54	(0.12)	(0.72)	(0.84)
12/31/2022	28.02	0.24	(3.39)	(3.15)	(0.21)	(1.57)	(1.78)
12/31/2021	24.09	0.17	6.67	6.84	(0.17)	(2.74)	(2.91)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

8	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimbursements (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
$29.63	13.74	(d)	1.14	(e)	1.15	(e)	0.31	(e)	$256,432	39	(d)
26.05	7.05		1.14		1.15		0.40		241,303	45
26.45	14.90		1.14		1.14		0.63		251,934	52
25.79	15.42		1.15		1.15		0.65		247,252	44
23.09	(11.21)		1.15		1.16		0.94		232,935	36
28.02	28.70		1.13		1.14		0.59		294,089	60

See Notes to Financial Statements.	9

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of nine separate portfolios as of June 30, 2026. This report covers Mid Cap Stock Portfolio (the “Fund”).

The Fund’s investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

Basis of Preparation

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The preparation of the financial statements in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Segment Reporting

An operating segment is defined in FASB Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

The CODM for the Fund is the Investment Committee of Lord, Abbett & Co. LLC (“Lord Abbett”), which represents the highest-level body responsible for evaluating the Fund’s operating performance and making decisions regarding resource allocation. The Investment Committee regularly reviews the Fund’s operating results, including investment performance and financial information, in making strategic and operational decisions.

The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and that the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord Abbett as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing

Notes to Financial Statements (unaudited)(continued)

fair value methodologies, and evaluating pricing services. Lord Abbett has formed a pricing committee (the “Pricing Committee”) that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments.

The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their net asset value (“NAV”) as of the close of each business day.

Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification

Notes to Financial Statements (unaudited)(continued)

is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2026 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

(b)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(c)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain/(loss), if applicable, is included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain/(loss) on foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of June 30, 2026, no liability for Federal Income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the Fund’s jurisdiction.

Notes to Financial Statements (unaudited)(continued)

(e)	Investment Income–Dividend income, if any, is recorded on the ex-dividend date. Interest income is recorded on an accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statement of Operations. Withholding taxes on foreign dividends, if applicable, have been provided for in accordance with the applicable country’s tax rules and rates.

(f)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

Because the Fund’s repurchase agreements are not subject to master netting arrangements, no offsetting disclosures have been presented for these transactions.

(g)	Restricted Securities – The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of the Fund’s Schedule of Investments.

(h)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management fee agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $200 million	.75%
Next $300 million	.65%
Over $500 million	.50%

For the six months ended June 30, 2026, the effective management fee, net of any applicable waiver, was at an annualized rate of .73% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly.

Notes to Financial Statements (unaudited)(continued)

Lord Abbett voluntarily waived $3,867 of certain fees and expenses during the six months ended June 30, 2026.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily NAV of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in non-12b-1 service fees in the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing in the Statement of Operations. These servicing fees are accrued daily and payable monthly.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2026 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Series Fund-Mid Cap Stock Portfolio	$–	$–	$–	$–

The tax character of distributions paid during the period ended December 31, 2025 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Series Fund-Mid Cap Stock Portfolio	$905,355	$18,912,605	$–	$19,817,960

Notes to Financial Statements (unaudited)(continued)

As of June 30, 2026, the tax cost of investments and the breakdown of unrealized appreciation/ (depreciation) for the Fund are shown below. The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable to the tax treatment of certain securities, other financial instruments and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Series Fund–Mid Cap Stock Portfolio	$195,802,918	$63,149,269	$(1,961,558)	$61,187,711

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2026 were as follows:

U.S. Government Purchases	Non-U.S. Government Purchases	U.S. Government Sales	Non-U.S. Government Sales
$–	$96,966,217	$–	$113,432,787

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the 1940 Act (the “Rule”). Each cross–trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2026, the Fund did not engage in cross–trade purchases or sales.

6.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of a portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees in the Statement of Operations and in Directors’ fees payable in the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.	LINE OF CREDIT

For the period ended June 4, 2026, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.675 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $300 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

Notes to Financial Statements (unaudited)(continued)

Effective June 5, 2026, the Participating Funds renewed the Syndicated Facility for $1.8 billion. The Participating Funds are subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $500 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended June 4, 2026, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 5, 2026, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same borrowing limits as were in place prior to the renewal.

Interest associated with these credit facilities is charged to each Fund based on its borrowings generally at an amount above the Federal Funds rate or at the negotiated rate for swing line loans. In addition, there is a fee computed at an annual rate of 0.20% on the daily unused portion of the Syndicated Facility which is allocated among the Participating Funds at the end of each quarter and is included with Other Expenses on the Statement of Operations. There is no fee associated with the unused portion of the Bilateral Facility.

These credit facilities are to be used for short-term working capital purposes as additional sources of liquidity to satisfy redemptions.

For the six months ended June 30, 2026, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

8.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended June 30, 2026, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

9.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

10.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any

Notes to Financial Statements (unaudited)(continued)

additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income, if any, in the Fund’s Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of June 30, 2026, the Fund did not have any securities on loan.

11.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and mid-sized company stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. The market may fail to recognize for a long time the intrinsic value of particular value stocks the Fund may hold. Value investing also is subject to the risk that the company judged to be undervalued may actually be appropriately priced or even overpriced. The mid-sized company stocks in which the Fund invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. Although investing in mid-sized companies offers the potential for above average returns, these companies may not succeed and the value of their stock could decline significantly. Mid-sized companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or underperform. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, industry and sector liquidity, currency, political, information, and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

Geopolitical and other events, such as war, acts of terrorism, tariffs and other restrictions on trade, natural disasters, the spread of infectious illnesses, epidemics and pandemics, environmental and other public health issues, supply chain disruptions, inflation, recessions or other events, and governments’ reactions to such events, may lead to increased market volatility and instability in world economies and markets generally and may have adverse effects on the performance of the Fund and its investments.

Notes to Financial Statements (unaudited)(concluded)

A widespread health crisis, such as a global pandemic, could cause substantial market volatility, impact the ability to complete redemptions, and adversely impact the Fund’s performance. For example, the effects to public health, business and market conditions resulting from the COVID-19 pandemic have had, and may in the future have, a significant negative impact on the performance of the Fund’s investments, including exacerbating other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

It is difficult to accurately predict or foresee when events or conditions affecting the U.S. or global financial markets, economies, and issuers may occur, the effects of such events or conditions, potential escalations or expansions of these events, possible retaliations in response to sanctions or similar actions and the duration or ultimate impact of those events. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance and your investment in the Fund.

12.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025
Shares sold	122,489	441,827
Reinvestment of distributions	–	758,170
Shares reacquired	(731,314)	(1,460,300)
Decrease	(608,825)	(260,303)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Directors, Officers, and Others

Remuneration paid to directors, officers, and others is included in “Directors’ Remuneration” under Item 7 of this Form N–CSR.

Statement Regarding Basis for Approval of Investment Advisory Contract

The Board, including all of the Directors who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about the Fund’s investment performance compared to the performance of two benchmarks. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. The Independent Directors also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”) and the investment performance of two benchmarks; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability to Lord Abbett of providing management and administrative services to the Fund; and (8) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to the Fund, including investment research, portfolio management, risk oversight and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements and investments undertaken to enhance its compliance oversight. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business, although the Board was mindful that other conflicts of interest may exist. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. The Board observed that differences in fee rates between these clients and the Lord Abbett Funds are not uniform when examined on a fund-by-fund basis, suggesting that differences in the pricing of investment management services to these clients may reflect a variety of factors, including historical competitive forces operating in separate marketplaces. The Board considered the fact that in many instances, fee rates are higher on average for mutual fund clients than for other clients. The Board did not rely on these comparisons to any significant extent in reaching their decision. After reviewing these and related factors, the Board concluded that the Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance peer group and two benchmarks as of various periods ended June 30, 2025. The Board observed that the Fund’s investment performance was above the median of the performance peer group for the three-year period, but below the median of the performance peer group for the one-, five- and ten-year periods. The Board considered Lord Abbett’s explanation of the Fund’s performance. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and other factors, including those described below, the Board concluded that the Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and strategy, and other services provided to the Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, the resources made available to them, Lord Abbett’s investment methodologies and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s oversight of third-party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of the Fund, including the contractual and actual management fee rates, the expense levels of the Fund’s expense peer group and the nature of the Fund’s expense peer group. It also considered how each of the expense level and the actual management fee rates of the Fund related to those of the expense peer group and

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

the amount and nature of the fees paid by shareholders. The Board observed that although the Fund’s net total expense ratio was above the median of the expense peer group, the Fund’s actual management fee rate was below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fee schedule in place for the Fund was reasonable in light of all of the factors it considered, including the nature, quality and extent of services provided by Lord Abbett.

Profitability. The Board considered the level of Lord Abbett’s operating margin in managing the Fund, including the administrative services it provides to the Fund, and reviewed Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether the Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins without those exclusions in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to the Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to the Fund was not excessive.

Economies of Scale. The Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from any such economies of scale, and whether, to the extent there were economies of scale, there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Funds. The Board also considered the Fund’s existing management fee schedule, with contractual breakpoints in the level of the management fee. Based on these considerations, the Board concluded that any economies of scale were adequately addressed in respect of the Fund.

Other Benefits to Lord Abbett. The Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services, such as the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, that the Distributor may retain a portion of the 12b-1 fees it receives, and that the Distributor receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions including its mutual fund clients.

Statement Regarding Basis for Approval of Investment Advisory Contract (concluded)

Alternative Arrangements. The Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the Agreement. In considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Series Fund, Inc. Mid Cap Stock Portfolio	LASFMCV-3 (08/26)

LORD ABBETT
FINANCIAL STATEMENTS
AND OTHER IMPORTANT
INFORMATION

Lord Abbett

Series Fund—Short Duration Income Portfolio

For the six-month period ended June 30, 2026

1	Schedule of Investments (Item 7)

39	Statement of Assets and Liabilities (Item 7)

40	Statement of Operations (Item 7)

41	Statements of Changes in Net Assets (Item 7)

42	Financial Highlights (Item 7)

44	Notes to Financial Statements (Item 7)

61	Changes in and Disagreements with Accountants (Item 8)

61	Proxy Disclosures (Item 9)

61	Remuneration Paid to Directors, Officers, and Others (Item 10)

61	Statement Regarding Basis for Approval of Investment Advisory Contract (Item 11)

Schedule of Investments (unaudited)

June 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 102.47%

ASSET-BACKED SECURITIES 22.01%

Automobiles 6.44%
Americredit Automobile Receivables Trust Series 2023-1 Class C	5.80%		12/18/2028	$100,000	$100,976
Bayview Opportunity Master Fund VII LLC Series 2024-CAR1 Class A†	4.728% (30 day USD SOFR Average + 1.10%	)#	12/26/2031	67,180	67,413
CarMax Auto Owner Trust Series 2023-1 Class B	4.98%		1/16/2029	385,000	386,339
CarMax Auto Owner Trust Series 2023-4 Class B	6.39%		5/15/2029	400,000	408,184
CarMax Auto Owner Trust Series 2024-2 Class A4	5.51%		11/15/2029	70,000	71,083
CarMax Select Receivables Trust Series 2026-A Class A3	3.99%		5/17/2032	125,000	123,736
Carvana Auto Receivables Trust Series 2021-N1 Class A	0.70%		1/10/2028	604	603
Carvana Auto Receivables Trust Series 2022-P2 Class A4	4.68%		2/10/2028	35,993	36,030
Citizens Auto Receivables Trust Series 2023-1 Class A4†	5.78%		10/15/2030	785,000	790,045
Citizens Auto Receivables Trust Series 2023-2 Class A4†	5.74%		10/15/2030	240,000	241,771
Citizens Auto Receivables Trust Series 2024-2 Class A3†	5.33%		8/15/2028	121,275	121,713
Credit Acceptance Auto Loan Trust Series 2024-2A Class A†	5.95%		6/15/2034	100,000	100,655
Drive Auto Receivables Trust Series 2025-1 Class A2	4.87%		8/15/2028	1,001	1,002
Exeter Automobile Receivables Trust Series 2023-1A Class D	6.69%		6/15/2029	137,870	139,080
Exeter Automobile Receivables Trust Series 2024-3A Class B	5.57%		9/15/2028	36,083	36,116
Exeter Automobile Receivables Trust Series 2024-3A Class D	5.98%		9/16/2030	130,000	132,344
Exeter Automobile Receivables Trust Series 2026-3A Class A3	4.47%		7/15/2030	110,000	109,911
Ford Credit Auto Lease Trust Series 2024-A Class B	5.29%		6/15/2027	55,587	55,610
Ford Credit Auto Owner Trust Series 2026-1 Class A†	4.32%	(a)	8/15/2038	375,000	371,275
Ford Credit Floorplan Master Owner Trust A Series 2024-2 Class A†	5.24%		4/15/2031	179,000	182,646
GLS Auto Receivables Issuer Trust Series 2024-2A Class D†	6.19%		2/15/2030	310,000	315,292

See Notes to Financial Statements.	1

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
GLS Auto Receivables Issuer Trust Series 2026-1A Class A3†	3.97%		11/15/2029	$75,000	$74,598
GLS Auto Receivables Issuer Trust Series 2026-2A Class A3†	4.33%		11/15/2029	100,000	99,725
Huntington Auto Trust Series 2024-1A Class A3†	5.23%		1/16/2029	256,880	258,061
Huntington Bank Auto Credit-Linked Notes Series 2024-1 Class B1†	6.153%		5/20/2032	194,918	196,665
Huntington Bank Auto Credit-Linked Notes Series 2024-2 Class B1†	5.442%		10/20/2032	103,720	104,194
Kinetic Advantage Master Owner Trust Series 2025-1A Class A†	5.793% (30 day USD SOFR Average + 2.20%	)#	10/15/2029	115,000	115,531
LAD Auto Receivables Trust Series 2023-3A Class C†	6.43%		12/15/2028	385,000	388,023
LAD Auto Receivables Trust Series 2024-2A Class A3†	5.61%		8/15/2028	46,674	46,763
M&T Bank Auto Receivables Trust Series 2026-1A Class A3†	4.66%		6/16/2031	140,000	140,305
Mercedes-Benz Auto Lease Trust Series 2024-A Class A4	5.32%		2/15/2030	310,000	311,882
Merchants Fleet Funding LLC Series 2024-1A Class A†	5.82%		4/20/2037	206,699	207,686
Nissan Auto Lease Trust Series 2026-A Class A3	3.87%		3/15/2029	105,000	104,158
Octane Receivables Trust Series 2024-2A Class A2†	5.80%		7/20/2032	27,849	27,984
Octane Receivables Trust Series 2024-3A Class A2†	4.94%		5/20/2030	185,463	185,948
Santander Drive Auto Receivables Trust Series 2023-1 Class C	5.09%		5/15/2030	326,230	327,389
Santander Drive Auto Receivables Trust Series 2023-3 Class C	5.77%		11/15/2030	185,000	186,749
Santander Drive Auto Receivables Trust Series 2023-6 Class C	6.40%		3/17/2031	100,000	102,327
Santander Drive Auto Receivables Trust Series 2024-2 Class A3	5.63%		11/15/2028	697	698
Santander Drive Auto Receivables Trust Series 2024-2 Class C	5.84%		6/17/2030	220,000	222,756
Santander Drive Auto Receivables Trust Series 2024-3 Class B	5.55%		9/17/2029	110,000	110,572
Santander Drive Auto Receivables Trust Series 2025-1 Class B	4.88%		3/17/2031	105,000	105,302
Santander Drive Auto Receivables Trust Series 2025-4 Class A3	4.17%		4/15/2030	180,000	179,762

2	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Santander Drive Auto Receivables Trust Series 2026-1 Class A3	3.93%	7/15/2030	$165,000	$163,557
SCCU Auto Receivables Trust Series 2023-1A Class A4†	5.70%	8/15/2029	310,000	312,896
SCCU Auto Receivables Trust Series 2025-1A Class A4†	4.68%	9/15/2031	235,000	234,760
SFS Auto Receivables Securitization Trust Series 2023-1A Class A3†	5.47%	10/20/2028	43,648	43,781
SFS Auto Receivables Securitization Trust Series 2024-1A Class A3†	4.95%	5/21/2029	45,301	45,435
SFS Auto Receivables Securitization Trust Series 2024-2A Class A4†	5.26%	8/20/2030	693,000	701,139
SFS Auto Receivables Securitization Trust Series 2024-3A Class A3†	4.55%	6/20/2030	82,496	82,626
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA Class A4†	4.50%	3/20/2029	110,000	110,027
Stellantis Financial Underwritten Enhanced Lease Trust Series 2026-AA Class A3†	4.35%	11/20/2029	120,000	119,570
Toyota Auto Loan Extended Note Trust Series 2026-1A Class A†	4.58%	4/25/2039	220,000	220,096
U.S. Bank NA Series 2026-RVM1 Class B1†	4.959%	12/25/2046	294,527	291,360
Volkswagen Credit Auto Master Trust Series 2026-1A Class A†	4.71%	5/20/2031	160,000	160,758
Western Funding Auto Loan Trust Series 2025-1 Class A†	4.75%	7/16/2035	340,000	339,718
Westlake Automobile Receivables Trust Series 2023-1A Class D†	6.79%	11/15/2028	185,000	186,906
Westlake Automobile Receivables Trust Series 2023-3A Class C†	6.02%	9/15/2028	155,828	156,405
Westlake Automobile Receivables Trust Series 2024-1A Class B†	5.55%	11/15/2027	58,384	58,423
Westlake Automobile Receivables Trust Series 2024-2A Class D†	5.91%	4/15/2030	140,000	141,889
Westlake Automobile Receivables Trust Series 2024-3A Class A3†	4.71%	4/17/2028	68,833	68,915
Westlake Automobile Receivables Trust Series 2026-2A Class A3†	4.35%	4/15/2030	100,000	99,857
Total				10,827,020

Credit Card 0.41%
First National Master Note Trust Series 2026-1 I Class A	4.61%	5/15/2031	190,000	190,455
Synchrony Card Funding LLC Series 2026-A1 Class A	4.18%	3/15/2032	500,000	496,222
Total				686,677

See Notes to Financial Statements.	3

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other 15.02%
Acore Issuer LLC Series 2026-FL1 Class A†	5.089% (1 mo. USD Term SOFR + 1.45%	)#	8/20/2043	$110,000	$110,069
ACREC LLC Series 2026-FL5 Class A†	4.95% (1 mo. USD Term SOFR + 1.35%	)#	7/18/2043	100,000	100,085
Affirm Master Trust Series 2025-3A Class A†	4.45%		10/16/2034	215,000	213,468
Affirm Master Trust Series 2026-1A Class A†	4.37%		2/15/2034	240,000	238,797
Affirm Master Trust Series 2026-2A Class A†	4.67%		4/16/2035	255,000	254,311
AGL CLO 1 Ltd. Series 2019-1A Class ARR†	4.875% (3 mo. USD Term SOFR + 1.20%	)#	10/20/2034	610,000	610,268
Allegany Park CLO Ltd. Series 2019-1A Class ARR†	4.775% (3 mo. USD Term SOFR + 1.10%	)#	1/20/2035	310,000	310,098
Annisa CLO Ltd. Series 2016-2A Class BRR†	5.175% (3 mo. USD Term SOFR + 1.50%	)#	7/20/2031	118,657	118,773
Apidos CLO XXX Ltd. Series XXXA Class BR†	5.525% (3 mo. USD Term SOFR + 1.85%	)#	10/18/2031	270,000	269,914
Arbor Realty Commercial Real Estate Notes LLC Series 2025-FL1 Class A†	4.993% (1 mo. USD Term SOFR + 1.35%	)#	1/20/2043	100,000	100,231
Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL1 Class A†	5.043% (30 day USD SOFR Average + 1.45%	)#	1/15/2037	31,736	31,738
ARES Loan Funding V Ltd. Series 2024-ALF5AR Class A1R†	4.851% (3 mo. USD Term SOFR + 1.22%	)#	7/25/2037	410,000	410,147
BAR Issuer LLC Series 2026-FL1 Class A†	5.239% (1 mo. USD Term SOFR + 1.60%	)#	8/20/2043	290,000	291,359
Barrow Hanley CLO III Ltd. Series 2024-3A Class AR†	4.891% (3 mo. USD Term SOFR + 1.27%	)#	4/20/2038	250,000	250,250
Battalion CLO XI Ltd. Series 2017-11A Class AR2†	4.797% (3 mo. USD Term SOFR + 1.13%	)#	4/24/2034	246,914	246,991
BDS LLC Series 2025-FL15 Class A†	5.039% (1 mo. USD Term SOFR + 1.40%	)#	3/19/2043	150,000	150,489
BDS LLC Series 2025-FL16 Class A†	5.039% (1 mo. USD Term SOFR + 1.40%	)#	6/19/2043	170,000	170,560
BDS LLC Series 2026-FL17 Class A†	4.989% (1 mo. USD Term SOFR + 1.35%	)#	5/19/2043	300,000	300,375
Bethpage Park CLO Ltd. Series 2021-1A Class AR†	4.696% (3 mo. USD Term SOFR + 1.06%	)#	10/15/2036	500,000	500,371
Black Diamond CLO Ltd. Series 2021-1A Class A1AR†	4.914% (3 mo. USD Term SOFR + 1.25%	)#	11/22/2034	600,000	599,827

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
BlueMountain CLO XXIX Ltd. Series 2020-29AR Class AR2†	4.685% (3 mo. USD Term SOFR + 1.05%	)#	7/25/2034	$430,000	$430,061
Bowling Green Park CLO LLC Series 2019-1A Class ARR†	4.675% (3 mo. USD Term SOFR + 1.00%	)#	4/18/2035	270,000	270,151
BSPDF Issuer LLC Series 2026-FL3 Class A†	5.087% (1 mo. USD Term SOFR + 1.45%	)#	9/18/2043	200,000	200,626
BSPDF Issuer LLC Series 2026-FL4 Class A†	5.087% (1 mo. USD Term SOFR + 1.45%	)#	11/18/2043	250,000	250,205
BSPRT Issuer LLC Series 2025-FL12 Class A†	5.022% (1 mo. USD Term SOFR + 1.39%	)#	1/17/2043	160,000	160,453
Buckhorn Park CLO Ltd. Series 2019-1A Class ARR†	4.745% (3 mo. USD Term SOFR + 1.07%	)#	7/18/2034	400,000	400,102
Canyon CLO Ltd. Series 2020-2A Class AR2†	4.703% (3 mo. USD Term SOFR + 1.03%	)#	10/15/2034	400,000	400,117
Capital Four U.S. CLO I Ltd. Series 2021-1A Class AR†	4.815% (3 mo. USD Term SOFR + 1.14%	)#	1/18/2035	300,000	299,955
Carlyle Global Market Strategies CLO Ltd. Series 2016-1A Class A1R3†	4.765% (3 mo. USD Term SOFR + 1.09%	)#	4/20/2034	250,000	250,078
Cathedral Lake VI Ltd. Series 2021-6A Class ANR†	4.867% (3 mo. USD Term SOFR + 1.20%	)#	4/25/2034	250,000	250,099
Cedar Funding XI CLO Ltd. Series 2019-11A Class A1R2†	4.726% (3 mo. USD Term SOFR + 1.06%	)#	5/29/2032	130,851	131,100
Columbia Cent CLO 30 Ltd. Series 2020-30A Class A1R2†	4.725% (3 mo. USD Term SOFR + 1.05%	)#	1/20/2034	215,449	215,382
Columbia Cent CLO 32 Ltd. Series 2022-32A Class A1R2†	4.787% (3 mo. USD Term SOFR + 1.12%	)#	7/24/2034	300,000	300,150
Crown City CLO IV Series 2022-4A Class A1R2†	4.905% (3 mo. USD Term SOFR + 1.28%	)#	4/20/2037	300,000	300,373
Crown City CLO V Series 2023-5AR Class A1R2†	4.925% (3 mo. USD Term SOFR + 1.25%	)#	4/22/2037	250,000	250,268
Dell Equipment Finance Trust Series 2026-1A Class A3†	4.32%		12/22/2031	100,000	99,731
Dryden 104 CLO Ltd. Series 2022-104A Class A1R†	4.932% (3 mo. USD Term SOFR + 1.29%	)#	8/20/2034	560,000	560,338

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Dryden 42 Senior Loan Fund Series 2016-42AR Class A1R3†	5.525% (3 mo. USD Term SOFR + 1.19%	)#	7/15/2037	$250,000	$250,186
Eaton Vance CLO Ltd. Series 2019-1AR Class AR3†	4.868% (3 mo. USD Term SOFR + 1.25%	)#	7/15/2037	250,000	250,437
FS Rialto Issuer LLC Series 2025-FL10 Class A†	5.024% (1 mo. USD Term SOFR + 1.39%	)#	8/19/2042	150,000	150,292
Golub Capital Partners CLO 19B-R3 Ltd. Series 2017-19RA Class A1R3†	4.825% (3 mo. USD Term SOFR + 1.15%	)#	10/20/2036	250,000	250,064
HPEFS Equipment Trust Series 2023-2A Class D†	6.97%		7/21/2031	137,750	138,338
INCREF LLC Series 2026-FL3 Class A†	5.05% (1 mo. USD Term SOFR + 1.40%	)#	1/19/2044	120,000	120,056
KKR CLO 15 Ltd. Series 15 Class BR2†	5.225% (3 mo. USD Term SOFR + 1.55%	)#	1/18/2032	260,000	260,177
KKR CLO 24 Ltd. Series 24 Class A1R†	5.017% (3 mo. USD Term SOFR + 1.34%	)#	4/20/2032	81,084	81,135
KKR CLO 40 Ltd. Series 40A Class AR†	4.975% (3 mo. USD Term SOFR + 1.30%	)#	10/20/2034	590,000	590,418
LCM 34 Ltd. Series 34A Class A1R†	4.855% (3 mo. USD Term SOFR + 1.18%	)#	10/20/2034	430,000	430,057
LCM 35 Ltd. Series 35A Class A1R†	4.753% (3 mo. USD Term SOFR + 1.08%	)#	10/15/2034	250,000	250,109
Lendmark Funding Trust Series 2021-2A Class A†	2.00%		4/20/2032	260,000	253,065
Lendmark Funding Trust Series 2026-1A Class A†	4.80%		11/20/2035	125,000	124,353
LoanCore Issuer Ltd. Series 2025-CRE8 Class A†	5.021% (1 mo. USD Term SOFR + 1.39%	)#	8/17/2042	160,000	160,311
M&T Equipment Notes Series 2024-1A Class A4†	4.94%		8/18/2031	300,000	301,635
Madison Park Funding LVII Ltd. Series 2022-57A Class A1R†	4.947% (3 mo. USD Term SOFR + 1.28%	)#	7/27/2034	390,000	390,238
Mariner Finance Issuance Trust Series 2021-AA Class A†	1.86%		3/20/2036	177,592	175,630
Mariner Finance Issuance Trust Series 2021-BA Class A†	2.10%		11/20/2036	305,000	298,996
MF1 LLC Series 2022-FL9 Class A†	5.789% (1 mo. USD Term SOFR + 2.15%	)#	6/19/2037	55,517	55,600
MF1 LLC Series 2026-FL22 Class A†	5.037% (1 mo. USD Term SOFR + 1.40%	)#	11/18/2043	290,000	290,607

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
MF1 Ltd. Series 2021-FL7 Class A†	4.832% (1 mo. USD Term SOFR + 1.19%	)#	10/16/2036	$18,291	$18,302
Nassau LLC Series 2020-1AR Class A1RR†	4.718% (3 mo. USD Term SOFR + 1.10%	)#	1/15/2035	530,000	530,045
Navesink CLO 4 Ltd. Series 2025-4A Class A1†	4.953% (3 mo. USD Term SOFR + 1.28%	)#	10/15/2037	250,000	250,071
Ocean Trails CLO XI Series 2021-11A Class AR†	4.705% (3 mo. USD Term SOFR + 1.03%	)#	7/20/2034	440,000	440,154
Octagon Investment Partners 45 Ltd. Series 2019-1A Class A1RR†	4.823% (3 mo. USD Term SOFR + 1.15%	)#	4/15/2035	260,000	260,266
OneMain Financial Issuance Trust Series 2021-1A Class A1†	1.55%		6/16/2036	133,312	130,837
OneMain Financial Issuance Trust Series 2023-1A Class A†	5.50%		6/14/2038	440,000	448,135
PEAC Solutions Receivables LLC Series 2026-1A Class A2†	4.27%		10/20/2028	425,000	424,090
PEAC Solutions Receivables LLC Series 2026-1A Class A3†	4.39%		7/20/2033	380,000	377,288
PFP Ltd. Series 2025-12 Class A†	5.126% (1 mo. USD Term SOFR + 1.49%	)#	12/18/2042	260,000	261,292
PFP Ltd. Series 2026-13 Class A†	5.137% (1 mo. USD Term SOFR + 1.50%	)#	8/18/2043	200,000	201,017
PFP Ltd. Series 2026-14 Class A†	4.97% (1 mo. USD Term SOFR + 1.32%	)#	12/18/2043	250,000	250,117
PPM CLO 2 Ltd. Series 2019-2A Class AR3†	4.83% (3 mo. USD Term SOFR + 1.15%	)#	4/16/2037	270,000	270,010
RR 20 Ltd. Series 2022-20A Class A1R†	4.663% (3 mo. USD Term SOFR + 0.99%	)#	7/15/2037	300,000	299,927
Sandstone Peak III Ltd. Series 2024-1A Class A1R†	4.947% (3 mo. USD Term SOFR + 1.30%	)#	4/25/2037	250,000	250,500
Saratoga Investment Corp. Senior Loan Fund Ltd. Series 2022-1A Class A1R†	5.065% (3 mo. USD Term SOFR + 1.39%	)#	10/20/2037	400,000	400,311
SCF Equipment Leasing LLC Series 2024-1A Class A3†	5.52%		1/20/2032	126,922	128,309
SCF Equipment Leasing LLC Series 2025-2A Class A3†	4.33%		6/20/2036	205,000	203,512
SCF Equipment Trust LLC Series 2025-1A Class A3†	5.11%		11/21/2033	305,000	307,883
Signal Peak CLO 4 Ltd. Series 2017-4A Class AR2†	4.787% (3 mo. USD Term SOFR + 1.12%	)#	10/26/2034	960,000	960,771

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Silver Point CLO 42 Ltd. Series 2024-42A Class A1R†	4.869% (3 mo. USD Term SOFR + 1.24%	)#	4/17/2037	$420,000	$421,928
Sound Point CLO XXXI Ltd. Series 2021-3AR Class AR†	4.693% (3 mo. USD Term SOFR + 1.07%	)#	10/25/2034	410,000	410,201
THL Credit Wind River CLO Ltd. Series 2019-3A Class AR3†	4.873% (3 mo. USD Term SOFR + 1.20%	)#	1/15/2038	250,000	250,104
T-Mobile U.S. Trust Series 2024-2A Class A†	4.25%		5/21/2029	300,000	300,010
Trysail CLO Ltd. Series 2021-1A Class A1R†	5.025% (3 mo. USD Term SOFR + 1.35%	)#	10/20/2036	330,000	330,496
U.S. Bank NA Series 2025-SUP1 Class B†	5.582%		2/25/2032	112,024	111,627
Venture 45 CLO Ltd. Series 2022-45A Class A1R†	4.945% (3 mo. USD Term SOFR + 1.27%	)#	7/20/2035	690,000	690,425
Verdant Receivables LLC Series 2025-1A Class A3†	4.96%		5/12/2033	345,000	346,632
Verizon Master Trust Series 2026-2 Class A1A	4.51%		6/21/2032	180,000	180,532
Vibrant CLO XII Ltd. Series 2021-12A Class A1A2†	4.825% (3 mo. USD Term SOFR + 1.15%	)#	4/20/2034	250,000	250,333
Vibrant CLO XR Ltd. Series 2018-10RAR Class A1R†(b)	–	(c)	4/20/2036	310,000	310,153
Wind River CLO Ltd. Series 2022-1AR Class ARR†	4.808% (3 mo. USD Term SOFR + 1.15%	)#	7/20/2035	340,000	340,087
Total					25,224,379

Student Loan 0.14%
Navient Private Education Refi Loan Trust Series 2021-CA Class A†	1.06%		10/15/2069	69,640	63,199
Navient Private Education Refi Loan Trust Series 2022-A Class A†	2.23%		7/15/2070	61,253	56,023
Navient Refinance Loan Trust Series 2026-A Class A†	4.50%		1/18/2056	90,419	89,228
Nelnet Student Loan Trust Series 2021-A Class APT1†	1.36%		4/20/2062	29,744	28,341
Total					236,791
Total Asset-Backed Securities (cost $36,969,563)					36,974,867

CONVERTIBLE BONDS 0.05%

Equity Real Estate 0.05%
Redfin Corp. (cost $75,173)	0.50%		4/1/2027	78,000	75,270

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
CORPORATE BONDS 57.12%

Advertising 0.36%
Clear Channel Outdoor Holdings, Inc.†	7.50%		6/1/2029	$593,000	$593,700
Clear Channel Outdoor Holdings, Inc.†	7.75%		4/15/2028	14,000	14,060
Total					607,760

Aerospace/Defense 0.60%
ATI, Inc.	7.25%		8/15/2030	117,000	121,557
Boeing Co.	5.04%		5/1/2027	46,000	46,137
Boeing Co.	5.15%		5/1/2030	67,000	67,829
Boeing Co.	6.298%		5/1/2029	20,000	20,825
Czechoslovak Group AS (Czech Republic)†(d)	6.50%		1/10/2031	200,000	203,594
Hexcel Corp.	4.90%		5/15/2031	152,000	151,581
TransDigm, Inc.†	6.75%		8/15/2028	395,000	399,427
Total					1,010,950

Agriculture 0.42%
Imperial Brands Finance PLC (United Kingdom)†(b)(d)	4.875%		2/7/2032	200,000	198,791
Imperial Brands Finance PLC (United Kingdom)†(d)	5.50%		2/1/2030	200,000	204,373
Japan Tobacco, Inc. (Japan)†(d)	5.25%		6/15/2030	300,000	305,616
Total					708,780

Airlines 0.15%
Air Canada (Canada)†(d)	3.875%		8/15/2026	178,000	177,952
United Airlines Pass-Through Trust Class A	5.875%		4/15/2029	69,076	69,928
Total					247,880

Auto Manufacturers 1.91%
Allison Transmission, Inc.†	5.875%		6/1/2029	59,000	59,485
Ford Motor Credit Co. LLC	4.271%		1/9/2027	301,000	300,156
Ford Motor Credit Co. LLC	4.97%		4/6/2029	200,000	198,000
Ford Motor Credit Co. LLC	5.125%		11/5/2026	513,000	513,646
Ford Motor Credit Co. LLC	5.85%		5/17/2027	200,000	201,551
Ford Motor Credit Co. LLC	7.35%		11/4/2027	280,000	287,783
General Motors Financial Co., Inc.	4.923% (SOFR + 1.29%	)#	1/7/2030	74,000	74,561
General Motors Financial Co., Inc.	5.55%		7/15/2029	142,000	144,940
General Motors Financial Co., Inc.	5.65%		1/17/2029	209,000	213,084
Hyundai Capital America†	2.00%		6/15/2028	121,000	114,910
Hyundai Capital America†	4.30%		9/24/2027	138,000	137,530
Hyundai Capital America†	4.90%		6/23/2028	128,000	128,364

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Auto Manufacturers (continued)
Hyundai Capital America†	6.10%		9/21/2028	$128,000	$131,473
Hyundai Capital America†	6.50%		1/16/2029	31,000	32,188
Nissan Motor Acceptance Co. LLC†	1.85%		9/16/2026	211,000	209,165
Nissan Motor Acceptance Co. LLC†	6.95%		9/15/2026	254,000	255,212
Stellantis Financial Services U.S. Corp.†	5.40%		6/15/2029	200,000	199,322
Total					3,201,370

Auto Parts & Equipment 0.11%
American Axle & Manufacturing, Inc.	6.875%		7/1/2028	33,000	33,220
ZF North America Capital, Inc.†	6.875%		4/14/2028	150,000	153,521
Total					186,741

Banks 9.40%
AIB Group PLC (Ireland)†(d)	6.608% (SOFR + 2.33%	)#	9/13/2029	400,000	415,078
Banco Internacional del Peru SAA Interbank (Peru)†(d)	4.80%		7/15/2031	150,000	147,429
Bank Hapoalim BM (Israel)(d)	4.722%		7/14/2029	200,000	197,656
Bank Leumi Le-Israel BM (Israel)(d)	5.343%		6/29/2029	200,000	200,818
Bank of Ireland Group PLC (Ireland)†(d)	2.029% (1 yr. CMT + 1.10%	)#	9/30/2027	600,000	596,650
Bank of Ireland Group PLC (Ireland)†(d)	4.997% (SOFR + 1.16%	)#	11/12/2032	200,000	199,911
Barclays PLC (United Kingdom)(d)	6.496% (SOFR + 1.88%	)#	9/13/2027	200,000	200,751
Barclays PLC (United Kingdom)(d)	7.385% (1 yr. CMT + 3.30%	)#	11/2/2028	200,000	206,875
BNP Paribas SA (France)†(d)	1.904% (SOFR + 1.61%	)#	9/30/2028	200,000	193,503
BNP Paribas SA (France)†(d)	5.283% (SOFR + 1.28%	)#	11/19/2030	200,000	202,249
Canadian Imperial Bank of Commerce (Canada)(d)	4.283% (SOFR + 0.79%	)#	1/29/2030	113,000	111,775
Citigroup, Inc.	3.07% (SOFR + 1.28%	)#	2/24/2028	178,000	176,339
Citigroup, Inc.	3.887% (3 mo. USD Term SOFR + 1.82%	)#	1/10/2028	160,000	159,471
Citigroup, Inc.	4.503% (SOFR + 1.17%	)#	9/11/2031	335,000	330,714
Citigroup, Inc.	4.786% (SOFR + 0.87%	)#	3/4/2029	6,000	6,015
Citigroup, Inc.	5.174% (SOFR + 1.36%	)#	2/13/2030	406,000	410,381

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Citizens Bank NA	4.575% (SOFR + 2.00%	)#	8/9/2028	$250,000	$250,000
Citizens Financial Group, Inc.	5.253% (SOFR + 1.26%	)#	3/5/2031	119,000	120,293
Citizens Financial Group, Inc.	5.841% (SOFR + 2.01%	)#	1/23/2030	205,000	210,145
Federation des Caisses Desjardins du Quebec (Canada)†(d)	5.021%		5/27/2031	200,000	201,372
First Citizens BancShares, Inc.	5.231% (SOFR + 1.41%	)#	3/12/2031	265,000	264,515
First Horizon Corp.	5.514% (SOFR + 1.77%	)#	3/7/2031	104,000	105,341
First-Citizens Bank & Trust Co.	5.097% (SOFR + 1.15%	)#	7/13/2029	250,000	250,369
Freedom Mortgage Corp.†	6.625%		1/15/2027	310,000	310,169
Goldman Sachs Bank USA	4.656% (SOFR + 0.72%	)#	6/3/2029	432,000	432,335
Goldman Sachs Group, Inc.	1.948% (SOFR + 0.91%	)#	10/21/2027	174,000	172,654
Goldman Sachs Group, Inc.	2.64% (SOFR + 1.11%	)#	2/24/2028	171,000	168,955
Goldman Sachs Group, Inc.	3.615% (SOFR + 1.85%	)#	3/15/2028	29,000	28,812
Goldman Sachs Group, Inc.	3.814% (3 mo. USD Term SOFR + 1.42%	)#	4/23/2029	48,000	47,258
Goldman Sachs Group, Inc.	4.148% (SOFR + 0.71%	)#	1/21/2029	405,000	401,575
Goldman Sachs Group, Inc.	4.369% (SOFR + 1.06%	)#	10/21/2031	96,000	93,912
Goldman Sachs Group, Inc.	4.516% (SOFR + 0.96%	)#	1/21/2032	215,000	210,985
Goldman Sachs Group, Inc.	5.207% (SOFR + 1.08%	)#	1/28/2031	53,000	53,581
Goldman Sachs Group, Inc.	5.218% (SOFR + 1.58%	)#	4/23/2031	126,000	127,278
Goldman Sachs Group, Inc.	5.727% (SOFR + 1.27%	)#	4/25/2030	194,000	198,851
HSBC Holdings PLC (United Kingdom)(d)	4.899% (SOFR + 1.03%	)#	3/3/2029	200,000	200,789
HSBC Holdings PLC (United Kingdom)(d)	5.597% (SOFR + 1.06%	)#	5/17/2028	200,000	201,763
Intesa Sanpaolo SpA (Italy)†(d)	4.198% (1 yr. CMT + 2.60%	)#	6/1/2032	200,000	188,862

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Intesa Sanpaolo SpA (Italy)†(d)	5.00% (1 yr. CMT + 0.80%	)#	6/29/2030	$200,000	$200,264
JPMorgan Chase & Co.	2.947% (SOFR + 1.17%	)#	2/24/2028	59,000	58,414
JPMorgan Chase & Co.	2.956% (3 mo. USD Term SOFR + 2.52%	)#	5/13/2031	97,000	90,588
JPMorgan Chase & Co.	3.54% (3 mo. USD Term SOFR + 1.64%	)#	5/1/2028	230,000	228,140
JPMorgan Chase & Co.	3.702% (3 mo. USD Term SOFR + 1.42%	)#	5/6/2030	43,000	41,825
JPMorgan Chase & Co.	3.782% (3 mo. USD Term SOFR + 1.60%	)#	2/1/2028	83,000	82,671
JPMorgan Chase & Co.	4.323% (SOFR + 1.56%	)#	4/26/2028	56,000	55,907
JPMorgan Chase & Co.	4.408% (SOFR + 0.82%	)#	4/23/2030	215,000	213,199
JPMorgan Chase & Co.	4.851% (SOFR + 1.99%	)#	7/25/2028	53,000	53,159
JPMorgan Chase & Co.	5.012% (SOFR + 1.31%	)#	1/23/2030	41,000	41,283
JPMorgan Chase & Co.	5.14% (SOFR + 1.01%	)#	1/24/2031	83,000	83,947
JPMorgan Chase & Co.	5.571% (SOFR + 0.93%	)#	4/22/2028	295,000	297,501
JPMorgan Chase & Co.	5.581% (SOFR + 1.16%	)#	4/22/2030	40,000	40,882
Macquarie Bank Ltd. (Australia)†(d)	3.624%		6/3/2030	200,000	189,932
Macquarie Group Ltd. (Australia)†(d)	3.763% (3 mo. USD Term SOFR + 1.63%	)#	11/28/2028	28,000	27,638
Morgan Stanley	4.21% (SOFR + 1.61%	)#	4/20/2028	96,000	95,813
Morgan Stanley	4.238% (SOFR + 0.80%	)#	1/9/2030	182,000	179,645
Morgan Stanley	4.356% (SOFR + 1.07%	)#	10/22/2031	238,000	232,754
Morgan Stanley	4.493% (SOFR + 0.95%	)#	1/16/2032	220,000	215,773
Morgan Stanley	4.555% (SOFR + 0.96%	)#	4/10/2030	285,000	283,229
Morgan Stanley	4.708% (SOFR + 1.20%	)#	3/12/2032	244,000	241,043
Morgan Stanley	5.042% (SOFR + 1.22%	)#	7/19/2030	75,000	75,534

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Morgan Stanley	5.173% (SOFR + 1.45%	)#	1/16/2030	$119,000	$120,087
Morgan Stanley	5.449% (SOFR + 1.63%	)#	7/20/2029	106,000	107,414
Morgan Stanley	5.656% (SOFR + 1.26%	)#	4/18/2030	146,000	149,164
Morgan Stanley Bank NA	4.788% (SOFR + 0.97%	)#	5/10/2030	250,000	250,281
Morgan Stanley Private Bank NA	4.734% (SOFR + 1.08%	)#	7/18/2031	250,000	248,927
PNC Financial Services Group, Inc.	4.899% (SOFR + 1.33%	)#	5/13/2031	56,000	56,313
Santander U.K. Group Holdings PLC (United Kingdom)(d)	2.469% (SOFR + 1.22%	)#	1/11/2028	200,000	197,715
Santander U.K. Group Holdings PLC (United Kingdom)(d)	6.534% (SOFR + 2.60%	)#	1/10/2029	400,000	410,640
Societe Generale SA (France)†(d)	5.25%		2/19/2027	222,000	223,101
Standard Chartered PLC (United Kingdom)†(d)	4.299% (1 yr. CMT + 0.77%	)#	1/13/2030	200,000	197,490
Standard Chartered PLC (United Kingdom)†(d)	5.688% (1 yr. CMT + 1.05%	)#	5/14/2028	200,000	201,909
Synchrony Bank	5.625%		8/23/2027	250,000	252,666
Toronto-Dominion Bank (Canada)(d)	3.625% (5 yr. USD Swap + 2.21%	)#	9/15/2031	333,000	332,245
U.S. Bancorp	4.653% (SOFR + 1.23%	)#	2/1/2029	112,000	112,098
U.S. Bancorp	5.046% (SOFR + 1.06%	)#	2/12/2031	337,000	340,276
U.S. Bancorp	5.10% (SOFR + 1.25%	)#	7/23/2030	126,000	127,567
UBS Group AG (Switzerland)†(d)	1.494% (1 yr. CMT + 0.85%	)#	8/10/2027	200,000	199,302
UBS Group AG (Switzerland)†(d)	5.428% (1 yr. CMT + 1.52%	)#	2/8/2030	200,000	202,865
UniCredit SpA (Italy)†(d)	5.861% (5 yr. USD ICE Swap + 3.70%	)#	6/19/2032	200,000	201,078
Wells Fargo & Co.	4.97% (SOFR + 1.37%	)#	4/23/2029	102,000	102,513
Wells Fargo & Co.	5.198% (SOFR + 1.50%	)#	1/23/2030	177,000	179,011
Wells Fargo & Co.	5.574% (SOFR + 1.74%	)#	7/25/2029	195,000	198,313

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Wells Fargo & Co.	5.707% (SOFR + 1.07%	)#	4/22/2028	$201,000	$202,835
Wells Fargo & Co.	6.303% (SOFR + 1.79%	)#	10/23/2029	99,000	102,422
Westpac Banking Corp. (Australia)(d)	4.322% (5 yr. USD SOFR ICE Swap + 2.24%	)#	11/23/2031	54,000	53,907
Total					15,794,709

Beverages 0.48%
Bacardi Ltd.†	4.70%		5/15/2028	177,000	176,541
Bacardi Ltd./Bacardi-Martini BV†	5.25%		1/15/2029	140,000	141,139
Bacardi-Martini BV (Netherlands)†(d)	5.55%		2/1/2030	233,000	237,341
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL (Guatemala)†(d)	5.25%		4/27/2029	165,000	162,282
Keurig Dr. Pepper, Inc.	4.35%		5/15/2028	87,000	86,636
Total					803,939

Biotechnology 0.30%
Illumina, Inc.	4.65%		9/9/2026	82,000	82,030
Illumina, Inc.	4.75%		12/12/2030	189,000	187,899
Illumina, Inc.	5.75%		12/13/2027	124,000	125,927
Royalty Pharma PLC	2.20%		9/2/2030	37,000	33,445
Royalty Pharma PLC	5.15%		9/2/2029	78,000	79,050
Total					508,351

Building Materials 0.07%
Griffon Corp.	5.75%		3/1/2028	116,000	116,085

Chemicals 0.51%
Celanese U.S. Holdings LLC	1.40%		8/5/2026	88,000	87,640
Equate Petrochemical Co. KSCC (Kuwait)(d)	4.25%		11/3/2026	300,000	299,203
Methanex Corp. (Canada)(d)	5.125%		10/15/2027	80,000	79,962
SNF Group SACA (France)†(d)	3.375%		3/15/2030	200,000	186,313
SNF Group SACA (France)†(d)	5.626%		3/31/2031	200,000	202,384
Total					855,502

Coal 0.05%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.†	8.625%		6/15/2029	83,000	86,860

Commercial Services 1.14%
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	6.00%		6/1/2029	206,000	205,231
Ashtead Capital, Inc.†	4.25%		11/1/2029	200,000	195,959
Ashtead Capital, Inc.†	4.375%		8/15/2027	200,000	199,267

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Commercial Services (continued)
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.†	5.75%	7/15/2027	$54,000	$54,255
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.†	5.75%	7/15/2027	54,000	54,190
EquipmentShare.com, Inc.†	9.00%	5/15/2028	150,000	153,204
GEO Group, Inc.	8.625%	4/15/2029	175,000	182,416
Global Payments, Inc.	4.50%	11/15/2028	161,000	159,113
Global Payments, Inc.	4.875%	11/15/2030	129,000	126,846
Mobility Global, Inc.†	5.05%	6/15/2029	88,000	88,166
Mobility Global, Inc.†	5.45%	6/15/2031	200,000	202,231
Rentokil Terminix Funding LLC†	5.00%	4/28/2030	200,000	200,672
Triton Container International Ltd.†	3.15%	6/15/2031	105,000	95,134
Total				1,916,684

Computers 0.05%
Seagate Data Storage Technology Pte. Ltd. (Singapore)†(d)	8.25%	12/15/2029	80,000	83,703

Diversified Financial Services 5.49%
Aercap Funding DAC (Ireland)(b)(d)	4.875%	7/7/2031	150,000	149,323
Aircastle Ltd./Aircastle Ireland DAC†	5.00%	9/15/2030	150,000	149,457
Aircastle Ltd./Aircastle Ireland DAC†	5.00%	5/15/2031	150,000	148,679
Aircastle Ltd./Aircastle Ireland DAC†	5.25%	3/15/2030	300,000	302,216
Aretec Group, Inc.†	7.50%	4/1/2029	240,000	239,248
Atlas Warehouse Lending Co. LP†	4.625%	11/15/2028	500,000	493,364
Atlas Warehouse Lending Co. LP†	6.05%	1/15/2028	250,000	253,313
Aviation Capital Group LLC†	3.50%	11/1/2027	119,000	117,088
Aviation Capital Group LLC†	4.25%	4/30/2029	51,000	50,179
Aviation Capital Group LLC†	5.375%	7/15/2029	404,000	408,857
Aviation Capital Group LLC†	6.25%	4/15/2028	174,000	178,071
Avilease Capital Ltd. (Cayman Islands)†(d)	4.75%	11/12/2030	200,000	195,828
Avilease Capital Ltd. (Cayman Islands)†(d)	5.50%	6/30/2031	200,000	201,562
Avolon Holdings Funding Ltd. (Ireland)†(d)	2.528%	11/18/2027	33,000	32,031
Avolon Holdings Funding Ltd. (Ireland)†(d)	2.75%	2/21/2028	110,000	106,630
Avolon Holdings Funding Ltd. (Ireland)†(d)	3.25%	2/15/2027	68,000	67,429
Avolon Holdings Funding Ltd. (Ireland)†(d)	4.20%	4/15/2029	72,000	70,728
Avolon Holdings Funding Ltd. (Ireland)†(d)	4.95%	1/15/2028	105,000	105,270
Avolon Holdings Funding Ltd. (Ireland)†(d)	5.375%	5/30/2030	240,000	242,485
Avolon Holdings Funding Ltd. (Ireland)†(d)	5.75%	3/1/2029	325,000	331,589
Avolon Holdings Funding Ltd. (Ireland)†(d)	5.75%	11/15/2029	331,000	338,549
Avolon Holdings Funding Ltd. (Ireland)†(d)	6.375%	5/4/2028	33,000	33,861
Azorra Finance Ltd. (Cayman Islands)†(d)	7.75%	4/15/2030	220,000	228,379

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
Citadel Securities Global Holdings LLC†	5.50%		6/18/2030	$350,000	$354,589
Freedom Mortgage Holdings LLC†	9.25%		2/1/2029	24,000	24,889
GGAM Finance Ltd. (Ireland)†(d)	8.00%		2/15/2027	199,000	199,804
GGAM Finance Ltd. (Ireland)†(d)	8.00%		6/15/2028	135,000	139,795
Jane Street Group/JSG Finance, Inc.†	4.50%		11/15/2029	276,000	269,195
Jefferson Capital Holdings LLC†	6.00%		8/15/2026	200,000	200,051
LPL Holdings, Inc.†	4.00%		3/15/2029	169,000	164,339
LPL Holdings, Inc.†	4.625%		11/15/2027	189,000	188,136
LPL Holdings, Inc.	4.90%		4/3/2028	59,000	59,051
LPL Holdings, Inc.	5.15%		6/15/2030	91,000	91,318
LPL Holdings, Inc.	5.20%		3/15/2030	40,000	40,274
LPL Holdings, Inc.	5.70%		5/20/2027	47,000	47,365
LPL Holdings, Inc.	6.75%		11/17/2028	98,000	101,976
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(d)	5.15%		3/17/2030	204,000	203,499
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(d)	6.40%		3/26/2029	314,000	323,292
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(d)	6.50%		3/26/2031	65,000	67,957
Midcap Financial Issuer Trust†	6.50%		5/1/2028	200,000	199,832
Navient Corp.	5.00%		3/15/2027	128,000	127,070
Nomura Holdings, Inc. (Japan)(d)	4.996%		6/29/2029	200,000	200,508
OneMain Finance Corp.	6.625%		1/15/2028	136,000	138,080
Rocket Cos., Inc.†	6.125%		8/1/2030	139,000	141,453
Rocket Cos., Inc.†	6.50%		8/1/2029	306,000	312,715
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.†	3.875%		3/1/2031	9,000	8,426
Stellantis Financial Services U.S. Corp.†	4.95%		9/15/2028	252,000	250,241
Sumisho Air Lease Corp.†	4.50%		3/24/2029	113,000	112,069
Sumisho Air Lease Corp.†	4.85%		3/24/2031	141,000	139,566
Sumisho Air Lease Corp.	5.10%		3/1/2029	155,000	156,028
Synchrony Financial	3.70%		8/4/2026	50,000	49,930
Synchrony Financial	3.95%		12/1/2027	45,000	44,558
Synchrony Financial	5.019% (SOFR + 1.40%	)#	7/29/2029	77,000	77,072
United Wholesale Mortgage LLC†	5.75%		6/15/2027	340,000	336,934
Total					9,214,148

Electric 4.94%
AES Corp.	5.45%		6/1/2028	362,000	366,098
Alexander Funding Trust II†	7.467%		7/31/2028	500,000	522,377
Alliant Energy Finance LLC†	5.40%		6/6/2027	45,000	45,313

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electric (continued)
Capital Power U.S. Holdings, Inc.†	5.257%	6/1/2028	$411,000	$413,624
Chpe LLC†	4.875%	6/30/2031	290,000	289,499
Cleco Corporate Holdings LLC	3.375%	9/15/2029	250,000	235,464
Comision Federal de Electricidad (Mexico)(d)	5.70%	1/24/2030	400,000	401,108
Constellation Energy Generation LLC†	4.625%	2/1/2029	210,000	208,832
Constellation Energy Generation LLC†	5.00%	2/1/2031	331,000	330,993
Emera U.S. Finance LLC	4.50%	4/1/2029	71,000	70,525
ENEL Finance International NV (Netherlands)†(d)	4.125%	9/30/2028	200,000	197,650
ENEL Finance International NV (Netherlands)†(d)	4.375%	9/30/2030	200,000	196,539
ENEL Finance International NV (Netherlands)†(d)	5.125%	6/26/2029	200,000	202,444
FirstEnergy Pennsylvania Electric Co.†	4.15%	3/15/2028	43,000	42,782
Hydro One, Inc. (Canada)(d)	4.75%	5/30/2031	96,000	96,208
ITC Holdings Corp.†	4.875%	4/15/2031	281,000	280,048
ITC Holdings Corp.†	4.95%	9/22/2027	78,000	78,219
Jersey Central Power & Light Co.†	4.60%	1/15/2030	34,000	33,785
Liberty Utilities Co.†	5.10%	5/15/2031	247,000	246,476
Liberty Utilities Co.†	5.577%	1/31/2029	80,000	81,534
Niagara Mohawk Power Corp.†	4.647%	10/3/2030	90,000	89,436
NRG Energy, Inc.†	4.734%	10/15/2030	315,000	311,325
NRG Energy, Inc.†	4.955%	4/30/2031	45,000	44,518
NRG Energy, Inc.	5.75%	1/15/2028	20,000	20,019
NRG Energy, Inc.†	5.75%	7/15/2029	73,000	73,111
Oncor Electric Delivery Co. LLC†	4.50%	3/15/2031	79,000	78,239
Pacific Gas & Electric Co.	4.55%	7/1/2030	148,624	146,399
Pacific Gas & Electric Co.	5.00%	6/4/2028	113,000	113,642
Pacific Gas & Electric Co.	5.45%	6/15/2027	48,000	48,376
Pacific Gas & Electric Co.	5.55%	5/15/2029	96,000	98,007
Pacific Gas & Electric Co.	6.10%	1/15/2029	51,000	52,523
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia)(d)	5.375%	1/25/2029	200,000	201,094
PG&E Corp.	5.25%	7/1/2030	151,000	148,766
PSEG Power LLC†	5.20%	5/15/2030	76,000	76,882
System Energy Resources, Inc.	6.00%	4/15/2028	300,000	306,791
Vistra Operations Co. LLC†	3.70%	1/30/2027	46,000	45,758
Vistra Operations Co. LLC†	4.30%	10/15/2028	428,000	423,202
Vistra Operations Co. LLC†	4.375%	5/1/2029	275,000	270,293
Vistra Operations Co. LLC†	4.55%	10/30/2028	67,000	66,582
Vistra Operations Co. LLC†	4.70%	1/31/2031	155,000	152,118
Vistra Operations Co. LLC†	5.00%	4/30/2031	149,000	147,927
Vistra Operations Co. LLC†	5.05%	12/30/2026	35,000	35,053
Vistra Operations Co. LLC†	6.875%	4/15/2032	293,000	303,587
Vistra Operations Co. LLC†	7.75%	10/15/2031	666,000	697,079
Total				8,290,245

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electrical Components & Equipment 0.07%
Molex Electronic Technologies LLC†	4.75%	4/30/2028	$125,000	$125,171

Electronics 0.09%
TD SYNNEX Corp.	4.30%	1/17/2029	94,000	92,841
Vontier Corp.	2.95%	4/1/2031	61,000	55,309
Total				148,150

Engineering & Construction 0.73%
Jacobs Engineering Group, Inc.	6.35%	8/18/2028	385,000	397,805
Jacobs Solutions, Inc.	4.75%	3/3/2031	505,000	500,687
MasTec, Inc.†	4.50%	8/15/2028	204,000	202,081
MasTec, Inc.	5.90%	6/15/2029	116,000	119,390
Total				1,219,963

Entertainment 0.72%
Churchill Downs, Inc.†	4.75%	1/15/2028	160,000	158,536
Empire Resorts, Inc.†	7.75%	11/1/2026	200,000	200,246
Flutter Treasury DAC (Ireland)†(d)	5.875%	6/4/2031	200,000	199,396
Flutter Treasury DAC (Ireland)†(d)	6.375%	4/29/2029	400,000	406,842
Penn Entertainment, Inc.†	5.625%	1/15/2027	240,000	240,140
Total				1,205,160

Environmental Control 0.18%
Madison IAQ LLC†	4.125%	6/30/2028	307,000	302,247

Food 0.50%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	6.50%	2/15/2028	216,000	217,907
Conagra Brands, Inc.	4.85%	11/1/2028	322,000	322,577
Conagra Brands, Inc.	7.00%	10/1/2028	35,000	36,570
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings (Netherlands)(d)	3.00%	2/2/2029	110,000	105,609
Pilgrim’s Pride Corp.	4.25%	4/15/2031	155,000	148,732
Total				831,395

Food Service 0.05%
Aramark Services, Inc.†	5.00%	2/1/2028	80,000	79,879

Gas 0.41%
National Fuel Gas Co.	4.75%	9/1/2028	82,000	81,870
National Fuel Gas Co.	4.75%	5/15/2029	65,000	64,838
National Fuel Gas Co.	5.05%	10/15/2031	183,000	182,237
National Fuel Gas Co.	5.50%	3/15/2030	111,000	113,009

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Gas (continued)
Snam SpA (Italy)†(d)	5.00%	5/28/2030	$200,000	$201,102
Southwest Gas Corp.	5.45%	3/23/2028	50,000	50,671
Total				693,727

Health Care-Products 0.95%
180 Medical, Inc.†	3.875%	10/15/2029	400,000	383,759
Baxter International, Inc.	2.272%	12/1/2028	85,000	80,060
Baxter International, Inc.	4.45%	2/15/2029	40,000	39,551
Baxter International, Inc.	4.90%	12/15/2030	300,000	297,842
Dentsply Sirona, Inc.	3.25%	6/1/2030	251,000	232,282
Medline Borrower LP†	3.875%	4/1/2029	174,000	169,066
Medline Borrower LP/Medline Co-Issuer, Inc.†	5.00%	6/15/2031	147,000	146,381
Medline Borrower LP/Medline Co-Issuer, Inc.†	6.25%	4/1/2029	249,000	254,440
Total				1,603,381

Health Care-Services 1.94%
Adventist Health System	4.742%	12/1/2030	405,000	401,585
Centene Corp.	2.45%	7/15/2028	170,000	161,631
Centene Corp.	3.00%	10/15/2030	167,000	151,236
Centene Corp.	4.25%	12/15/2027	419,000	417,011
CommonSpirit Health	4.352%	9/1/2030	123,000	120,343
Fresenius Medical Care U.S. Finance III, Inc.†	1.875%	12/1/2026	150,000	148,128
Fresenius Medical Care U.S. Finance III, Inc.†	2.375%	2/16/2031	150,000	133,056
Fresenius Medical Care U.S. Finance III, Inc.†	3.75%	6/15/2029	150,000	145,206
Health Care Service Corp. A Mutual Legal Reserve Co.†	5.20%	6/15/2029	58,000	58,510
Icon Investments Six DAC (Ireland)(d)	5.809%	5/8/2027	400,000	403,203
Icon Investments Six DAC (Ireland)(d)	5.849%	5/8/2029	200,000	204,399
IQVIA, Inc.†	5.00%	5/15/2027	200,000	199,995
IQVIA, Inc.	6.25%	2/1/2029	155,000	160,217
Rede D’or Finance SARL (Luxembourg)(d)	4.95%	1/17/2028	200,000	197,678
Tenet Healthcare Corp.	6.125%	10/1/2028	246,000	247,119
Universal Health Services, Inc.	2.65%	10/15/2030	49,000	44,076
Universal Health Services, Inc.	4.625%	10/15/2029	71,000	70,144
Total				3,263,537

Home Builders 0.24%
Dream Finders Homes, Inc.†	8.25%	8/15/2028	179,000	183,171
LGI Homes, Inc.†	8.75%	12/15/2028	220,000	227,478
Total				410,649

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Home Furnishings 0.14%
Leggett & Platt, Inc.	3.50%	11/15/2027	$245,000	$239,995

Insurance 1.51%
Aon Corp.	8.205%	1/1/2027	100,000	101,659
Athene Global Funding†	1.985%	8/19/2028	35,000	32,890
Brighthouse Financial Global Funding†	2.00%	6/28/2028	150,000	140,900
Brighthouse Financial Global Funding†	5.55%	4/9/2027	172,000	173,074
Brighthouse Financial Global Funding†	5.65%	6/10/2029	203,000	204,125
CNO Global Funding†	4.375%	9/8/2028	79,000	78,129
CNO Global Funding†	4.70%	12/11/2030	108,000	106,337
CNO Global Funding†	4.875%	12/10/2027	101,000	101,064
CNO Global Funding†	4.95%	9/9/2029	51,000	50,980
CNO Global Funding†	5.875%	6/4/2027	176,000	178,013
Corebridge Global Funding†	5.20%	1/12/2029	52,000	52,509
Equitable Financial Life Global Funding†	5.45%	3/3/2028	113,000	114,216
F&G Annuities & Life, Inc.	7.40%	1/13/2028	96,000	98,749
F&G Global Funding†	4.65%	9/8/2028	88,000	86,994
F&G Global Funding†	5.875%	6/10/2027	53,000	53,530
Jackson Financial, Inc.	5.17%	6/8/2027	46,000	46,190
Jackson National Life Global Funding†	4.55%	9/9/2030	134,000	131,519
Jackson National Life Global Funding†	4.60%	10/1/2029	150,000	147,934
Jackson National Life Global Funding†	4.70%	6/5/2028	181,000	180,515
MGIC Investment Corp.	5.25%	8/15/2028	236,000	235,779
Mutual of Omaha Cos Global Funding†	4.546%	1/13/2031	73,000	72,097
Mutual of Omaha Cos Global Funding†	5.00%	4/1/2030	75,000	75,561
NMI Holdings, Inc.	6.00%	8/15/2029	35,000	35,757
Sammons Financial Group Global Funding†	5.10%	12/10/2029	42,000	42,188
Total				2,540,709

Internet 0.79%
Prosus NV (Netherlands)†(d)	3.257%	1/19/2027	230,000	227,815
Rakuten Group, Inc. (Japan)†(d)	11.25%	2/15/2027	450,000	465,173
Uber Technologies, Inc.†	4.50%	8/15/2029	557,000	553,218
VeriSign, Inc.	5.10%	7/15/2031	76,000	76,244
Total				1,322,450

Investment Companies 0.17%
Blackstone Private Credit Fund	2.625%	12/15/2026	209,000	206,749
Blackstone Secured Lending Fund	2.125%	2/15/2027	74,000	72,606
Total				279,355

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Leisure Time 1.22%
Carnival Corp. Ltd.†	4.00%	8/1/2028	$740,000	$726,676
Carnival Corp. Ltd.†	5.125%	5/1/2029	229,000	228,756
Carnival Corp. Ltd.†	5.75%	3/15/2030	210,000	212,691
Carnival Corp. Ltd.†	7.00%	8/15/2029	139,000	144,107
Royal Caribbean Cruises Ltd.	3.70%	3/15/2028	296,000	291,795
Royal Caribbean Cruises Ltd.†	5.375%	7/15/2027	151,000	151,341
Royal Caribbean Cruises Ltd.†	5.625%	9/30/2031	220,000	221,912
Viking Ocean Cruises Ship VII Ltd.†	5.625%	2/15/2029	80,000	80,035
Total				2,057,313

Lodging 0.13%
Las Vegas Sands Corp.	5.90%	6/1/2027	12,000	12,114
Melco Resorts Finance Ltd. (Hong Kong)†(d)	5.75%	7/21/2028	200,000	198,938
Total				211,052

Machinery: Construction & Mining 0.11%
Vertiv Group Corp.†	4.125%	11/15/2028	191,000	189,233

Machinery-Diversified 0.67%
Chart Industries, Inc.†	7.50%	1/1/2030	238,000	246,017
Maxim Crane Works Holdings Capital LLC†	11.50%	9/1/2028	175,000	181,461
Regal Rexnord Corp.	6.05%	4/15/2028	318,000	324,818
Regal Rexnord Corp.	6.30%	2/15/2030	158,000	164,943
TK Elevator U.S. Newco, Inc.†	5.25%	7/15/2027	200,000	200,171
Total				1,117,410

Media 1.03%
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%	5/1/2027	96,000	95,855
Directv Financing LLC/Directv Financing Co-Obligor, Inc.†	5.875%	8/15/2027	55,000	54,953
Discovery Communications LLC	3.95%	3/20/2028	380,000	374,537
Discovery Global Holdings, Inc.	3.755%	3/15/2027	102,000	101,358
Discovery Global Holdings, Inc.	4.054%	3/15/2029	105,000	104,019
Fox Corp.	4.709%	1/25/2029	215,000	214,878
Paramount Global	2.90%	1/15/2027	99,000	97,804
Paramount Global	3.375%	2/15/2028	174,000	169,418
Paramount Global	3.70%	6/1/2028	45,000	43,670
Paramount Global	4.20%	6/1/2029	51,000	48,939
Paramount Global	7.875%	7/30/2030	41,000	43,072
Space Exploration Technologies Corp.†	5.35%	7/15/2031	389,000	388,087
Total				1,736,590

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Mining 1.46%
Anglo American Capital PLC (United Kingdom)†(d)	4.50%	3/15/2028	$200,000	$199,767
Anglo American Capital PLC (United Kingdom)†(d)	4.625%	3/19/2031	200,000	197,209
Anglo American Capital PLC (United Kingdom)†(d)	4.75%	4/10/2027	200,000	200,448
First Quantum Minerals Ltd. (Canada)†(d)	8.625%	6/1/2031	400,000	416,963
Freeport Indonesia PT (Indonesia)(d)	4.763%	4/14/2027	400,000	401,821
Freeport-McMoRan, Inc.	5.25%	9/1/2029	114,000	114,803
Glencore Funding LLC†	5.186%	4/1/2030	268,000	271,071
Glencore Funding LLC†	5.371%	4/4/2029	366,000	371,778
Glencore Funding LLC†	6.125%	10/6/2028	85,000	87,433
Glencore Funding LLC†	6.375%	10/6/2030	176,000	185,573
Total				2,446,866

Miscellaneous Manufacturing 0.27%
Hillenbrand, Inc.	6.25%	2/15/2029	253,000	237,217
Trinity Industries, Inc.†	7.75%	7/15/2028	218,000	223,222
Total				460,439

Oil & Gas 5.72%
Aethon United BR LP/Aethon United Finance Corp.†	7.50%	10/1/2029	480,000	499,414
Antero Resources Corp.†	5.375%	3/1/2030	330,000	332,522
Ascent Resources Utica Holdings LLC/ARU Finance Corp.†	5.875%	6/30/2029	80,000	79,995
Chord Energy Corp.†	6.00%	10/1/2030	245,000	246,165
CITGO Petroleum Corp.†	8.375%	1/15/2029	560,000	576,376
Continental Resources, Inc.†	2.268%	11/15/2026	661,000	655,015
Continental Resources, Inc.	4.375%	1/15/2028	268,000	266,261
Continental Resources, Inc.†	5.75%	1/15/2031	479,000	487,872
Crescent Energy Finance LLC†	7.75%	7/31/2029	78,000	78,238
Crescent Energy Finance LLC†	9.75%	10/15/2030	155,000	164,381
Devon Energy Corp.†	3.90%	5/15/2027	300,000	298,010
Devon Energy Corp.	5.25%	10/15/2027	225,000	225,024
Ecopetrol SA (Colombia)(d)	8.625%	1/19/2029	395,000	419,296
EQT Corp.	7.50%	6/1/2030	61,000	65,876
Expand Energy Corp.	5.375%	2/1/2029	99,000	99,007
Expand Energy Corp.	5.375%	3/15/2030	213,000	213,831
Gulfport Energy Operating Corp.†	6.75%	9/1/2029	197,000	201,169
Helmerich & Payne, Inc.	4.65%	12/1/2027	102,000	101,848
HF Sinclair Corp.	5.00%	2/1/2028	361,000	360,407
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%	2/1/2029	125,000	124,578
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%	11/1/2028	120,000	120,376

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
Medco Laurel Tree Pte. Ltd. (Singapore)(d)	6.95%	11/12/2028	$200,000	$200,562
Noble Finance II LLC†	8.00%	4/15/2030	170,000	176,226
Occidental Petroleum Corp.	7.50%	5/1/2031	39,000	43,217
Occidental Petroleum Corp.	8.875%	7/15/2030	220,000	247,811
Permian Resources Operating LLC†	5.875%	7/1/2029	327,000	327,125
Permian Resources Operating LLC†	7.00%	1/15/2032	258,000	266,976
Petrobras Global Finance BV (Netherlands)(d)	5.125%	9/10/2030	265,000	260,685
SM Energy Co.	6.50%	7/15/2028	132,000	132,326
SM Energy Co.	6.625%	1/15/2027	80,000	80,157
SM Energy Co.†	6.75%	8/1/2029	288,000	293,417
SM Energy Co.†	8.375%	7/1/2028	291,000	297,948
SM Energy Co.†	8.75%	7/1/2031	240,000	250,787
Sunoco LP†	5.875%	7/15/2027	80,000	80,006
Sunoco LP†	7.00%	5/1/2029	170,000	174,768
Sunoco LP/Sunoco Finance Corp.†	7.00%	9/15/2028	63,000	64,290
Tengizchevroil Finance Co. International Ltd.†	3.25%	8/15/2030	200,000	185,702
Tengizchevroil Finance Co. International Ltd.	4.00%	8/15/2026	300,000	299,692
TGNR Intermediate Holdings LLC†	5.50%	10/15/2029	320,000	315,079
Transocean Aquila Ltd.†	8.00%	9/30/2028	160,000	164,221
Viper Energy Partners LLC	4.90%	8/1/2030	96,000	95,733
Wildfire Intermediate Holdings LLC†	7.50%	10/15/2029	32,000	32,836
Total				9,605,225

Oil & Gas Services 0.18%
Helix Energy Solutions Group, Inc.†	9.75%	3/1/2029	150,000	157,322
USA Compression Partners LP/USA Compression Finance Corp.†	7.125%	3/15/2029	70,000	71,736
Weatherford International Ltd.†	8.625%	4/30/2030	80,000	81,317
Total				310,375

Packaging & Containers 0.03%
Mauser Packaging Solutions Holding Co.†	7.875%	4/15/2027	48,000	48,300

Pharmaceuticals 1.03%
Bayer U.S. Finance II LLC†	4.375%	12/15/2028	646,000	639,208
Bayer U.S. Finance LLC†	6.125%	11/21/2026	200,000	201,051
Bayer U.S. Finance LLC†	6.375%	11/21/2030	400,000	421,103
Organon & Co./Organon Foreign Debt Co-Issuer BV†	4.125%	4/30/2028	200,000	197,607
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(d)	3.15%	10/1/2026	267,000	265,820
Total				1,724,789

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Pipelines 3.11%
Antero Midstream Partners LP/Antero Midstream Finance Corp.†	5.375%	6/15/2029	$305,000	$304,193
Buckeye Partners LP	3.95%	12/1/2026	181,000	179,954
Buckeye Partners LP†	6.875%	7/1/2029	80,000	81,713
Cheniere Energy Partners LP	4.00%	3/1/2031	64,000	61,595
Colonial Enterprises, Inc.†	3.25%	5/15/2030	435,000	407,697
Columbia Pipelines Holding Co. LLC†	6.042%	8/15/2028	109,000	111,786
Columbia Pipelines Holding Co. LLC†	6.055%	8/15/2026	269,000	269,162
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	8.625%	3/15/2029	196,000	203,823
DT Midstream, Inc.†	4.125%	6/15/2029	436,000	427,393
DT Midstream, Inc.†	4.375%	6/15/2031	118,000	114,022
Energy Transfer LP†	6.00%	2/1/2029	360,000	362,899
Energy Transfer LP†	7.375%	2/1/2031	194,000	199,821
Genesis Energy LP/Genesis Energy Finance Corp.	8.25%	1/15/2029	305,000	315,117
Hess Midstream Operations LP†	5.125%	6/15/2028	145,000	144,783
Hess Midstream Operations LP†	5.875%	3/1/2028	129,000	129,981
Kinetik Holdings LP†	6.625%	12/15/2028	260,000	264,425
South Bow USA Infrastructure Holdings LLC	4.911%	9/1/2027	197,000	197,538
South Bow USA Infrastructure Holdings LLC	5.026%	10/1/2029	151,000	151,550
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.†	7.375%	2/15/2029	210,000	216,161
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	4.875%	2/1/2031	170,000	169,414
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.00%	1/15/2028	28,000	27,990
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.50%	3/1/2030	394,000	397,327
Western Midstream Operating LP	4.75%	8/15/2028	65,000	64,876
Western Midstream Operating LP	6.35%	1/15/2029	39,000	40,350
Western Midstream Operating LP†	7.25%	4/1/2030	256,000	268,537
Whistler Pipeline LLC†	5.40%	9/30/2029	111,000	112,702
Total				5,224,809

REITS 2.19%
Crown Castle, Inc.	4.80%	9/1/2028	70,000	70,217
EPR Properties	3.75%	8/15/2029	65,000	62,520
EPR Properties	4.50%	6/1/2027	148,000	147,730
EPR Properties	4.75%	12/15/2026	171,000	171,032
Equinix Europe 2 Financing Corp. LLC	4.60%	11/15/2030	107,000	105,790
GLP Capital LP/GLP Financing II, Inc.	5.30%	1/15/2029	295,000	296,564

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
REITS (continued)
Iron Mountain, Inc.†	4.875%	9/15/2027	$103,000	$102,865
Iron Mountain, Inc.†	5.25%	3/15/2028	186,000	185,865
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.25%	2/1/2027	138,000	137,278
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.75%	6/15/2029	404,000	395,070
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	7.00%	7/15/2031	91,000	94,412
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer†	5.875%	10/1/2028	150,000	150,021
Prologis Targeted U.S. Logistics Fund LP†	4.25%	1/15/2031	165,000	160,970
Starwood Property Trust, Inc.†	3.625%	7/15/2026	90,000	89,920
Tanger Properties LP	2.75%	9/1/2031	297,000	267,276
VICI Properties LP/VICI Note Co., Inc.†	3.75%	2/15/2027	178,000	176,918
VICI Properties LP/VICI Note Co., Inc.†	3.875%	2/15/2029	431,000	418,838
VICI Properties LP/VICI Note Co., Inc.†	4.25%	12/1/2026	122,000	121,776
VICI Properties LP/VICI Note Co., Inc.†	4.50%	9/1/2026	180,000	179,900
VICI Properties LP/VICI Note Co., Inc.†	4.625%	12/1/2029	169,000	165,926
WEA Finance LLC†	2.875%	1/15/2027	117,000	115,887
WEA Finance LLC†	3.50%	6/15/2029	62,000	59,618
Total				3,676,393

Retail 0.48%
7-Eleven, Inc.†	1.80%	2/10/2031	130,000	113,163
Brinker International, Inc.†	8.25%	7/15/2030	370,000	387,061
Dick’s Sporting Goods, Inc.†	4.00%	10/1/2029	103,000	100,311
EG Global Finance PLC (United Kingdom)†(d)	12.00%	11/30/2028	200,000	212,510
Total				813,045

Semiconductors 1.17%
Entegris, Inc.†	4.75%	4/15/2029	305,000	301,582
Foundry JV Holdco LLC†	5.90%	1/25/2030	740,000	763,835
Foundry JV Holdco LLC†	6.15%	1/25/2032	200,000	209,924
Intel Corp.	2.45%	11/15/2029	64,000	59,562
Intel Corp.	4.65%	6/1/2031	225,000	222,887
Kioxia Holdings Corp. (Japan)†(d)	6.25%	7/24/2030	200,000	206,355
Microchip Technology, Inc.	5.05%	3/15/2029	106,000	106,843
Microchip Technology, Inc.	5.05%	2/15/2030	92,000	92,406
Total				1,963,394

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Software 1.19%
Fiserv, Inc.	5.45%	3/2/2028	$82,000	$82,832
MSCI, Inc.†	3.625%	9/1/2030	67,000	63,406
MSCI, Inc.†	4.00%	11/15/2029	164,000	158,716
Oracle Corp.	2.95%	4/1/2030	74,000	68,128
Oracle Corp.	4.45%	9/26/2030	531,000	512,775
Oracle Corp.	4.55%	2/4/2029	459,000	452,558
Oracle Corp.	4.95%	2/4/2031	281,000	275,164
ROBLOX Corp.†	3.875%	5/1/2030	156,000	147,528
SS&C Technologies, Inc.†	5.50%	9/30/2027	235,000	235,075
Total				1,996,182

Telecommunications 0.79%
AT&T Mobility LLC	7.125%	12/15/2031	315,000	339,244
Deutsche Telekom International Finance BV (Netherlands)(d)	8.25%	6/15/2030	187,000	210,430
NTT Finance Corp. (Japan)†(b)(d)	4.741%	3/31/2028	200,000	200,147
Sprint Capital Corp.	6.875%	11/15/2028	205,000	214,797
Telefonica Europe BV (Netherlands)(d)	8.25%	9/15/2030	101,000	113,418
Viasat, Inc.†	5.625%	4/15/2027	250,000	250,244
Total				1,328,280

Toys/Games/Hobbies 0.75%
Hasbro, Inc.	3.90%	11/19/2029	453,000	440,569
Mattel, Inc.†	3.75%	4/1/2029	227,000	220,190
Mattel, Inc.	5.00%	11/17/2030	254,000	253,219
Mattel, Inc.†	5.875%	12/15/2027	338,000	338,135
Total				1,252,113

Transportation 0.60%
GXO Logistics, Inc.	6.25%	5/6/2029	215,000	222,324
Kazakhstan Temir Zholy National Co. JSC (Kazakhstan)†(d)	4.875%	4/29/2031	200,000	195,982
Rumo Luxembourg SARL (Luxembourg)(d)	5.25%	1/10/2028	200,000	196,665
XPO, Inc.†	6.25%	6/1/2028	390,000	394,633
Total				1,009,604

Trucking & Leasing 0.40%
FTAI Aviation Investors LLC†	5.50%	5/1/2028	410,000	409,255
Penske Truck Leasing Co. LP/PTL Finance Corp.†	4.20%	4/1/2027	271,000	270,095
Total				679,350

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Water 0.12%
Nova Securitisation SARL (Luxembourg)†(d)	5.75%		2/3/2031	$200,000	$193,025
Total Corporate Bonds (cost $95,880,735)					95,943,262

FLOATING RATE LOANS(e) 4.41%

Aerospace & Defense 0.11%
TransDigm, Inc. 2025 Term Loan K	5.894% (1 mo. USD Term SOFR + 2.25%	)	3/22/2030	180,000	180,218

Airlines 0.06%
American Airlines, Inc. 2025 Term Loan	5.925% (3 mo. USD Term SOFR + 2.25%	)	4/20/2028	100,758	100,782

Biotechnology 0.19%
RPI Intermediate Finance Partnership LP 2025 Term Loan	5.119% (1 mo. USD Term SOFR + 1.38%	)	2/4/2030	325,481	314,903	(f)

Building Materials 0.07%
EMRLD Borrower LP Term Loan B	5.916% (3 mo. USD Term SOFR + 2.25%	)	5/31/2030	114,710	114,756

Commercial Services 0.21%
Mavis Tire Express Services Corp. 2025 Repriced Term Loan	6.669% (6 mo. USD Term SOFR + 3.00%	)	5/4/2028	355,097	354,985

Diversified Financial Services 0.04%
Setanta Aircraft Leasing DAC 2024 Term Loan B (Ireland)(d)	5.482% (3 mo. USD Term SOFR + 1.75%	)	11/5/2028	65,679	65,954

Electric 0.15%
Lightning Power LLC Term Loan B	–	(c)	8/18/2031	90,000	90,203
NRG Energy, Inc. 2024 Term Loan	–	(c)	4/16/2031	170,000	170,070
Total					260,273

Health Care Services 0.10%
DaVita, Inc. 2025 Term Loan B	–	(c)	5/9/2031	179,547	179,589

Internet 0.24%
Arches Buyer, Inc. 2021 Term Loan B	6.994% (1 mo. USD Term SOFR + 3.25%	)	12/6/2027	398,945	398,446

Leisure Time 0.29%
GBT U.S. III LLC 2026 Term Loan B	5.667% (3 mo. USD Term SOFR + 2.00%	)	7/25/2031	169,570	169,671
Peloton Interactive, Inc. 2024 Term Loan B	9.144% (1 mo. USD Term SOFR + 5.50%	)	5/30/2029	316,921	318,506
Total					488,177

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Lodging 0.05%
Fertitta Entertainment LLC 2022 Term Loan B	6.894% (1 mo. USD Term SOFR + 3.25%	)	1/27/2029	$84,219	$84,228

Machinery: Diversified 0.18%
TK Elevator Midco GmbH 2026 USD Term Loan B (Germany)(d)	6.48% (3 mo. USD Term SOFR + 2.75%	)	4/30/2030	300,000	301,641

Media 0.79%
Charter Communications Operating LLC 2023 Term Loan B4	5.692% (3 mo. USD Term SOFR + 2.00%	)	12/7/2030	441,274	436,835
Charter Communications Operating LLC 2024 Term Loan B5	5.942% (3 mo. USD Term SOFR + 2.25%	)	12/15/2031	355,098	350,638
Telenet Financing USD LLC 2020 USD Term Loan AR	5.74% (1 mo. USD Term SOFR + 2.00%	)	4/28/2028	544,000	540,907
Total					1,328,380

Miscellaneous Manufacture 0.18%
ITT, Inc. Delayed Draw Term Loan	4.777% (1 mo. USD Term SOFR + 1.13%	)	2/18/2028	300,000	299,250

Oil & Gas 0.17%
Hilcorp Energy I LP Term Loan B	5.389% (1 mo. USD Term SOFR + 1.75%	)	2/11/2030	282,030	282,471

Pharmaceuticals 0.33%
Organon & Co. 2024 USD Term Loan	5.894% (1 mo. USD Term SOFR + 2.25%	)	5/19/2031	550,000	550,344

Pipelines 0.28%
Venture Global Plaquemines LNG LLC 2024 Contingency Reserve Delayed Draw Term Loan	5.869% (1 mo. USD Term SOFR + 2.23%	)	5/25/2029	34,696	34,696
Venture Global Plaquemines LNG LLC Base Term Loan	5.869% (1 mo. USD Term SOFR + 2.23%	)	5/25/2029	434,248	434,337
Total					469,033

Retail 0.77%
7-Eleven, Inc. Term Loan (2028)	5.108% (3 mo. USD Term SOFR + 1.45%	)	12/11/2028	480,000	480,000
KFC Holding Co. 2021 Term Loan B	5.502% (1 mo. USD Term SOFR + 1.75%	)	3/15/2028	319,023	320,784
Lowes Cos., Inc. Delayed Draw Term Loan	–	(c)	9/15/2028	500,000	498,700
Total					1,299,484

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Software 0.11%
RealPage, Inc. 1st Lien Term Loan	6.994% (3 mo. USD Term SOFR + 3.00%	)	4/24/2028	$203,398	$190,623
Telecommunications 0.09%
Iridium Satellite LLC 2024 Term Loan B	–	(c)	9/20/2030	150,000	150,275
Total Floating Rate Loans (cost $7,448,241)					7,413,812

FOREIGN GOVERNMENT OBLIGATIONS(d) 1.96%

Colombia 0.24%
Colombia Government International Bonds	5.375%		1/21/2029	400,000	399,280

Dominican Republic 0.27%
Dominican Republic International Bonds	5.50%		2/22/2029	150,000	150,398
Dominican Republic International Bonds	5.95%		1/25/2027	230,000	231,690
Dominican Republic International Bonds	8.625%		4/20/2027	66,667	68,565
Total					450,653

Guatemala 0.12%
Guatemala Government Bonds	4.875%		2/13/2028	200,000	199,901

Mexico 0.46%
Eagle Funding Luxco SARL†	5.50%		8/17/2030	775,000	779,108

Romania 0.63%
Romania Government International Bonds	5.25%		11/25/2027	376,000	377,502
Romania Government International Bonds†	5.75%		9/16/2030	170,000	170,974
Romania Government International Bonds†	5.875%		1/30/2029	270,000	272,613
Romania Government International Bonds	6.625%		2/17/2028	238,000	243,243
Total					1,064,332

Serbia 0.12%
Serbia International Bonds	6.25%		5/26/2028	200,000	204,059

Turkey 0.12%
Turkiye Ihracat Kredi Bankasi AS†	6.125%		5/2/2029	200,000	198,289
Total Foreign Government Obligations (cost $3,297,633)					3,295,622

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.03%
Government National Mortgage Association Series 2014-78 IO(g)	Zero Coupon	#(h)	3/16/2056	6,137	0
Government National Mortgage Association Series 2017-23 Class AB	2.60%		12/16/2057	9,872	8,734
Government National Mortgage Association Series 2017-44 Class AD	2.65%		11/17/2048	4,115	4,000

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Government National Mortgage Association Series 2017-53 Class B	2.75%		3/16/2050	$21,599	$19,439
Government National Mortgage Association Series 2017-61 Class A	2.60%		8/16/2058	5,793	5,483
Government National Mortgage Association Series 2017-76 Class AS	2.65%		11/16/2050	12,274	10,827
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $53,406)					48,483

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 5.22%
Federal Home Loan Mortgage Corp.	4.855% (30 day USD SOFR Average + 2.14%	)#	10/1/2055	74,161	74,099
Federal Home Loan Mortgage Corp.	4.884% (30 day USD SOFR Average + 2.12%	)#	3/1/2056	278,589	278,069
Federal Home Loan Mortgage Corp.	4.999% (30 day USD SOFR Average + 2.23%	)#	9/1/2055	68,156	68,278
Federal Home Loan Mortgage Corp.	5.352% (30 day USD SOFR Average + 2.18%	)#	8/1/2055	54,982	55,568
Federal Home Loan Mortgage Corp.	5.423% (30 day USD SOFR Average + 2.08%	)#	10/1/2055	81,840	82,442
Federal Home Loan Mortgage Corp.	5.504% (30 day USD SOFR Average + 2.29%	)#	7/1/2055	152,000	153,835
Federal Home Loan Mortgage Corp.	5.622% (30 day USD SOFR Average + 2.13%	)#	8/1/2055	84,258	85,512
Federal Home Loan Mortgage Corp.	5.844% (30 day USD SOFR Average + 2.12%	)#	5/1/2055	101,859	103,686
Federal Home Loan Mortgage Corp.	6.002% (30 day USD SOFR Average + 2.32%	)#	8/1/2054	53,736	54,919
Federal National Mortgage Association	4.541% (30 day USD SOFR Average + 2.25%	)#	4/1/2056	133,099	132,650
Federal National Mortgage Association	4.601% (30 day USD SOFR Average + 2.08%	)#	4/1/2056	128,516	128,172
Federal National Mortgage Association	4.881% (30 day USD SOFR Average + 2.16%	)#	3/1/2056	438,716	438,447
Federal National Mortgage Association	5.464% (30 day USD SOFR Average + 2.03%	)#	10/1/2055	30,076	30,463
Federal National Mortgage Association	5.523% (30 day USD SOFR Average + 2.11%	)#	10/1/2053	19,266	19,562
Federal National Mortgage Association	5.727% (30 day USD SOFR Average + 2.20%	)#	8/1/2055	127,453	129,769
Federal National Mortgage Association	5.853% (30 day USD SOFR Average + 2.13%	)#	2/1/2054	31,068	31,686
Federal National Mortgage Association	5.969% (30 day USD SOFR Average + 2.16%	)#	9/1/2055	413,784	423,033

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Government National Mortgage Association	7.00%		4/20/2054- 1/20/2055	$1,257,215	$1,304,975
Uniform Mortgage-Backed Security(i)	4.50%		TBA	1,070,000	1,056,815
Uniform Mortgage-Backed Security(i)	5.00%		TBA	3,049,000	3,058,299
Uniform Mortgage-Backed Security(i)	5.50%		TBA	799,000	811,102
Uniform Mortgage-Backed Security(i)	6.00%		TBA	235,000	241,021
Total Government Sponsored Enterprises Pass-Throughs (cost $8,779,077)					8,762,402

MUNICIPAL BONDS 0.13%

Health Care 0.13%
Oklahoma Development Finance Authority - OU Medicine Obligated Group (cost $218,509)	5.45%		8/15/2028	220,000	217,911

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 7.91%
ALA Trust Series 2025-OANA Class A†	5.369% (1 mo. USD Term SOFR + 1.74%	)#	6/15/2040	80,000	80,465
ARES Commercial Mortgage Trust Series 2026-AZURE Class A†	4.975% (1 mo. USD Term SOFR + 1.35%	)#	3/15/2038	130,000	130,184
Bank Series 2019-BN18 Class A4	3.584%		5/15/2062	245,000	235,390
Bank Series 2019-BN21 Class A5	2.851%		10/17/2052	180,000	169,733
Bank5 Series 2023-5YR2 Class A3	6.656%	#(h)	7/15/2056	140,000	144,064
Bank5 Series 2024-5YR11 Class A3	5.893%		11/15/2057	140,000	143,882
Bank5 Series 2024-5YR8 Class A3	5.884%		8/15/2057	320,000	328,934
BBCMS Mortgage Trust Series 2024-5C29 Class A2	4.738%		9/15/2057	198,187	197,201
BBCMS Mortgage Trust Series 2025-5C33 Class A4	5.839%		3/15/2058	100,000	102,992
Benchmark Mortgage Trust Series 2018-B2 Class A5	3.882%	#(h)	2/15/2051	70,000	68,974
Benchmark Mortgage Trust Series 2019-B11 Class A5	3.542%		5/15/2052	100,000	96,168
Benchmark Mortgage Trust Series 2024-V11 Class A3	5.909%	#(h)	11/15/2057	340,000	350,398
Benchmark Mortgage Trust Series 2024-V7 Class A3	6.228%	#(h)	5/15/2056	120,000	124,106
Benchmark Mortgage Trust Series 2024-V8 Class A3	6.189%	#(h)	7/15/2057	90,000	93,036
Benchmark Mortgage Trust Series 2024-V9 Class A3	5.602%		8/15/2057	330,000	336,147
Benchmark Mortgage Trust Series 2025-V14 Class A4	5.66%		4/15/2057	240,000	245,979

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BMO Mortgage Trust Series 2023-5C2 Class A3	7.296%	#(h)	11/15/2056	$110,000	$114,809
BMO Mortgage Trust Series 2024-5C5 Class A3	5.857%		2/15/2057	150,000	153,956
BMO Mortgage Trust Series 2024-5C8 Class A3	5.625%	#(h)	12/15/2057	220,000	224,747
BMO Mortgage Trust Series 2025-5C11 Class A3	5.669%		7/15/2058	210,000	215,459
BX Commercial Mortgage Trust Series 2024-XL4 Class A†	5.067% (1 mo. USD Term SOFR + 1.44%	)#	2/15/2039	134,722	135,127
BX Commercial Mortgage Trust Series 2025-BCAT Class A†	5.005% (1 mo. USD Term SOFR + 1.38%	)#	8/15/2042	85,204	85,495
BX Trust Series 2024-CNYN Class A†	5.067% (1 mo. USD Term SOFR + 1.44%	)#	4/15/2041	138,437	138,776
BX Trust Series 2025-ROIC Class A†	4.769% (1 mo. USD Term SOFR + 1.14%	)#	3/15/2030	96,395	96,312
BX Trust Series 2025-TAIL Class A†	5.025% (1 mo. USD Term SOFR + 1.40%	)#	6/15/2035	100,000	100,371
BX Trust Series 2025-VOLT Class A†	5.325% (1 mo. USD Term SOFR + 1.70%	)#	12/15/2044	290,000	290,750
Cantor Commercial Real Estate Lending Series 2019-CF1 Class A4	3.523%		5/15/2052	240,000	232,254
CFCRE Commercial Mortgage Trust Series 2016-C6 Class XA(g)	1.178%	#(h)	11/10/2049	98,394	36
CFCRE Commercial Mortgage Trust Series 2016-C7 Class XA(g)	0.769%	#(h)	12/10/2054	159,186	69
Citigroup Commercial Mortgage Trust Series 2015-GC31 Class XA(g)	0.008%	#(h)	6/10/2048	171,842	2
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class A5	3.616%		2/10/2049	47,750	47,171
Commercial Mortgage Pass-Through Certificates Series 2014-UBS5 Class XB1†(g)	0.369%	#(h)	9/10/2047	2,000,000	21
Commercial Mortgage Pass-Through Certificates Series 2016-CD1 Class XA(g)	1.347%	#(h)	8/10/2049	20,061	1
CONE Trust Series 2024-DFW1 Class A†	5.267% (1 mo. USD Term SOFR + 1.64%	)#	8/15/2041	100,000	99,720
Credit Suisse Mortgage Capital Certificates Trust Series 2014-USA Class X1†(g)	0.686%	#(h)	9/15/2037	978,382	7,489
CSAIL Commercial Mortgage Trust Series 2016-C6 Class XA(g)	1.539%	#(h)	1/15/2049	11,894	0
CSAIL Commercial Mortgage Trust Series 2017-CX10 Class A5	3.458%	#(h)	11/15/2050	250,000	243,868
CSAIL Commercial Mortgage Trust Series 2020-C19 Class A2	2.32%		3/15/2053	180,000	167,010

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
DBC Mortgage Trust Series 2025-DBC Class A†	4.976% (1 mo. USD Term SOFR + 1.35%	)#	11/15/2042	$130,000	$130,290
DBGS Mortgage Trust Series 2018-C1 Class A4	4.466%		10/15/2051	400,000	396,084
DBJPM Mortgage Trust Series 2016-C3 Class XA(g)	1.406%	#(h)	8/10/2049	59,869	2
DBWF Mortgage Trust Series 2016-85T Class XA†(g)	0.116%	#(h)	12/10/2036	3,140,000	459
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA1 Class M2†	8.878% (30 day USD SOFR Average + 5.25%	)#	3/25/2042	302,000	310,794
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA1 Class A1†	4.978% (30 day USD SOFR Average + 1.35%	)#	2/25/2044	74,669	74,942
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2 Class A1†	4.878% (30 day USD SOFR Average + 1.25%	)#	5/25/2044	273,051	274,049
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1 Class A1†	4.878% (30 day USD SOFR Average + 1.25%	)#	3/25/2044	84,031	84,324
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1 Class M1†	4.878% (30 day USD SOFR Average + 1.25%	)#	3/25/2044	46,371	46,398
Federal National Mortgage Association Connecticut Avenue Securities Series 2025-R02 Class 1A1†	4.628% (30 day USD SOFR Average + 1.00%	)#	2/25/2045	61,436	61,535
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R03 Class 2M1†	4.778% (30 day USD SOFR Average + 1.15%	)#	3/25/2044	25,089	25,096
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R06 Class 1A1†	4.778% (30 day USD SOFR Average + 1.15%	)#	9/25/2044	75,422	75,638
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R01 Class 1A1†	4.578% (30 day USD SOFR Average + 0.95%	)#	1/25/2045	84,449	84,533
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R01 Class 1M1†	4.728% (30 day USD SOFR Average + 1.10%	)#	1/25/2045	57,873	57,900
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R05 Class 2A1†	4.628% (30 day USD SOFR Average + 1.00%	)#	7/25/2045	54,445	54,545
GS Mortgage Securities Corp. Trust Series 2017-485L Class XB†(g)	0.244%	#(h)	2/10/2037	1,590,000	867
GS Mortgage Securities Trust Series 2015-GS1 Class XB(g)	0.25%	#(h)	11/10/2048	961,627	58

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust Series 2017-GS7 Class A4	3.43%		8/10/2050	$490,000	$483,650
GS Mortgage Securities Trust Series 2019-GSA1 Class A4	3.048%		11/10/2052	520,000	492,311
Hudson Yards Mortgage Trust Series 2025-SPRL Class A†	5.649%	#(h)	1/13/2040	270,000	274,460
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class A†	3.429%		6/10/2027	200,000	37,800
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4 Class XA(g)	0.782%	#(h)	12/15/2049	619,399	163
JP Morgan Chase Commercial Mortgage Securities Trust Series 2017-JP7 Class XA(g)	1.15%	#(h)	9/15/2050	632,753	3,800
JP Morgan Mortgage Trust Series 2025-NQM5 Class A1FC†	4.787%	(a)	5/25/2066	169,120	167,782
JP Morgan Mortgage Trust Series 2026-NQM1 Class A1FC†	4.601%	(a)	6/25/2066	175,773	174,051
JPMBB Commercial Mortgage Securities Trust Series 2015-C30 Class XA(g)	0.017%	#(h)	7/15/2048	74,878	1
JPMDB Commercial Mortgage Securities Trust Series 2017-C5 Class A4	3.414%		3/15/2050	566,713	563,656
KIND Commercial Mortgage Trust Series 2024-1 Class A†	5.515% (1 mo. USD Term SOFR + 1.89%	)#	8/15/2041	110,000	110,214
LBA Trust Series 2024-7IND Class A†	5.068% (1 mo. USD Term SOFR + 1.44%	)#	10/15/2041	63,917	64,045
Morgan Stanley BAML Trust Series 2025-5C1 Class A3	5.635%		3/15/2058	200,000	204,696
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31 Class XA(g)	1.309%	#(h)	11/15/2049	535,477	20
Morgan Stanley Capital I Trust Series 2016-UB11 Class XB(g)	1.157%	#(h)	8/15/2049	1,000,000	28
Morgan Stanley Capital I Trust Series 2024-NSTB Class A†	3.90%	#(h)	9/24/2057	226,779	222,494
Morgan Stanley Residential Mortgage Loan Trust Series 2026-DSC1 Class A1FC†	4.617%	(a)	1/25/2071	135,631	134,512
Morgan Stanley Residential Mortgage Loan Trust Series 2026-NQM3 Class A1FC†	5.134%	(a)	3/25/2071	93,878	93,501
OBX Trust Series 2025-NQM17 Class A1FC†	4.848%	(a)	8/25/2065	173,908	172,904
OBX Trust Series 2025-NQM21 Class A1FC†	4.917%	(a)	10/25/2065	190,141	189,093
OBX Trust Series 2026-NQM6 Class A1FC†	5.063%	(a)	4/26/2066	313,770	312,488
OBX Trust Series 2026-NQM7 Class A1FC†	5.22%	(a)	4/25/2066	98,178	97,985
ROCK Trust Series 2024-CNTR Class A†	5.388%		11/13/2041	280,000	283,187

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
SCG Trust Series 2025-SNIP Class A†	5.125% (1 mo. USD Term SOFR + 1.50%	)#	9/15/2042	$170,000	$170,757
SG Commercial Mortgage Securities Trust Series 2019-787E Class X†(g)	0.456%	#(h)	2/15/2041	4,149,000	31,854
SG Residential Mortgage Trust Series 2026-3 Class A1FC†	5.078%	(a)	4/25/2066	99,049	98,562
SWCH Commercial Mortgage Trust Series 2025-DATA Class A†	5.068% (1 mo. USD Term SOFR + 1.44%	)#	2/15/2042	270,000	268,670
UBS Commercial Mortgage Trust Series 2019-C18 Class A4	3.035%		12/15/2052	20,000	18,723
Verus Securitization Trust Series 2025-10 Class A1FC†	5.017%	(a)	6/25/2070	70,058	69,802
Verus Securitization Trust Series 2025-12 Class A1FC†	4.858%	(a)	12/25/2070	91,129	90,606
Verus Securitization Trust Series 2026-1 Class A1FC†	4.743%	(a)	1/25/2071	94,221	93,513
Verus Securitization Trust Series 2026-2 Class A1FC†	4.507%	(a)	2/25/2071	128,150	126,640
Verus Securitization Trust Series 2026-3 Class A1FC†	4.927%	(a)	3/25/2071	96,439	96,216
Verus Securitization Trust Series 2026-4 Class A1FC†	4.998%	(a)	4/25/2071	123,734	123,044
Verus Securitization Trust Series 2026-R3 Class A1FC†	5.19%	(a)	2/27/2068	93,231	92,954
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class XA(g)	1.885%	#(h)	8/15/2049	94,631	5
Wells Fargo Commercial Mortgage Trust Series 2019-C50 Class A5	3.729%		5/15/2052	30,000	28,985
Wells Fargo Commercial Mortgage Trust Series 2024-5C1 Class A3	5.928%		7/15/2057	310,000	317,988
Wells Fargo Commercial Mortgage Trust Series 2025-5C3 Class A3	6.096%		1/15/2058	340,000	352,436
Wells Fargo Commercial Mortgage Trust Series 2025-5C4 Class A3	5.673%		5/15/2058	340,000	348,024
Total Non-Agency Commercial Mortgage-Backed Securities (cost $13,477,952)					13,290,230

U.S. TREASURY OBLIGATIONS 3.63%
U.S. Treasury Notes	3.50%		12/15/2028	522,000	513,986
U.S. Treasury Notes	3.75%		4/30/2028	3,140,000	3,117,677
U.S. Treasury Notes	4.125%		6/30/2028	2,467,000	2,465,795
Total U.S. Treasury Obligations (cost $6,116,259)					6,097,458
Total Long-Term Investments (cost $172,316,548)					172,119,317

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 0.53%

REPURCHASE AGREEMENTS 0.53%
Repurchase Agreement dated 6/30/2026, 3.680% due 7/1/2026 with Barclays Capital, Inc. collateralized by $463,900 of U.S. Treasury Note at 4.250% due 6/30/2033; value: $463,265; proceeds: $454,046 (cost $454,000)	$454,000	$454,000
Repurchase Agreement dated 6/30/2026, 3.250% due 7/1/2026 with Fixed Income Clearing Corp. collateralized by $453,400 of U.S. Treasury Note at 3.375% due 11/30/2027; value: $450,129; proceeds: $441,221 (cost $441,181)	441,181	441,181
Total Repurchase Agreements (cost $895,181)		895,181
Total Investments in Securities 103.00% (cost $173,211,729)		173,014,498
Other Assets and Liabilities – Net (3.00)%		(5,034,182)
Net Assets 100.00%		$167,980,316

CMT	Constant Maturity Rate.
ICE	Intercontinental Exchange.
IO	Interest Only.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2026, the total value of Rule 144A securities was $97,396,752, which represents 57.98% of net assets (See Note 2(j)).
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2026.
(a)	Step Bond – Security with a predetermined schedule of interest rate changes.
(b)	Securities purchased on a when-issued basis (See Note 2(m)).
(c)	Interest rate to be determined.
(d)	Foreign security traded in U.S. dollars.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at June 30, 2026.
(f)	Level 3 Investment as described in Note 2(a) in the Notes to Financial Statements. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Generally accepted accounting principles in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(g)	Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest-only securities do not receive principal payments on the underlying debt obligation(s).
(h)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(i)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2026

Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers - Sell Protection at June 30, 2026(1):

Referenced Indexes/Issuers	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Upfront Payments Paid/ (Received) Net of Amortization	Unrealized Appreciation/ (Depreciation)(2)	Value
CDX.NA.HY.S41	Goldman Sachs	5.00%	12/20/2028	$373,380	$23,580	$1,287	$24,867
CDX.NA.IG.S42	Goldman Sachs	1.00%	6/20/2029	2,113,000	33,657	6,897	40,554
CDX.NA.IG.S43	Goldman Sachs	1.00%	12/20/2029	2,051,000	33,233	8,371	41,604
Oracle Corp.	Goldman Sachs	1.00%	12/20/2027	350,000	1,987	(989)	998
Total					$92,457	$15,566	$108,023

Referenced Indexes/Issuers	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Upfront Payments Paid/ (Received) Net of Amortization	Unrealized Appreciation/ (Depreciation)(2)	Value
Oracle Corp.	Goldman Sachs	1.00%	12/20/2030	$80,000	$(1,236)	$(589)	$(1,825)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $16,555. Total unrealized depreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $1,578.

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at June 30, 2026:

Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/ Unrealized Appreciation
2.135%	CPI Urban Consumer NSA	6/30/2027	$1,680,000	$601

CPI	Consumer Price Index: Rate fluctuates based on CPI.
NSA	Non-seasonally adjusted.

Futures Contracts at June 30, 2026:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	September 2026	320	Long	$ 66,022,798	$ 65,962,500	$ (60,298)
U.S. 5-Year Treasury Note	September 2026	164	Short	(17,510,244)	(17,555,688)	(45,444)
Total Unrealized Depreciation on Futures Contracts						$(105,742)

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)(concluded)

June 30, 2026

The following is a summary of the inputs used as of June 30, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$36,974,867	$–	$36,974,867
Convertible Bonds	–	75,270	–	75,270
Corporate Bonds	–	95,943,262	–	95,943,262
Floating Rate Loans Biotechnology	–	–	314,903	314,903
Remaining Industries	–	7,098,909	–	7,098,909
Foreign Government Obligations	–	3,295,622	–	3,295,622
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	48,483	–	48,483
Government Sponsored Enterprises Pass-Throughs	–	8,762,402	–	8,762,402
Municipal Bonds	–	217,911	–	217,911
Non-Agency Commercial Mortgage-Backed Securities	–	13,290,230	–	13,290,230
U.S. Treasury Obligations	2,465,795	3,631,663	–	6,097,458
Short-Term Investments
Repurchase Agreements	–	895,181	–	895,181
Total	$2,465,795	$170,233,800	$314,903	$173,014,498

Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$108,023	$–	$108,023
Liabilities	–	(1,825)	–	(1,825)
Centrally Cleared CPI Swap Contracts
Assets	–	601	–	601
Liabilities	–	–	–	–
Futures Contracts
Assets	–	–	–	–
Liabilities	(105,742)	–	–	(105,742)
Total	$(105,742)	$106,799	$–	$1,057

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation and a summary of unobservable inputs as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

38	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2026

ASSETS:
Investments in securities, at cost	$173,211,729
Investments in securities, at fair value	$173,014,498
Cash	80,573
Deposits with brokers for futures collateral	355,300
Deposits with brokers for swap contracts collateral	445,284
Foreign cash, at value (cost $7)	7
Receivables:
Investment securities sold	6,307,808
Interest	1,701,955
Capital shares sold	85,635
From advisor (See Note 4)	12,788
Prepaid expenses	2,045
Total assets	182,005,893
LIABILITIES:
Payables:
Investment securities purchased	13,589,505
Transfer agent fees	181,759
Capital shares reacquired	156,233
Management fee	47,908
Directors’ fees	11,798
Variation margin for futures contracts	6,712
Fund administration	5,475
Variation margin for centrally cleared swap contract agreements	871
Accrued expenses	25,316
Total liabilities	14,025,577
Commitments and contingent liabilities	–
NET ASSETS	$167,980,316
COMPOSITION OF NET ASSETS:
Paid-in capital	$178,776,097
Total distributable earnings/(loss)	(10,795,781)
Net Assets	$167,980,316
Net assets by class:
Class VC Shares	$167,970,198
Class I Shares	$10,118
Outstanding shares by class:
Class VC Shares (250 million shares of common stock authorized, $.001 par value)	12,551,536
Class I Shares (100 million shares of common stock authorized, $.001 par value)	1,008
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class VC Shares-Net asset value	$13.38
Class I Shares-Net asset value	$10.04

See Notes to Financial Statements.	39

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2026

Investment income:
Interest and other (net of foreign withholding taxes of $166)	$4,058,527
Securities lending net income	17
Total investment income	4,058,544
Expenses:
Management fee	277,824
Non-12b-1 service fees	198,567
Shareholder servicing	87,445
Fund administration	31,751
Professional	26,865
Custody	12,434
Reports to shareholders	8,290
Directors’ fees	2,132
Reverse repurchase agreements interest expense (See Note 2(k))	524
Other	13,225
Gross expenses	659,057
Fees waived and expenses reimbursed (See Note 4)	(38,270)
Net expenses	620,787
Net investment income	3,437,757
Net realized and unrealized gain/(loss):
Net realized gain/(loss) on investments	94,420
Net realized gain/(loss) on futures contracts	(326,617)
Net realized gain/(loss) on swap contracts	(258,869)
Net change in unrealized appreciation/(depreciation) on investments	(1,468,710)
Net change in unrealized appreciation/(depreciation) on futures contracts	(162,358)
Net change in unrealized appreciation/(depreciation) on swap contracts	191,603
Net realized and unrealized gain/(loss)	(1,930,531)
Net Increase in Net Assets Resulting From Operations	$1,507,226

40	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE IN NET ASSETS	For the Six Months Ended June 30, 2026 (unaudited)	For the Year Ended December 31, 2025
Operations:
Net investment income	$3,437,757	$6,316,279
Net realized gain/(loss)	(491,066)	885,076
Net change in unrealized appreciation/(depreciation)	(1,439,465)	895,246
Net increase in net assets resulting from operations	1,507,226	8,096,601
Distributions to shareholders:
Class VC	–	(6,787,489)
Class I(a)	–	–
Total distribution to shareholders	–	(6,787,489)
Capital share transactions (See Note 13):
Net proceeds from sales of shares	19,356,253	44,639,243
Reinvestment of distributions	–	6,787,489
Cost of shares reacquired	(9,892,345)	(31,348,629)
Net increase in net assets resulting from capital share transactions	9,463,908	20,078,103
Net increase in net assets	10,971,134	21,387,215
NET ASSETS:
Beginning of period	$157,009,182	$135,621,967
End of period	$167,980,316	$157,009,182

(a)	For the period May 1, 2026, commencement of operations, to June 30, 2026.

See Notes to Financial Statements.	41

Financial Highlights

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class VC
6/30/2026(d)	$13.26	$0.29	$(0.17)	$0.12	$–	$13.38
12/31/2025	13.09	0.60	0.17	0.77	(0.60)	13.26
12/31/2024	13.03	0.61	0.06	0.67	(0.61)	13.09
12/31/2023	12.99	0.53	0.12	0.65	(0.61)	13.03
12/31/2022	14.09	0.29	(1.00)	(0.71)	(0.39)	12.99
12/31/2021	14.31	0.20	(0.10)	0.10	(0.32)	14.09
Class I
5/1/2026 to 6/30/2026(d)(g)	10.00	0.07	(0.03)	0.04	–	10.04

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Includes the effect of To-Be-Announced (TBA) transactions, if applicable.
(d)	Unaudited.
(e)	Not annualized.
(f)	Annualized.
(g)	Commenced on May 1, 2026.

42	See Notes to Financial Statements.

		Ratios to Average Net Assets:								Supplemental Data:

Total return(b) (%)		Total expenses after waivers and/or reimbursements (includes interest expense) (%)		Total expenses after waivers and/or reimbursements (excludes interest expense) (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate(c) (%)

0.90	(f)	0.78	(f)	0.78	(f)	0.83	(f)	4.33	(f)	$167,970	84	(e)
5.90		0.82		0.82		0.84		4.46		157,009	153
5.14		0.82		0.82		0.84		4.61		135,622	107
5.05		0.83		0.83		0.85		4.04		124,479	79
(5.06)		0.83		0.83		0.84		2.12		119,180	71
0.63		0.81		0.81		0.83		1.40		120,559	66

0.40	(e)	0.42	(f)	0.42	(f)	0.48	(f)	4.45	(f)	10	84	(e)

See Notes to Financial Statements.	43

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of nine separate portfolios as of June 30, 2026. This report covers Short Duration Income Portfolio (the “Fund”).

The Fund’s investment objective is to seek a high level of income consistent with preservation of capital. The Fund has two share classes, Variable Contract class shares (“Class VC Shares”) and Class I shares, each with different expenses and dividends. Shares of the Fund are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies. Class I shares commenced operations on May 1, 2026 and are only offered to separate accounts of insurance companies that have entered into an agreement with Lord Abbett Distributor to specifically offer Class I shares.

Basis of Preparation

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The preparation of the financial statements in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Segment Reporting

An operating segment is defined in FASB Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

The CODM for the Fund is the Investment Committee of Lord, Abbett & Co. LLC (“Lord Abbett”), which represents the highest-level body responsible for evaluating the Fund’s operating performance and making decisions regarding resource allocation. The Investment Committee regularly reviews the Fund’s operating results, including investment performance and financial information, in making strategic and operational decisions.

The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and that the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights.

Notes to Financial Statements (unaudited)(continued)

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord Abbett as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a pricing committee (the “Pricing Committee”) that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps, options and options on swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their net asset value (“NAV”) as of the close of each business day.

Notes to Financial Statements (unaudited)(continued)

Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of June 30, 2026 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

(b)	Commercial Paper–The Fund may purchase commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

(c)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Floating Rate Loans–The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the

Notes to Financial Statements (unaudited)(continued)

loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or Secured Overnight Financing Rate.

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statement of Assets and Liabilities. Unrealized appreciation/(depreciation) on unfunded commitments is presented, if any, on the Statement of Assets and Liabilities and represents the mark to market of the unfunded portion of the Fund’s floating rate notes.

As of June 30, 2026, the Fund did not have any unfunded loan commitments.

(e)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain/(loss), if applicable, is included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain/(loss) on foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(f)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of June 30, 2026, no liability for Federal Income tax is required in

Notes to Financial Statements (unaudited)(continued)

the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the Fund’s jurisdiction.

(g)	Investment Income–Dividend income, if any, is recorded on the ex-dividend date. Interest income is recorded on an accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(h)	Mortgage Dollar Rolls–The Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(i)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

Because the Fund’s repurchase agreements are not subject to master netting arrangements, no offsetting disclosures have been presented for these transactions.

(j)	Restricted Securities–The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of the Fund’s Schedule of Investments.

(k)	Reverse Repurchase Agreements–The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security later at a set price. Reverse repurchase agreements expose the Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to the Fund). Engaging in reverse repurchase agreements also may involve the use of leverage, in that a Fund may reinvest the cash it receives in additional

Notes to Financial Statements (unaudited)(continued)

securities. Reverse repurchase agreements involve the risk that the market value of the securities to be repurchased by the Fund may decline below the repurchase price.

(l)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains/(losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(m)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by the Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

3.	DERIVATIVE TRANSACTIONS

Derivatives–During the six months ended June 30, 2026, the Fund used derivative instruments including futures contracts and swap contracts in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing the Fund to close out their position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value, as recorded on the Statement of Assets and Liabilities.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against

Notes to Financial Statements (unaudited)(continued)

a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark-to-market gains to the Fund.

Futures Contracts–During the six months ended June 30, 2026, the Fund entered into futures contracts to manage and hedge interest rate risk associated with portfolio investments. During the six months ended June 30, 2026, the Fund also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity. Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Net change in unrealized appreciation/(depreciation) on futures contracts on the Statement of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statement of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited, which is considered restricted, is recorded on the Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statement of Assets and Liabilities.

The use of futures contracts exposes the Fund to equity price, foreign exchange and interest rate risks. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

Notes to Financial Statements (unaudited)(continued)

Swap Contracts–The Fund may engage in swap transactions to manage credit and interest rate (e.g., duration, yield curve) risks within its portfolio. Swap transactions are contracts negotiated over-the-counter (“OTC”) between a fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, on the Statement of Assets and Liabilities and are amortized over the term of the swap. The value of OTC swap contract agreements are recorded as either an asset or a liability on the Statement of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited, which is considered restricted, is reported as Deposits with broker for swap contracts collateral on the Statement of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statement of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as Net change in unrealized appreciation/(depreciation) on swap contracts on the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.

The Fund’s OTC swap contract agreements are subject to master netting arrangements.

Credit Default Swap Contracts–During the six months ended June 30, 2026, the Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap

Notes to Financial Statements (unaudited)(continued)

in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected on the Statement of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with identical reference obligations.

Inflation-Linked Swap Contracts–During the six months ended June 30, 2026, the Fund entered into inflation-linked derivatives, such as Consumer Price Index Swap Contract Agreements (“CPI swap contracts”). A CPI swap contract is a contract in which one party agrees to pay a fixed rate in exchange for a variable rate, which is the rate of change in the CPI during the life of the contract. Payments are based on a notional amount of principal. The Fund will normally enter into CPI swap contracts on a zero coupon basis, meaning that the floating rate will be based on the cumulative CPI during the life of the contract, and the fixed rate will compound until the swap contract’s maturity date, at which point the payments are netted. The swap contracts are valued daily and any unrealized gain/(loss) is included in the Net change in unrealized appreciation/(depreciation) on swap contracts in the Fund’s Statement of Operations. A liquidation payment received or made at the termination or maturity of the swap contract is recorded in realized gain/(loss) and is included in Net realized gain/(loss) on swap contracts in the Fund’s Statement of Operations. Daily changes in valuation of centrally cleared CPI swap contracts, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. For the centrally cleared CPI swap contracts, there was minimal counterparty risk to the Fund since such CPI swap contracts entered into were traded through a central clearinghouse, which guarantees against default.

Interest Rate Swap Contracts–During the six months ended June 30, 2026, the Fund entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate, while the other is typically based on a fixed interest rate.

Summary of Derivatives Information–As of June 30, 2026, the Fund in the table below had the following derivatives at fair value, grouped into appropriate risk categories and respective location on the Statement of Assets and Liabilities:

Notes to Financial Statements (unaudited)(continued)

Series Fund—Short Duration Income Portfolio
Asset Derivatives	Statement of Assets and Liabilities Location	Interest Rate Risk	Credit Risk	Inflation Linked Risk
Centrally Cleared CPI Swap Contracts(1)	Variation margin for centrally cleared swap contract agreements	–	–	$601
Centrally Cleared Credit Default Swap Contracts(1)	Variation margin for centrally cleared swap contract agreements	–	$108,023	–
Liability Derivatives
Centrally Cleared Credit Default Swap Contracts(1)	Variation margin for centrally cleared swap contract agreements	–	$1,825	–
Futures Contracts(2)	Variation margin for futures contracts	$105,742	–	–

(1)	Includes the value of centrally cleared swap contracts as reported in the Schedule of Investments. Only current day’s variation margin, presented as either a receivable or a payable, is reported within the Statement of Assets and Liabilities.
(2)	Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin, presented as either a receivable or a payable, is reported within the Statement of Assets and Liabilities.

The following table presents the effect of derivatives for the Fund on the Statement of Operations for the six months ended June 30, 2026:

Series Fund—Short Duration Income Portfolio
	Statement of Operations Location	Inflation Linked/ Interest Rate Risk	Credit Risk
Amount of Realized Gain/(Loss) on Derivatives
CPI/Interest Rate Swap Contracts	Net realized gain/(loss) on swap contracts	$(271,804)	–
Credit Default Swap Contracts	Net realized gain/(loss) on swap contracts	–	$12,935
Futures Contracts	Net realized gain/(loss) on futures contracts	$(326,617)	–
Amount of Net Change in Unrealized Appreciation/(Depreciation) on Derivatives
CPI/Interest Rate Swap Contracts	Net change in unrealized appreciation/(depreciation) on swap contracts	$ 188,136	–
Credit Default Swap Contracts	Net change in unrealized appreciation/(depreciation) on swap contracts	–	$3,467
Futures Contracts	Net change in unrealized appreciation/(depreciation) on futures contracts	$(162,358)	–
Average derivatives volume calculated based on the number of contracts or notional amounts
CPI/Interest Rate Swap Contracts		$10,355,714	–
Credit Default Swap Contracts		–	$4,935,646
Futures Contracts		476	–

Notes to Financial Statements (unaudited)(continued)

4.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management fee agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $1 billion	.35%
Next $1 billion	.30%
Over $2 billion	.25%

For the six months ended June 30, 2026, the effective management fee, net of any applicable waiver, was at an annualized rate of .32% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of ..04% of the Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly.

Effective May 1, 2026 and continuing through April 30, 2027, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses for each class, excluding certain of the Fund’s expenses, to the following annual rates:

	Effective May 1, 2026
	Classes
Fund	VC	I
Short Duration Income Portfolio	.72%	.47%

All contractual management fee waivers and expense reimbursement agreements between the Fund and Lord Abbett may be terminated only on approval of the Board.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily NAV of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in non-12b-1 service fees in the Statement of Operations. The Fund’s Class I Shares are not subject to a non-12b-1 shareholder service fee. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. This amount is included in Shareholder servicing in the Statement of Operations. These servicing fees are accrued daily and payable monthly.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

Notes to Financial Statements (unaudited)(continued)

5.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2026 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Series Fund-Short Duration Income Portfolio	$ –	$ –	$ –	$ –

The tax character of distributions paid during the period ended December 31, 2025 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Series Fund-Short Duration Income Portfolio	$6,787,489	$ –	$ –	$6,787,489

Net capital losses recognized by the Funds may be carried forward indefinitely and retain their character as short-term and/or long-term losses. Capital losses incurred that will be carried forward are as follows:

Fund	Short-Term Losses	Long-Term Losses	Net Capital Losses
Series Fund-Short Duration Income Portfolio	$(2,015,659)	$(10,209,776)	$(12,225,435)

As of June 30, 2026, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for the Fund are shown below. The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable to the tax treatment of certain securities, other financial instruments and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Series Fund-Short Duration Income Portfolio	$174,419,599	$553,079	$(2,048,344)	$(1,495,265)

Notes to Financial Statements (unaudited)(continued)

6.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2026 were as follows:

U.S. Government Purchases	Non-U.S. Government Purchases	U.S. Government Sales	Non-U.S. Government Sales
$65,547,766	$86,593,869	$65,430,886	$69,316,631

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the 1940 Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2026, the Fund did not engage in cross-trade purchases or sales.

7.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of a portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees in the Statement of Operations and in Directors’ fees payable in the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	LINE OF CREDIT

For the period ended June 4, 2026, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.675 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $300 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 5, 2026, the Participating Funds renewed the Syndicated Facility for $1.8 billion. The Participating Funds are subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $500 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended June 4, 2026, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 5, 2026, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same borrowing limits as were in place prior to the renewal.

Notes to Financial Statements (unaudited)(continued)

Interest associated with these credit facilities is charged to each Fund based on its borrowings generally at an amount above the Federal Funds rate or at the negotiated rate for swing line loans. In addition, there is a fee computed at an annual rate of 0.20% on the daily unused portion of the Syndicated Facility which is allocated among the Participating Funds at the end of each quarter and is included with Other Expenses on the Statement of Operations. There is no fee associated with the unused portion of the Bilateral Facility.

These credit facilities are to be used for short-term working capital purposes as additional sources of liquidity to satisfy redemptions.

For the six months ended June 30, 2026, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

9.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended June 30, 2026, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

11.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income, if any, in the Fund’s Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

Notes to Financial Statements (unaudited)(continued)

As of June 30, 2026, the Fund did not have any securities on loan.

12.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in fixed income securities, including the risk that issuers will fail to make timely payments of principal or interest or default altogether. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when interest rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal and/or interest to the Fund, a risk that is greater with high-yield bonds (sometimes called “junk bonds”) in which the Fund may substantially invest. Some issuers, particularly of high-yield bonds, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High-yield bonds are subject to greater price fluctuations, as well as additional risks. The market for below investment grade securities may be less liquid, which may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

The Fund is subject to the general risks and considerations associated with investing in convertible securities, which have both equity and fixed income risk characteristics, including market, credit, liquidity, and interest rate risks. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

The Fund’s investment exposure to foreign (which may include emerging market) companies presents increased market, liquidity, currency, political, information and other risks. As compared with companies organized and operated in the U.S., these companies may be more vulnerable to economic, political and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, and foreign taxes. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets. The cost of the Fund’s potential use of forward foreign currency exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions prevailing.

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly

Notes to Financial Statements (unaudited)(continued)

forecast market movements, changes in foreign exchange and interest rates, and other factors. If the Fund incorrectly forecasts these and other factors, its performance could suffer. The Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

The Fund may invest in swap contracts. Swap contracts are bi-lateral agreements between a fund and its counterparty. Each party is exposed to the risk of default by the other. In addition, they may involve a small investment of cash compared to the risk assumed with the result that small changes may produce disproportionate and substantial gains or losses to the Fund.

The Fund may invest in credit default swap contracts. The risks associated with the Fund’s investment in credit default swaps are greater than if the Fund invested directly in the reference obligation because they are subject to illiquidity risk, counterparty risk, and credit risk at both the counterparty and underlying issuer levels.

The Fund may invest in floating rate or adjustable rate senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships, or other business entities. The senior loans in which the Fund may invest may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. In addition, senior loans may be subject to structural subordination.

The Fund is subject to the risk of investing a significant portion of its assets in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Consequently, the Fund may be required to look principally to the agency issuing or guaranteeing the obligation. In addition, the Fund may invest in non-agency backed and mortgage related securities, which are issued by the private institutions, not by the government-sponsored enterprises. Such securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults, and changes in prevailing interest rates. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current markets rates. The prepayment rate also will affect the price and volatility of a mortgage-related security. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprise involved, not by the U.S. Government.

Geopolitical and other events, such as war, acts of terrorism, tariffs and other restrictions on trade, natural disasters, the spread of infectious illnesses, epidemics and pandemics,

Notes to Financial Statements (unaudited)(concluded)

environmental and other public health issues, supply chain disruptions, inflation, recessions or other events, and governments’ reactions to such events, may lead to increased market volatility and instability in world economies and markets generally and may have adverse effects on the performance of the Fund and its investments.

A widespread health crisis, such as a global pandemic, could cause substantial market volatility, impact the ability to complete redemptions, and adversely impact the Fund’s performance. For example, the effects to public health, business and market conditions resulting from the COVID-19 pandemic have had, and may in the future have, a significant negative impact on the performance of the Fund’s investments, including exacerbating other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

It is difficult to accurately predict or foresee when events or conditions affecting the U.S. or global financial markets, economies, and issuers may occur, the effects of such events or conditions, potential escalations or expansions of these events, possible retaliations in response to sanctions or similar actions and the duration or ultimate impact of those events. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance and your investment in the Fund.

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2026 (unaudited)		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Class VC Shares
Shares sold	1,450,479	$19,329,497	3,311,224	$44,639,243
Reinvestment of distributions	–	–	513,038	6,787,489
Shares reacquired	(741,542)	(9,875,674)	(2,343,017)	(31,348,629)
Increase	708,937	$9,453,823	1,481,245	$20,078,103
Class I Shares(a)
Shares sold	2,675	$26,756	–	–
Shares reacquired	(1,667)	(16,671)	–	–
Increase	1,008	$10,085	–	–
(a)	For the period May 1, 2026, commencement of operations, to June 30, 2026.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Directors, Officers, and Others

Remuneration paid to directors, officers, and others is included in “Directors’ Remuneration” under Item 7 of this Form N-CSR.

Statement Regarding Basis for Approval of Investment Advisory Contract

The Board, including all of the Directors who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about the Fund’s investment performance compared to the performance of two benchmarks. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. The Independent Directors also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”) and the investment performance of two benchmarks; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability to Lord Abbett of providing management and administrative services to the Fund; (8) information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to the Fund, including investment research, portfolio management, risk oversight and trading, and Lord Abbett’s commitment to compliance with all applicable

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

legal requirements and investments undertaken to enhance its compliance oversight. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business, although the Board was mindful that other conflicts of interest may exist. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. The Board observed that differences in fee rates between these clients and the Lord Abbett Funds are not uniform when examined on a fund-by-fund basis, suggesting that differences in the pricing of investment management services to these clients may reflect a variety of factors, including historical competitive forces operating in separate marketplaces. The Board considered the fact that in many instances, fee rates are higher on average for mutual fund clients than for other clients. The Board did not rely on these comparisons to any significant extent in reaching their decision. After reviewing these and related factors, the Board concluded that the Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance peer group and two benchmarks as of various periods ended June 30, 2025. The Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-, five- and ten-year periods but below the median of the performance peer group for the three-year period. The Board considered Lord Abbett’s explanation of the Fund’s performance. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and other factors, including those described below, the Board concluded that the Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and strategy, and other services provided to the Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, the resources made available to them, Lord Abbett’s investment methodologies and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s oversight of third-party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of the Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group and the nature of the Fund’s expense peer group. It also considered how each of the expense level and the actual management fee rates of the Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. The Board observed that, the Fund’s net total expense ratio and actual management fee were below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

its overall approval of the Agreement, that the management fee schedule in place for the Fund was reasonable in light of all of the factors it considered, including the nature, quality and extent of services provided by Lord Abbett.

Profitability. The Board considered the level of Lord Abbett’s operating margin in managing the Fund, including the administrative services it provides to the Fund, and reviewed Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether the Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins, excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins without those exclusions in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to the Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to the Fund was not excessive.

Economies of Scale. The Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from any such economies of scale, and whether, to the extent there were economies of scale, there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Funds. The Board also considered the Fund’s existing management fee schedule, with contractual breakpoints in the level of the management fee, and the Fund’s expense limitation agreement. Based on these considerations, the Board concluded that any economies of scale were adequately addressed in respect of the Fund.

Other Benefits to Lord Abbett. The Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services, such as the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, that the Distributor may retain a portion of the 12b-1 fees it receives, and that the Distributor receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions, including its mutual fund clients.

Statement Regarding Basis for Approval of Investment Advisory Contract (concluded)

Alternative Arrangements. The Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the Agreement. In considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by

LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Series Fund, Inc. Short Duration Income Portfolio	SFSDI-PORT-3 (08/26)

LORD ABBETT
FINANCIAL STATEMENTS
AND OTHER IMPORTANT
INFORMATION

Lord Abbett

Series Fund—Total Return Portfolio

For the six-month period ended June 30, 2026

1	Schedule of Investments (Item 7)

26	Statement of Assets and Liabilities (Item 7)

27	Statement of Operations (Item 7)

28	Statements of Changes in Net Assets (Item 7)

30	Financial Highlights (Item 7)

32	Notes to Financial Statements (Item 7)

46	Changes in and Disagreements with Accountants (Item 8)

46	Proxy Disclosures (Item 9)

46	Remuneration Paid to Directors, Officers, and Others (Item 10)

46	Statement Regarding Basis for Approval of Investment Advisory Contract (Item 11)

Schedule of Investments (unaudited)

June 30, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 115.16%

ASSET-BACKED SECURITIES 14.58%

Automobiles 7.10%
AmeriCredit Automobile Receivables Trust Series 2022-2 Class C	5.32%	4/18/2028	$481,095	$482,519
BofA Auto Trust Series 2024-1A Class A3†	5.35%	11/15/2028	486,698	488,930
BofA Auto Trust Series 2026-1A Class A3†	4.18%	10/15/2030	1,705,000	1,694,777
Bridgecrest Lending Auto Securitization Trust Series 2025-2 Class A3	4.78%	12/15/2028	569,914	570,868
CarMax Auto Owner Trust Series 2023-1 Class B	4.98%	1/16/2029	2,130,000	2,137,408
CarMax Auto Owner Trust Series 2023-2 Class A4	5.01%	11/15/2028	160,000	160,669
CarMax Select Receivables Trust Series 2024-A Class A3	5.40%	11/15/2028	971,048	975,648
Citizens Auto Receivables Trust Series 2024-2 Class A4†	5.26%	4/15/2031	1,821,000	1,837,705
CPS Auto Receivables Trust Series 2022-B Class E†	7.14%	10/15/2029	1,104,702	1,112,449
CPS Auto Receivables Trust Series 2024-A Class D†	6.13%	4/15/2030	1,005,000	1,017,364
CPS Auto Receivables Trust Series 2024-D Class C†	4.76%	1/15/2031	1,555,000	1,554,227
CPS Auto Receivables Trust Series 2026-B Class C†	4.93%	7/15/2032	815,000	812,977
Drive Auto Receivables Trust Series 2025-2 Class A3	4.14%	9/15/2032	1,135,000	1,133,351
Enterprise Fleet Financing LLC Series 2023-1 Class A3†	5.42%	10/22/2029	886,088	888,886
Enterprise Fleet Financing LLC Series 2024-1 Class A3†	5.16%	9/20/2030	650,000	655,723
Exeter Automobile Receivables Trust Series 2023-3A Class D	6.68%	4/16/2029	870,000	880,670
Exeter Automobile Receivables Trust Series 2023-4A Class D	6.95%	12/17/2029	720,000	731,173
Exeter Automobile Receivables Trust Series 2024-3A Class B	5.57%	9/15/2028	289,449	289,716
Exeter Automobile Receivables Trust Series 2024-4A Class C	5.48%	8/15/2030	688,000	692,716
Exeter Automobile Receivables Trust Series 2024-5A Class C	4.64%	1/15/2030	1,060,000	1,061,640
Exeter Automobile Receivables Trust Series 2025-2A Class B	4.92%	9/17/2029	1,450,000	1,452,731
Exeter Automobile Receivables Trust Series 2025-3A Class B	4.86%	2/15/2030	745,000	747,401
Ford Credit Auto Owner Trust Series 2023-2 Class A†	5.28%	2/15/2036	990,000	1,006,871
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A1†	5.29%	4/15/2029	3,275,000	3,302,169

See Notes to Financial Statements.	1

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
GM Financial Automobile Leasing Trust Series 2024-3 Class A3	4.21%	10/20/2027	$754,285	$754,509
GM Financial Automobile Leasing Trust Series 2026-1 Class A4	3.98%	1/22/2030	1,270,000	1,259,167
GM Financial Consumer Automobile Receivables Trust Series 2023-4 Class B	6.16%	4/16/2029	675,000	685,926
GM Financial Revolving Receivables Trust Series 2022-1 Class A†	5.91%	10/11/2035	1,410,000	1,438,480
Harley-Davidson Motorcycle Trust Series 2023-B Class A4	5.78%	4/15/2031	811,000	821,493
Huntington Auto Trust Series 2024-1A Class A3†	5.23%	1/16/2029	863,795	867,765
Hyundai Auto Lease Securitization Trust Series 2025-B Class B†	4.94%	8/15/2029	730,000	732,376
LAD Auto Receivables Trust Series 2023-2A Class D†	6.30%	2/15/2031	1,575,000	1,587,521
Nissan Auto Lease Trust Series 2025-A Class A3	4.75%	3/15/2028	1,555,000	1,561,034
OneMain Direct Auto Receivables Trust Series 2023-1A Class A†	5.41%	11/14/2029	759,861	763,227
Santander Drive Auto Receivables Trust Series 2024-1 Class C	5.45%	3/15/2030	620,000	623,689
Santander Drive Auto Receivables Trust Series 2024-2 Class C	5.84%	6/17/2030	615,000	622,704
Santander Drive Auto Receivables Trust Series 2025-2 Class B	4.87%	5/15/2031	1,010,000	1,015,437
Santander Drive Auto Receivables Trust Series 2025-4 Class C	4.52%	1/15/2032	1,995,000	1,983,318
SBNA Auto Receivables Trust Series 2024-A Class A3†	5.32%	12/15/2028	193,709	193,893
Toyota Lease Owner Trust Series 2025-A Class A3†	4.75%	2/22/2028	895,000	896,954
Westlake Automobile Receivables Trust Series 2023-1A Class C†	5.74%	8/15/2028	349,865	350,300
Westlake Automobile Receivables Trust Series 2024-2A Class C†	5.68%	3/15/2030	1,535,000	1,547,735
World Omni Auto Receivables Trust Series 2024-B Class A3	5.27%	9/17/2029	1,270,035	1,277,409
World Omni Automobile Lease Securitization Trust Series 2025-A Class B	4.68%	5/15/2030	1,420,000	1,421,228
World Omni Select Auto Trust Series 2025-A Class A2A	4.14%	5/15/2030	622,586	621,901
Total				46,714,654

2	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Credit Card 0.53%
First National Master Note Trust Series 2024-1 Class A	5.34%		5/15/2030	$1,200,000	$1,210,171
WF Card Issuance Trust Series 2024-A1 Class A	4.94%		2/15/2029	859,000	863,143
World Financial Network Credit Card Master Note Trust Series 2024-B Class A	4.62%		5/15/2031	1,430,000	1,433,708
Total					3,507,022

Other 6.95%
AB BSL CLO 3 Ltd. Series 2021-3A Class BR†	5.225% (3 mo. USD Term SOFR + 1.55%	)#	4/20/2038	1,000,000	1,001,607
ACREC LLC Series 2026-FL5 Class A†	4.95% (1 mo. USD Term SOFR + 1.35%	)#	7/18/2043	390,000	390,331
Affirm Master Trust Series 2025-3A Class A†	4.45%		10/16/2034	1,010,000	1,002,805
Affirm Master Trust Series 2026-1A Class A†	4.37%		2/15/2034	1,105,000	1,099,463
Arbor Realty Commercial Real Estate Notes LLC Series 2026-FL1 Class A†	5.139% (1 mo. USD Term SOFR + 1.50%	)#	9/20/2043	780,000	782,925
ARES Loan Funding V Ltd. Series 2024-ALF5AR Class A1R†	4.851% (3 mo. USD Term SOFR + 1.22%	)#	7/25/2037	1,630,000	1,630,585
Avant Loans Funding Trust Series 2024-REV1 Class A†	5.92%		10/15/2033	1,240,000	1,241,907
Ballyrock CLO Ltd. Series 2024-22AR Class A2R†	5.125% (3 mo. USD Term SOFR + 1.50%	)#	7/15/2039	1,080,000	1,084,382
Barrow Hanley CLO III Ltd. Series 2024-3A Class AR†	4.891% (3 mo. USD Term SOFR + 1.27%	)#	4/20/2038	1,240,000	1,241,240
BlueMountain CLO XXIX Ltd. Series 2020-29AR Class BR2†	5.185% (3 mo. USD Term SOFR + 1.55%	)#	7/25/2034	1,560,000	1,561,064
BSPDF Issuer LLC Series 2026-FL3 Class A†	5.087% (1 mo. USD Term SOFR + 1.45%	)#	9/18/2043	680,000	682,128
BSPDF Issuer LLC Series 2026-FL4 Class A†	5.087% (1 mo. USD Term SOFR + 1.45%	)#	11/18/2043	1,000,000	1,000,819
BSPRT Issuer LLC Series 2025-FL12 Class A†	5.022% (1 mo. USD Term SOFR + 1.39%	)#	1/17/2043	710,000	712,009
Cajun Global LLC Series 2025-2A Class A2†	5.912%		11/20/2055	550,000	549,457
Cherry Securitization Trust Series 2025-1A Class A†	6.13%		11/15/2032	920,000	929,220
DLLAD LLC Series 2023-1A Class A4†	4.80%		6/20/2030	1,780,000	1,787,002
Driven Brands Funding LLC Series 2025-1A Class A2†	5.296%		10/20/2055	547,250	532,225

See Notes to Financial Statements.	3

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
GreatAmerica Leasing Receivables Funding LLC Series 2026-1 Class A3†	4.76%		9/16/2030	$965,000	$970,776
GreenSky Home Improvement Issuer Trust Series 2026-REV1 Class A†	4.93%		5/15/2041	1,410,000	1,410,496
KKR CLO 35 Ltd. Series 35A Class BR†	5.275% (3 mo. USD Term SOFR + 1.60%	)#	1/20/2038	1,280,000	1,280,703
Lending Funding Trust Series 2020-2A Class A†	2.32%		4/21/2031	660,731	654,975
LoanCore Issuer Ltd. Series 2025-CRE8 Class A†	5.021% (1 mo. USD Term SOFR + 1.39%	)#	8/17/2042	1,080,000	1,082,098
Mariner Finance Issuance Trust Series 2021-AA Class A†	1.86%		3/20/2036	899,998	890,055
MF1 LLC Series 2026-FL22 Class A†	5.037% (1 mo. USD Term SOFR + 1.40%	)#	11/18/2043	1,630,000	1,633,412
Neuberger Berman Loan Advisers CLO 54 Ltd. Series 2024-54AR Class AR†	4.823% (3 mo. USD Term SOFR + 1.20%	)#	4/23/2038	1,620,000	1,629,064
PEAC Solutions Receivables LLC Series 2024-1A Class A3†	5.64%		11/20/2030	1,400,000	1,417,493
PEAC Solutions Receivables LLC Series 2024-2A Class A2†	4.74%		4/20/2027	187,177	187,357
PFP Ltd. Series 2026-13 Class A†	5.137% (1 mo. USD Term SOFR + 1.50%	)#	8/18/2043	1,070,000	1,075,441
PFP Ltd. Series 2026-14 Class A†	4.97% (1 mo. USD Term SOFR + 1.32%	)#	12/18/2043	1,010,000	1,010,474
Post Road Equipment Finance LLC Series 2026-1A Class A2†	4.47%		1/18/2033	2,340,000	2,334,364
RAD CLO 27 Ltd. Series 2024-27A Class A1†	4.993% (3 mo. USD Term SOFR + 1.32%	)#	1/15/2038	890,000	890,969
Regatta XXVIII Funding Ltd. Series 2024-2AR Class A2R†	5.128% (3 mo. USD Term SOFR + 1.40%	)#	7/25/2039	470,000	470,200
SEB Funding LLC Series 2026-1A Class A2†	6.665%		1/30/2056	1,310,000	1,301,499
T-Mobile U.S. Trust Series 2024-2A Class A†	4.25%		5/21/2029	1,235,000	1,235,043
U.S. Bank C&I Credit-Linked Notes Series 2025-SUP2 Class B1†	4.818%		9/25/2032	439,181	431,606
Verdant Receivables LLC Series 2025-1A Class A3†	4.96%		5/12/2033	2,525,000	2,536,941
Verizon Master Trust Series 2024-3 Class A1A	5.34%		4/22/2030	1,775,000	1,790,578
Verizon Master Trust Series 2024-6 Class A1A	4.17%		8/20/2030	1,155,000	1,154,005
Verizon Master Trust Series 2025-3 Class A1A	4.51%		3/20/2030	615,000	616,213
Warwick Capital CLO 2 Ltd. Series 2023-2A Class A2R†	5.211% (3 mo. USD Term SOFR + 1.55%	)#	3/15/2039	800,000	800,662

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Warwick Capital CLO 6 Ltd. Series 2025-6A Class A1†	5.105% (3 mo. USD Term SOFR + 1.43%	)#	7/20/2038	$1,665,000	$1,668,974
Total					45,702,567
Total Asset-Backed Securities (cost $95,917,944)					95,924,243

				Shares

COMMON STOCKS 0.01%

Diversified Telecommunication Services 0.01%
Luxco Co. Ltd.*(a) (cost $54,808)				3,060	61,118

				Principal Amount

CORPORATE BONDS 40.61%

Aerospace/Defense 0.72%
ATI, Inc.	5.875%		6/15/2033	$238,000	241,448
ATI, Inc.	7.25%		8/15/2030	626,000	650,381
Hexcel Corp.	5.875%		2/26/2035	1,077,000	1,116,653
Howmet Aerospace, Inc.	3.75%		3/3/2028	729,000	720,503
Northrop Grumman Corp.	3.25%		1/15/2028	1,315,000	1,292,639
TransDigm, Inc.†	6.75%		1/31/2034	693,000	711,312
Total					4,732,936

Agriculture 0.69%
Altria Group, Inc.	4.875%		2/4/2028	1,779,000	1,788,251
BAT Capital Corp.	5.625%		8/15/2035	643,000	662,896
Imperial Brands Finance PLC (United Kingdom)†(b)	5.875%		7/1/2034	1,318,000	1,356,057
Japan Tobacco, Inc. (Japan)†(b)	5.85%		6/15/2035	697,000	729,901
Total					4,537,105

Airlines 0.20%
JetBlue Airways Corp./JetBlue Loyalty LP†	9.875%		9/20/2031	702,000	636,761
United Airlines Holdings, Inc.	4.875%		3/1/2029	674,000	667,790
Total					1,304,551

Auto Manufacturers 0.75%
Ford Motor Credit Co. LLC	2.90%		2/10/2029	901,000	848,164
Ford Motor Credit Co. LLC	5.303%		9/6/2029	754,000	751,441
Ford Motor Credit Co. LLC	7.20%		6/10/2030	831,000	876,121
JB Poindexter & Co., Inc.†	8.75%		12/15/2031	618,000	636,154
Nissan Motor Acceptance Co. LLC†	7.05%		9/15/2028	918,000	941,232

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Auto Manufacturers (continued)
Stellantis Financial Services U.S. Corp.†	5.40%		6/15/2029	$412,000	$410,604
Toyota Motor Credit Corp.	4.55%		9/20/2027	504,000	505,675
Total					4,969,391

Auto Parts & Equipment 0.20%
Clarios Global LP/Clarios U.S. Finance Co.†	6.75%		9/15/2032	635,000	648,923
ZF North America Capital, Inc.†	6.75%		4/23/2030	648,000	643,114
Total					1,292,037

Banks 7.22%
ABN AMRO Bank NV (Netherlands)†(b)	3.324% (5 yr. CMT + 1.90%	)#	3/13/2037	800,000	719,994
Banco de Credito del Peru SA (Peru)†(b)	5.65% (5 yr. CMT + 1.96%	)#	1/15/2037	1,080,000	1,086,588
Bank of America Corp.	2.087% (SOFR + 1.06%	)#	6/14/2029	2,750,000	2,619,093
Bank of America Corp.	3.97% (3 mo. USD Term SOFR + 1.33%	)#	3/5/2029	3,996,000	3,953,904
BankUnited, Inc.	5.125%		6/11/2030	501,000	497,547
Cassa Depositi e Prestiti SpA (Italy)(b)	4.375%		10/1/2030	1,843,000	1,817,813
Citigroup, Inc.	3.887% (3 mo. USD Term SOFR + 1.82%	)#	1/10/2028	1,186,000	1,182,081
Citigroup, Inc.	3.98% (3 mo. USD Term SOFR + 1.60%	)#	3/20/2030	2,173,000	2,131,358
Citizens Financial Group, Inc.	5.718% (SOFR + 1.91%	)#	7/23/2032	1,956,000	2,008,283
First Citizens BancShares, Inc.	5.60% (5 yr. CMT + 1.85%	)#	9/5/2035	1,324,000	1,300,422
Goldman Sachs Group, Inc.	2.383% (SOFR + 1.25%	)#	7/21/2032	1,193,000	1,054,710
Goldman Sachs Group, Inc.	4.153% (SOFR + 0.90%	)#	10/21/2029	1,106,000	1,090,529
Goldman Sachs Group, Inc.	5.094% (SOFR + 1.34%	)#	4/20/2034	731,000	728,275
JPMorgan Chase & Co.	2.069% (SOFR + 1.02%	)#	6/1/2029	924,000	881,023
JPMorgan Chase & Co.	3.54% (3 mo. USD Term SOFR + 1.64%	)#	5/1/2028	1,436,000	1,424,388
JPMorgan Chase & Co.	5.148% (SOFR + 1.26%	)#	4/23/2037	645,000	640,598
JPMorgan Chase & Co.	5.193% (SOFR + 1.30%	)#	2/5/2037	1,669,000	1,642,084
JPMorgan Chase & Co.	5.294% (SOFR + 1.46%	)#	7/22/2035	739,000	746,974

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
JPMorgan Chase & Co.	5.576% (SOFR + 1.64%	)#	7/23/2036	$759,000	$770,850
Macquarie Group Ltd. (Australia)†(b)	4.654% (3 mo. USD Term SOFR + 1.99%	)#	3/27/2029	1,500,000	1,496,336
Morgan Stanley	2.239% (SOFR + 1.18%	)#	7/21/2032	1,171,000	1,027,513
Morgan Stanley	5.25% (SOFR + 1.87%	)#	4/21/2034	444,000	446,922
Morgan Stanley	5.296% (SOFR + 1.41%	)#	4/10/2037	652,000	649,006
Morgan Stanley	5.297% (SOFR + 2.62%	)#	4/20/2037	907,000	903,590
Morgan Stanley	5.32% (SOFR + 1.56%	)#	7/19/2035	713,000	716,733
Morgan Stanley	5.424% (SOFR + 1.88%	)#	7/21/2034	912,000	926,492
PNC Financial Services Group, Inc.	5.676% (SOFR + 1.90%	)#	1/22/2035	916,000	944,281
Truist Financial Corp.	5.711% (SOFR + 1.92%	)#	1/24/2035	1,332,000	1,372,053
U.S. Bancorp	4.839% (SOFR + 1.60%	)#	2/1/2034	1,407,000	1,388,699
UBS Group AG (Switzerland)†(b)	1.494% (1 yr. CMT + 0.85%	)#	8/10/2027	1,717,000	1,711,009
UBS Group AG (Switzerland)†(b)	4.703% (1 yr. CMT + 2.05%	)#	8/5/2027	869,000	869,007
UBS Group AG (Switzerland)†(b)	4.988% (1 yr. CMT + 2.40%	)#	8/5/2033	757,000	752,902
UBS Group AG (Switzerland)†(b)	6.327% (1 yr. CMT + 1.60%	)#	12/22/2027	662,000	667,590
Wells Fargo & Co.	2.393% (SOFR + 2.10%	)#	6/2/2028	3,925,000	3,847,448
Wells Fargo & Co.	3.584% (3 mo. USD Term SOFR + 1.57%	)#	5/22/2028	1,873,000	1,857,574
Westpac Banking Corp. (Australia)(b)	3.371%		6/7/2027	1,618,000	1,605,773
Total					47,479,442

Biotechnology 0.45%
Amgen, Inc.	5.15%		3/2/2028	2,110,000	2,130,534
Regeneron Pharmaceuticals, Inc.	2.80%		9/15/2050	1,309,000	801,118
Total					2,931,652

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Building Materials 0.20%
EMRLD Borrower LP/Emerald Co-Issuer, Inc.†	6.75%	7/15/2031	$651,000	$675,334
Smyrna Ready Mix Concrete LLC†	6.00%	11/1/2028	631,000	632,610
Total				1,307,944

Chemicals 0.31%
Celanese U.S. Holdings LLC	7.00%	2/15/2031	1,286,000	1,324,534
Rain Carbon, Inc.†	12.25%	9/1/2029	645,000	688,753
Total				2,013,287

Coal 0.10%
SunCoke Energy, Inc.†	4.875%	6/30/2029	709,000	671,391

Commercial Services 0.53%
Allied Universal Holdco LLC†	7.875%	2/15/2031	633,000	662,067
CompoSecure Holdings LLC†	5.625%	2/1/2033	661,000	645,676
EquipmentShare.com, Inc.†	9.00%	5/15/2028	623,000	636,309
Global Payments, Inc.	2.90%	11/15/2031	1,102,000	971,623
Herc Holdings, Inc.†	7.25%	6/15/2033	562,000	586,310
Total				3,501,985

Computers 0.18%
Gartner, Inc.†	4.50%	7/1/2028	1,188,000	1,167,197

Cosmetics/Personal Care 0.10%
Opal Bidco SAS (France)†(b)	6.50%	3/31/2032	661,000	674,683

Diversified Financial Services 2.25%
Aircastle Ltd.†	2.85%	1/26/2028	1,114,000	1,080,740
Aircastle Ltd.†	6.50%	7/18/2028	998,000	1,027,670
Atlas Warehouse Lending Co. LP†	4.95%	11/15/2030	885,000	872,845
Aviation Capital Group LLC†	4.875%	1/28/2033	426,000	414,675
Aviation Capital Group LLC†	6.375%	7/15/2030	1,471,000	1,543,582
Aviation Capital Group LLC†	6.75%	10/25/2028	594,000	617,338
Avilease Capital Ltd. (Cayman Islands)†(b)	5.50%	6/30/2031	980,000	987,652
Avolon Holdings Funding Ltd. (Ireland)†(b)	2.528%	11/18/2027	133,000	129,095
Avolon Holdings Funding Ltd. (Ireland)†(b)	6.375%	5/4/2028	470,000	482,265
Citadel Securities Global Holdings LLC†	6.20%	6/18/2035	1,656,000	1,693,892
Jane Street Group/JSG Finance, Inc.†	6.75%	5/1/2033	798,000	821,071
LPL Holdings, Inc.†	4.00%	3/15/2029	1,291,000	1,255,395
LPL Holdings, Inc.	5.75%	6/15/2035	747,000	749,186
Muthoot Finance Ltd. (India)(b)	6.375%	4/23/2029	750,000	751,585
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	913,000	911,697

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
Nuveen LLC†	5.85%		4/15/2034	$936,000	$958,885
OneMain Finance Corp.	7.50%		5/15/2031	497,000	513,763
Total					14,811,336

Electric 4.17%
AEP Texas, Inc.	5.20%		4/15/2036	663,000	654,238
AES Corp.†	3.95%		7/15/2030	1,193,000	1,143,256
Capital Power U.S. Holdings, Inc.†	6.189%		6/1/2035	1,259,000	1,305,325
Chpe LLC†	5.10%		6/30/2033	460,000	458,923
Chpe LLC†	5.35%		6/30/2036	775,000	772,858
Comision Federal de Electricidad (Mexico)†(b)	6.045%		1/28/2034	357,000	349,946
Comision Federal de Electricidad (Mexico)(b)	6.45%		1/24/2035	666,000	666,761
Constellation Energy Generation LLC†	5.00%		2/1/2031	1,548,000	1,547,969
COX Asset Mexico SA de CV (Mexico)†(b)	7.75%		5/8/2036	635,000	650,240
Dominion Energy, Inc.	5.45%		3/15/2035	678,000	688,485
Electricite de France SA (France)(b)	4.50%		12/4/2069	400,000	286,689
Entergy Louisiana LLC	4.90%		4/15/2036	341,000	332,651
Entergy Mississippi LLC	5.05%		4/15/2036	1,009,000	992,397
Florida Power & Light Co.	5.60%		2/15/2066	658,000	633,992
Florida Power & Light Co.	5.80%		3/15/2065	405,000	403,412
Indiana Michigan Power Co.	5.60%		3/15/2056	305,000	297,091
Indianapolis Power & Light Co.†	5.65%		12/1/2032	1,762,000	1,826,424
ITC Holdings Corp.†	5.50%		4/15/2036	649,000	658,378
Louisville Gas & Electric Co.	5.85%		8/15/2055	669,000	673,582
Narragansett Electric Co.†	5.35%		5/1/2034	1,005,000	1,019,798
NRG Energy, Inc.†	4.45%		6/15/2029	537,000	529,103
NRG Energy, Inc.†	5.407%		10/15/2035	747,000	734,667
NRG Energy, Inc.†	6.00%		2/1/2033	796,000	800,557
Oglethorpe Power Corp.	5.80%		6/1/2054	620,000	610,254
Pacific Gas & Electric Co.	5.20%		5/1/2036	556,000	540,257
Pacific Gas & Electric Co.	5.80%		5/15/2034	1,611,000	1,647,465
PG&E Corp.	6.85% (5 yr. CMT + 3.23%	)#	9/15/2056	356,000	354,912
PSEG Power LLC†	5.75%		5/15/2035	983,000	1,003,896
Talen Energy Supply LLC†	6.25%		2/1/2034	773,000	768,626
Virginia Electric & Power Co.	4.95%		3/15/2036	345,000	337,826
Virginia Electric & Power Co.	5.05%		8/15/2034	1,793,000	1,795,065
Vistra Operations Co. LLC†	5.70%		12/30/2034	2,292,000	2,318,072
Vistra Operations Co. LLC†	7.75%		10/15/2031	591,000	618,579
Total					27,421,694

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electronics 0.68%
Flex Ltd.	5.25%	1/15/2032	$401,000	$401,606
Flex Ltd.	5.375%	11/13/2035	658,000	649,063
nVent Finance SARL (Luxembourg)(b)	4.55%	4/15/2028	2,361,000	2,352,131
Vontier Corp.	2.95%	4/1/2031	1,159,000	1,050,872
Total				4,453,672

Engineering & Construction 0.30%
MasTec, Inc.†	4.50%	8/15/2028	1,319,000	1,306,593
Weekley Homes LLC/Weekley Finance Corp.†	4.875%	9/15/2028	690,000	681,002
Total				1,987,595

Entertainment 0.26%
Flutter Treasury DAC (Ireland)†(b)	5.875%	6/4/2031	1,039,000	1,035,862
Pioneer Opco LLC†	7.00%	5/15/2033	641,000	653,086
Total				1,688,948

Equity Real Estate 0.13%
Kennedy-Wilson, Inc.†	7.00%	6/1/2031	839,000	858,158

Food 0.37%
JBS NV/JBS USA Foods Group Holdings, Inc./ JBS USA Food Co. Holdings (Netherlands)(b)	6.375%	4/15/2066	894,000	878,584
Pilgrim’s Pride Corp.	3.50%	3/1/2032	830,000	757,157
Smithfield Foods, Inc.†	2.625%	9/13/2031	936,000	827,730
Total				2,463,471

Gas 0.65%
CenterPoint Energy Resources Corp.	4.40%	7/1/2032	1,443,000	1,407,555
National Fuel Gas Co.	5.50%	5/15/2036	532,000	528,923
National Fuel Gas Co.	5.95%	3/15/2035	1,234,000	1,272,584
NiSource, Inc.	5.30%	5/18/2036	237,000	237,271
Piedmont Natural Gas Co., Inc.	3.50%	6/1/2029	836,000	811,382
Total				4,257,715

Health Care-Products 1.11%
180 Medical, Inc.†	5.30%	10/8/2035	1,037,000	1,019,067
Augusta SpinCo Corp.	4.945%	3/23/2033	639,000	635,278
Baxter International, Inc.	2.539%	2/1/2032	2,007,000	1,728,147
Baxter International, Inc.	5.65%	12/15/2035	1,952,000	1,937,100
Medline Borrower LP/Medline Co-Issuer, Inc.†	6.25%	4/1/2029	592,000	604,933
VSP Optical Group, Inc.†	5.40%	6/1/2033	326,000	326,980
VSP Optical Group, Inc.†	5.45%	12/1/2035	1,041,000	1,035,283
Total				7,286,788

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Health Care-Services 1.34%
Centene Corp.	2.45%		7/15/2028	$2,405,000	$2,286,606
CommonSpirit Health	5.318%		12/1/2034	638,000	639,278
Fresenius Medical Care U.S. Finance III, Inc.†	2.375%		2/16/2031	1,106,000	981,067
HCA, Inc.	5.50%		3/1/2032	1,727,000	1,765,288
HCA, Inc.	5.50%		6/1/2033	315,000	321,949
Icon Investments Six DAC (Ireland)(b)	6.00%		5/8/2034	1,243,000	1,277,982
UnitedHealth Group, Inc.	3.45%		1/15/2027	686,000	683,476
Universal Health Services, Inc.	2.65%		10/15/2030	936,000	841,945
Total					8,797,591

Home Furnishings 0.09%
Whirlpool Corp.	6.125%		6/15/2030	675,000	623,320

Insurance 1.15%
Arch Capital Group Ltd.	5.95%		6/15/2056	414,000	418,089
Brighthouse Financial Global Funding†	5.65%		6/10/2029	1,292,000	1,299,161
Brown & Brown, Inc.	2.375%		3/15/2031	2,445,000	2,171,497
CNO Global Funding†	5.875%		6/4/2027	1,145,000	1,158,099
Jackson National Life Global Funding†	4.60%		10/1/2029	1,025,000	1,010,879
New York Life Global Funding†	4.55%		1/28/2033	1,027,000	1,007,923
Sammons Financial Group Global Funding†	5.10%		12/10/2029	471,000	473,104
Total					7,538,752

Internet 1.49%
Amazon.com, Inc.	5.80%		3/13/2056	971,000	965,483
Beignet Investor LLC†	6.581%		5/30/2049	1,880,000	1,918,819
Meta Platforms, Inc.	5.625%		11/15/2055	750,000	680,079
Meta Platforms, Inc.	6.30%		5/15/2056	741,000	738,098
Prosus NV (Netherlands)(b)	4.027%		8/3/2050	856,000	600,536
Tencent Holdings Ltd. (China)†(b)	5.00%		6/16/2036	847,000	846,306
Uber Technologies, Inc.†	4.50%		8/15/2029	2,504,000	2,486,999
Weibo Corp. (China)(b)	3.375%		7/8/2030	1,698,000	1,593,933
Total					9,830,253

Iron-Steel 0.26%
Carpenter Technology Corp.†	5.625%		3/1/2034	652,000	652,322
Commercial Metals Co.†	5.75%		11/15/2033	656,000	652,482
Vale Overseas Ltd. (Brazil)†(b)	6.00% (5 yr. CMT + 2.43%	)#	2/25/2056	436,000	436,654
Total					1,741,458

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Leisure Time 0.50%
Carnival Corp. Ltd.†	6.125%	2/15/2033	$978,000	$990,318
Royal Caribbean Cruises Ltd.†	5.375%	7/15/2027	947,000	949,140
Royal Caribbean Cruises Ltd.	5.375%	1/15/2036	380,000	377,393
Royal Caribbean Cruises Ltd.†	6.00%	2/1/2033	963,000	976,851
Total				3,293,702

Lodging 0.31%
Hilton Domestic Operating Co., Inc.†	5.50%	3/31/2034	641,000	635,811
MGM China Holdings Ltd. (Macau)(b)	4.75%	2/1/2027	450,000	448,327
Wynn Macau Ltd. (Macau)†(b)	6.75%	2/15/2034	978,000	972,296
Total				2,056,434

Machinery: Construction & Mining 0.10%
Solaris Energy Infrastructure LLC†	6.375%	5/15/2031	639,000	646,455

Machinery-Diversified 0.33%
Flowserve Corp.	2.80%	1/15/2032	917,000	814,279
Flowserve Corp.	5.70%	5/15/2036	577,000	580,139
Regal Rexnord Corp.	6.40%	4/15/2033	729,000	774,149
Total				2,168,567

Media 1.13%
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%	2/1/2032	713,000	636,457
Cox Communications, Inc.†	1.80%	10/1/2030	854,000	742,668
Cox Communications, Inc.†	2.60%	6/15/2031	560,000	494,409
Directv Financing LLC†	8.875%	2/1/2030	710,000	723,485
Discovery Global Holdings, Inc.	5.05%	3/15/2042	898,000	658,970
Paramount Global	3.375%	2/15/2028	1,174,000	1,143,088
Space Exploration Technologies Corp.†	5.65%	7/15/2033	1,050,000	1,044,044
Space Exploration Technologies Corp.†	5.875%	7/15/2036	1,041,000	1,027,815
Univision Communications, Inc.†	8.50%	7/31/2031	946,000	950,812
Total				7,421,748

Metal Fabricate-Hardware 0.04%
Advanced Drainage Systems, Inc.†	5.375%	3/1/2034	271,000	265,453

Mining 1.17%
Anglo American Capital PLC (United Kingdom)†(b)	3.875%	3/16/2029	1,083,000	1,062,343
Anglo American Capital PLC (United Kingdom)†(b)	5.75%	4/5/2034	424,000	437,509
Corp. Nacional del Cobre de Chile (Chile)†(b)	6.33%	1/13/2035	1,382,000	1,454,633
Freeport Indonesia PT (Indonesia)(b)	6.20%	4/14/2052	641,000	627,518
Glencore Funding LLC†	5.371%	4/4/2029	1,115,000	1,132,601
Glencore Funding LLC†	6.375%	10/6/2030	570,000	601,003

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Mining (continued)
Ivanhoe Mines Ltd. (Canada)†(b)	7.875%	1/23/2030	$631,000	$638,783
Navoi Mining & Metallurgical Co. (Uzbekistan)†(b)	6.75%	5/14/2030	741,000	766,666
Novelis Corp.†	6.875%	1/30/2030	934,000	958,176
Total				7,679,232

Miscellaneous Manufacturing 0.20%
LSB Industries, Inc.†	6.25%	10/15/2028	646,000	648,667
Parker-Hannifin Corp.	4.25%	9/15/2027	694,000	692,942
Total				1,341,609

Multi-National 0.08%
Asian Development Bank (Philippines)(b)	1.50%	1/20/2027	533,000	525,752

Oil & Gas 1.85%
Caturus Energy LLC†	8.50%	2/15/2030	1,267,000	1,320,954
Continental Resources, Inc.†	5.75%	1/15/2031	1,016,000	1,034,819
Crescent Energy Finance LLC†	7.375%	1/15/2033	684,000	680,267
EQT Corp.	7.00%	2/1/2030	1,178,000	1,253,971
Expand Energy Corp.	5.375%	3/15/2030	353,000	354,378
Hilcorp Energy I LP/Hilcorp Finance Co.†	8.375%	11/1/2033	1,239,000	1,290,833
Nabors Industries, Inc.†(c)	8.875%	8/15/2031	661,000	679,104
Petroleos Mexicanos (Mexico)(b)	6.70%	2/16/2032	1,683,000	1,698,945
Saudi Arabian Oil Co. (Saudi Arabia)†(b)	4.375%	2/2/2031	857,000	838,341
SM Energy Co.†	6.75%	8/1/2029	643,000	655,094
Transocean International Ltd.†	7.875%	10/15/2032	673,000	702,925
Viper Energy Partners LLC	5.70%	8/1/2035	686,000	697,271
Wildfire Intermediate Holdings LLC†	7.50%	10/15/2029	955,000	979,953
Total				12,186,855

Oil & Gas Services 0.21%
Kodiak Gas Services LLC†	6.50%	10/1/2033	659,000	668,376
WBI Operating LLC†	6.25%	10/15/2030	688,000	692,197
Total				1,360,573

Packaging & Containers 0.10%
Clydesdale Acquisition Holdings, Inc.†	6.75%	4/15/2032	675,000	655,661

Pharmaceuticals 1.00%
AbbVie, Inc.	4.80%	3/15/2027	1,154,000	1,158,054
Bayer Corp.†	6.65%	2/15/2028	670,000	689,899
Bayer U.S. Finance LLC†	6.375%	11/21/2030	1,065,000	1,121,185
Bayer U.S. Finance LLC†	6.50%	11/21/2033	650,000	698,037

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Pharmaceuticals (continued)
CVS Health Corp.	7.00% (5 yr. CMT + 2.89%	)#	3/10/2055	$994,000	$1,032,410
EMD Finance LLC†	4.125%		8/15/2028	351,000	347,472
Pfizer Investment Enterprises Pte. Ltd. (Singapore)(b)	4.45%		5/19/2028	1,160,000	1,161,230
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(b)	3.15%		10/1/2026	380,000	378,321
Total					6,586,608

Pipelines 2.21%
Colonial Enterprises, Inc.†	5.627%		11/15/2035	1,020,000	1,021,349
Columbia Pipelines Holding Co. LLC†	4.999%		11/17/2032	1,511,000	1,494,704
Columbia Pipelines Holding Co. LLC†	5.097%		10/1/2031	479,000	480,098
DT Midstream, Inc.†	4.125%		6/15/2029	1,295,000	1,269,437
Eastern Energy Gas Holdings LLC	5.65%		10/15/2054	490,000	469,255
Eastern Energy Gas Holdings LLC	5.80%		1/15/2035	866,000	896,528
Enbridge, Inc. (Canada)(b)	8.50% (5 yr. CMT + 4.43%	)#	1/15/2084	1,449,000	1,656,949
Esentia Energy Development SAB de CV (Mexico)†(b)	6.50%		7/30/2038	1,190,000	1,170,127
Florida Gas Transmission Co. LLC†	5.75%		7/15/2035	1,306,000	1,345,616
Gulfstream Natural Gas System LLC†	5.60%		7/23/2035	1,297,000	1,317,240
NGPL PipeCo LLC†	3.25%		7/15/2031	750,000	690,679
QazaqGaz NC JSC (Kazakhstan)†(b)	5.625%		5/8/2036	647,000	637,018
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.50%		3/1/2030	817,000	823,900
Venture Global Plaquemines LNG LLC†	7.50%		5/1/2033	1,168,000	1,282,409
Total					14,555,309

REITS 1.96%
Brandywine Operating Partnership LP	4.55%		10/1/2029	678,000	638,011
Brixmor Operating Partnership LP	5.375%		6/15/2036	977,000	975,566
Crown Castle, Inc.	3.30%		7/1/2030	3,417,000	3,220,636
EPR Properties	4.50%		6/1/2027	522,000	521,048
EPR Properties	4.95%		4/15/2028	511,000	511,277
Goodman U.S. Finance Seven LLC†	5.25%		4/28/2036	1,053,000	1,035,531
Iron Mountain Information Management Services, Inc.†	5.00%		7/15/2032	697,000	670,085
Millrose Properties, Inc.†	6.375%		8/1/2030	747,000	757,607
VICI Properties LP/VICI Note Co., Inc.†	4.25%		12/1/2026	2,203,000	2,198,952
VICI Properties LP/VICI Note Co., Inc.†	4.625%		12/1/2029	910,000	893,447
VICI Properties LP/VICI Note Co., Inc.†	5.75%		2/1/2027	1,500,000	1,504,019
Total					12,926,179

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Retail 0.25%
Advance Auto Parts, Inc.†	7.00%	8/1/2030	$955,000	$979,794
QXO Building Products, Inc.†	6.75%	4/30/2032	631,000	651,939
Total				1,631,733

Semiconductors 1.03%
Foundry JV Holdco LLC†	5.90%	1/25/2033	1,154,000	1,203,715
Foundry JV Holdco LLC†	6.15%	1/25/2032	605,000	635,020
Foundry JV Holdco LLC†	6.25%	1/25/2035	1,208,000	1,283,510
Intel Corp.	4.10%	5/19/2046	718,000	558,042
Intel Corp.	5.00%	8/15/2033	467,000	463,594
Intel Corp.	5.30%	5/15/2036	481,000	478,814
Kioxia Holdings Corp. (Japan)†(b)	6.625%	7/24/2033	1,155,000	1,208,394
Marvell Technology, Inc.	5.30%	4/15/2036	966,000	961,555
Total				6,792,644

Software 0.58%
Fiserv, Inc.	5.15%	8/12/2034	404,000	392,494
Fiserv, Inc.	5.45%	3/15/2034	479,000	475,373
Oracle Corp.	5.95%	9/26/2055	2,372,000	2,017,036
Oracle Corp.	6.55%	2/4/2046	971,000	915,848
Total				3,800,751

Telecommunications 1.00%
Cipher Compute LLC†	7.125%	11/15/2030	965,000	1,004,345
Core Scientific Finance I LLC†	7.75%	5/15/2031	1,250,000	1,268,501
Level 3 Financing, Inc.†	8.50%	1/15/2036	1,287,941	1,384,059
NTT Finance Corp. (Japan)†(b)	5.11%	7/2/2029	662,000	667,827
QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC†	5.70%	4/15/2036	1,671,000	1,589,383
SV RNO Property Owner 1 LLC†	5.875%	3/1/2031	676,000	666,684
Total				6,580,799

Transportation 0.46%
GXO Logistics, Inc.	6.50%	5/6/2034	1,267,000	1,329,262
Rand Parent LLC†	8.50%	2/15/2030	635,000	658,289
Watco Cos. LLC/Watco Finance Corp.†	7.125%	8/1/2032	982,000	1,008,972
Total				2,996,523

Water 0.20%
Nova Securitisation SARL (Luxembourg)†(b)	5.75%	2/3/2031	1,347,000	1,300,025
Total Corporate Bonds (cost $267,254,086)				267,116,964

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
FLOATING RATE LOANS(d) 1.80%

Aerospace & Defense 0.08%
TransDigm, Inc. 2026 Term Loan N	6.144% (1 mo. USD Term SOFR + 2.50%	)	2/13/2033	$554,000	$554,623

Airlines 0.10%
American Airlines, Inc. 2025 Term Loan	5.925% (3 mo. USD Term SOFR + 2.25%	)	4/20/2028	660,463	660,619

Diversified Financial Services 0.61%
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6	5.389% (1 mo. USD Term SOFR + 1.75%	)	6/24/2030	1,656,018	1,658,262
Citadel Securities LP 2026 Term Loan B	5.661% (3 mo. USD Term SOFR + 2.00%	)	6/10/2033	736,675	735,909
Hudson River Trading LLC 2026 Repriced Term Loan B	6.139% (1 mo. USD Term SOFR + 2.50%	)	3/18/2030	1,623,454	1,614,249
Total					4,008,420

Electric 0.22%
NRG Energy, Inc. 2024 Term Loan	5.419% (3 mo. USD Term SOFR + 1.75%	)	4/16/2031	1,412,353	1,412,939

Entertainment 0.21%
Flutter Financing BV 2024 Term Loan B (Netherlands)(b)	5.482% (3 mo. USD Term SOFR + 1.75%	)	11/30/2030	1,375,315	1,365,344

Environmental Control 0.14%
Clean Harbors, Inc. 2025 Term Loan	5.144% (1 mo. USD Term SOFR + 1.50%	)	10/8/2032	944,255	949,231

Health Care Products 0.06%
Mckesson Medical-Surgical Top Holdings Inc. Term Loan B	5.982% (3 mo. USD Term SOFR + 2.25%	)	6/9/2032	374,000	374,546

Media 0.15%
Charter Communications Operating LLC 2024 Term Loan B5	5.942% (3 mo. USD Term SOFR + 2.25%	)	12/15/2031	979,514	967,211
Pipelines 0.15%
Colossus Acquireco LLC Term Loan B	5.37% (3 mo. USD Term SOFR + 1.75%	)	7/30/2032	988,035	982,892

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Retail 0.08%
Raising Cane’s Restaurants LLC 2026 Term Loan B	5.621% (1 mo. USD Term SOFR + 2.00%	)	6/6/2033	$550,000	$547,594
Total Floating Rate Loans (cost $11,863,102)					11,823,419

FOREIGN GOVERNMENT OBLIGATIONS(b) 1.73%

Canada 0.29%
Province of Ontario	4.85%		5/29/2036	869,000	881,213
Province of Quebec	4.625%		6/3/2036	1,059,000	1,052,823
Total					1,934,036

France 0.25%
Caisse d’Amortissement de la Dette Sociale	4.00%		2/12/2031	1,650,000	1,621,317

Hungary 0.24%
Hungary Government International Bonds	5.25%		6/16/2029	200,000	202,667
Hungary Government International Bonds	5.375%		9/26/2030	1,368,000	1,389,867
Total					1,592,534

Japan 0.24%
Japan Finance Organization for Municipalities	4.125%		4/2/2031	1,632,000	1,608,111

Mexico 0.20%
Eagle Funding Luxco SARL†	5.50%		8/17/2030	1,278,000	1,284,773

Panama 0.22%
Panama Government International Bonds	5.227%		2/23/2034	1,503,000	1,479,027

Romania 0.22%
Romania Government International Bonds†	5.75%		7/4/2036	482,000	461,842
Romania Government International Bonds†	6.625%		5/16/2036	946,000	967,427
Total					1,429,269

Uzbekistan 0.07%
Republic of Uzbekistan International Bonds	5.375%		2/20/2029	200,000	201,060
Republic of Uzbekistan International Bonds	7.85%		10/12/2028	220,000	233,013
Total					434,073
Total Foreign Government Obligations (cost $11,384,797)					11,383,140

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.87%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K143 Class A2	2.35%		3/25/2032	2,080,000	1,858,224

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K146 Class A2	2.92%		6/25/2032	$1,640,000	$1,504,187
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-153 Class A2	3.82%	#(e)	12/25/2032	1,600,000	1,535,203
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-154 Class A2	4.35%	#(e)	1/25/2033	880,000	868,550
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-161 Class A2	4.90%	#(e)	10/25/2033	960,000	976,563
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KG07 Class A2	3.123%	#(e)	8/25/2032	2,510,000	2,322,166
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KG08 Class A2	4.134%	#(e)	5/25/2033	2,260,000	2,198,535
FREMF Mortgage Trust Series K-169 Class A2	4.66%	#(e)	12/25/2034	1,030,000	1,030,114
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $12,219,061)					12,293,542

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 26.25%
Federal Home Loan Mortgage Corp.	2.00%		9/1/2050	1,601,336	1,295,141
Federal Home Loan Mortgage Corp.	3.00%		5/1/2050 - 7/1/2050	3,667,636	3,249,747
Federal Home Loan Mortgage Corp.	3.50%		1/1/2035 - 9/1/2051	4,696,302	4,342,118
Federal Home Loan Mortgage Corp.	5.00%		7/1/2052 - 4/1/2054	4,897,736	4,876,179
Federal Home Loan Mortgage Corp.	5.427% (30 day USD SOFR Average + 2.35%	)#	9/1/2055	1,132,430	1,145,247
Federal Home Loan Mortgage Corp.	5.50%		7/1/2054 - 11/1/2054	4,546,197	4,634,021
Federal Home Loan Mortgage Corp.	6.00%		2/1/2055 - 3/1/2056	3,657,668	3,771,088
Federal Home Loan Mortgage Corp.	6.50%		11/1/2053	1,604,248	1,673,455
Federal National Mortgage Association	2.50%		8/1/2050 - 3/1/2052	9,064,365	7,713,780
Federal National Mortgage Association	3.00%		4/1/2051	2,915,851	2,573,212
Federal National Mortgage Association	3.50%		9/1/2051 - 6/1/2052	2,157,678	1,979,851
Federal National Mortgage Association	4.00%		5/1/2053	1,658,214	1,552,443
Federal National Mortgage Association	5.00%		7/1/2052 - 1/1/2053	3,342,011	3,333,965

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Association	5.462% (30 day USD SOFR Average + 2.31%	)#	10/1/2055	$4,045,873	$4,104,880
Federal National Mortgage Association	5.50%		10/1/2054	2,360,930	2,410,828
Federal National Mortgage Association	6.00%		10/1/2053 - 1/1/2055	4,148,271	4,275,875
Federal National Mortgage Association	6.239% (30 day USD SOFR Average + 2.11%	)#	11/1/2054	2,427,114	2,503,018
Government National Mortgage Association(f)	2.00%		TBA	1,644,000	1,347,045
Government National Mortgage Association(f)	2.50%		TBA	5,018,000	4,285,294
Government National Mortgage Association(f)	3.00%		TBA	10,076,000	8,942,220
Government National Mortgage Association(f)	4.50%		TBA	8,280,000	7,951,347
Government National Mortgage Association(f)	5.00%		TBA	7,304,000	7,200,054
Government National Mortgage Association(f)	5.50%		TBA	1,271,000	1,277,444
Government National Mortgage Association(f)	6.00%		TBA	5,702,192	5,844,435
Uniform Mortgage-Backed Security(f)	2.00%		TBA	5,076,000	4,052,879
Uniform Mortgage-Backed Security(f)	2.50%		TBA	12,228,000	10,215,307
Uniform Mortgage-Backed Security(f)	3.00%		TBA	1,028,000	896,448
Uniform Mortgage-Backed Security(f)	3.50%		TBA	2,059,000	1,868,382
Uniform Mortgage-Backed Security(f)	4.00%		TBA	2,024,000	1,891,961
Uniform Mortgage-Backed Security(f)	4.50%		TBA	12,429,000	12,243,639
Uniform Mortgage-Backed Security(f)	5.00%		TBA	15,501,000	15,422,344
Uniform Mortgage-Backed Security(f)	5.50%		TBA	25,109,000	25,234,296
Uniform Mortgage-Backed Security(f)	6.00%		TBA	6,537,000	6,679,538
Uniform Mortgage-Backed Security(f)	6.50%		TBA	1,028,000	1,063,094
Uniform Mortgage-Backed Security(f)	7.00%		TBA	737,000	775,439
Total Government Sponsored Enterprises Pass-Throughs (cost $173,151,085)					172,626,014

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 10.62%
Bank Series 2019-BN21 Class A5	2.851%		10/17/2052	950,000	895,814
Bayview Opportunity Master Fund VI Trust Series 2021-6 Class A2†	2.50%	#(e)	10/25/2051	1,117,544	920,300
BBCMS Mortgage Trust Series 2023-C21 Class A5	6.00%	#(e)	9/15/2056	1,200,000	1,266,062
BBCMS Mortgage Trust Series 2025-5C33 Class A4	5.839%		3/15/2058	1,220,000	1,256,502
BBCMS Mortgage Trust Series 2025-5C34 Class A3	5.659%		5/15/2058	1,430,000	1,466,349
Benchmark Mortgage Trust Series 2024-V11 Class A3	5.909%	#(e)	11/15/2057	880,000	906,911
Benchmark Mortgage Trust Series 2024-V12 Class A3	5.739%		12/15/2057	1,460,000	1,496,742
Benchmark Mortgage Trust Series 2024-V9 Class A3	5.602%		8/15/2057	1,330,000	1,354,774

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Benchmark Mortgage Trust Series 2025-V18 Class A3	5.184%		10/15/2058	$960,000	$970,049
BMO Mortgage Trust Series 2024-5C5 Class A3	5.857%		2/15/2057	1,050,000	1,077,695
BMO Mortgage Trust Series 2024-5C8 Class A3	5.625%	#(e)	12/15/2057	1,070,000	1,093,088
BMO Mortgage Trust Series 2025-5C12 Class A3	5.18%		10/15/2058	840,000	847,648
BX Commercial Mortgage Trust Series 2026-CSMO Class B†	5.325% (1 mo. USD Term SOFR + 1.70%	)#	2/15/2043	660,000	665,569
BX Trust Series 2025-ARIA Class A†	5.199%	#(e)	12/13/2042	920,000	922,490
BX Trust Series 2025-ROIC Class B†	5.019% (1 mo. USD Term SOFR + 1.39%	)#	3/15/2030	1,127,827	1,126,390
BX Trust Series 2025-VOLT Class D†	6.375% (1 mo. USD Term SOFR + 2.75%	)#	12/15/2044	760,000	760,570
CIM Trust Series 2021-INV1 Class A2†	2.50%	#(e)	7/1/2051	1,524,788	1,261,450
CIM Trust Series 2021-J3 Class A1†	2.50%	#(e)	6/25/2051	1,781,972	1,468,525
Citigroup Mortgage Loan Trust, Inc. Series 2022-INV1 Class A3B†	3.00%	#(e)	11/27/2051	360,456	310,097
CONE Trust Series 2024-DFW1 Class A†	5.267% (1 mo. USD Term SOFR + 1.64%	)#	8/15/2041	700,000	698,042
DBC Mortgage Trust Series 2025-DBC Class A†	4.976% (1 mo. USD Term SOFR + 1.35%	)#	11/15/2042	880,000	881,965
EFMT Series 2025-INV2 Class A1†	5.387%	(g)	5/26/2070	973,289	972,957
ESTN Trust Series 2026-TOWN Class A†	5.538%	#(e)	5/12/2046	940,000	951,658
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA1 Class M2†	6.128% (30 day USD SOFR Average + 2.50%	)#	1/25/2042	950,000	958,243
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA3 Class M2†	7.978% (30 day USD SOFR Average + 4.35%	)#	4/25/2042	680,000	698,303
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2 Class A1†	4.878% (30 day USD SOFR Average + 1.25%	)#	5/25/2044	380,293	381,684
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1 Class A1†	4.878% (30 day USD SOFR Average + 1.25%	)#	3/25/2044	548,202	550,112
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R04 Class 1M1†	5.928% (30 day USD SOFR Average + 2.30%	)#	5/25/2043	470,944	477,815
Federal National Mortgage Association-ACES Series 2025-M4 Class A2	4.389%		8/25/2035	2,170,000	2,124,965
Flagstar Mortgage Trust Series 2021-3INV Class A2†	2.50%	#(e)	6/25/2051	1,217,905	1,008,996
GS Mortgage-Backed Securities Trust Series 2021-MM1 Class A2†	2.50%	#(e)	4/25/2052	2,007,205	1,659,158

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage-Backed Securities Trust Series 2021-PJ2 Class A2†	2.50%	#(e)	7/25/2051	$1,689,163	$1,400,473
GS Mortgage-Backed Securities Trust Series 2021-PJ8 Class A2†	2.50%	#(e)	1/25/2052	1,400,080	1,157,307
GS Mortgage-Backed Securities Trust Series 2021-PJ9 Class A2†	2.50%	#(e)	2/26/2052	602,999	497,715
GS Mortgage-Backed Securities Trust Series 2022-PJ6 Class A4†	3.00%	#(e)	1/25/2053	1,870,275	1,610,287
JP Morgan Mortgage Trust Series 2021-13 Class A3†	2.50%	#(e)	4/25/2052	968,952	800,353
JP Morgan Mortgage Trust Series 2021-14 Class A3†	2.50%	#(e)	5/25/2052	104,864	86,879
JP Morgan Mortgage Trust Series 2021-15 Class A2†	3.00%	#(e)	6/25/2052	1,733,415	1,489,164
JP Morgan Mortgage Trust Series 2021-8 Class A3†	2.50%	#(e)	12/25/2051	474,770	393,060
JP Morgan Mortgage Trust Series 2021-INV6 Class A2†	3.00%	#(e)	4/25/2052	1,787,076	1,545,255
JP Morgan Mortgage Trust Series 2021-INV8 Class A2†	3.00%	#(e)	5/25/2052	1,782,091	1,538,810
JP Morgan Mortgage Trust Series 2022-1 Class A3†	2.50%	#(e)	7/25/2052	151,628	125,062
JP Morgan Mortgage Trust Series 2022-3 Class A2†	3.00%	#(e)	8/25/2052	96,241	82,920
JP Morgan Mortgage Trust Series 2022-4 Class A3†	3.00%	#(e)	10/25/2052	866,926	745,851
JP Morgan Mortgage Trust Series 2022-INV1 Class A3†	3.00%	#(e)	3/25/2052	901,099	775,207
JP Morgan Mortgage Trust Series 2022-INV3 Class A3B†	3.00%	#(e)	9/25/2052	965,664	833,837
JP Morgan Mortgage Trust Series 2025-VIS3 Class A1†	5.062%	#(e)	2/25/2066	873,906	866,214
JP Morgan Mortgage Trust Series 2026-NQM1 Class A1FC†	4.601%	(g)	6/25/2066	740,096	732,846
JP Morgan Mortgage Trust Series 2026-NQM2 Class A1FC†	5.05%	(g)	9/25/2066	961,124	956,198
KIND Commercial Mortgage Trust Series 2024-1 Class A†	5.515% (1 mo. USD Term SOFR + 1.89%	)#	8/15/2041	430,000	430,838
Morgan Stanley Residential Mortgage Loan Trust Series 2025-DSC2 Class A1†	5.443%	#(e)	7/25/2070	1,226,404	1,225,092
Morgan Stanley Residential Mortgage Loan Trust Series 2026-DSC1 Class A1FC†	4.617%	(g)	1/25/2071	590,965	586,088

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
NYC Commercial Mortgage Trust Series 2026-1PARK Class C†	5.483% (1 mo. USD Term SOFR + 1.85%	)#	2/15/2043	$530,000	$532,035
NYMT Loan Trust Series 2025-INV2 Class A1†	5.00%	#(e)	10/25/2060	1,289,343	1,279,878
NYMT Loan Trust Series 2026-INV1 Class A1FC†	4.614%	(g)	2/25/2061	258,923	257,023
OBX Trust Series 2025-NQM16 Class A1†	4.905%	#(e)	8/25/2065	450,246	446,947
OBX Trust Series 2025-NQM17 Class A1FC†	4.848%	(g)	8/25/2065	1,434,741	1,426,457
OBX Trust Series 2026-NQM6 Class A1FC†	5.063%	(g)	4/26/2066	1,245,427	1,240,337
OBX Trust Series 2026-NQM7 Class A1FC†	5.22%	(g)	4/25/2066	633,246	632,003
Rate Mortgage Trust Series 2021-HB1 Class A1†	2.50%	#(e)	12/25/2051	844,501	698,062
RCKT Mortgage Trust Series 2021-4 Class A1†	2.50%	#(e)	9/25/2051	918,899	759,562
RCKT Mortgage Trust Series 2021-5 Class A1†	2.50%	#(e)	11/25/2051	1,949,357	1,615,030
ROCK Trust Series 2024-CNTR Class A†	5.388%		11/13/2041	840,000	849,560
Starwood Mortgage Residential Trust Series 2020-1 Class A1†	2.275%	#(e)	2/25/2050	8,926	8,623
SWCH Commercial Mortgage Trust Series 2025-DATA Class A†	5.068% (1 mo. USD Term SOFR + 1.44%	)#	2/15/2042	1,580,000	1,572,218
TEXAS Commercial Mortgage Trust Series 2025-TWR Class B†	5.218% (1 mo. USD Term SOFR + 1.59%	)#	4/15/2042	1,170,000	1,170,841
Verus Securitization Trust Series 2025-9 Class A1†	4.935%	#(e)	10/27/2070	805,898	800,264
Verus Securitization Trust Series 2026-1 Class A1FC†	4.743%	(g)	1/25/2071	508,793	504,969
Verus Securitization Trust Series 2026-2 Class A1FC†	4.507%	(g)	2/25/2071	536,332	530,012
Verus Securitization Trust Series 2026-3 Class A1FC†	4.927%	(g)	3/25/2071	1,268,285	1,265,358
Verus Securitization Trust Series 2026-R3 Class A1FC†	5.19%	(g)	2/27/2068	167,815	167,316
Wells Fargo Commercial Mortgage Trust Series 2019-C51 Class A3	3.055%		6/15/2052	1,065,504	1,017,386
Wells Fargo Commercial Mortgage Trust Series 2021-C61 Class A4	2.658%		11/15/2054	1,120,000	998,496
Wells Fargo Commercial Mortgage Trust Series 2025-5C3 Class A3	6.096%		1/15/2058	820,000	849,994
Wells Fargo Commercial Mortgage Trust Series 2025-C65 Class A5	5.292%		10/15/2058	1,710,000	1,735,214
Wells Fargo Mortgage-Backed Securities Trust Series 2022-2 Class A2†	2.50%	#(e)	12/25/2051	200,367	165,632
Total Non-Agency Commercial Mortgage-Backed Securities (cost $70,151,778)					69,833,596

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
U.S. TREASURY OBLIGATIONS 17.69%
U.S. Treasury Bonds	4.00%	11/15/2042	$7,373,000	$6,655,573
U.S. Treasury Bonds	4.625%	11/15/2044	9,163,000	8,833,526
U.S. Treasury Bonds	4.75%	2/15/2045	18,535,000	18,135,701
U.S. Treasury Bonds	4.75%	11/15/2053	25,628,000	24,799,595
U.S. Treasury Bonds	4.75%	5/15/2055	12,441,000	12,070,200
U.S. Treasury Bonds	4.75%	2/15/2056	8,581,000	8,337,648
U.S. Treasury Bonds	4.875%	8/15/2045	16,710,000	16,587,286
U.S. Treasury Notes	3.625%	12/31/2030	5,000,000	4,882,617
U.S. Treasury Notes	3.875%	3/31/2031	16,298,000	16,068,809
Total U.S. Treasury Obligations (cost $117,248,921)				116,370,955
Total Long-Term Investments (cost $759,245,582)				757,432,991

SHORT-TERM INVESTMENTS 2.16%

GOVERNMENT SPONSORED ENTERPRISES SECURITIES 0.93%
U.S. Treasury Bills (cost $6,143,729)	Zero Coupon	4/15/2027	6,331,000	6,140,477

REPURCHASE AGREEMENTS 1.20%
Repurchase Agreement dated 6/30/2026, 3.650% due 7/1/2026 with Barclays Capital, Inc. collateralized by $2,951,700 of U.S. Treasury Note at 4.250% due 5/31/2033; value: $2,959,184; proceeds: $2,900,294 (cost $2,900,000)			2,900,000	2,900,000
Repurchase Agreement dated 6/30/2026, 3.250% due 7/1/2026 with Fixed Income Clearing Corp. collateralized by $5,096,900 of U.S. Treasury Note at 3.375% due 11/30/2027; value: $5,059,521; proceeds: $4,960,591 (cost $4,960,143)			4,960,143	4,960,143
Total Repurchase Agreements (cost $7,860,143)				7,860,143

TIME DEPOSITS 0.00%
CitiBank N.A.(h) (cost $21,097)			21,097	21,097

			Shares

MONEY MARKET FUNDS 0.03%
Fidelity Government Portfolio(h) (cost $189,872)			189,872	189,872
Total Short-Term Investments (cost $14,214,841)				14,211,589
Total Investments in Securities 117.32% (cost $773,460,423)				771,644,580
Other Assets and Liabilities – Net (17.32)%				(113,891,240)
Net Assets 100.00%				$657,753,340

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)

June 30, 2026

CMT	Constant Maturity Rate.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2026, the total value of Rule 144A securities was $254,806,078, which represents 38.74% of net assets (See Note 2(i)).
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2026.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.
(c)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at June 30, 2026.
(e)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(f)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(g)	Step Bond – Security with a predetermined schedule of interest rate changes.
(h)	Security was purchased with the cash collateral from loaned securities.

Futures Contracts at June 30, 2026:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Ultra Treasury Note	September 2026	38	Short	$(4,246,046)	$(4,273,812)	$(27,766)
U.S. 2-Year Treasury Note	September 2026	118	Long	24,387,286	24,323,672	(63,614)
U.S. 5-Year Treasury Note	September 2026	42	Short	(4,483,803)	(4,495,969)	(12,166)
Total Unrealized Depreciation on Futures Contracts						$(103,546)

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2026

The following is a summary of the inputs used as of June 30, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$95,924,243	$–	$95,924,243
Common Stocks	61,118	–	–	61,118
Corporate Bonds	–	267,116,964	–	267,116,964
Floating Rate Loans	–	11,823,419	–	11,823,419
Foreign Government Obligations	–	11,383,140	–	11,383,140
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	12,293,542	–	12,293,542
Government Sponsored Enterprises Pass-Throughs	–	172,626,014	–	172,626,014
Non-Agency Commercial Mortgage-Backed Securities	–	69,833,596	–	69,833,596
U.S. Treasury Obligations	8,337,648	108,033,307	–	116,370,955
Short-Term Investments
Government Sponsored Enterprises Securities	6,140,477	–	–	6,140,477
Repurchase Agreements	–	7,860,143	–	7,860,143
Time Deposits	–	21,097	–	21,097
Money Market Funds	189,872	–	–	189,872
Total	$14,729,115	$756,915,465	$–	$771,644,580
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(103,546)	–	–	(103,546)
Total	$(103,546)	$–	$–	$(103,546)

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	25

Statement of Assets and Liabilities (unaudited)

June 30, 2026

ASSETS:
Investments in securities, at cost	$773,460,423
Investments in securities, at fair value including $201,625 of securities loaned	$771,644,580
Cash at brokers for TBA collateral	120,000
Deposits with brokers for futures collateral	168,349
Receivables:
Investment securities sold	141,033,754
Interest	6,169,536
Capital shares sold	690,242
Variation margin for futures contracts	117,539
Securities lending income	144
Prepaid expenses	2,409
Total assets	919,946,553
LIABILITIES:
Payables:
Investment securities purchased	261,007,286
Transfer agent fees	470,414
Collateral due to broker for securities lending	210,969
Management fee	150,908
To brokers for TBA collateral	120,000
Directors’ fees	69,483
Capital shares reacquired	42,026
Fund administration	21,558
To bank	2,203
Foreign currency overdraft (cost $54,491)	54,718
Accrued expenses	43,648
Total liabilities	262,193,213
Commitments and contingent liabilities	–
NET ASSETS	$657,753,340
COMPOSITION OF NET ASSETS:
Paid-in capital	$753,658,852
Total distributable earnings/(loss)	(95,905,512)
Net Assets	$657,753,340
Outstanding shares (130 million shares of common stock authorized, $.001 par value)	46,044,149
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$14.29

26	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2026

Investment income:
Securities lending net income	$1,142
Interest and other (net of foreign withholding taxes of $643)	16,508,432
Total investment income	16,509,574
Expenses:
Management fee	918,088
Non-12b-1 service fees	819,649
Shareholder servicing	328,181
Fund administration	131,155
Professional	32,612
Custody	13,029
Reports to shareholders	12,578
Directors’ fees	8,963
Reverse repurchase agreements interest expense (See Note 2(j))	921
Other	56,682
Gross expenses	2,321,858
Fees waived and expenses reimbursed (See Note 4)	(13,029)
Net expenses	2,308,829
Net investment income	14,200,745
Net realized and unrealized gain/(loss):
Net realized gain/(loss) on investments	(2,237,447)
Net realized gain/(loss) on futures contracts	(657,973)
Net realized gain/(loss) on foreign currency related transactions	(10)
Net change in unrealized appreciation/(depreciation) on investments	(7,383,663)
Net change in unrealized appreciation/(depreciation) on futures contracts	(11,215)
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	(227)
Net realized and unrealized gain/(loss)	(10,290,535)
Net Increase in Net Assets Resulting From Operations	$3,910,210

See Notes to Financial Statements.	27

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2026 (unaudited)	For the Year Ended December 31, 2025
Operations:
Net investment income	$14,200,745	$28,952,434
Net realized gain/(loss)	(2,895,430)	(2,214,132)
Net change in unrealized appreciation/(depreciation)	(7,395,105)	18,629,317
Net increase in net assets resulting from operations	3,910,210	45,367,619
Distributions to shareholders:	–	(30,430,240)
Capital share transactions (See Note 13):
Net proceeds from sales of shares	46,732,855	107,304,821
Reinvestment of distributions	–	30,430,240
Cost of shares reacquired	(53,167,421)	(123,189,404)
Net increase (decrease) in net assets resulting from capital share transactions	(6,434,566)	14,545,657
Net increase (decrease) in net assets	(2,524,356)	29,483,036
NET ASSETS:
Beginning of period	$660,277,696	$630,794,660
End of period	$657,753,340	$660,277,696

28	See Notes to Financial Statements.

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29

Financial Highlights

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Return of capital	Total distri- butions
6/30/2026(d)	$14.20	$0.31	$(0.22)	$0.09	$–	$–	$–	$–
12/31/2025	13.88	0.64	0.37	1.01	(0.69)	–	–	(0.69)
12/31/2024	14.20	0.66	(0.29)	0.37	(0.69)	–	–	(0.69)
12/31/2023	13.95	0.60	0.28	0.88	(0.63)	–	–	(0.63)
12/31/2022	16.85	0.41	(2.77)	(2.36)	(0.48)	(0.03)	(0.03)	(0.54)
12/31/2021	17.34	0.27	(0.30)	(0.03)	(0.34)	(0.12)	–	(0.46)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Includes the effect of To-Be-Announced (TBA) transactions.
(d)	Unaudited.
(e)	Not annualized.
(f)	Annualized.

30	See Notes to Financial Statements.

		Ratios to Average Net Assets:								Supplemental Data:
Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reim- bursements (includes interest expense) (%)		Total expenses after waivers and/or reim- bursements (excludes interest expense) (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate(c) (%)
$14.29	0.63 (e)	0.70	(f)	0.70	(f)	0.71	(f)	4.33	(f)	$657,753	200	(e)
14.20	7.19	0.71		0.71		0.71		4.46		660,278	428
13.88	2.66	0.70		0.70		0.71		4.59		630,795	404
14.20	6.34	0.70		0.70		0.71		4.21		629,716	413
13.95	(14.05)	0.71		0.71		0.71		2.70		585,096	485
16.85	(0.24)	0.70		0.70		0.71		1.59		660,623	376

See Notes to Financial Statements.	31

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of nine separate portfolios as of June 30, 2026. This report covers Total Return Portfolio (the “Fund”).

The Fund’s investment objective is to seek income and capital appreciation to produce a high total return. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

Basis of Preparation

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The preparation of the financial statements in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Segment Reporting

An operating segment is defined in FASB Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

The CODM for the Fund is the Investment Committee of Lord, Abbett & Co. LLC (“Lord Abbett”), which represents the highest-level body responsible for evaluating the Fund’s operating performance and making decisions regarding resource allocation. The Investment Committee regularly reviews the Fund’s operating results, including investment performance and financial information, in making strategic and operational decisions.

The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and that the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord Abbett as its valuation designee. Accordingly, Lord Abbett is

32

Notes to Financial Statements (unaudited)(continued)

responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a pricing committee (the “Pricing Committee”) that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Swaps, options and options on swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their net asset value (“NAV”) as of the close of each business day.

Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment.

33

Notes to Financial Statements (unaudited)(continued)

A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of June 30, 2026 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

(b)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets.

(c)	Floating Rate Loans–The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or Secured Overnight Financing Rate.

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to

34

Notes to Financial Statements (unaudited)(continued)

enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statement of Assets and Liabilities. Unrealized appreciation/ (depreciation) on unfunded commitments is presented, if any, on the Statement of Assets and Liabilities and represents the mark to market of the unfunded portion of the Fund’s floating rate notes.

As of June 30, 2026, the Fund did not have any unfunded loan commitments.

(d)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain/(loss), if applicable, is included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain/(loss) on foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(e)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of June 30, 2026, no liability for Federal Income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the Fund’s jurisdiction.

(f)	Investment Income–Dividend income, if any, is recorded on the ex-dividend date. Interest income is recorded on an accrual basis as earned. Discounts are accreted and premiums

35

Notes to Financial Statements (unaudited)(continued)

are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statement of Operations. Withholding taxes on foreign interest and dividends, if applicable, have been provided for in accordance with the applicable country’s tax rules and rates.

(g)	Mortgage Dollar Rolls–The Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(h)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

Because the Fund’s repurchase agreements are not subject to master netting arrangements, no offsetting disclosures have been presented for these transactions.

(i)	Restricted Securities–The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of the Fund’s Schedule of Investments.

(j)	Reverse Repurchase Agreements–The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security later at a set price. Reverse repurchase agreements expose the Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to the Fund). Engaging in reverse repurchase agreements also may involve the use of leverage, in that a Fund may reinvest the cash it receives in additional securities. Reverse repurchase agreements involve the risk that the market value of the securities to be repurchased by the Fund may decline below the repurchase price.

(k)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(l)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by the Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into

36

Notes to Financial Statements (unaudited)(continued)

the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

3.	DERIVATIVE TRANSACTIONS

Derivatives–During the six months ended June 30, 2026, the Fund used derivative instruments including futures contracts in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing the Fund to close out their position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value, as recorded on the Statement of Assets and Liabilities.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark-to-market gains to the Fund.

Futures Contracts–During the six months ended June 30, 2026, the Fund entered into futures contracts to manage and hedge interest rate risk associated with portfolio investments. During the six months ended June 30, 2026, the Fund also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an

37

Notes to Financial Statements (unaudited)(continued)

invested position in the underlying index while maintaining a cash balance for liquidity. Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Net change in unrealized appreciation/(depreciation) on futures contracts on the Statement of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statement of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited, which is considered restricted, is recorded on the Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statement of Assets and Liabilities.

The use of futures contracts exposes the Fund to equity price, foreign exchange and interest rate risks. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

Summary of Derivatives Information–As of June 30, 2026, the Fund had the following derivatives at fair value, grouped into appropriate risk categories and respective location on the Statement of Assets and Liabilities:

	Series Fund-Total Return Portfolio
Liability Derivatives	Statement of Assets and Liabilities Location	Interest Rate Risk
Futures Contracts(1)	Variation margin for futures contracts	$103,546

(1)	Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin, presented as either a receivable or a payable, is reported within the Statement of Assets and Liabilities.

38

Notes to Financial Statements (unaudited)(continued)

The following table presents the effect of derivatives for the Fund on the Statement of Operations for the six months ended June 30, 2026:

	Series Fund-Total Return Portfolio
	Statement of Operations Location	Interest Rate Risk
Amount of Realized Gain/(Loss) on Derivatives
Futures Contracts	Net realized gain/(loss) on futures contracts	$(657,973)
Amount of Net Change in Unrealized Appreciation/(Depreciation) on Derivatives
Futures Contracts	Net change in unrealized appreciation/(depreciation) on futures contracts	$(11,215)
Average derivatives volume calculated based on the number of contracts or notional amounts
Futures Contracts		243

4.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management fee agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $4 billion	.28%
Next $11 billion	.26%
Over $15 billion	.25%

For the six months ended June 30, 2026, the effective management fee, net of any applicable waiver, was at an annualized rate of .28% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly.

Lord Abbett voluntarily waived $13,029 of certain fees and expenses during the six months ended June 30, 2026.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily NAV of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. This amount is included in non-12b-1 service fees in the Statement of Operations. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to

39

Notes to Financial Statements (unaudited)(continued)

the Fund. This amount is included in Shareholder servicing in the Statement of Operations. These servicing fees are accrued daily and payable monthly.

One Director and certain of the Company’s officers have an interest in Lord Abbett.

5.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2026 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Series Fund-Total Return Portfolio	$–	$–	$–	$–

The tax character of distributions paid during the period ended December 31, 2025 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Series Fund-Total Return Portfolio	$30,430,240	$–	$–	$30,430,240

Net capital losses recognized by the Funds may be carried forward indefinitely and retain their character as short-term and/or long-term losses. Capital losses incurred that will be carried forward are as follows:

Fund	Short-Term Losses	Long-Term Losses	Net Capital Losses
Series Fund-Total Return Portfolio	$(36,083,723)	$(67,098,492)	$(103,182,215)

As of June 30, 2026, the tax cost of investments and the breakdown of unrealized appreciation/ (depreciation) for the Fund are shown below. The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable to the tax treatment of certain securities, other financial instruments and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Series Fund-Total Return Portfolio	$775,076,079	$3,530,628	$(7,065,673)	$(3,535,045)

40

Notes to Financial Statements (unaudited)(continued)

6.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2026 were as follows:

U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales*	Non-U.S. Government Sales
$1,343,690,127	$184,699,995	$1,331,076,159	$187,964,189

*	Includes U.S. Government sponsored enterprises securities.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the 1940 Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2026, the Fund did not engage in cross-trade purchases or sales.

7.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of a portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees in the Statement of Operations and in Directors’ fees payable in the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	LINE OF CREDIT

For the period ended June 4, 2026, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.675 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $300 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 5, 2026, the Participating Funds renewed the Syndicated Facility for $1.8 billion. The Participating Funds are subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $500 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended June 4, 2026, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million based on past borrowings and likelihood of future borrowings, among other factors.

41

Notes to Financial Statements (unaudited)(continued)

Effective June 5, 2026, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same borrowing limits as were in place prior to the renewal.

Interest associated with these credit facilities is charged to each Fund based on its borrowings generally at an amount above the Federal Funds rate or at the negotiated rate for swing line loans. In addition, there is a fee computed at an annual rate of 0.20% on the daily unused portion of the Syndicated Facility which is allocated among the Participating Funds at the end of each quarter and is included with Other Expenses on the Statement of Operations. There is no fee associated with the unused portion of the Bilateral Facility.

These credit facilities are to be used for short-term working capital purposes as additional sources of liquidity to satisfy redemptions.

For the six months ended June 30, 2026, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

9.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended June 30, 2026, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

11.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income, if any, in the Fund’s Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.;

42

Notes to Financial Statements (unaudited)(continued)

the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of June 30, 2026, the market value of securities loaned and collateral received were as follows:

Funds	Market Value of Securities Loaned	Collateral Received(1)	Non-Cash Collateral
Total Return Portfolio	$201,625	$210,969	$–

(1)	Statement of Assets and Liabilities location: Payables: Collateral due to broker for securities lending.

12.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in fixed income securities, including the risk that issuers will fail to make timely payments of principal or interest or default altogether. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when interest rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal and/or interest to the Fund, a risk that is greater with high-yield bonds (sometimes called “junk bonds”) in which the Fund may substantially invest. Some issuers, particularly of high-yield bonds, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High-yield bonds are subject to greater price fluctuations, as well as additional risks. The market for below investment grade securities may be less liquid, which may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

The Fund is subject to the general risks and considerations associated with investing in convertible securities, which have both equity and fixed income risk characteristics, including market, credit, liquidity, and interest rate risks. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

The Fund’s investment exposure to foreign (which may include emerging market) companies presents increased market, liquidity, currency, political, information and other risks. As compared with companies organized and operated in the U.S., these companies may be more vulnerable to economic, political and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, and foreign taxes. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets. The cost of the Fund’s potential use of forward foreign currency exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions prevailing.

43

Notes to Financial Statements (unaudited)(continued)

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If the Fund incorrectly forecasts these and other factors, its performance could suffer. The Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

The Fund may invest in swap contracts. Swap contracts are bi-lateral agreements between a fund and its counterparty. Each party is exposed to the risk of default by the other. In addition, they may involve a small investment of cash compared to the risk assumed with the result that small changes may produce disproportionate and substantial gains or losses to the Fund.

The Fund may invest in credit default swap contracts. The risks associated with the Fund’s investment in credit default swaps are greater than if the Fund invested directly in the reference obligation because they are subject to illiquidity risk, counterparty risk, and credit risk at both the counterparty and underlying issuer levels.

The Fund may invest in floating rate or adjustable rate senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships, or other business entities. The senior loans in which the Fund may invest may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. In addition, senior loans may be subject to structural subordination.

The Fund is subject to the risk of investing a significant portion of its assets in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Consequently, the Fund may be required to look principally to the agency issuing or guaranteeing the obligation. In addition, the Fund may invest in non-agency backed and mortgage related securities, which are issued by the private institutions, not by the government-sponsored enterprises. Such securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults, and changes in prevailing interest rates. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current markets rates. The prepayment rate also will affect the price and volatility of a mortgage-related security.

44

Notes to Financial Statements (unaudited)(concluded)

In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprise involved, not by the U.S. Government.

Geopolitical and other events, such as war, acts of terrorism, tariffs and other restrictions on trade, natural disasters, the spread of infectious illnesses, epidemics and pandemics, environmental and other public health issues, supply chain disruptions, inflation, recessions or other events, and governments’ reactions to such events, may lead to increased market volatility and instability in world economies and markets generally and may have adverse effects on the performance of the Fund and its investments.

A widespread health crisis, such as a global pandemic, could cause substantial market volatility, impact the ability to complete redemptions, and adversely impact the Fund’s performance. For example, the effects to public health, business and market conditions resulting from the COVID-19 pandemic have had, and may in the future have, a significant negative impact on the performance of the Fund’s investments, including exacerbating other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

It is difficult to accurately predict or foresee when events or conditions affecting the U.S. or global financial markets, economies, and issuers may occur, the effects of such events or conditions, potential escalations or expansions of these events, possible retaliations in response to sanctions or similar actions and the duration or ultimate impact of those events. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance and your investment in the Fund.

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025
Shares sold	3,278,645	7,452,349
Reinvestment of distributions	–	2,145,997
Shares reacquired	(3,734,531)	(8,530,024)
Increase (decrease)	(455,886)	1,068,322

45

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Directors, Officers, and Others

Remuneration paid to directors, officers, and others is included in “Directors’ Remuneration” under Item 7 of this Form N-CSR.

Statement Regarding Basis for Approval of Investment Advisory Contract

The Board, including all of the Directors who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about the Fund’s investment performance compared to the performance of a benchmark. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. The Independent Directors also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”) and the investment performance of a benchmark; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability to Lord Abbett of providing management and administrative services to the Fund; (8) information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

46

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to the Fund, including investment research, portfolio management, risk oversight and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements and investments undertaken to enhance its compliance oversight. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business, although the Board was mindful that other conflicts of interest may exist. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. The Board observed that differences in fee rates between these clients and the Lord Abbett Funds are not uniform when examined on a fund-by-fund basis, suggesting that differences in the pricing of investment management services to these clients may reflect a variety of factors, including historical competitive forces operating in separate marketplaces. The Board considered the fact that in many instances, fee rates are higher on average for mutual fund clients than for other clients. The Board did not rely on these comparisons to any significant extent in reaching their decision. After reviewing these and related factors, the Board concluded that the Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance peer group and a benchmark as of various periods ended June 30, 2025. The Board observed that although the Fund’s investment performance was below the median of the performance peer group for the three-, five-, and ten-year periods, the Fund’s investment performance was above the median of the performance peer group for the one-year period, and the Fund outperformed its benchmark for the one-, three-, five- and ten-year periods. The Board considered Lord Abbett’s explanation of the Fund’s performance. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and other factors, including those described below, the Board concluded that the Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and strategy, and other services provided to the Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, the resources made available to them, Lord Abbett’s investment methodologies and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s oversight of third-party service providers, including the Fund’s transfer agent and custodian.

47

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

Expenses. The Board considered the expense level of the Fund, including the contractual and actual management fee rates, the expense levels of the Fund’s expense peer group and the nature of the Fund’s expense peer group. It also considered how each of the expense level and the actual management fee rates of the Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. The Board observed that the net total expense ratio and the actual management fee of the Fund were both below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fee schedule in place for the Fund was reasonable in light of all of the factors it considered, including the nature, quality and extent of services provided by Lord Abbett.

Profitability. The Board considered the level of Lord Abbett’s operating margin in managing the Fund, including the administrative services it provides to the Fund, and reviewed Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether the Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins, excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins without those exclusions in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to the Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to the Fund was not excessive.

Economies of Scale. The Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from any such economies of scale, and whether, to the extent there were economies of scale, there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Funds. The Board also considered the Fund’s existing management fee schedule, with contractual breakpoints in the level of the management fee. Based on these considerations, the Board concluded that any economies of scale were adequately addressed in respect of the Fund.

Other Benefits to Lord Abbett. The Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services, such as the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, that the Distributor may retain a portion of the 12b-1 fees it receives, and that the Distributor receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that

48

Statement Regarding Basis for Approval of Investment Advisory Contract (concluded)

business also benefits the Funds. The Board also noted that Lord Abbett has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions, including its mutual fund clients.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the Agreement. In considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

49

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Series Fund, Inc. Total Return Portfolio	SFTR-PORT-3 (08/26)

Item 12:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 13:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 14:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 15:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 16:	Controls and Procedures.
(a)	The principal executive officer and interim principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.

Item 18:	Recovery of Erroneously Awarded Compensation.
Not applicable.

Item 19:	Exhibits.
(a)(1)	The Lord Abbett Family of Funds Sarbanes-Oxley Code of Ethics for the Principal Executive Officer and Financial Officer and Senior Financial Officers is attached hereto as part of EX-99. CODEETH.

(a)(2)	Not applicable.

(a)(3)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SERIES FUND, INC.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer
(Principal Executive Officer)

Date: August 18, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer
(Principal Executive Officer)

Date: August 18, 2026

By:	/s/ Gina Andes
Gina Andes
Assistant Treasurer
(Interim Principal Financial Officer)

Date: August 18, 2026